                                                        [LOGO]



Semi-Annual Report
STOCK FUNDS


                                       March 31, 2000




                                       DISCIPLINED GROWTH FUND
                                       DIVERSIFIED EQUITY FUND
                                       DIVERSIFIED SMALL CAP FUND
                                       EQUITY INCOME FUND
                                       EQUITY INDEX FUND
                                       EQUITY VALUE FUND
                                       GROWTH FUND
                                       GROWTH EQUITY FUND
                                       INDEX FUND
                                       INTERNATIONAL FUND
                                       INTERNATIONAL EQUITY FUND
                                       LARGE COMPANY GROWTH FUND
                                       SMALL CAP GROWTH FUND
                                       SMALL CAP OPPORTUNITIES FUND
                                       SMALL CAP VALUE FUND
                                       SMALL COMPANY GROWTH FUND

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------
  DISCIPLINED GROWTH FUND......................................................2
  DIVERSIFIED EQUITY FUND......................................................4
  DIVERSIFIED SMALL CAP FUND...................................................6
  EQUITY INCOME FUND...........................................................8
  EQUITY INDEX FUND...........................................................10
  EQUITY VALUE FUND...........................................................12
  GROWTH FUND.................................................................14
  GROWTH EQUITY FUND..........................................................16
  INDEX FUND..................................................................18
  INTERNATIONAL FUND..........................................................20
  INTERNATIONAL EQUITY FUND...................................................22
  LARGE COMPANY GROWTH FUND...................................................24
  SMALL CAP GROWTH FUND.......................................................26
  SMALL CAP OPPORTUNITIES FUND................................................28
  SMALL CAP VALUE FUND........................................................30
  SMALL COMPANY GROWTH FUND...................................................32
PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------
  DISCIPLINED GROWTH FUND.....................................................34
  DIVERSIFIED EQUITY FUND.....................................................35
  DIVERSIFIED SMALL CAP FUND..................................................36
  EQUITY INCOME FUND..........................................................37
  EQUITY INDEX FUND...........................................................38
  EQUITY VALUE FUND...........................................................53
  GROWTH FUND.................................................................56
  GROWTH EQUITY FUND..........................................................60
  INDEX FUND..................................................................61
  INTERNATIONAL FUND..........................................................62
  INTERNATIONAL EQUITY FUND...................................................63
  LARGE COMPANY GROWTH FUND...................................................66
  SMALL CAP GROWTH FUND.......................................................67
  SMALL CAP OPPORTUNITIES FUND................................................72
  SMALL CAP VALUE FUND........................................................77
  SMALL COMPANY GROWTH FUND...................................................78
FINANCIAL STATEMENTS
---------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES.........................................80
  STATEMENT OF OPERATIONS.....................................................84
  STATEMENTS OF CHANGES IN NET ASSETS.........................................88
  FINANCIAL HIGHLIGHTS.......................................................100
NOTES TO FINANCIAL HIGHLIGHTS................................................110
---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS................................................111
---------------------------------------------------------------------
                                CORE PORTFOLIOS
PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------
  DISCIPLINED GROWTH PORTFOLIO...............................................121
  INCOME EQUITY PORTFOLIO....................................................123
  INDEX PORTFOLIO............................................................126
  INTERNATIONAL PORTFOLIO....................................................140
  INTERNATIONAL EQUITY PORTFOLIO.............................................144
  LARGE COMPANY GROWTH PORTFOLIO.............................................147
  SMALL CAP INDEX PORTFOLIO..................................................149
  SMALL CAP VALUE PORTFOLIO..................................................166
  SMALL COMPANY GROWTH PORTFOLIO.............................................169
  SMALL COMPANY VALUE PORTFOLIO..............................................174
FINANCIAL STATEMENTS
---------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES........................................180
  STATEMENT OF OPERATIONS....................................................182
  STATEMENTS OF CHANGES IN NET ASSETS........................................184
  FINANCIAL HIGHLIGHTS.......................................................191
NOTES TO FINANCIAL HIGHLIGHTS................................................192
---------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS................................................193
---------------------------------------------------------------------
LIST OF ABBREVIATIONS........................................................198
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

    For investors in the stock market, the six-month period ended March 31, 2000, was unpredictable and characterized by rapidly shifting markets and unprecedented volatility. In short, it was a tale of two markets: blue chip, "Old Economy" stocks versus high-flying, "New Economy" technology-related stocks.
   During this period, blue chip stocks soared to a record high, only to surrender their gains following a series of interest rate hikes that sent the Dow Jones Industrial Average (the Dow) into a tailspin. After a March rally, the Dow recovered most of its losses, yet remained low for the year.
   In contrast, the NASDAQ exceeded the 5,000 barrier led by the performance of technology-related stocks -- particularly genetics, semiconductor and communications stocks. For several months, technology reigned, while other sectors scrambled for attention. That changed when the technology bubble burst in late March, with a sell-off pounding speculative issues and leaving many investors concerned about the long-term viability of New Economy stocks.
   The slump in blue chip stocks in early 2000 reflected the Federal Reserve Board's (the Fed) decision to continue to raise interest rates until the economy slows. The economy's 7.3% annual growth rate in the fourth quarter of 1999 was far above everyone's comfort level. Yet as Federal Reserve Chairman Alan Greenspan noted, the economy won't slow until consumers spend less, and that won't happen until the equity market cools.
   For blue chip companies dependent upon debt to fund growth, rising rates create a difficult environment in which to grow earnings. For technology companies, rising rates have had little impact on their earnings or near-term prospects. Against this backdrop, the split in the stock market kept widening until the NASDAQ's downturn.

INVESTING IN AN UPSIDE-DOWN MARKET
--------------------------------------------------------------------------------
   With dramatic market fluctuations becoming standard events, many investors are justifiably worried about the market's outlook. So what should you do amid this uncertainty? The first thing to remember is to think long term. Over time, the market will likely regain its balance.
   More importantly, investors should stick with a clearly defined strategy of buying and holding a diversified portfolio of stocks, bonds and cash. If you adhere to your long-term strategy and a diversified portfolio, you won't be as vulnerable to a downturn in one sector. Chances are that your overall returns will be steady over time, as well. The fact is, diversification is an effective strategy that investors can use to their advantage in virtually any market environment.
   In closing, thank you for investing with Wells Fargo Funds. With more than $62 billion in mutual fund assets under management (as of March 31, 2000), Wells Fargo Funds offer a complete array of mutual funds designed to meet almost any investor's need -- in any market environment.

  Sincerely,

    /s/ Michael J. Hogan                        /s/ W. Rodney Hughes
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DISCIPLINED GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Disciplined Growth Fund (the Fund) seeks to provide capital appreciation by investing primarily in common stocks of larger companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Smith Asset Management Group

FUND MANAGER
  Steve Smith, CFA

INCEPTION DATE
  10/15/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 16.07%(1) for the six-month period ended March 31, 2000. This return trailed that of its benchmark, the S&P 500 Index(2), which returned 17.51% for the same period. The Fund's Institutional Class shares distributed no dividend income and $0.25 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   As sometimes occurs over short-term periods, the Fund's active risk-reduction measures caused it to underperform the benchmark and its more aggressive peers during the six months ended March 31, 2000. The Fund avoids companies that are overvalued, have poor credit quality and/or unacceptably high share-price volatility. These criteria help reduce the Fund's long-term risk, but they put the Fund at a disadvantage during a period in which aggressive strategies excel. Funds that concentrated heavily in technology stocks performed especially well.
   At the same time, however, a majority of the Fund's holdings reported a positive earnings surprise over the six months ended March 31, 2000. During the fourth quarter 1999, investors largely ignored earnings trends such as these and continued to invest in stocks based upon price momentum. This situation reversed itself in the first quarter 2000 when investors returned their focus to long-term earnings potential as a primary reason for making stock selections. This trend has had a positive impact on the Fund's performance.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The potential for higher interest rates is likely to play a major factor in the market over the second quarter and beyond. Many investors expect the Federal Reserve Board (the Fed) to continue raising interest rates. These efforts should also slow the stock market's upward trend. If the Fed's actions are timely and corporate earnings remain strong, the market may not be in for a protracted contraction. Even if the market remains volatile, the Fund should be well positioned for an environment in which investors appreciate companies that can deliver consistent, above-average growth.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                                Excluding Sales Charge
                                     ---------------------------------------------
                                       6-Months(*)      1-Year     Since Inception
INSTITUTIONAL CLASS                         16.07        20.18            12.16

BENCHMARK

  S&P 500 INDEX                             17.51        17.94

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

P/E (TRAILING 12 MONTHS)                            26.1x

P/B                                                  6.9x

MEDIAN MARKET CAP. ($B)                              9.1

NUMBER OF HOLDINGS                                    40

PORTFOLIO TURNOVER                                   60%

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

AMERICAN POWER CONVERSION                            3.77%

APPLE COMPUTER, INCORPORATED                         3.19%

MORGAN STANLEY DEAN WITTER                           3.03%

IVAX CORPORATION                                     3.01%

SUNGARD DATA SYSTEMS, INCORPORATED                   3.00%

EMC CORPORATION                                      2.98%

APPLIED MATERIALS, INCORPORATED                      2.96%

VISHAY INTERTECHNOLOGY                               2.88%

ORACLE CORPORATION                                   2.86%

KNIGHT/TRIMARK GROUP                                 2.85%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             31%

Financial              16%

Health Care            10%

Consumer Cyclical       7%

Consumer Services       7%

Industrials             6%

Consumer Non-Cyclical   6%

Energy                  4%

Basic Materials         3%

Utilities               3%

Commercial Services     3%

Transportation          2%

Telecommunications      2%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    WELLS FARGO
          DISCIPLINED GROWTH FUND- CLASS I  S&P 500 INDEX

10/15/97                           $10,000        $10,000

10/31/97                            $9,300         $9,666

11/30/97                            $9,520        $10,114

12/31/97                            $9,539        $10,287

1/31/98                             $9,359        $10,401

2/28/98                            $10,120        $11,151

3/31/98                            $10,580        $11,721

4/30/98                            $10,750        $11,841

5/31/98                            $10,450        $11,637

6/30/98                            $10,750        $12,110

7/31/98                            $10,510        $11,981

8/31/98                             $8,888        $10,250

9/30/98                             $9,349        $10,907

10/31/98                            $9,859        $11,794

11/30/98                           $10,210        $12,509

12/31/98                           $11,141        $13,229

1/31/99                            $11,341        $13,786

2/28/99                            $10,971        $13,356

3/31/99                            $11,031        $13,890

4/30/99                            $11,511        $14,428

5/31/99                            $11,421        $14,087

6/30/99                            $11,801        $14,854

7/31/99                            $11,811        $14,390

8/31/99                            $11,591        $14,319

9/30/99                            $11,421        $13,926

10/31/99                           $11,721        $14,808

11/30/99                           $11,801        $15,108

12/31/99                           $12,317        $15,998

1/31/00                            $11,468        $15,195

2/29/00                            $11,785        $14,908

3/31/00                            $13,257        $16,366

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Institutional Class shares of the Wells Fargo Disciplined Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Performa Disciplined Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo Disciplined Growth Fund Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional
Class shares and reflects all operating expenses.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Diversified Equity Fund (the Fund) seeks to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America

FUND MANAGER
  Collectively Managed

INCEPTION DATE
  12/31/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 18.94%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned 17.51%. The Fund's Class A shares distributed $0.15 per share in dividend income and $2.67 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Driven by excitement over New Economy (high-technology) companies, small-cap growth stocks outperformed most other segments of the U.S. market over the six months ended March 31, 2000. Technology, telecommunications and media stocks rose to new highs in the fourth quarter of 1999 and in the first two months of 2000. To a large extent, the dominance of these companies was a global phenomenon. New Economy stocks in Europe, Japan and elsewhere led their respective markets. Technology, biotechnology and some media stocks subsequently declined in March, but their gains in late 1999 and early 2000 enabled them to stay ahead of other areas of the market for the reporting period.
   In this environment, the Fund's diversification helped it outperform the S&P 500 Index. The relative weakness of the Fund's large-cap value stocks was offset in part by its small-cap growth positions and international component. Besides New Economy stocks, many international markets were fueled by positive economic trends.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's diversification across large cap and small cap stocks as well as value- and growth-oriented stocks should be an advantage if the U.S. market continues to broaden. Despite recent gains, its relatively narrow rally over the past few quarters has left some areas of the market comparatively undervalued. The Fund's international component may also help drive its performance this year. Although many investors expect the U.S. economy to slow as U.S. interest rates rise in 2000, the European and Asian economies appear to be entering an expansion. International markets may also benefit from the unfolding of shareholder-oriented reforms and increased domestic investment in Europe and Japan.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class A sales charges. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998 reflects the performance of the Institutional Class shares of the Fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and
Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
4

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      18.94    20.80    23.01    17.49     12.10    13.85    21.56    16.80
CLASS B                      18.48    19.88    22.09    16.62     13.48    14.88    21.91    16.62
CLASS C                      18.49    19.90    22.16    16.66     17.49    18.90    22.16    16.66
INSTITUTIONAL CLASS          18.94    20.78    23.01    17.49
BENCHMARK
  S&P 500 INDEX              17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               0.93
P/E (TRAILING 12 MONTHS)                            31.9x
P/B                                                 5.6x
MEDIAN MARKET CAP. ($B)                             20.7
NUMBER OF HOLDINGS                                  1449
PORTFOLIO TURNOVER                                   19%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

CISCO SYSTEMS, INCORPORATED                          2.98%
MICROSOFT CORPORATION                                2.65%
INTEL CORPORATION                                    2.40%
LUCENT TECHNOLOGIES, INCORPORATED                    1.94%
GENERAL ELECTRIC COMPANY                             1.87%
HEWLETT-PACKARD COMPANY                              1.50%
PFIZER, INCORPORATED                                 1.41%
AT&T CORPORATION                                     1.40%
CHARLES SCHWAB CORPORATION                           1.30%
HOME DEPOT, INCORPORATED                             1.30%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             25%

International          15%

Financial              14%

Health Care             8%

Consumer Cyclical       7%

Consumer Non-Cyclical   5%

Telecommunications      4%

Commercial Services     4%

Consumer Services       4%

Basic Materials         4%

Energy                  4%

Industrials             3%

Utilities               1%

Transportation          1%

Cash                    1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO DIVERSIFIED                 WELLS FARGO DIVERSIFIED
           EQUITY FUND - CLASS A   S&P 500 INDEX   EQUITY FUND - CLASS I

4/1/90                     $9,425        $10,000                  $10,000

4/30/90                    $9,309         $9,751                   $9,876

5/31/90                   $10,328        $10,701                  $10,958

6/30/90                   $10,430        $10,629                  $11,066

7/31/90                   $10,329        $10,595                  $10,958

8/31/90                    $9,389         $9,637                   $9,962

9/30/90                    $8,775         $9,168                   $9,310

10/31/90                   $8,824         $9,129                   $9,363

11/30/90                   $9,292         $9,719                   $9,859

12/31/90                   $9,568         $9,990                  $10,152

1/31/91                   $10,169        $10,425                  $10,790

2/28/91                   $10,947        $11,171                  $11,615

3/31/91                   $11,212        $11,441                  $11,896

4/30/91                   $11,189        $11,468                  $11,873

5/31/91                   $11,724        $11,963                  $12,440

6/30/91                   $11,114        $11,415                  $11,792

7/31/91                   $11,719        $11,947                  $12,434

8/31/91                   $12,037        $12,230                  $12,772

9/30/91                   $11,973        $12,026                  $12,704

10/31/91                  $12,252        $12,187                  $12,999

11/30/91                  $11,850        $11,696                  $12,574

12/31/91                  $13,163        $13,034                  $13,967

1/31/92                   $13,051        $12,791                  $13,848

2/29/92                   $13,072        $12,957                  $13,870

3/31/92                   $12,741        $12,705                  $13,518

4/30/92                   $12,882        $13,078                  $13,667

5/31/92                   $13,055        $13,142                  $13,851

6/30/92                   $12,693        $12,946                  $13,467

7/31/92                   $13,131        $13,475                  $13,932

8/31/92                   $12,887        $13,199                  $13,673

9/30/92                   $13,002        $13,354                  $13,795

10/31/92                  $13,089        $13,400                  $13,888

11/30/92                  $13,637        $13,857                  $14,469

12/31/92                  $13,788        $14,027                  $14,629

1/31/93                   $13,801        $14,144                  $14,643

2/28/93                   $13,700        $14,337                  $14,535

3/31/93                   $14,194        $14,639                  $15,061

4/30/93                   $13,862        $14,285                  $14,708

5/31/93                   $14,330        $14,668                  $15,205

6/30/93                   $14,262        $14,711                  $15,132

7/31/93                   $14,351        $14,651                  $15,227

8/31/93                   $15,000        $15,207                  $15,915

9/30/93                   $15,052        $15,091                  $15,971

10/31/93                  $15,298        $15,403                  $16,231

11/30/93                  $14,973        $15,256                  $15,887

12/31/93                  $15,461        $15,440                  $16,405

1/31/94                   $15,982        $15,965                  $16,957

2/28/94                   $15,661        $15,532                  $16,616

3/31/94                   $14,946        $14,855                  $15,859

4/30/94                   $15,110        $15,045                  $16,032

5/31/94                   $15,246        $15,292                  $16,176

6/30/94                   $14,754        $14,917                  $15,654

7/31/94                   $15,237        $15,407                  $16,167

8/31/94                   $15,998        $16,039                  $16,956

9/30/94                   $15,695        $15,647                  $16,653

10/31/94                  $15,981        $15,999                  $16,956

11/30/94                  $15,383        $15,416                  $16,322

12/31/94                  $15,589        $15,644                  $16,541

1/31/95                   $15,760        $16,050                  $16,722

2/28/95                   $16,251        $16,675                  $17,242

3/31/95                   $16,777        $17,166                  $17,801

4/30/95                   $17,225        $17,671                  $18,276

5/31/95                   $17,759        $18,376                  $18,842

6/30/95                   $18,313        $18,803                  $19,431

7/31/95                   $19,117        $19,426                  $20,283

8/31/95                   $19,181        $19,474                  $20,351

9/30/95                   $19,921        $20,296                  $21,136

10/31/95                  $19,579        $20,223                  $20,774

11/30/95                  $20,241        $21,110                  $21,476

12/31/95                  $20,412        $21,517                  $21,657

1/31/96                   $20,995        $22,248                  $22,276

2/29/96                   $21,388        $22,455                  $22,693

3/31/96                   $21,672        $22,671                  $22,994

4/30/96                   $22,278        $23,004                  $23,638

5/31/96                   $22,793        $23,595                  $24,176

6/30/96                   $22,711        $23,685                  $24,097

7/31/96                   $21,607        $22,638                  $22,925

8/31/96                   $22,047        $23,116                  $23,392

9/30/96                   $23,225        $24,415                  $24,643

10/31/96                  $23,382        $25,089                  $24,809

11/30/96                  $24,851        $26,983                  $26,368

12/31/96                  $24,590        $26,449                  $26,083

1/31/97                   $25,781        $28,099                  $27,354

2/28/97                   $25,774        $28,321                  $27,346

3/31/97                   $24,726        $27,160                  $26,235

4/30/97                   $25,766        $28,779                  $27,338

5/31/97                   $27,523        $30,537                  $29,194

6/30/97                   $28,812        $31,896                  $30,562

7/31/97                   $30,802        $34,432                  $32,681

8/31/97                   $29,226        $32,503                  $31,010

9/30/97                   $30,953        $34,281                  $32,841

10/31/97                  $29,694        $33,136                  $31,506

11/30/97                  $30,478        $34,671                  $32,329

12/31/97                  $30,905        $35,267                  $32,791

1/31/98                   $31,260        $35,655                  $33,167

2/28/98                   $33,468        $38,226                  $35,510

3/31/98                   $34,935        $40,183                  $37,058

4/30/98                   $35,450        $40,593                  $37,605

5/31/98                   $34,701        $39,894                  $36,818

6/30/98                   $35,813        $41,514                  $37,998

7/31/98                   $35,192        $41,074                  $37,340

8/31/98                   $30,003        $35,139                  $31,833

9/30/98                   $31,542        $37,391                  $33,467

10/31/98                  $33,653        $40,431                  $35,707

11/30/98                  $35,652        $42,881                  $37,827

12/31/98                  $37,814        $45,351                  $40,121

1/31/99                   $38,906        $47,261                  $41,272

2/28/99                   $37,781        $45,786                  $40,086

3/31/99                   $39,121        $47,618                  $41,509

4/30/99                   $40,578        $49,460                  $43,054

5/31/99                   $39,932        $48,293                  $42,369

6/30/99                   $42,117        $50,920                  $44,688

7/31/99                   $41,248        $49,330                  $43,766

8/31/99                   $40,793        $49,086                  $43,283

9/30/99                   $39,734        $47,741                  $42,150

10/31/99                  $41,662        $50,763                  $44,196

11/30/99                  $42,862        $51,793                  $45,478

12/31/99                  $45,545        $54,844                  $48,325

1/31/00                   $43,604        $52,091                  $46,257

2/29/00                   $43,595        $51,106                  $46,247

3/31/00                   $47,258        $56,104                  $50,133

--------------------------------------------------------------------------------
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Diversified Small Cap Fund (the Fund) seeks to provide long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management
  Peregrine Capital Management
  Smith Asset Management Group

FUND MANAGER
  Collectively Managed

INCEPTION DATE
  12/31/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 19.18%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Russell 2000 Index(2), which returned 26.84% during the period. The Fund distributed no dividend income or capital gains during the period. Please keep in mind past performance is no guarantee of future results.
   Growth stocks, especially in the biotechnology, communications and technology sectors, dominated the small-cap market for much of the fourth quarter 1999 and first quarter 2000. In fact, the more speculative and concept-oriented the stock, the better it tended to perform. That trend abruptly reversed course in March, when many highfliers plummeted and value stocks began to outperform. So strong had growth stocks been in the five months prior, however, that they still managed to outperform value shares for the reporting period as a whole.
   The Fund's performance reflected these trends. As you may know, 50% of the Fund is allocated to two value-oriented small-cap portfolios. An additional 25% is invested in the Small Cap Index portfolio, half of which consists of value stocks. The Fund as a whole, therefore, has a slight value tilt, which led it to underperform more aggressive peers over the reporting period.
   In absolute returns, however, the Fund's returns were quite strong. Its performance was fueled in part by semiconductor and cyclical stocks in its Small Company Growth portfolio. The Fund's Small Cap Value component also benefited from superior stock selection in the capital goods and health care sectors. In addition, 96% of that portfolio's holdings reported a positive earnings surprise during the first quarter, which drove up their share prices.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The overall outlook for small-cap stocks appears to be favorable. Despite potentially higher interest rates, corporate earnings growth should remain healthy. In addition, investors have revisited the long-term earnings potential of individual companies in making their investment choices, rather than focusing so intently on share-price momentum.
   Although the Fund's dearth of very high-beta stocks led it to underperform more aggressive peers over part of the reporting period, its diversified portfolio was a distinct advantage when the market broadened in March. If this trend continues, the Fund should benefit nicely.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 6, 1998, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A sales charges. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
6

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge              Including Sales Charge
                           ----------------------------------  ----------------------------------
                           6-Month*  1-Year   Since Inception  6-Month*  1-Year   Since Inception
CLASS A                      19.18    31.75           3.23       12.33    24.17           0.55

CLASS B                      18.64    30.75           2.55       13.64    25.75           1.25

INSTITUTIONAL CLASS          19.29    32.02           3.32

BENCHMARK

  RUSSELL 2000 INDEX         26.84    37.29

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

P/E (TRAILING 12 MONTHS)                            19.1x

P/B                                                 2.6x

MEDIAN MARKET CAP. ($B)                              0.8

NUMBER OF HOLDINGS                                   783

PORTFOLIO TURNOVER                                   40%

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

MICHAELS STORES                                      0.88%

POLYMEDICA CORPORATION                               0.86%

THE MONY GROUP, INCORPORATED                         0.81%

TECHNITROL, INCORPORATED                             0.77%

DOLLAR THRIFTY AUTOMOTIVE                            0.75%

ORBOTECH LTD.                                        0.71%

QUANTA SERVICES, INCORPORATED                        0.71%

ELECTROGLAS, INCORPORATED                            0.67%

LITTELFUSE, INCORPORATED                             0.62%

PINNACLE SYSTEMS, INCORPORATED                       0.62%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             24%

Financial              15%

Consumer Cyclical      14%

Health Care            11%

Consumer Services       6%

Commercial Services     5%

Cash                    5%

Basic Materials         5%

Industrials             4%

Energy                  4%

Consumer Non-Cyclical   2%

Utilities               2%

Transportation          2%

Telecommunications      1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO DIVERSIFIED                       WELLS FARGO DIVERSIFIED
          SMALL CAP FUND - CLASS A  RUSSELL 2000 INDEX  SMALL CAP FUND - CLASS I

12/31/97                    $9,425             $10,000                   $10,000

1/31/98                     $9,312              $9,842                    $9,880

2/28/98                    $10,075             $10,569                   $10,690

3/31/98                    $10,527             $11,005                   $11,170

4/30/98                    $10,574             $11,065                   $11,220

5/31/98                     $9,915             $10,469                   $10,520

6/30/98                     $9,849             $10,491                   $10,450

7/31/98                     $9,104              $9,641                    $9,660

8/31/98                     $7,163              $7,769                    $7,600

9/30/98                     $7,512              $8,377                    $7,970

10/31/98                    $7,853              $8,719                    $8,320

11/30/98                    $8,253              $9,176                    $8,750

12/31/98                    $8,619              $9,744                    $9,140

1/31/99                     $8,530              $9,873                    $9,040

2/28/99                     $7,782              $9,074                    $8,260

3/31/99                     $7,684              $9,215                    $8,150

4/30/99                     $8,218             $10,041                    $8,720

5/31/99                     $8,476             $10,187                    $8,990

6/30/99                     $8,948             $10,648                    $9,500

7/31/99                     $8,895             $10,356                    $9,450

8/31/99                     $8,547              $9,973                    $9,070

9/30/99                     $8,494              $9,975                    $9,020

10/31/99                    $8,485             $10,016                    $9,020

11/30/99                    $8,823             $10,614                    $9,370

12/31/99                    $9,447             $11,815                   $10,040

1/31/00                     $9,010             $11,625                    $9,570

2/29/00                     $9,785             $13,544                   $10,400

3/31/00                    $10,123             $12,652                   $10,760

--------------------------------------------------------------------------------

(2) The Russell 2000 Index is an unmanaged market value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Equity Income Fund (the Fund) seeks to provide long-term capital appreciation and above-average dividend income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Roberts, CFA
  Gary Dunn, CFA

INCEPTION DATE
  03/31/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 0.04%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the Russell 1000 Value Index(2), which returned 5.94% during the period. The Fund's Class A shares distributed $0.22 per share in dividend income and $1.06 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's below-market weighting in technology and its emphasis on companies with reasonable valuations proved to be a detriment during the six months ended March 31, 2000, given the dominance of expensive technology stocks for much of the period. In addition, the Fund's holdings in utilities and consumer-driven companies generally underperformed. A specific example was Proctor & Gamble, which was hit after the company announced that its earnings would not meet analysts' expectations. Long-term forecasts for the company are still positive, however. The weakness of these stocks was offset in part by the Fund's communications, energy, basic materials and health care holdings.
   During the period, the Fund added new positions in some of the underperforming sectors, such as consumer and financial stocks. The managers also took advantage of opportunities to diversify the Fund's technology exposure. This rebalancing should be positive for the Fund if the market continues to broaden as it did during March.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The U.S. economy is likely to slow in 2000 while economies in Europe and Asia expand at a quicker pace. The latter trend should be positive for the Fund, which has exposure to many U.S. companies that derive as much as 50 percent of their revenue from non-U.S. sources. In addition, any slowdown in the U.S. economy may obviate the need for more interest-rate hikes--and may in fact drive rates lower, typically a positive trend for the equity market. Finally, a continued broadening of the market to previously neglected areas would benefit the Fund, which remains diversified across industries and individual holdings that the managers believe offer attractive growth potential at reasonable valuations.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional
Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998 reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%.
Class B and Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
8

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                       0.04     0.56    18.93    15.39     (5.71)   (5.22)   17.53    14.70
CLASS B                      (0.34)   (0.19)   18.04    14.53     (5.20)   (5.05)   17.83    14.53
CLASS C                      (0.35)   (0.21)   18.01    14.52     (1.32)   (1.18)   18.01    14.52
INSTITUTIONAL CLASS           0.16     0.68    18.95    15.40
BENCHMARK
  S&P 500 INDEX(3)           17.51    17.94    26.76    18.84
  RUSSELL 1000 VALUE
    INDEX                     5.94     6.34    20.97    15.96

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                                0.85
P/E (TRAILING 12 MO.)                               20.1x
P/B                                                  3.7x
MEDIAN MARKET CAP. ($B)                              22.8
NUMBER OF HOLDINGS                                    70
PORTFOLIO TURNOVER                                    5%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

HEWLETT-PACKARD COMPANY                              4.87%
AT&T CORPORATION                                     4.10%
LUCENT TECHNOLOGIES, INCORPORATED                    3.66%
TYCO INTERNATIONAL LTD.                              3.66%
GENERAL ELECTRIC COMPANY                             3.44%
IBM CORPORATION                                      3.28%
PEPSICO                                              3.27%
ST. PAUL COMPANIES, INCORPORATED                     3.06%
EXXON MOBIL CORPORATION                              2.83%
TARGET CORPORATION                                   2.78%

  SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial              16%

Technology             16%

Basic Materials         9%

Consumer Non-Cyclical   9%

Health Care             9%

Energy                  8%

Industrials             8%

Consumer Cyclical       7%

Telecommunications      6%

Consumer Services       5%

Commercial Services     4%

Utilities               3%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WELLS FARGO EQUITY                                              WELLS FARGO EQUITY
          INCOME FUND - CLASS A  S&P 500 INDEX  RUSSELL 1000 VALUE INDEX  INCOME FUND - CLASS I

4/1/90                   $9,425        $10,000                   $10,000                $10,000

4/30/90                  $9,278         $9,751                    $9,610                 $9,844

5/31/90                 $10,119        $10,701                   $10,408                $10,736

6/30/90                 $10,191        $10,629                   $10,171                $10,813

7/31/90                 $10,227        $10,595                   $10,083                $10,851

8/31/90                  $9,439         $9,637                    $9,197                $10,015

9/30/90                  $9,097         $9,168                    $8,751                 $9,652

10/31/90                 $9,101         $9,129                    $8,632                 $9,656

11/30/90                 $9,559         $9,719                    $9,230                $10,142

12/31/90                 $9,824         $9,990                    $9,464                $10,423

1/31/91                 $10,220        $10,425                    $9,891                $10,843

2/28/91                 $10,960        $11,171                   $10,549                $11,629

3/31/91                 $11,213        $11,441                   $10,705                $11,897

4/30/91                 $11,248        $11,468                   $10,783                $11,934

5/31/91                 $11,697        $11,963                   $11,184                $12,411

6/30/91                 $11,155        $11,415                   $10,713                $11,835

7/31/91                 $11,538        $11,947                   $11,161                $12,242

8/31/91                 $11,861        $12,230                   $11,363                $12,585

9/30/91                 $11,707        $12,026                   $11,278                $12,421

10/31/91                $11,823        $12,187                   $11,465                $12,544

11/30/91                $11,405        $11,696                   $10,877                $12,101

12/31/91                $12,649        $13,034                   $11,788                $13,421

1/31/92                 $12,308        $12,791                   $11,809                $13,059

2/29/92                 $12,397        $12,957                   $12,098                $13,153

3/31/92                 $12,342        $12,705                   $11,921                $13,095

4/30/92                 $12,741        $13,078                   $12,436                $13,519

5/31/92                 $12,744        $13,142                   $12,497                $13,521

6/30/92                 $12,547        $12,946                   $12,421                $13,312

7/31/92                 $13,156        $13,475                   $12,873                $13,958

8/31/92                 $12,856        $13,199                   $12,478                $13,640

9/30/92                 $12,964        $13,354                   $12,650                $13,755

10/31/92                $12,895        $13,400                   $12,661                $13,682

11/30/92                $13,264        $13,857                   $13,077                $14,073

12/31/92                $13,346        $14,027                   $13,391                $14,160

1/31/93                 $13,241        $14,144                   $13,779                $14,049

2/28/93                 $13,463        $14,337                   $14,260                $14,284

3/31/93                 $13,899        $14,639                   $14,680                $14,747

4/30/93                 $13,702        $14,285                   $14,492                $14,538

5/31/93                 $14,098        $14,668                   $14,784                $14,958

6/30/93                 $14,000        $14,711                   $15,112                $14,854

7/31/93                 $13,978        $14,651                   $15,278                $14,831

8/31/93                 $14,535        $15,207                   $15,830                $15,422

9/30/93                 $14,389        $15,091                   $15,857                $15,267

10/31/93                $14,465        $15,403                   $15,844                $15,347

11/30/93                $14,265        $15,256                   $15,514                $15,136

12/31/93                $14,365        $15,440                   $15,811                $15,241

1/31/94                 $14,754        $15,965                   $16,405                $15,654

2/28/94                 $14,312        $15,532                   $15,846                $15,185

3/31/94                 $13,714        $14,855                   $15,255                $14,550

4/30/94                 $13,908        $15,045                   $15,548                $14,757

5/31/94                 $14,266        $15,292                   $15,728                $15,136

6/30/94                 $13,927        $14,917                   $15,351                $14,777

7/31/94                 $14,316        $15,407                   $15,828                $15,190

8/31/94                 $15,248        $16,039                   $16,284                $16,178

9/30/94                 $14,997        $15,647                   $15,745                $15,912

10/31/94                $15,291        $15,999                   $15,964                $16,224

11/30/94                $14,847        $15,416                   $15,320                $15,753

12/31/94                $15,032        $15,644                   $15,498                $15,949

1/31/95                 $15,473        $16,050                   $15,975                $16,417

2/28/95                 $16,139        $16,675                   $16,608                $17,123

3/31/95                 $16,572        $17,166                   $16,973                $17,583

4/30/95                 $17,077        $17,671                   $17,510                $18,119

5/31/95                 $17,727        $18,376                   $18,245                $18,808

6/30/95                 $17,847        $18,803                   $18,491                $18,936

7/31/95                 $18,304        $19,426                   $19,135                $19,421

8/31/95                 $18,392        $19,474                   $19,405                $19,515

9/30/95                 $19,355        $20,296                   $20,107                $20,536

10/31/95                $19,267        $20,223                   $19,908                $20,442

11/30/95                $20,318        $21,110                   $20,916                $21,557

12/31/95                $20,808        $21,517                   $21,440                $22,077

1/31/96                 $21,543        $22,248                   $22,109                $22,857

2/29/96                 $21,665        $22,455                   $22,277                $22,987

3/31/96                 $21,918        $22,671                   $22,656                $23,255

4/30/96                 $22,234        $23,004                   $22,742                $23,590

5/31/96                 $22,762        $23,595                   $23,027                $24,151

6/30/96                 $23,010        $23,685                   $23,045                $24,405

7/31/96                 $22,090        $22,638                   $22,174                $23,438

8/31/96                 $22,389        $23,116                   $22,808                $23,754

9/30/96                 $23,376        $24,415                   $23,716                $24,802

10/31/96                $23,817        $25,089                   $24,634                $25,270

11/30/96                $25,492        $26,983                   $26,420                $27,056

12/31/96                $25,021        $26,449                   $26,081                $26,547

1/31/97                 $26,257        $28,099                   $27,346                $27,851

2/28/97                 $26,633        $28,321                   $27,748                $28,258

3/31/97                 $25,795        $27,160                   $26,749                $27,369

4/30/97                 $26,627        $28,779                   $27,873                $28,251

5/31/97                 $27,862        $30,537                   $29,431                $29,562

6/30/97                 $29,054        $31,896                   $30,694                $30,817

7/31/97                 $30,977        $34,432                   $33,002                $32,858

8/31/97                 $29,477        $32,503                   $31,827                $31,266

9/30/97                 $30,969        $34,281                   $33,749                $32,858

10/31/97                $30,008        $33,136                   $32,808                $31,840

11/30/97                $31,440        $34,671                   $34,258                $33,359

12/31/97                $32,043        $35,267                   $35,258                $33,990

1/31/98                 $32,087        $35,655                   $34,757                $34,045

2/28/98                 $34,238        $38,226                   $37,096                $36,327

3/31/98                 $36,040        $40,183                   $39,367                $38,240

4/30/98                 $36,371        $40,593                   $39,631                $38,581

5/31/98                 $35,840        $39,894                   $39,044                $38,018

6/30/98                 $36,410        $41,514                   $39,544                $38,623

7/31/98                 $35,371        $41,074                   $38,848                $37,530

8/31/98                 $30,929        $35,139                   $33,067                $32,807

9/30/98                 $32,634        $37,391                   $34,965                $34,626

10/31/98                $34,955        $40,431                   $37,675                $37,079

11/30/98                $36,597        $42,881                   $39,431                $38,822

12/31/98                $37,752        $45,351                   $40,771                $40,056

1/31/99                 $37,646        $47,261                   $41,098                $39,944

2/28/99                 $37,735        $45,786                   $40,518                $40,028

3/31/99                 $39,208        $47,618                   $41,357                $41,591

4/30/99                 $41,231        $49,460                   $45,220                $43,747

5/31/99                 $41,124        $48,293                   $44,722                $43,624

6/30/99                 $42,809        $50,920                   $46,019                $45,422

7/31/99                 $41,671        $49,330                   $44,671                $44,214

8/31/99                 $40,978        $49,086                   $43,013                $43,469

9/30/99                 $39,413        $47,741                   $41,512                $41,809

10/31/99                $40,501        $50,763                   $43,903                $42,963

11/30/99                $40,806        $51,793                   $43,561                $43,296

12/31/99                $40,873        $54,844                   $43,770                $43,374

1/31/00                 $38,812        $52,091                   $42,343                $41,197

2/29/00                 $35,845        $51,106                   $39,197                $38,057

3/31/00                 $39,428        $56,104                   $43,979                $41,875

--------------------------------------------------------------------------------
(2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Equity Index Fund (the Fund) seeks to approximate the total return of the Standard & Poor's 500 Index(1) (the S&P 500 Index).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  1/25/84

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 16.96%(2) for the six-month period ended March 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index, which returned 17.51% during the period. The Fund's Class A shares distributed $0.10 per share in dividend income and $3.19 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The objective of the Fund is to approximate the return of the S&P 500 Index. To achieve this goal, the Fund invests in all 500 securities that make up the S&P 500 Index in the same weighting as the S&P 500 Index. Differences between the Fund's performance and the performance of the S&P 500 Index are due to fund expenses and the effects of cash positions held by the Fund. A small portion of the Fund's assets are kept in cash so that the Fund can handle shareholder transactions without being forced to trade stocks to provide liquidity. Holding cash minimizes transaction costs, however it can hurt performance. The Fund minimizes the effects of holding cash by hedging its cash position through investing in S&P 500 Index futures contracts which, in effect, give the Fund a 100% equity position.
   The S&P 500 Index experienced an overall volatile six-month period, although it was relatively stable during the fourth quarter 1999. In January, the S&P 500 Index dropped substantially as small cap and technology stocks soared in value. However, the stock market broadened by March, with gains coming from more than small cap and technology stocks, allowing the S&P 500 Index to end the six-month period with a very favorable 17.51% return.

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B and Class O shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class O shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Prior to January 1, 1992, performance shown for the Class A shares of the Fund reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund adjusted for Class A sales charges and expenses. Performance shown for the
Class B shares prior to February 17, 1998, reflects performance of the Class A shares adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period.
10

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      16.96    17.00    25.56    17.66     10.23    10.27    24.08    16.96
CLASS B                      16.52    16.10    24.70    16.93     11.52    11.10    24.54    16.93
CLASS O                      17.25    17.53    25.85    17.89
BENCHMARK
  S&P 500 INDEX              17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               1.00
P/E (TRAILING 12 MONTHS)                            29.9x
P/B                                                 5.7x
MEDIAN MARKET CAP. ($B)                              8.8
5 YEAR EARNINGS GROWTH (HISTORIC)                   10.3
NUMBER OF HOLDINGS                                   504
PORTFOLIO TURNOVER                                   3%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

MICROSOFT CORPORATION                                4.30%
CISCO SYSTEMS, INCORPORATED                          4.10%
GENERAL ELECTRIC COMPANY                             4.00%
INTEL CORPORATION                                    3.40%
EXXON MOBIL CORPORATION                              2.10%
WAL-MART STORES, INCORPORATED                        1.90%
ORACLE CORPORATION                                   1.70%
IBM CORPORATION                                      1.70%
CITIGROUP, INCORPORATED                              1.60%
LUCENT TECHNOLOGIES, INCORPORATED                    1.50%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             34%

Financial              15%

Health Care             9%

Consumer Cyclical       7%

Telecommunications      7%

Consumer Non-Cyclical   6%

Consumer Services       5%

Energy                  5%

Basic Materials         4%

Industrials             3%

Commercial Services     2%

Cash                    1%

Transportation          1%

Utilities               1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO EQUITY INDEX FUND CLASS A   S&P 500 INDEX

3/90                                    $9,425        $10,000

4/90                                    $9,184         $9,751

5/90                                   $10,063        $10,701

6/90                                    $9,988        $10,629

7/90                                    $9,952        $10,595

8/90                                    $9,049         $9,637

9/90                                    $8,609         $9,168

10/90                                   $8,566         $9,129

11/90                                   $9,105         $9,719

12/90                                   $9,350         $9,990

1/91                                    $9,742        $10,425

2/91                                   $10,424        $11,171

3/91                                   $10,658        $11,441

4/91                                   $10,674        $11,468

5/91                                   $11,109        $11,963

6/91                                   $10,602        $11,415

7/91                                   $11,082        $11,947

8/91                                   $11,331        $12,230

9/91                                   $11,137        $12,026

10/91                                  $11,276        $12,187

11/91                                  $10,820        $11,696

12/91                                  $12,036        $13,034

1/92                                   $11,803        $12,791

2/92                                   $11,945        $12,957

3/92                                   $11,707        $12,705

4/92                                   $12,037        $13,078

5/92                                   $12,085        $13,142

6/92                                   $11,900        $12,946

7/92                                   $12,372        $13,475

8/92                                   $12,112        $13,199

9/92                                   $12,243        $13,354

10/92                                  $12,276        $13,400

11/92                                  $12,682        $13,857

12/92                                  $12,830        $14,027

1/93                                   $12,924        $14,144

2/93                                   $13,092        $14,337

3/93                                   $13,354        $14,639

4/93                                   $13,025        $14,285

5/93                                   $13,358        $14,668

6/93                                   $13,385        $14,711

7/93                                   $13,319        $14,651

8/93                                   $13,810        $15,207

9/93                                   $13,695        $15,091

10/93                                  $13,964        $15,403

11/93                                  $13,819        $15,256

12/93                                  $13,973        $15,440

1/94                                   $14,435        $15,965

2/94                                   $14,037        $15,532

3/94                                   $13,417        $14,855

4/94                                   $13,579        $15,045

5/94                                   $13,787        $15,292

6/94                                   $13,444        $14,917

7/94                                   $13,872        $15,407

8/94                                   $14,424        $16,039

9/94                                   $14,065        $15,647

10/94                                  $14,366        $15,999

11/94                                  $13,838        $15,416

12/94                                  $14,031        $15,644

1/95                                   $14,380        $16,050

2/95                                   $14,929        $16,675

3/95                                   $15,354        $17,166

4/95                                   $15,789        $17,671

5/95                                   $16,403        $18,376

6/95                                   $16,767        $18,803

7/95                                   $17,307        $19,426

8/95                                   $17,339        $19,474

9/95                                   $18,048        $20,296

10/95                                  $17,975        $20,223

11/95                                  $18,739        $21,110

12/95                                  $19,082        $21,517

1/96                                   $19,712        $22,248

2/96                                   $19,883        $22,455

3/96                                   $20,058        $22,671

4/96                                   $20,335        $23,004

5/96                                   $20,834        $23,595

6/96                                   $20,898        $23,685

7/96                                   $19,963        $22,638

8/96                                   $20,361        $23,116

9/96                                   $21,487        $24,415

10/96                                  $22,058        $25,089

11/96                                  $23,694        $26,983

12/96                                  $23,215        $26,449

1/97                                   $24,630        $28,099

2/97                                   $24,802        $28,321

3/97                                   $23,770        $27,160

4/97                                   $25,165        $28,779

5/97                                   $26,669        $30,537

6/97                                   $27,854        $31,896

7/97                                   $30,015        $34,432

8/97                                   $28,320        $32,503

9/97                                   $29,840        $34,281

10/97                                  $28,825        $33,136

11/97                                  $30,124        $34,671

12/97                                  $30,617        $35,267

1/98                                   $30,938        $35,655

2/98                                   $33,148        $38,226

3/98                                   $34,819        $40,183

4/98                                   $35,151        $40,593

5/98                                   $34,522        $39,894

6/98                                   $35,922        $41,514

7/98                                   $35,520        $41,074

8/98                                   $30,378        $35,139

9/98                                   $32,306        $37,391

10/98                                  $34,883        $40,431

11/98                                  $36,978        $42,881

12/98                                  $39,090        $45,351

1/99                                   $40,691        $47,261

2/99                                   $39,408        $45,786

3/99                                   $40,956        $47,618

4/99                                   $42,518        $49,460

5/99                                   $41,489        $48,293

6/99                                   $43,755        $50,920

7/99                                   $42,373        $49,330

8/99                                   $42,143        $49,086

9/99                                   $40,969        $47,741

10/99                                  $43,543        $50,763

11/99                                  $44,382        $51,793

12/99                                  $46,954        $54,844

1/00                                   $44,567        $52,091

2/00                                   $43,701        $51,106

3/00                                   $47,918        $56,104

--------------------------------------------------------------------------------
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Equity Value Fund (the Fund) seeks to provide investors with long-term capital appreciation. The Fund invests in common stocks and foreign and domestic convertible debt securities.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Allen Wisniewski, CFA
  Gregg Giboney, CFA

INCEPTION DATE
  7/2/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 9.06%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned 17.51%, but outperformed the Russell 1000 Value Index(3), which returned 5.94% during the period. The Fund's Class A shares distributed $0.03 per share in dividend income and $2.27 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Like other value-oriented portfolios, the Fund was at a disadvantage during most of the six-month period ended March 31, 2000. The Fund's absolute performance did benefit, however, from an overweighting in brokerage firms involved in bringing technology initial public offerings to market. These stocks were among the few financial issues to perform well as interest rates rose over the period. The Fund also benefited from its overweighting in technology stocks, underweighting in the very weak consumer staples group and strong showings in its fiber-optic utilities stocks.
   In general, few of the Fund's holdings reported disappointing news and many announced positive surprises. Among the Fund's strongest individual positions were Montana Power, Media One Group, Apple Computer, Philips Electronics, Motorola, American Power Conversion and Teva Pharmaceuticals. Its weaker stocks included Pitney Bowes, Emerson Electric, Sallie Mae and Unisys.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers feel that the long-term outlook for value investing is favorable, even though investors continue to chase short-term performance among growth and small-cap stocks. Investors may be slow to embrace value stocks, given their underperformance over the past few years. There is clearly room for sentiment to change, however, as the valuations of many growth stocks are at extreme highs even as many fundamentally sound companies continue to trade at extremely low and attractive valuations. On the economic front, higher interest rates and seasonal factors should slow economic growth from its torrid pace over the past six months, creating a positive environment for equities in general.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Value Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional
Class shares of the Stagecoach Equity Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Value Fund. Performance shown for the Class B shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to
April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent- deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
12

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge                       Including Sales Charge
                           -------------------------------------------  -------------------------------------------
                           6-Month*  1-Year   5-Year   Since Inception  6-Month*  1-Year   5-Year   Since Inception
CLASS A                       9.06     3.28    15.07          12.93        2.78    (2.65)   13.71          12.24
CLASS B                       8.65     2.60    14.38          12.20        4.05    (1.75)   14.15          12.20
CLASS C                       8.65     2.60    14.38          12.20        7.73     1.73    14.38          12.20
INSTITUTIONAL CLASS           9.02     3.38    15.29          13.03
BENCHMARK
  S&P 500 INDEX              17.51    17.94    26.76
  RUSSELL 1000 VALUE
    INDEX                     5.94     6.34    20.97

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                                0.93
P/E (TRAILING 12 MO.)                               22.8x
P/B                                                  4.4x
MEDIAN MARKET CAP. ($B)                              29.7
NUMBER OF HOLDINGS                                    66
PORTFOLIO TURNOVER                                   66%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

CITIGROUP, INCORPORATED                              6.30%
EXXON MOBIL CORPORATION                              5.20%
IBM CORPORATION                                      4.80%
MORGAN STANLEY DEAN WITTER                           3.70%
COSTCO WHOLESALE CORPORATION                         3.60%
AMERICAN INTERNATIONAL GROUP                         3.40%
MEDIA ONE GROUP, INCORPORATED                        3.20%
MONTANA POWER COMPANY                                3.10%
GTE CORPORATION                                      3.00%
CHASE MANHATTAN CORPORATION                          2.90%

  SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial              28%

Technology             16%

Energy                 14%

Consumer Cyclical       7%

Telecommunications      7%

Basic Materials         6%

Consumer Non-Cyclical   6%

Industrials             5%

Consumer Services       4%

Health Care             3%

Commercial Services     2%

Utilities               2%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        WELLS FARGO EQUITY                                             WELLS FARGO EQUITY
        VALUE FUND CLASS A   S&P 500 INDEX  RUSSELL 1000 VALUE INDEX   VALUE FUND CLASS I

7/90                 $9,425        $10,000                   $10,000               $10,000

7/90                 $9,378         $9,968                    $9,913                $9,950

8/90                 $8,360         $9,067                    $9,042                $8,870

9/90                 $7,992         $8,626                    $8,604                $8,480

10/90                $7,908         $8,589                    $8,486                $8,390

11/90                $8,477         $9,144                    $9,074                $8,994

12/90                $8,771         $9,399                    $9,305                $9,306

1/91                 $9,030         $9,808                    $9,724                $9,581

2/91                 $9,604        $10,510                   $10,371               $10,190

3/91                 $9,882        $10,764                   $10,525               $10,485

4/91                 $9,776        $10,790                   $10,601               $10,373

5/91                $10,084        $11,255                   $10,996               $10,699

6/91                 $9,603        $10,740                   $10,533               $10,188

7/91                $10,019        $11,240                   $10,973               $10,630

8/91                $10,260        $11,506                   $11,172               $10,886

9/91                $10,154        $11,314                   $11,088               $10,773

10/91               $10,222        $11,466                   $11,272               $10,846

11/91                $9,600        $11,004                   $10,694               $10,186

12/91               $10,595        $12,262                   $11,590               $11,241

1/92                $10,745        $12,034                   $11,610               $11,400

2/92                $10,944        $12,190                   $11,894               $11,611

3/92                $10,804        $11,953                   $11,720               $11,463

4/92                $11,064        $12,304                   $12,227               $11,739

5/92                $10,934        $12,364                   $12,287               $11,601

6/92                $10,725        $12,180                   $12,212               $11,379

7/92                $11,047        $12,678                   $12,656               $11,720

8/92                $10,674        $12,418                   $12,268               $11,325

9/92                $10,846        $12,564                   $12,437               $11,507

10/92               $10,977        $12,607                   $12,448               $11,647

11/92               $11,452        $13,037                   $12,856               $12,151

12/92               $11,712        $13,197                   $13,165               $12,426

1/93                $12,149        $13,307                   $13,547               $12,890

2/93                $12,347        $13,488                   $14,019               $13,100

3/93                $12,826        $13,773                   $14,433               $13,609

4/93                $12,617        $13,440                   $14,248               $13,387

5/93                $13,035        $13,800                   $14,535               $13,831

6/93                $13,193        $13,840                   $14,857               $13,997

7/93                $13,340        $13,784                   $15,021               $14,153

8/93                $13,959        $14,307                   $15,563               $14,811

9/93                $13,907        $14,198                   $15,590               $14,755

10/93               $14,139        $14,491                   $15,577               $15,002

11/93               $14,097        $14,353                   $15,253               $14,957

12/93               $14,735        $14,527                   $15,544               $15,634

1/94                $15,368        $15,021                   $16,129               $16,305

2/94                $15,213        $14,613                   $15,579               $16,141

3/94                $14,550        $13,976                   $14,998               $15,438

4/94                $14,610        $14,155                   $15,286               $15,501

5/94                $14,754        $14,387                   $15,463               $15,654

6/94                $14,449        $14,035                   $15,092               $15,330

7/94                $14,762        $14,496                   $15,561               $15,662

8/94                $15,231        $15,090                   $16,009               $16,160

9/94                $14,949        $14,721                   $15,480               $15,860

10/94               $14,864        $15,052                   $15,695               $15,771

11/94               $14,332        $14,504                   $15,062               $15,206

12/94               $14,484        $14,719                   $15,237               $15,367

1/95                $14,328        $15,100                   $15,706               $15,202

2/95                $14,884        $15,688                   $16,328               $15,792

3/95                $15,272        $16,150                   $16,687               $16,204

4/95                $15,689        $16,625                   $17,215               $16,646

5/95                $16,170        $17,289                   $17,938               $17,157

6/95                $16,275        $17,690                   $18,180               $17,268

7/95                $16,942        $18,276                   $18,813               $17,976

8/95                $17,008        $18,322                   $19,078               $18,045

9/95                $17,427        $19,095                   $19,768               $18,490

10/95               $17,046        $19,026                   $19,573               $18,100

11/95               $17,795        $19,861                   $20,563               $18,908

12/95               $17,977        $20,243                   $21,079               $19,112

1/96                $18,306        $20,932                   $21,737               $19,476

2/96                $18,539        $21,126                   $21,902               $19,724

3/96                $19,033        $21,329                   $22,274               $20,264

4/96                $19,418        $21,643                   $22,359               $20,689

5/96                $19,707        $22,199                   $22,639               $21,011

6/96                $19,543        $22,283                   $22,657               $20,836

7/96                $18,673        $21,298                   $21,800               $19,895

8/96                $19,129        $21,748                   $22,424               $20,380

9/96                $19,969        $22,970                   $23,316               $21,292

10/96               $20,947        $23,604                   $24,219               $22,353

11/96               $22,619        $25,386                   $25,974               $24,137

12/96               $22,712        $24,883                   $25,642               $24,228

1/97                $23,589        $26,436                   $26,886               $25,181

2/97                $23,957        $26,645                   $27,281               $25,556

3/97                $23,090        $25,553                   $26,299               $24,642

4/97                $23,763        $27,076                   $27,403               $25,359

5/97                $25,603        $28,730                   $28,935               $27,323

6/97                $26,598        $30,008                   $30,176               $28,397

7/97                $28,747        $32,394                   $32,446               $30,692

8/97                $27,705        $30,580                   $31,291               $29,596

9/97                $28,790        $32,253                   $33,181               $30,751

10/97               $27,295        $31,175                   $32,255               $29,154

11/97               $28,163        $32,619                   $33,680               $30,081

12/97               $28,917        $33,180                   $34,664               $30,882

1/98                $28,755        $33,545                   $34,172               $30,729

2/98                $30,969        $35,963                   $36,471               $33,094

3/98                $32,732        $37,805                   $38,703               $34,999

4/98                $32,389        $38,190                   $38,963               $34,614

5/98                $31,866        $37,533                   $38,386               $34,074

6/98                $31,716        $39,057                   $38,878               $33,907

7/98                $29,981        $38,643                   $38,193               $32,051

8/98                $25,752        $33,059                   $32,510               $27,528

9/98                $27,080        $35,178                   $34,376               $28,959

10/98               $28,803        $38,038                   $37,040               $30,803

11/98               $30,018        $40,344                   $38,766               $32,123

12/98               $30,849        $42,667                   $40,084               $33,018

1/99                $30,494        $44,464                   $40,405               $32,618

2/99                $29,411        $43,076                   $39,835               $31,458

3/99                $29,834        $44,799                   $40,660               $31,919

4/99                $32,205        $46,533                   $44,458               $34,457

5/99                $31,395        $45,435                   $43,969               $33,611

6/99                $32,596        $47,907                   $45,244               $34,885

7/99                $31,251        $46,411                   $43,918               $33,465

8/99                $29,450        $46,181                   $42,289               $31,536

9/99                $28,255        $44,916                   $40,813               $30,269

10/99               $29,782        $47,759                   $43,164               $31,883

11/99               $29,683        $48,728                   $42,827               $31,798

12/99               $30,180        $51,598                   $43,033               $32,345

1/00                $29,454        $49,008                   $41,630               $31,542

2/00                $28,143        $48,082                   $38,537               $30,137

3/00                $30,814        $52,784                   $43,238               $32,999

--------------------------------------------------------------------------------
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Equity Value Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Growth Fund (the Fund) seeks to earn long-term capital appreciation by investing primarily in common stocks and preferred stocks, and debt securities that are convertible into common stocks.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Kelli Hill

INCEPTION DATE
  8/2/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 19.21%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned 17.51% during the period. The Fund's Class A shares distributed no dividend income and $3.04 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's outperformance was due primarily to superior stock selection and its technology holdings. Through the middle of March, technology stocks were clearly the winner. That was reflected in the performance of several top 10 Fund holdings, including Cisco Systems, Texas Instruments and Intel. Various segments of the technology sector dominated the market at different times. Software and services led the advance over the fourth quarter 1999, while hardware and networking outperformed in the first quarter 2000.
   While nothing compared to the performance of technology stocks, both consumer cyclicals and staples helped drive the Fund in the fourth quarter 1999 before declining over the first three months of 2000. The Fund continues to favor high-quality names like Home Depot, Target and Kohls Department Stores, as well as Colgate Palmolive and Anheuser Busch. Many of the Fund's financial holdings, including Citigroup, AIG and Chase Manhattan Bank, performed relatively well over the period. After declining in the fourth quarter 1999 as interest rates rose, financials sprung back to life during the first quarter 2000.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The outlook for financial markets over the first half of 2000 appears more subdued than it was during the last half of 1999. The possibility of higher interest rates in particular is creating some uncertainty for investors. Earnings visibility will, therefore, play an even more important role in the Fund's strategy this year. The managers will continue to look for reasonably priced companies with the potential to deliver earnings surprises and consistent earnings growth. These characteristics are likely to be much more important factors for investors in 2000 than they were in 1999, when other considerations, including share-price momentum, were a major influence. In this environment, companies that are able to demonstrate solid, visible earnings growth should be able to command a premium to the overall market.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the
Class B shares of the Fund for the period from January 1, 1992 to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund's Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
14

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge                       Including Sales Charge
                           -------------------------------------------  -------------------------------------------
                           6-Month*  1-Year   5-Year   Since Inception  6-Month*  1-Year   5-Year   Since Inception
CLASS A                      19.21    18.90    22.94          17.52       12.37    12.05    21.50          16.80
CLASS B                      18.75    18.01    22.08          16.78       13.75    13.01    21.90          16.78
INSTITUTIONAL CLASS          19.29    19.01    22.99          17.55
BENCHMARK
  S&P 500 INDEX              17.51    17.94    26.76

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                                0.96
P/E (TRAILING 12 MO.)                                37.4x
P/B                                                  5.5x
MEDIAN MARKET CAP. ($B)                              116.3
NUMBER OF HOLDINGS                                    102
PORTFOLIO TURNOVER                                    45%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

CISCO SYSTEMS, INCORPORATED                          5.74%
MICROSOFT CORPORATION                                4.53%
GENERAL ELECTRIC COMPANY                             3.70%
INTEL CORPORATION                                    3.48%
CITIGROUP, INCORPORATED                              2.68%
TEXAS INSTRUMENTS, INCORPORATED                      2.50%
NORTEL NETWORKS CORPORATION                          2.50%
EXXON MOBIL CORPORATION                              2.49%
CHASE MANHATTAN CORPORATION                          2.29%
AMERICAN INTERNATIONAL GROUP, INCORPORATED           2.24%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Services     2%

Utilities               2%

Basic Materials         3%

Industrials             3%

Consumer Non-Cyclical   6%

Consumer Services       6%

Energy                  6%

Health Care             7%

Telecommunications      7%

Consumer Cyclical       8%

Financial              14%

Technology             36%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO GROWTH                 WELLS FARGO GROWTH
         FUND - CLASS A    S&P 500 INDEX     FUND CLASS I

8/90               $9,425        $10,000             $10,000

8/90               $9,482         $9,096             $10,060

9/90               $9,500         $8,653             $10,080

10/90              $9,548         $8,617             $10,130

11/90              $9,585         $9,174             $10,170

12/90              $9,698         $9,429             $10,290

1/91              $10,066         $9,840             $10,680

2/91              $10,443        $10,543             $11,080

3/91              $10,566        $10,799             $11,210

4/91              $10,603        $10,824             $11,250

5/91              $11,037        $11,291             $11,710

6/91              $10,500        $10,774             $11,140

7/91              $11,037        $11,276             $11,710

8/91              $11,310        $11,543             $12,000

9/91              $11,197        $11,350             $11,880

10/91             $11,395        $11,503             $12,090

11/91             $10,905        $11,039             $11,570

12/91             $12,102        $12,302             $12,840

1/92              $12,045        $12,073             $12,780

2/92              $12,271        $12,229             $13,020

3/92              $12,030        $11,991             $12,764

4/92              $12,352        $12,343             $13,106

5/92              $12,514        $12,404             $13,277

6/92              $12,215        $12,219             $12,960

7/92              $12,796        $12,718             $13,577

8/92              $12,548        $12,458             $13,314

9/92              $12,735        $12,604             $13,512

10/92             $12,974        $12,648             $13,766

11/92             $13,463        $13,079             $14,284

12/92             $13,729        $13,239             $14,566

1/93              $14,075        $13,350             $14,934

2/93              $13,778        $13,532             $14,619

3/93              $14,052        $13,817             $14,909

4/93              $13,714        $13,483             $14,551

5/93              $14,032        $13,844             $14,888

6/93              $13,769        $13,885             $14,609

7/93              $13,670        $13,829             $14,504

8/93              $14,368        $14,353             $15,245

9/93              $14,364        $14,243             $15,241

10/93             $14,855        $14,538             $15,761

11/93             $14,505        $14,399             $15,389

12/93             $14,888        $14,573             $15,796

1/94              $15,464        $15,069             $16,407

2/94              $15,221        $14,660             $16,150

3/94              $14,350        $14,021             $15,226

4/94              $14,522        $14,201             $15,408

5/94              $14,512        $14,434             $15,397

6/94              $14,183        $14,080             $15,048

7/94              $14,620        $14,542             $15,512

8/94              $15,088        $15,138             $16,008

9/94              $14,899        $14,768             $15,807

10/94             $15,021        $15,100             $15,937

11/94             $14,562        $14,550             $15,450

12/94             $14,844        $14,766             $15,750

1/95              $14,918        $15,149             $15,828

2/95              $15,634        $15,738             $16,588

3/95              $15,967        $16,202             $16,941

4/95              $16,199        $16,679             $17,188

5/95              $16,949        $17,344             $17,983

6/95              $17,357        $17,747             $18,416

7/95              $17,866        $18,335             $18,956

8/95              $18,142        $18,381             $19,249

9/95              $18,765        $19,156             $19,909

10/95             $18,180        $19,088             $19,289

11/95             $18,903        $19,925             $20,056

12/95             $19,135        $20,309             $20,302

1/96              $19,556        $20,999             $20,749

2/96              $20,310        $21,194             $21,549

3/96              $20,355        $21,398             $21,597

4/96              $21,076        $21,712             $22,362

5/96              $21,631        $22,270             $22,951

6/96              $21,161        $22,355             $22,452

7/96              $19,850        $21,367             $21,061

8/96              $20,466        $21,818             $21,714

9/96              $21,518        $23,044             $22,790

10/96             $22,202        $23,680             $23,517

11/96             $23,656        $25,468             $25,057

12/96             $23,291        $24,964             $24,664

1/97              $24,752        $26,521             $26,211

2/97              $24,064        $26,731             $25,492

3/97              $23,208        $25,635             $24,594

4/97              $24,223        $27,163             $25,675

5/97              $25,819        $28,822             $27,379

6/97              $26,406        $30,105             $27,994

7/97              $28,670        $32,498             $30,402

8/97              $26,963        $30,678             $28,596

9/97              $28,058        $32,356             $29,755

10/97             $27,161        $31,276             $28,813

11/97             $27,585        $32,724             $29,273

12/97             $27,728        $33,287             $29,427

1/98              $28,223        $33,653             $29,938

2/98              $29,833        $36,079             $31,651

3/98              $31,251        $37,926             $33,169

4/98              $31,477        $38,313             $33,399

5/98              $30,982        $37,654             $32,875

6/98              $32,516        $39,183             $34,506

7/98              $32,304        $38,768             $34,288

8/98              $27,715        $33,166             $29,418

9/98              $29,037        $35,292             $30,815

10/98             $31,462        $38,161             $33,395

11/98             $33,560        $40,474             $35,628

12/98             $35,831        $42,805             $38,031

1/99              $37,180        $44,607             $39,477

2/99              $35,946        $43,215             $38,166

3/99              $37,714        $44,944             $40,061

4/99              $38,817        $46,683             $41,238

5/99              $37,566        $45,581             $39,912

6/99              $39,788        $48,061             $42,261

7/99              $38,652        $46,561             $41,068

8/99              $38,702        $46,330             $41,113

9/99              $37,615        $45,060             $39,964

10/99             $39,821        $47,912             $42,320

11/99             $40,617        $48,885             $43,165

12/99             $43,389        $51,764             $46,120

1/00              $41,390        $49,166             $44,002

2/00              $41,145        $48,237             $43,729

3/00              $44,841        $52,954             $47,675

--------------------------------------------------------------------------------
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Growth Equity Fund (the Fund) seeks to provide a high level of long-term capital appreciation with moderate annual return volatility through investment in three different equity styles.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management
  Peregrine Capital Management
  Smith Asset Management
  Schroder Investment Management North America

FUND MANAGER
  Collectively Managed

INCEPTION DATE
  4/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 29.33%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned 17.51%. The Fund's Class A shares distributed no dividend income and $5.63 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Through the fourth quarter of 1999 and first two months of 2000, it seemed that the more speculative and concept-oriented the stock, the better it performed. Small-cap technology and communications stocks led the charge, driven by investors' excitement about the growth potential of so-called New Economy (high-technology) companies. Many of these same stocks later dropped sharply in March, but their gains in late 1999 and early 2000 were enough to keep them well ahead of value-oriented issues for the reporting period.
   In this environment, the Growth Equity Fund's diversification led it to underperform more aggressive peers. Although the Fund's Large Company Growth Style outperformed its own benchmark, the gains from large company stocks paled in comparison to those of small-cap growth issues. In addition, the dominance of growth stocks in the small cap market worked against the Fund's Diversified Small Cap Style, which has a slight value tilt. These same characteristics proved to be an advantage for the Fund in March, however. In addition, the Fund's international portfolios delivered gains throughout the reporting period, as markets in Europe and Asia rallied on positive economic news.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The overall outlook for equities appears to be positive moving into the second quarter and beyond. Although the Federal Reserve Board remains vigilant against inflation, any slowdown in the economy may obviate the need for further interest rate increases. Corporate earnings growth should remain healthy, though perhaps unlikely to accelerate significantly from here. The downturn in New Economy stocks during March may pave the way for broader market participation from previously neglected areas. In addition, investors now appear to be favoring companies that can deliver solid earnings growth, rather than ventures with exciting concepts but little to no actual results. If these trends continue, the Fund's diversified approach is likely to have a distinct advantage over more concentrated, momentum-driven approaches.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999 reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class A sales charges. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998 reflects the performance of the Institutional Class shares of the Fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and
Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
16

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      29.33    34.86    21.67    17.84     21.90    27.11    20.24    17.15
CLASS B                      28.92    33.87    20.77    16.98     23.92    28.87    20.59    16.98
CLASS C                      28.91    33.81    20.95    17.06     27.91    32.81    20.95    17.06
INSTITUTIONAL CLASS          29.52    35.02    21.70    17.86
BENCHMARK
  S&P 500 INDEX              17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               0.90
P/E (TRAILING 12 MONTH)                             35.6x
P/B                                                 5.5x
MEDIAN MARKET CAP. ($B)                             22.4
NUMBER OF HOLDINGS                                   968
PORTFOLIO TURNOVER                                   33%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

CISCO SYSTEMS, INCORPORATED                          3.43%
INTEL CORPORATION                                    2.71%
MICROSOFT CORPORATION                                2.53%
CHARLES SCHWAB CORPORATION                           2.13%
NOKIA CORPORATION                                    1.94%
HOME DEPOT, INCORPORATED                             1.77%
ERICSSON                                             1.73%
GOLDMAN SACHS                                        1.68%
MEDTRONIC, INCORPORATED                              1.56%
SOLECTRON CORPORATION                                1.54%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Energy                  1%

Consumer Non-Cyclical   1%

Industrials             1%

Utilities               1%

Transportation          1%

Basic Materials         2%

Consumer Services       2%

Cash                    3%

Commercial Services     6%

Consumer Cyclical       8%

Health Care             8%

Financial              12%

Technology             24%

International          30%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WELLS FARGO GROWTH                    WELLS FARGO GROWTH
          EQUITY FUND - CLASS A  S&P 500 INDEX  EQUITY FUND - CLASS I

4/1/90                   $9,425        $10,000                $10,000

4/30/90                  $9,367         $9,751                 $9,938

5/31/90                 $10,533        $10,701                $11,175

6/30/90                 $10,743        $10,629                $11,398

7/31/90                 $10,563        $10,595                $11,208

8/31/90                  $9,478         $9,637                $10,057

9/30/90                  $8,580         $9,168                 $9,103

10/31/90                 $8,669         $9,129                 $9,198

11/30/90                 $9,128         $9,719                 $9,685

12/31/90                 $9,514         $9,990                $10,094

1/31/91                 $10,274        $10,425                $10,901

2/28/91                 $11,149        $11,171                $11,829

3/31/91                 $11,444        $11,441                $12,142

4/30/91                 $11,353        $11,468                $12,046

5/31/91                 $11,977        $11,963                $12,707

6/30/91                 $11,226        $11,415                $11,911

7/31/91                 $12,017        $11,947                $12,750

8/31/91                 $12,442        $12,230                $13,201

9/30/91                 $12,593        $12,026                $13,362

10/31/91                $13,106        $12,187                $13,905

11/30/91                $12,579        $11,696                $13,346

12/31/91                $13,959        $13,034                $14,811

1/31/92                 $14,231        $12,791                $15,099

2/29/92                 $14,132        $12,957                $14,994

3/31/92                 $13,517        $12,705                $14,342

4/30/92                 $13,360        $13,078                $14,175

5/31/92                 $13,625        $13,142                $14,457

6/30/92                 $13,058        $12,946                $13,855

7/31/92                 $13,389        $13,475                $14,206

8/31/92                 $13,178        $13,199                $13,981

9/30/92                 $13,315        $13,354                $14,128

10/31/92                $13,559        $13,400                $14,386

11/30/92                $14,375        $13,857                $15,252

12/31/92                $14,665        $14,027                $15,559

1/31/93                 $14,782        $14,144                $15,684

2/28/93                 $14,283        $14,337                $15,155

3/31/93                 $14,955        $14,639                $15,868

4/30/93                 $14,744        $14,285                $15,644

5/31/93                 $15,362        $14,668                $16,299

6/30/93                 $15,288        $14,711                $16,221

7/31/93                 $15,498        $14,651                $16,443

8/31/93                 $16,412        $15,207                $17,414

9/30/93                 $16,748        $15,091                $17,770

10/31/93                $17,075        $15,403                $18,116

11/30/93                $16,556        $15,256                $17,566

12/31/93                $17,560        $15,440                $18,632

1/31/94                 $18,156        $15,965                $19,264

2/28/94                 $17,928        $15,532                $19,022

3/31/94                 $16,995        $14,855                $18,032

4/30/94                 $17,206        $15,045                $18,255

5/31/94                 $17,062        $15,292                $18,103

6/30/94                 $16,396        $14,917                $17,396

7/31/94                 $16,927        $15,407                $17,959

8/31/94                 $17,777        $16,039                $18,861

9/30/94                 $17,499        $15,647                $18,567

10/31/94                $17,729        $15,999                $18,811

11/30/94                $16,989        $15,416                $18,025

12/31/94                $17,319        $15,644                $18,375

1/31/95                 $17,162        $16,050                $18,209

2/28/95                 $17,625        $16,675                $18,701

3/31/95                 $18,254        $17,166                $19,368

4/30/95                 $18,671        $17,671                $19,810

5/31/95                 $19,041        $18,376                $20,202

6/30/95                 $19,905        $18,803                $21,120

7/31/95                 $21,226        $19,426                $22,521

8/31/95                 $21,344        $19,474                $22,646

9/30/95                 $21,918        $20,296                $23,255

10/31/95                $21,210        $20,223                $22,504

11/30/95                $21,619        $21,110                $22,938

12/31/95                $21,626        $21,517                $22,945

1/31/96                 $22,019        $22,248                $23,362

2/29/96                 $22,617        $22,455                $23,996

3/31/96                 $23,018        $22,671                $24,422

4/30/96                 $24,052        $23,004                $25,519

5/31/96                 $24,567        $23,595                $26,066

6/30/96                 $24,077        $23,685                $25,546

7/31/96                 $22,666        $22,638                $24,049

8/31/96                 $23,401        $23,116                $24,829

9/30/96                 $24,567        $24,415                $26,066

10/31/96                $24,381        $25,089                $25,869

11/30/96                $25,615        $26,983                $27,177

12/31/96                $25,688        $26,449                $27,255

1/31/97                 $26,542        $28,099                $28,161

2/28/97                 $26,214        $28,321                $27,813

3/31/97                 $25,101        $27,160                $26,632

4/30/97                 $25,713        $28,779                $27,273

5/31/97                 $28,035        $30,537                $29,745

6/30/97                 $29,467        $31,896                $31,265

7/31/97                 $31,270        $34,432                $33,178

8/31/97                 $30,071        $32,503                $31,897

9/30/97                 $32,073        $34,281                $34,030

10/31/97                $30,554        $33,136                $32,409

11/30/97                $30,546        $34,671                $32,409

12/31/97                $30,848        $35,267                $32,730

1/31/98                 $31,329        $35,655                $33,230

2/28/98                 $33,588        $38,226                $35,638

3/31/98                 $34,829        $40,183                $36,944

4/30/98                 $35,454        $40,593                $37,617

5/31/98                 $34,358        $39,894                $36,444

6/30/98                 $35,310        $41,514                $37,464

7/31/98                 $34,511        $41,074                $36,617

8/31/98                 $28,790        $35,139                $30,547

9/30/98                 $29,973        $37,391                $31,802

10/31/98                $31,617        $40,431                $33,546

11/30/98                $33,656        $42,881                $35,709

12/31/98                $35,937        $45,351                $38,130

1/31/99                 $37,030        $47,261                $39,290

2/28/99                 $35,181        $45,786                $37,328

3/31/99                 $36,090        $47,618                $38,292

4/30/99                 $37,378        $49,460                $39,658

5/31/99                 $36,959        $48,293                $39,214

6/30/99                 $39,289        $50,920                $41,675

7/31/99                 $38,849        $49,330                $41,220

8/31/99                 $38,257        $49,086                $40,591

9/30/99                 $37,633        $47,741                $39,919

10/31/99                $39,309        $50,763                $41,708

11/30/99                $41,179        $51,793                $43,692

12/31/99                $45,157        $54,844                $47,936

1/31/00                 $43,613        $52,091                $46,297

2/29/00                 $46,160        $51,106                $49,012

3/31/00                 $48,672        $56,104                $51,702

--------------------------------------------------------------------------------
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Index Fund (the Fund) seeks to approximate the total return of the Standard & Poor's 500 Index(1) (the S&P 500 Index).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  1/31/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 17.32%(2) for the six-month period ended March 31, 2000. The Fund slightly underperformed its benchmark, the S&P 500 Index, which returned 17.51% during the period. The Fund's Institutional Class shares distributed $0.26 per share in dividend income and $0.68 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The objective of the Fund is to approximate the return of the S&P 500 Index. To achieve this goal, the Fund invests in all 500 securities that make up the S&P 500 Index in the same weighting as the S&P 500 Index. Differences between the Fund's performance and the performance of the S&P 500 Index are due to fund expenses and the effects of cash positions held by the Fund. A small portion of the Fund's assets are kept in cash so that the Fund can handle shareholder transactions without being forced to trade stocks to provide liquidity. Holding cash minimizes transaction costs, however it can hurt performance. The Fund minimizes the effects of holding cash by hedging its cash position through investing in S&P 500 Index futures contracts which, in effect, give the Fund a 100% equity position.
   The S&P 500 Index experienced an overall volatile six-month period, although it was relatively stable during the fourth quarter 1999. In January, the S&P 500 Index dropped substantially as small-cap and technology stocks soared in value. However, the stock market broadened by March, with gains coming from more than small-cap and technology stocks, allowing the S&P 500 Index to end the six-month period with a very favorable 17.51% return.

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.
18

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                -----------------------------------
                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS               17.32    17.69    26.23    18.31
BENCHMARK
  S&P 500 INDEX                   17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               1.00
P/E (TRAILING 12 MONTHS)                            29.9x
P/B                                                 5.7x
MEDIAN MARKET CAP. ($B)                              8.8
NUMBER OF HOLDINGS                                   505
PORTFOLIO TURNOVER                                   5%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

MICROSOFT CORPORATION                                4.27%
CISCO SYSTEMS, INCORPORATED                          4.09%
GENERAL ELECTRIC COMPANY                             3.93%
INTEL CORPORATION                                    3.40%
EXXON MOBIL CORPORATION                              2.08%
WAL-MART STORES, INCORPORATED                        1.91%
ORACLE CORPORATION                                   1.70%
IBM CORPORATION                                      1.64%
CITIGROUP, INCORPORATED                              1.54%
LUCENT TECHNOLOGIES, INCORPORATED                    1.50%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             33%

Financial              15%

Health Care             9%

Consumer Cyclical       7%

Telecommunications      7%

Consumer Non-Cyclical   6%

Consumer Services       5%

Energy                  5%

Basic Materials         4%

Industrials             3%

Commercial Services     2%

Cash                    2%

Utilities               1%

Transportation          1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO INDEX FUND - CLASS I  S&P 500 INDEX

3/31/90                            $10,000        $10,000

4/30/90                             $9,749         $9,751

5/31/90                            $10,678        $10,701

6/30/90                            $10,595        $10,629

7/31/90                            $10,543        $10,595

8/31/90                             $9,599         $9,637

9/30/90                             $9,126         $9,168

10/31/90                            $9,091         $9,129

11/30/90                            $9,678         $9,719

12/31/90                            $9,934         $9,990

1/31/91                            $10,422        $10,425

2/28/91                            $11,163        $11,171

3/31/91                            $11,439        $11,441

4/30/91                            $11,472        $11,468

5/31/91                            $11,954        $11,963

6/30/91                            $11,398        $11,415

7/31/91                            $11,916        $11,947

8/31/91                            $12,170        $12,230

9/30/91                            $11,962        $12,026

10/31/91                           $12,109        $12,187

11/30/91                           $11,608        $11,696

12/31/91                           $12,915        $13,034

1/31/92                            $12,702        $12,791

2/29/92                            $12,876        $12,957

3/31/92                            $12,625        $12,705

4/30/92                            $12,985        $13,078

5/31/92                            $13,063        $13,142

6/30/92                            $12,884        $12,946

7/31/92                            $13,408        $13,475

8/31/92                            $13,125        $13,199

9/30/92                            $13,260        $13,354

10/31/92                           $13,309        $13,400

11/30/92                           $13,751        $13,857

12/31/92                           $13,918        $14,027

1/31/93                            $14,032        $14,144

2/28/93                            $14,227        $14,337

3/31/93                            $14,523        $14,639

4/30/93                            $14,128        $14,285

5/31/93                            $14,522        $14,668

6/30/93                            $14,555        $14,711

7/31/93                            $14,505        $14,651

8/31/93                            $15,020        $15,207

9/30/93                            $14,906        $15,091

10/31/93                           $15,162        $15,403

11/30/93                           $15,001        $15,256

12/31/93                           $15,164        $15,440

1/31/94                            $15,675        $15,965

2/28/94                            $15,287        $15,532

3/31/94                            $14,623        $14,855

4/30/94                            $14,800        $15,045

5/31/94                            $15,013        $15,292

6/30/94                            $14,658        $14,917

7/31/94                            $15,137        $15,407

8/31/94                            $15,756        $16,039

9/30/94                            $15,374        $15,647

10/31/94                           $15,696        $15,999

11/30/94                           $15,119        $15,416

12/31/94                           $15,332        $15,644

1/31/95                            $15,722        $16,050

2/28/95                            $16,318        $16,675

3/31/95                            $16,765        $17,166

4/30/95                            $17,240        $17,671

5/31/95                            $17,906        $18,376

6/30/95                            $18,325        $18,803

7/31/95                            $18,906        $19,426

8/31/95                            $18,949        $19,474

9/30/95                            $19,715        $20,296

10/31/95                           $19,622        $20,223

11/30/95                           $20,473        $21,110

12/31/95                           $20,851        $21,517

1/31/96                            $21,561        $22,248

2/29/96                            $21,735        $22,455

3/31/96                            $21,945        $22,671

4/30/96                            $22,257        $23,004

5/31/96                            $22,815        $23,595

6/30/96                            $22,909        $23,685

7/31/96                            $21,894        $22,638

8/31/96                            $22,336        $23,116

9/30/96                            $23,583        $24,415

10/31/96                           $24,227        $25,089

11/30/96                           $26,053        $26,983

12/31/96                           $25,494        $26,449

1/31/97                            $27,104        $28,099

2/28/97                            $27,313        $28,321

3/31/97                            $26,194        $27,160

4/30/97                            $27,752        $28,779

5/31/97                            $29,437        $30,537

6/30/97                            $30,779        $31,896

7/31/97                            $33,186        $34,432

8/31/97                            $31,338        $32,503

9/30/97                            $33,037        $34,281

10/31/97                           $31,927        $33,136

11/30/97                           $33,388        $34,671

12/31/97                           $33,953        $35,267

1/31/98                            $34,325        $35,655

2/28/98                            $36,791        $38,226

3/31/98                            $38,661        $40,183

4/30/98                            $39,050        $40,593

5/31/98                            $38,363        $39,894

6/30/98                            $39,919        $41,514

7/31/98                            $39,489        $41,074

8/31/98                            $33,762        $35,139

9/30/98                            $35,914        $37,391

10/31/98                           $38,827        $40,431

11/30/98                           $41,160        $42,881

12/31/98                           $43,570        $45,351

1/31/99                            $45,308        $47,261

2/28/99                            $43,899        $45,786

3/31/99                            $45,645        $47,618

4/30/99                            $47,392        $49,460

5/31/99                            $46,253        $48,293

6/30/99                            $48,818        $50,920

7/31/99                            $47,299        $49,330

8/31/99                            $47,077        $49,086

9/30/99                            $45,789        $47,741

10/31/99                           $48,681        $50,763

11/30/99                           $49,645        $51,793

12/31/99                           $52,541        $54,844

1/31/00                            $49,889        $52,091

2/29/00                            $48,944        $51,106

3/31/00                            $53,720        $56,104

--------------------------------------------------------------------------------
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo International Fund (the Fund) seeks to provide long-term capital appreciation by investing in high quality companies based outside the United States.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Schroder Investment Management

FUND MANAGER
  Michael Perelstein

INCEPTION DATE
  7/15/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 25.78%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the MSCI EAFE Index(2), which returned 16.86% during the period. The Fund's Class A shares distributed no dividend income and $2.39 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's outperformance came from a variety of sources, including stock selection in Europe, Asia and Latin America, as well as country and sector allocation. The Fund started the period overweighted in technology, telecommunications and media, but gradually took profits in these areas and directed the proceeds to less expensive stocks in the pharmaceuticals, energy, financial and utilities sectors. This rebalancing helped the Fund to profit when New Economy (high-technology) stocks performed well and to weather their decline in March.
   The Fund's country allocations also contributed to its outperformance. The managers underweighted the U.K., a decision that added significant value as U.K. interest rates rose over the past six months. The Fund was also underweighted in Japan, a market that was depressed by disappointing economic news for much of the period.
   The Fund's top-performing stocks were in the technology, mobile telecommunications and media sectors. When these stocks weakened in March, the Fund benefited from non-tech holdings such as Takeda Chemical, a pharmaceutical company.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's current positioning reflects the managers' expectations that the strong level of global economic growth will provide a healthy backdrop for corporate profits. The managers also believe that investors are underestimating the potential for higher interest rates in the U.S. and Europe. Given this risk and the excesses caused by speculation in some areas of the market, the managers believe a relatively defensive stance is warranted, at least until some of the risk has dissipated. Accordingly, the Fund is currently focusing on seeking undervalued opportunities in areas of the market that investors have largely ignored.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo International Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage International Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to April 12, 1995, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A sales charges. Performance shown for the Class B shares of the Fund prior to May 12, 1995, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
20

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      25.78    30.34    13.97    10.39     18.55    22.84    12.63     9.74
CLASS B                      25.28    29.29    13.12     9.56     20.28    24.29    12.88     9.56
INSTITUTIONAL CLASS          25.90    30.40    14.00    10.40
BENCHMARK
  MSCI EAFE                  16.86    25.09    12.39     9.39

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               0.81
P/E (TRAILING 12 MONTHS)                            38.3x
P/B                                                 3.0x
MEDIAN MARKET CAP. ($B)                             12.8
NUMBER OF HOLDINGS                                   100
PORTFOLIO TURNOVER                                   59%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

VODAFONE AIRTOUCH                                    5.55%
NOVARTIS AG                                          3.83%
ERICSSON, L.M.                                       3.71%
ENDESA SA                                            3.15%
VIVENDI                                              3.03%
TOTAL FINA SA                                        2.60%
ALCATEL                                              2.58%
DEUTSCHE BANK AG                                     2.47%
ING GROEP N.V.                                       2.12%
ROYAL DUTCH PETROLEUM                                2.06%

  PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Continental Europe     45%

Japan                  21%

United Kingdom         13%

Cash                   10%

Southeast Asia          4%

Canada                  2%

Emerging Markets        2%

United States           2%

Australia/New Zealand   1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               WELLS FARGO                                    WELLS FARGO
        INTERNATIONAL FUND CLASS A   MSCI EAFE INDEX   INTERNATIONAL FUND CLASS I

4/90                         $9,425          $10,000                       $10,000

4/90                         $9,396           $9,921                        $9,969

5/90                        $10,232          $11,053                       $10,856

6/90                        $10,498          $10,956                       $11,138

7/90                        $10,779          $11,110                       $11,436

8/90                         $9,714          $10,031                       $10,306

9/90                         $8,430           $8,633                        $8,945

10/90                        $9,437           $9,978                       $10,013

11/90                        $9,000           $9,389                        $9,549

12/90                        $9,014           $9,542                        $9,564

1/91                         $9,428           $9,851                       $10,003

2/91                         $9,992          $10,907                       $10,602

3/91                         $9,400          $10,252                        $9,973

4/91                         $9,486          $10,353                       $10,065

5/91                         $9,460          $10,461                       $10,037

6/91                         $8,969           $9,692                        $9,516

7/91                         $9,374          $10,168                        $9,946

8/91                         $9,142           $9,962                        $9,699

9/91                         $9,563          $10,524                       $10,146

10/91                        $9,494          $10,673                       $10,073

11/91                        $9,040          $10,175                        $9,592

12/91                        $9,440          $10,701                       $10,016

1/92                         $9,457          $10,473                       $10,034

2/92                         $9,336          $10,098                        $9,906

3/92                         $9,042           $9,432                        $9,594

4/92                         $9,329           $9,476                        $9,899

5/92                         $9,849          $10,110                       $10,450

6/92                         $9,607           $9,631                       $10,193

7/92                         $9,329           $9,384                        $9,898

8/92                         $9,419           $9,972                        $9,994

9/92                         $9,260           $9,776                        $9,825

10/92                        $9,012           $9,263                        $9,562

11/92                        $8,953           $9,350                        $9,500

12/92                        $9,058           $9,398                        $9,610

1/93                         $9,040           $9,397                        $9,592

2/93                         $9,236           $9,681                        $9,799

3/93                         $9,749          $10,525                       $10,344

4/93                        $10,393          $11,524                       $11,027

5/93                        $10,488          $11,767                       $11,127

6/93                        $10,488          $11,584                       $11,096

7/93                        $10,819          $11,989                       $11,479

8/93                        $11,515          $12,637                       $12,218

9/93                        $11,634          $12,352                       $12,344

10/93                       $12,178          $12,733                       $12,921

11/93                       $11,732          $11,620                       $12,448

12/93                       $13,156          $12,459                       $13,958

1/94                        $13,891          $13,512                       $14,739

2/94                        $13,590          $13,474                       $14,419

3/94                        $12,983          $12,893                       $13,775

4/94                        $13,379          $13,440                       $14,195

5/94                        $13,364          $13,363                       $14,180

6/94                        $13,219          $13,552                       $14,025

7/94                        $13,434          $13,682                       $14,254

8/94                        $13,984          $14,006                       $14,837

9/94                        $13,660          $13,565                       $14,493

10/94                       $13,891          $14,017                       $14,739

11/94                       $13,364          $13,342                       $14,179

12/94                       $13,253          $13,426                       $14,061

1/95                        $12,501          $12,911                       $13,264

2/95                        $12,462          $12,873                       $13,222

3/95                        $13,166          $13,677                       $13,969

4/95                        $13,554          $14,191                       $14,389

5/95                        $13,823          $14,022                       $14,674

6/95                        $13,870          $13,777                       $14,733

7/95                        $14,574          $14,635                       $15,480

8/95                        $14,115          $14,077                       $14,993

9/95                        $14,527          $14,352                       $15,430

10/95                       $14,242          $13,966                       $15,119

11/95                       $14,329          $14,354                       $15,220

12/95                       $14,800          $14,933                       $15,720

1/96                        $15,106          $14,994                       $16,045

2/96                        $15,251          $15,045                       $16,190

3/96                        $15,525          $15,364                       $16,489

4/96                        $15,936          $15,811                       $16,925

5/96                        $15,968          $15,520                       $16,959

6/96                        $16,089          $15,607                       $17,079

7/96                        $15,582          $15,151                       $16,540

8/96                        $15,678          $15,184                       $16,643

9/96                        $16,001          $15,588                       $16,985

10/96                       $15,646          $15,429                       $16,609

11/96                       $16,242          $16,043                       $17,250

12/96                       $16,235          $15,836                       $17,233

1/97                        $16,048          $15,282                       $17,035

2/97                        $16,381          $15,533                       $17,389

3/97                        $16,471          $15,589                       $17,484

4/97                        $16,601          $15,671                       $17,631

5/97                        $17,618          $16,692                       $18,701

6/97                        $18,432          $17,611                       $19,565

7/97                        $18,798          $17,897                       $19,953

8/97                        $17,162          $16,560                       $18,218

9/97                        $18,098          $17,487                       $19,211

10/97                       $16,910          $16,142                       $17,950

11/97                       $16,601          $15,978                       $17,622

12/97                       $16,732          $16,117                       $17,761

1/98                        $17,324          $16,853                       $18,389

2/98                        $18,252          $17,935                       $19,374

3/98                        $18,992          $18,488                       $20,159

4/98                        $19,436          $18,637                       $20,638

5/98                        $19,592          $18,552                       $20,795

6/98                        $19,469          $18,696                       $20,673

7/98                        $19,567          $18,891                       $20,778

8/98                        $17,283          $16,554                       $18,345

9/98                        $16,773          $16,051                       $17,805

10/98                       $17,561          $17,728                       $18,640

11/98                       $18,299          $18,641                       $19,424

12/98                       $18,841          $19,381                       $19,999

1/99                        $19,164          $19,329                       $20,341

2/99                        $18,909          $18,873                       $20,080

3/99                        $19,427          $19,665                       $20,629

4/99                        $20,012          $20,466                       $21,250

5/99                        $19,325          $19,416                       $20,521

6/99                        $19,987          $20,177                       $21,223

7/99                        $20,512          $20,782                       $21,781

8/99                        $20,351          $20,863                       $21,601

9/99                        $20,131          $21,078                       $21,367

10/99                       $21,089          $21,868                       $22,393

11/99                       $22,260          $22,627                       $23,635

12/99                       $24,456          $24,659                       $25,974

1/00                        $23,992          $23,093                       $25,482

2/00                        $25,292          $23,715                       $26,871

3/00                        $25,320          $24,635                       $26,900

--------------------------------------------------------------------------------
(2) The Morgan Stanley Capital Investment-Europe, Australasia and Far East (MSCI EAFE) Index presented does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo International Fund Class A and Institutional Class shares since inception with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo International Equity Fund (the Fund) seeks to earn total return, with an emphasis on capital appreciation, over the long term by investing primarily in equity securities of non-U.S. companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Katherine Schapiro, CFA
  Stacey Ho, CFA

INCEPTION DATE
  9/24/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 40.65%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund significantly outperformed its benchmark, the MSCI EAFE Index(2), which returned 16.86% during the period. The Fund's Class A shares distributed $0.13 per share in dividend income and $0.08 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The most striking characteristic of the six-month period ended March 31, 2000, was the rapid rise of technology, media and telecommunications (TMT) stocks around the globe. Interestingly, it was the performance of individual stocks and specific industries connected to this theme that influenced the returns of international markets, rather than the other way around. Markets comprised of many TMT stocks, such as Sweden, performed especially well.
   Reflecting this trend, core holdings in TMT stocks, including News Corp, Ericsson and Nokia, drove the Fund's performance. New additions to the Fund in 1999 such as Cap Gemini also helped, particularly over the fourth quarter. A select group of stocks outside the TMT area, including the Ireland-based airline Ryanair, added to the Fund's returns as well.
   The managers took advantage of the TMT rally to take profits on stocks with high valuations in favor of less expensive holdings in the technology sector and elsewhere. They remain enthusiastic about TMT companies over the long term, given the essential role these firms are likely to play in the restructuring of Old Economy (non-technology) companies.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   In the view of the managers, the potential in the international markets has never appeared more exciting and hopeful. Forces in both Europe and Japan are pushing governments toward more corporate-friendly climates. In Europe, there is pressure on both socialist and rightist governments alike to conform to European Union market-oriented guidelines and adopt free-market policies. In Japan, while there seems to be little decisiveness from the top, there is a grassroots effort led by struggling corporations to drive through reforms that make sense in today's competitive world market. It may take several years for these shareholder-oriented trends to strengthen and take hold, but when established, these reforms should create a powerful foundation for international equity markets.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Morgan Stanley Capital Investment-Europe, Australasia and Far East Index (MSCI EAFE) presented does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
22

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge              Including Sales Charge
                           ----------------------------------  ----------------------------------
                           6-Month*  1-Year   Since Inception  6-Month*  1-Year   Since Inception
CLASS A                      40.65    54.52          25.95       32.61    45.58          23.02
CLASS B                      40.13    53.46          25.12       35.13    48.46          24.27
CLASS C                      40.06    53.39          25.10       39.06    52.39          25.10
INSTITUTIONAL CLASS          41.10    55.01          26.11
BENCHMARK
  MSCI EAFE                  16.86    25.09

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

P/E (TRAILING 12 MONTHS)                            45.6x
P/B                                                  4.8x
MEDIAN MARKET CAP. ($B)                              28.2
NUMBER OF HOLDINGS                                    75
PORTFOLIO TURNOVER                                   20%

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

PHILIPS ELECTRONICS NV                               2.50%
ERICSSON, LM ADR (SWEDEN)                            2.23%
CHEUNG KONG LIMITED                                  2.21%
NOKIA CORPORATION ADR (FINLAND)                      2.11%
TELEFONOS DE MEXICO SA                               2.07%
ARM HOLDINGS PLC ADR (GREAT BRITAIN)                 2.07%
STMICROELECTRONICS                                   2.05%
AMVESCAP PLC                                         1.73%
SEVEN ELEVEN JAPAN LIMITED                           1.67%
DBS GROUP HOLDINGS LIMITED                           1.66%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Electronics                        15%

Communications                     14%

Financial Services                 10%

Cash                                8%

Media - Broadcasting & Publishing   7%

Banking                             5%

Commercial Services                 5%

Oil & Gas                           5%

Computer Software & Processing      4%

Industrial - Diversified            4%

Pharmaceuticals                     4%

Beverages, Food & Tobacco           3%

Insurance                           3%

Retailers                           3%

Airlines                            2%

Automotive                          2%

Real Estate                         2%

Chemicals                           1%

Food Retailers                      1%

Forest Products & Paper             1%

Metals & Mining                     1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            WELLS FARGO INTERNATIONAL                   WELLS FARGO INTERNATIONAL
              EQUITY FUND - CLASS A    MSCI EAFE INDEX    EQUITY FUND - CLASS I

9/24/1997                      $9,425          $10,000                    $10,000

9/30/1997                      $9,510          $10,140                    $10,090

10/31/1997                     $8,954           $9,360                     $9,500

11/30/1997                     $9,029           $9,265                     $9,580

12/31/1997                     $9,116           $9,345                     $9,672

1/31/1998                      $9,323           $9,772                     $9,892

2/28/1998                      $9,955          $10,400                    $10,562

3/31/1998                     $10,417          $10,720                    $11,052

4/30/1998                     $10,605          $10,807                    $11,252

5/31/1998                     $10,596          $10,757                    $11,242

6/30/1998                     $10,746          $10,841                    $11,402

7/31/1998                     $10,869          $10,954                    $11,532

8/31/1998                      $9,135           $9,599                     $9,692

9/30/1998                      $8,823           $9,307                     $9,362

10/31/1998                     $9,606          $10,280                    $10,192

11/30/1998                    $10,162          $10,809                    $10,782

12/31/1998                    $10,577          $11,238                    $11,222

1/31/1999                     $10,756          $11,208                    $11,412

2/28/1999                     $10,567          $10,943                    $11,212

3/31/1999                     $10,897          $11,403                    $11,562

4/30/1999                     $11,312          $11,867                    $12,002

5/29/1999                     $10,926          $11,258                    $11,592

6/30/1999                     $11,548          $11,700                    $12,252

7/31/1999                     $11,906          $12,051                    $12,632

8/31/1999                     $11,802          $12,098                    $12,522

9/30/1999                     $11,972          $12,222                    $12,702

10/31/1999                    $12,670          $12,681                    $13,442

11/30/1999                    $14,065          $13,121                    $14,933

12/31/1999                    $15,988          $14,299                    $17,002

1/31/2000                     $15,310          $13,391                    $16,286

2/29/2000                     $16,638          $13,751                    $17,697

3/31/2000                     $16,839          $14,285                    $17,922

  PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 CONTINENTAL EUROPE    44%

Japan                  21%

United Kingdom         14%

Cash                    8%

Southeast Asia          6%

Emerging Markets        5%

Australia/New Zealand   2%

--------------------------------------------------------------------------------
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares since inception with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Large Company Growth Fund (the Fund) seeks to provide long-term capital growth through investment primarily in large, high-quality domestic companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Peregrine Capital Management

FUND MANAGERS
  John Dale, CFA
  Gary Nussbaum, CFA

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 38.64%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund significantly outperformed its benchmark, the S&P 500 Index(2), which returned 17.51% during the period. The Fund's Class A shares distributed no dividend income and $1.60 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's outperformance reflected very positive earnings results for many of its holdings. While the profits of the average U.S. company grew at a rate of more than 15 percent over the past year, the companies in which the Fund invests achieved profit growth in excess of 29 percent. In addition, the Fund's companies are, on average, expected to grow at three times the rate of the average U.S. company. These trends helped contribute to the very strong performance of several top 10 holdings, including Cisco Systems, Intel, Home Depot, Charles Schwab and Medtronic.
   With a vast majority of holdings meeting or exceeding the managers' expectations, the Fund's turnover has been very low--less than 17 percent on an annualized basis, compared to a 25 percent 10-year average. Among the few recent additions to the Fund were Costco Wholesale, the leading membership club operator. The Fund sold its positions in the Gartner Group and Franklin Resources over the reporting period to take advantage of potentially more attractive stocks such as Costco.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers expect continued solid U.S. economic and profit growth over the next few quarters, even though the vigilant Federal Reserve Board (the Fed) may continue to raise interest rates. Speculation in some areas of the market need not have a long-term impact on the vast majority of stocks. For the most part, the Fund's managers believe that stock market valuations remain reasonable and U.S. profit growth prospects continue to be healthy, which should drive stock prices forward. While corporate earnings are not likely to accelerate from here, the overall outlook for equities appears positive. If investors continue to shift from focusing on share-price momentum to corporate earnings prospects when making their investment decisions, the Fund's holdings should benefit.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 6, 1998, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A sales charges. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares, for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to
November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and
Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
24

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      38.64    34.06    34.30    23.52     30.67    26.36    32.72    22.79
CLASS B                      38.25    33.34    33.40    22.65     33.25    28.34    33.27    22.65
CLASS C                      38.24    33.32    33.40    22.65     37.24    32.32    33.40    22.65
INSTITUTIONAL CLASS          38.77    34.34    34.38    23.56
BENCHMARK
  S&P 500 INDEX              17.51    17.94    26.76    18.84

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                                1.18
P/E (TRAILING 12 MONTHS)                            53.0x
P/B                                                 10.6x
MEDIAN MARKET CAP. ($B)                              46.5
NUMBER OF HOLDINGS                                    34
PORTFOLIO TURNOVER                                    5%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

CISCO SYSTEMS, INCORPORATED                          9.75%
INTEL CORPORATION                                    7.71%
MICROSOFT CORPORATION                                7.18%
CHARLES SCHWAB CORPORATION                           6.06%
HOME DEPOT, INCORPORATED                             5.03%
GOLDMAN SACHS                                        4.77%
NOKIA CORPORATION                                    4.63%
MEDTRONIC, INCORPORATED                              4.42%
SOLECTRON CORPORATION                                4.38%
AMERICAN INTERNATIONAL GROUP                         4.17%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             45%

Financial              18%

Commercial Services    12%

Health Care            11%

Consumer Cyclical       9%

Consumer Non-Cyclical   2%

Cash                    2%

Consumer Services       1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                WELLS FARGO LARGE                       WELLS FARGO LARGE COMPANY
           COMPANY GROWTH FUND CLASS A   S&P 500 INDEX     GROWTH FUND CLASS I

4/1/90                           $9,425        $10,000                    $10,000

4/30/90                          $9,423         $9,751                     $9,999

5/31/90                         $10,742        $10,701                    $11,397

6/30/90                         $10,964        $10,629                    $11,634

7/31/90                         $10,530        $10,595                    $11,173

8/31/90                          $9,581         $9,637                    $10,166

9/30/90                          $9,047         $9,168                     $9,599

10/31/90                         $8,833         $9,129                     $9,372

11/30/90                         $9,609         $9,719                    $10,195

12/31/90                         $9,876         $9,990                    $10,478

1/31/91                         $10,850        $10,425                    $11,512

2/28/91                         $11,750        $11,171                    $12,467

3/31/91                         $12,331        $11,441                    $13,083

4/30/91                         $12,226        $11,468                    $12,973

5/31/91                         $13,222        $11,963                    $14,029

6/30/91                         $12,560        $11,415                    $13,326

7/31/91                         $13,548        $11,947                    $14,374

8/31/91                         $14,123        $12,230                    $14,985

9/30/91                         $13,721        $12,026                    $14,558

10/31/91                        $14,325        $12,187                    $15,199

11/30/91                        $14,434        $11,696                    $15,314

12/31/91                        $16,495        $13,034                    $17,502

1/31/92                         $16,136        $12,791                    $17,121

2/29/92                         $16,041        $12,957                    $17,020

3/31/92                         $15,518        $12,705                    $16,465

4/30/92                         $15,265        $13,078                    $16,196

5/31/92                         $15,541        $13,142                    $16,488

6/30/92                         $14,823        $12,946                    $15,728

7/31/92                         $15,538        $13,475                    $16,485

8/31/92                         $15,154        $13,199                    $16,079

9/30/92                         $15,411        $13,354                    $16,351

10/31/92                        $15,774        $13,400                    $16,736

11/30/92                        $16,800        $13,857                    $17,826

12/31/92                        $16,800        $14,027                    $17,826

1/31/93                         $16,671        $14,144                    $17,689

2/28/93                         $16,008        $14,337                    $16,984

3/31/93                         $16,587        $14,639                    $17,599

4/30/93                         $15,178        $14,285                    $16,104

5/31/93                         $15,923        $14,668                    $16,895

6/30/93                         $15,718        $14,711                    $16,677

7/31/93                         $15,861        $14,651                    $16,829

8/31/93                         $16,444        $15,207                    $17,447

9/30/93                         $16,598        $15,091                    $17,611

10/31/93                        $16,846        $15,403                    $17,874

11/30/93                        $16,402        $15,256                    $17,402

12/31/93                        $16,740        $15,440                    $17,761

1/31/94                         $17,354        $15,965                    $18,412

2/28/94                         $17,190        $15,532                    $18,240

3/31/94                         $16,424        $14,855                    $17,426

4/30/94                         $16,325        $15,045                    $17,322

5/31/94                         $16,484        $15,292                    $17,489

6/30/94                         $15,548        $14,917                    $16,497

7/31/94                         $16,323        $15,407                    $17,319

8/31/94                         $17,036        $16,039                    $18,076

9/30/94                         $16,731        $15,647                    $17,752

10/31/94                        $17,110        $15,999                    $18,154

11/30/94                        $16,387        $15,416                    $17,387

12/31/94                        $16,561        $15,644                    $17,572

1/31/95                         $16,901        $16,050                    $17,932

2/28/95                         $17,323        $16,675                    $18,380

3/31/95                         $17,836        $17,166                    $18,925

4/30/95                         $18,304        $17,671                    $19,421

5/31/95                         $18,873        $18,376                    $20,025

6/30/95                         $20,240        $18,803                    $21,475

7/31/95                         $21,231        $19,426                    $22,527

8/31/95                         $21,424        $19,474                    $22,731

9/30/95                         $22,333        $20,296                    $23,695

10/31/95                        $21,644        $20,223                    $22,965

11/30/95                        $22,085        $21,110                    $23,432

12/31/95                        $21,403        $21,517                    $22,709

1/31/96                         $21,968        $22,248                    $23,309

2/29/96                         $22,996        $22,455                    $24,399

3/31/96                         $23,255        $22,671                    $24,674

4/30/96                         $24,209        $23,004                    $25,687

5/31/96                         $24,978        $23,595                    $26,502

6/30/96                         $24,645        $23,685                    $26,148

7/31/96                         $23,274        $22,638                    $24,694

8/31/96                         $23,524        $23,116                    $24,959

9/30/96                         $25,710        $24,415                    $27,278

10/31/96                        $25,506        $25,089                    $27,062

11/30/96                        $27,127        $26,983                    $28,782

12/31/96                        $26,778        $26,449                    $28,411

1/31/97                         $28,925        $28,099                    $30,689

2/28/97                         $28,271        $28,321                    $29,996

3/31/97                         $26,265        $27,160                    $27,867

4/30/97                         $28,317        $28,779                    $30,045

5/31/97                         $30,454        $30,537                    $32,313

6/30/97                         $32,060        $31,896                    $34,016

7/31/97                         $35,019        $34,432                    $37,156

8/31/97                         $33,087        $32,503                    $35,106

9/30/97                         $35,392        $34,281                    $37,552

10/31/97                        $34,057        $33,136                    $36,136

11/30/97                        $35,103        $34,671                    $37,245

12/31/97                        $35,708        $35,267                    $37,887

1/31/98                         $36,646        $35,655                    $38,882

2/28/98                         $39,551        $38,226                    $41,965

3/31/98                         $40,570        $40,183                    $43,046

4/30/98                         $41,629        $40,593                    $44,170

5/31/98                         $40,287        $39,894                    $42,746

6/30/98                         $43,959        $41,514                    $46,642

7/31/98                         $44,050        $41,074                    $46,738

8/31/98                         $36,696        $35,139                    $38,936

9/30/98                         $40,147        $37,391                    $42,596

10/31/98                        $43,089        $40,431                    $45,721

11/30/98                        $47,182        $42,881                    $50,077

12/31/98                        $52,838        $45,351                    $56,076

1/31/99                         $57,144        $47,261                    $60,661

2/28/99                         $54,739        $45,786                    $58,111

3/31/99                         $58,133        $47,618                    $61,723

4/30/99                         $58,376        $49,460                    $61,996

5/31/99                         $56,339        $48,293                    $59,829

6/30/99                         $61,295        $50,920                    $65,115

7/31/99                         $58,298        $49,330                    $61,953

8/31/99                         $58,443        $49,086                    $62,106

9/30/99                         $56,213        $47,741                    $59,753

10/31/99                        $61,062        $50,763                    $64,907

11/30/99                        $63,293        $51,793                    $67,293

12/31/99                        $70,252        $54,844                    $74,697

1/31/00                         $68,445        $52,091                    $72,801

2/29/00                         $69,726        $51,106                    $74,170

3/31/00                         $77,935        $56,104                    $82,920

--------------------------------------------------------------------------------
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation. The Fund invests in growth-oriented common stocks whose market capitalization falls within the range of the Russell 2000 Index(1).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Tom Zeifang, CFA
  Chris Greene

INCEPTION DATE
  11/1/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 78.49%(2) for the six-month period ended March 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the Russell 2000 Growth Index(1), which returned 45.78% during the period. The Fund's Class A shares distributed no dividend income and $2.56 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's six-month performance was attributable to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   The past six-month period was a very positive, though volatile, period for small-cap growth stocks. Investors' excitement about the potential of technology, telecommunications and media companies helped drive the market over much of the period. When these stocks sold off in March, previously undervalued areas of the market came to the forefront.
   The Fund's outperformance was driven largely by superior stock selection. Its top performers over the reporting period included Micromuse, Broadvision, Verticalnet, Vignette and Globix. Many other holdings delivered strong returns, with just a few exceptions including Children's Place, FirstFed and Profit Recovery Group.
   The Fund's managers continue to seek out and invest in companies whose business models and industry fundamentals they believe are improving. They sell their positions in companies with deteriorating growth outlooks.
   With the advent of the New Economy, the outlook for small cap companies as a whole appears to be very positive. The New Economy rewards companies able to adapt to continuous change and creates conditions in which small and mid-cap companies arguably are best positioned to thrive.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the small-cap market is now in the midst of a multi-year relative bull market. The Fund, which has a goal of producing annualized performance in excess of its benchmark's performance, is seeking to take advantage of this environment by positioning itself in the stocks they believe are likely to outperform. The managers believe that weighting the Fund toward companies with the best prospects for earnings growth will achieve its objective. This will be especially true if investors continue to shift away from share-price momentum as the key factor in their decision making and once again focus on the long-term earnings potential of individual companies.

--------------------------------------------------------------------------------

(1) The Russell 2000 Index is an unmanaged market value weighted index, which measures performance of the 2,000 companies that are between the 1000(th) and 3000(th) largest in the market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to
November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses. For
Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and
Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
26

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge                       Including Sales Charge
                           -------------------------------------------  -------------------------------------------
                           6-Month*  1-Year   5-Year   Since Inception  6-Month*  1-Year   5-Year   Since Inception
CLASS A                      78.49   134.21    35.57          36.48       68.23   120.74    33.97          35.00
CLASS B                      77.96   132.69    34.71          35.62       72.96   127.69    34.59          35.57
CLASS C                      77.90   132.64    34.69          35.60       76.90   131.64    34.69          35.60
INSTITUTIONAL CLASS          78.77   135.59    36.68          37.56
BENCHMARK
  RUSSELL 2000 GROWTH
    INDEX                    45.78    59.05    19.84

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                                0.93
P/E (TRAILING 12 MO.)                               36.2x
MEDIAN MARKET CAP. ($B)                              1.5
NUMBER OF HOLDINGS                                   153
PORTFOLIO TURNOVER                                   37%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

SANDISK CORPORATION                                  2.15%
TSI INTERNATIONAL SOFTWARE                           1.77%
VERTICALNET, INCORPORATED                            1.74%
VIGNETTE CORPORATION                                 1.72%
MERCURY INTERACTIVE CORPORATION                      1.67%
ASYST TECHNOLOGIES, INCORPORATED                     1.58%
LAM RESEARCH CORPORATION                             1.39%
MARINE DRILLING CO., INCORPORATED                    1.35%
TUT SYSTEMS, INCORPORATED                            1.27%
HELMERICH & PAYNE, INCORPORATED                      1.27%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology           49%

Health Care          11%

Commercial Services   8%

Financial             7%

Telecommunications    6%

Cash                  6%

Energy                5%

Consumer Cyclical     5%

Consumer Services     2%

Industrials           1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               WELLS FARGO SMALL                                     WELLS FARGO SMALL
           CAP GROWTH FUND - CLASS A  RUSSELL 2000 GROWTH INDEX  CAP GROWTH FUND - CLASS I

Inception                     $9,425                    $10,000                    $10,000

Nov-94                        $9,548                     $9,595                    $10,120

Dec-94                        $9,943                     $9,822                    $10,560

Jan-95                        $9,972                     $9,623                    $10,590

Feb-95                       $10,518                    $10,067                    $11,170

Mar-95                       $11,074                    $10,362                    $11,770

Apr-95                       $11,385                    $10,518                    $12,100

May-95                       $11,631                    $10,656                    $12,370

Jun-95                       $12,856                    $11,390                    $13,670

Jul-95                       $14,260                    $12,277                    $15,170

Aug-95                       $14,288                    $12,428                    $15,200

Sep-95                       $15,174                    $12,684                    $16,150

Oct-95                       $14,703                    $12,060                    $15,650

Nov-95                       $16,098                    $12,592                    $17,150

Dec-95                       $16,814                    $12,872                    $17,910

Jan-96                       $17,144                    $12,765                    $18,260

Feb-96                       $18,134                    $13,347                    $19,320

Mar-96                       $18,963                    $13,611                    $20,210

Apr-96                       $21,489                    $14,657                    $22,910

May-96                       $23,148                    $15,408                    $24,680

Jun-96                       $21,404                    $14,407                    $22,830

Jul-96                       $18,266                    $12,648                    $19,490

Aug-96                       $20,217                    $13,584                    $21,580

Sep-96                       $20,649                    $14,283                    $22,450

Oct-96                       $19,260                    $13,668                    $20,930

Nov-96                       $19,711                    $14,048                    $21,430

Dec-96                       $20,327                    $14,322                    $22,110

Jan-97                       $20,631                    $14,680                    $22,440

Feb-97                       $18,773                    $13,793                    $20,430

Mar-97                       $17,457                    $12,819                    $19,010

Apr-97                       $16,519                    $12,670                    $18,000

May-97                       $20,134                    $14,575                    $21,940

Jun-97                       $21,771                    $15,069                    $23,730

Jul-97                       $22,636                    $15,840                    $24,690

Aug-97                       $23,353                    $16,316                    $25,470

Sep-97                       $25,873                    $17,618                    $28,230

Oct-97                       $24,016                    $16,559                    $26,210

Nov-97                       $23,151                    $16,165                    $25,280

Dec-97                       $22,582                    $16,174                    $24,668

Jan-98                       $22,211                    $15,959                    $24,275

Feb-98                       $23,704                    $17,369                    $25,921

Mar-98                       $25,668                    $18,096                    $28,078

Apr-98                       $25,598                    $18,207                    $28,013

May-98                       $23,574                    $16,883                    $25,812

Jun-98                       $24,295                    $17,055                    $26,618

Jul-98                       $22,111                    $15,631                    $24,243

Aug-98                       $16,571                    $12,023                    $18,174

Sep-98                       $17,893                    $13,243                    $19,634

Oct-98                       $17,893                    $13,934                    $19,645

Nov-98                       $19,246                    $15,015                    $21,138

Dec-98                       $21,233                    $16,374                    $23,339

Jan-99                       $22,371                    $17,111                    $24,588

Feb-99                       $19,977                    $15,545                    $21,973

Mar-99                       $21,656                    $16,099                    $23,834

Apr-99                       $23,693                    $17,520                    $26,084

May-99                       $24,267                    $17,548                    $26,732

Jun-99                       $26,769                    $18,473                    $29,501

Jul-99                       $27,094                    $17,902                    $29,890

Aug-99                       $26,791                    $17,233                    $29,548

Sep-99                       $28,416                    $17,565                    $31,410

Oct-99                       $32,338                    $18,015                    $35,769

Nov-99                       $37,032                    $19,919                    $40,968

Dec-99                       $46,438                    $23,431                    $51,390

Jan-00                       $47,053                    $23,213                    $52,072

Feb-00                       $58,399                    $28,614                    $64,642

Mar-00                       $50,721                    $25,607                    $56,150

--------------------------------------------------------------------------------
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares since inception with the Russell 2000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks to provide long-term capital appreciation. Current income will be incidental to the objective of capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Schroder Investment Management

FUND MANAGER
  Ira Unschuld

INCEPTION DATE
  8/1/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 33.12%(1) for the six-month period ended March 31, 2000, excluding sales charges. The Fund outperformed its benchmark, the Russell 2000 Index(2), which returned 26.84% during the period. The Fund's Class A shares distributed no dividend income or capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's six-month performance was attributable to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   Strong performance from the Fund's energy, utilities, basic materials, transportation and financial holdings helped it outpace the Russell 2000 Index over the reporting period. Most of this outperformance came at the end of the period, when investors turned to fundamentals and away from the concept-stock focus that had dominated the market from December through February. During that period enthusiasm for technology and biotechnology stocks had driven the market to record highs, even as the Federal Reserve Board (the Fed) raised interest rates three times to slow the economy's rapid expansion and head off potential inflation. As investors returned to companies with strong earnings prospects and other solid fundamentals in March, the Fund's diversification and focus on more reasonably priced stocks helped it outperform.
   The Fund's strongest holdings over the reporting period were Amphenol, Pinnacle Holdings, Symantec and Symbol Technologies. Its weaker stocks included Shopko Stores, Hollywood Entertainment, Papa Johns International, SLI and Amerisource Health.
   As always, the Fund's managers continue to seek out companies with strong fundamentals that they believe are undervalued relative to their earnings growth prospects. If the market continues to broaden, they are confident that this strategy will be rewarded.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Many investors expect U.S. GDP (gross domestic product) to slow over the second half of 2000. Given the Fed's vigilant stance against inflation, however, interest rates are likely to be tightened again before the year is out. Partly as a result, the Fund is currently underweighted in financials and high-multiple stocks, which may continue to deflate. The Fund should continue to outperform if interest rates remain stable or increase and investors remain focused on the earnings power of individual companies rather than share-price momentum as in quarters past. In addition, the Fund's overweighting in energy should benefit from increased demand for crude oil brought on by strong global growth.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999 reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 9, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class A sales charges. Performance shown for the Class B shares of the Fund prior to November 8, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
28

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge                       Including Sales Charge
                           -------------------------------------------  -------------------------------------------
                           6-Month*  1-Year   5-Year   Since Inception  6-Month*  1-Year   5-Year   Since Inception
CLASS A                      33.12    46.80    21.14          19.77       25.47    38.36    19.71          18.71
CLASS B                      32.65    45.59    20.23          18.88       27.65    40.59    20.04          18.88
INSTITUTIONAL CLASS          33.22    46.91    21.16          19.79
BENCHMARK
  RUSSELL 2000 INDEX         26.84    37.29    17.24

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                                0.85
P/E (TRAILING 12 MO.)                               26.4x
P/B                                                  3.7x
MEDIAN MARKET CAP. ($B)                              1.3
NUMBER OF HOLDINGS                                   114
PORTFOLIO TURNOVER                                   82%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF MARCH 31, 2000)
----------------------------------------------

TEKTRONIX, INCORPORATED                              1.83%
PERKIN ELMER, INCORPORATED                           1.75%
SYMANTEC CORPORATION                                 1.63%
AMPHENOL CORPORATION                                 1.56%
INTEGRATED DEVICE                                    1.44%
SYBRON INTERNATIONAL CORPORATION                     1.41%
HANOVER COMPRESSOR COMPANY                           1.40%
UNIVERSAL HEALTH SERVICES                            1.36%
MONTANA POWER COMPANY                                1.36%
SCHOOL SPECIALTY, INCORPORATED                       1.34%

  SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             30%

Health Care            12%

Commercial Services    11%

Cash                   10%

Energy                  8%

Consumer Cyclical       6%

Financial               6%

Industrials             5%

Consumer Services       4%

Basic Materials         2%

Utilities               2%

Telecommunications      2%

Consumer Non-Cyclical   1%

Transportation          1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             WELLS FARGO SMALL CAP                             WELLS FARGO SMALL CAP
          OPPORTUNITIES FUND - CLASS A  RUSSELL 2000 INDEX  OPPORTUNITIES FUND - CLASS I

8/1/93                          $9,425             $10,000                       $10,000

8/31/93                         $9,755             $10,432                       $10,350

9/30/93                        $10,198             $10,726                       $10,820

10/31/93                       $10,358             $11,002                       $10,990

11/30/93                       $10,094             $10,640                       $10,710

12/31/93                       $10,558             $11,004                       $11,202

1/31/94                        $10,985             $11,349                       $11,656

2/28/94                        $11,128             $11,308                       $11,807

3/31/94                        $10,577             $10,711                       $11,222

4/30/94                        $10,729             $10,775                       $11,384

5/31/94                        $10,691             $10,654                       $11,343

6/30/94                        $10,501             $10,292                       $11,142

7/31/94                        $10,625             $10,460                       $11,273

8/31/94                        $11,232             $11,043                       $11,918

9/30/94                        $10,995             $11,007                       $11,666

10/31/94                       $11,213             $10,964                       $11,897

11/30/94                       $10,729             $10,521                       $11,384

12/31/94                       $11,028             $10,804                       $11,701

1/31/95                        $11,077             $10,668                       $11,753

2/28/95                        $11,668             $11,111                       $12,380

3/31/95                        $12,022             $11,303                       $12,756

4/30/95                        $12,337             $11,553                       $13,090

5/31/95                        $12,613             $11,752                       $13,383

6/30/95                        $13,155             $12,362                       $13,957

7/31/95                        $14,248             $13,074                       $15,117

8/31/95                        $14,779             $13,345                       $15,681

9/30/95                        $15,291             $13,584                       $16,224

10/31/95                       $14,907             $12,976                       $15,817

11/30/95                       $15,724             $13,521                       $16,684

12/31/95                       $16,441             $13,878                       $17,444

1/31/96                        $16,362             $13,863                       $17,360

2/29/96                        $16,810             $14,296                       $17,835

3/31/96                        $17,705             $14,587                       $18,785

4/30/96                        $18,824             $15,368                       $19,973

5/31/96                        $19,944             $15,973                       $21,160

6/30/96                        $19,283             $15,317                       $20,460

7/31/96                        $17,828             $13,980                       $18,916

8/31/96                        $18,377             $14,792                       $19,498

9/30/96                        $19,429             $15,370                       $20,614

10/31/96                       $19,283             $15,133                       $20,472

11/30/96                       $19,921             $15,757                       $21,148

12/31/96                       $20,150             $16,170                       $21,391

1/31/97                        $20,575             $16,493                       $21,831

2/28/97                        $20,564             $16,094                       $21,831

3/31/97                        $19,802             $15,334                       $21,022

4/30/97                        $19,870             $15,377                       $21,094

5/31/97                        $22,211             $17,087                       $23,577

6/30/97                        $23,510             $17,820                       $24,944

7/31/97                        $24,630             $18,649                       $26,144

8/31/97                        $25,179             $19,076                       $26,715

9/30/97                        $26,892             $20,472                       $28,545

10/31/97                       $25,671             $19,574                       $27,238

11/30/97                       $25,470             $19,447                       $27,036

12/31/97                       $25,677             $19,787                       $27,256

1/31/98                        $25,161             $19,474                       $26,695

2/28/98                        $26,860             $20,913                       $28,498

3/31/98                        $28,524             $21,775                       $30,264

4/30/98                        $28,558             $21,895                       $30,300

5/31/98                        $27,089             $20,715                       $28,754

6/30/98                        $27,124             $20,758                       $28,790

7/31/98                        $25,264             $19,077                       $26,805

8/31/98                        $20,305             $15,372                       $21,544

9/30/98                        $20,822             $16,576                       $22,092

10/31/98                       $21,591             $17,252                       $22,908

11/30/98                       $22,888             $18,156                       $24,284

12/31/98                       $23,284             $19,280                       $24,704

1/31/99                        $22,824             $19,536                       $24,216

2/28/99                        $21,353             $17,954                       $22,655

3/31/99                        $21,364             $18,234                       $22,667

4/30/99                        $22,778             $19,868                       $24,179

5/31/99                        $23,559             $20,158                       $25,009

6/30/99                        $25,122             $21,069                       $26,655

7/31/99                        $24,743             $20,491                       $26,264

8/31/99                        $23,467             $19,733                       $24,911

9/30/99                        $23,559             $19,737                       $24,996

10/31/99                       $23,628             $19,818                       $25,070

11/30/99                       $24,938             $21,001                       $26,472

12/31/99                       $26,501             $23,379                       $28,118

1/31/00                        $26,272             $23,002                       $27,886

2/29/00                        $28,271             $26,800                       $30,020

3/31/00                        $31,363             $25,034                       $33,300

--------------------------------------------------------------------------------
(2) The Russell 2000 Index is an unmanaged market value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Small Cap Value Fund (the Fund) seeks capital appreciation by investing primarily in common stocks of smaller companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Smith Asset Management Group

FUND MANAGER
  Steve Smith, CFA

INCEPTION DATE
  10/15/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 18.45%(1) for the six-month period ended March 31, 2000. The Fund underperformed its benchmark, Russell 2000 Index(2), which returned 26.84% during the period. The Fund's Institutional Class shares distributed no dividend income or capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's six-month performance was attributable to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   The Fund focuses on undervalued companies that are expected to report a succession of positive earnings surprises. During the fourth quarter of 1999, investors largely ignored earnings and invested in stocks based upon their share-price momentum. This situation reversed itself in the first quarter of 2000, when investors once again returned to the long-term earnings potential of individual companies to guide their stock selections.
   As a result, the Fund underperformed the broader Russell 2000 Index but outpaced the Russell 2000 Value Index(2) over the reporting period. Superior stock selection among the more-attractively valued technology and health care issues drove this performance. The Fund's modest underweightings in basic materials and energy also helped. In addition, a majority of the Fund's holdings reported a positive earnings surprise. One example was PolyMedica, which rose 163% on the strength of two 15% positive earnings surprises and in tandem with the strength of the biotechnology sector.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Into the second quarter and beyond, the Federal Reserve Board (the Fed) may continue to raise interest rates. These efforts should slow the stock market's upward trend, but if the Fed is timely and corporate earnings remain strong, the markets may stay on an even footing. The S&P 500 Index's(3) operating earnings are likely to grow at a year-over-year rate of more than 15% during the second and third quarter, providing support for the stock market in spite of possible interest rate hikes. Even if the market remains volatile, the Fund should be well positioned for an environment in which companies that can deliver consistent, above-average growth are considered the most attractive investment opportunities.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for Institutional Class shares of the Wells Fargo Small Cap Value Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Performa Small Cap Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
30

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                           Excluding Sales Charge
                                     ----------------------------------
                                     6-Month*  1-Year   Since Inception
INSTITUTIONAL CLASS                    18.45    38.08           0.37

BENCHMARK

  RUSSELL 2000 INDEX                   26.84    37.29

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                               0.98

P/E (TRAILING 12 MO.)                               18.6X

P/B                                                 3.7X

MEDIAN MARKET CAP. ($B)                              0.8

NUMBER OF HOLDINGS                                   58

PORTFOLIO TURNOVER                                   63%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

POLYMEDICA CORPORATION                               3.42%

QUANTA SERVICES, INCORPORATED                        2.80%

LITTELFUSE, INCORPORATED                             2.47%

HOT TOPIC, INCORPORATED                              2.22%

TALBOTS, INCORPORATED                                2.22%

C&D TECHNOLOGIES, INCORPORATED                       2.15%

CABLE DESIGN TECHNOLOGIES                            2.14%

APPLIED SCIENCE & TECHNOLOGY                         2.14%

IN FOCUS SYSTEMS, INCORPORATED                       2.12%

VINTAGE PETROLEUM, INCORPORATED                      2.12%

  SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Cyclical      26%

Technology             23%

Financial              14%

Consumer Services       8%

Industrials             6%

Cash                    6%

Health Care             5%

Basic Materials         5%

Commercial Services     3%

Energy                  2%

Consumer Non-Cyclical   1%

Transportation          1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO SMALL CAP
          VALUE FUND - CLASS I   RUSSELL 2000 INDEX

10/15/97                $10,000             $10,000

10/31/97                 $9,290              $9,561

11/30/97                 $9,300              $9,499

12/31/97                 $9,210              $9,665

1/31/98                  $9,160              $9,512

2/28/98                 $10,000             $10,215

3/31/98                 $10,650             $10,636

4/30/98                 $10,760             $10,695

5/31/98                 $10,160             $10,118

6/30/98                 $10,060             $10,140

7/31/98                  $9,190              $9,318

8/31/98                  $7,420              $7,509

9/30/98                  $7,450              $8,097

10/31/98                 $7,830              $8,427

11/30/98                 $8,270              $8,868

12/31/98                 $8,700              $9,417

1/31/99                  $8,440              $9,543

2/28/99                  $7,669              $8,770

3/31/99                  $7,309              $8,907

4/30/99                  $7,799              $9,705

5/31/99                  $8,050              $9,846

6/30/99                  $8,781             $10,291

7/31/99                  $8,731             $10,009

8/31/99                  $8,350              $9,639

9/30/99                  $8,520              $9,641

10/31/99                 $8,530              $9,680

11/30/99                 $8,941             $10,258

12/31/99                 $9,622             $11,420

1/31/00                  $8,931             $11,236

2/29/00                  $9,341             $13,091

3/31/00                 $10,092             $12,228

--------------------------------------------------------------------------------

(2) The Russell 2000 Index is an unmanaged market value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Small Cap Value Fund Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional
Class shares and reflects all operating expenses.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation through investments in securities of small to medium-size companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Peregrine Capital Management

FUND MANAGERS
  Robert Mersky, CFA
  Paul von Kuster, CFA

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 39.33%(1) for the six-month period ended March 31, 2000. The Fund outperformed its benchmark, the Russell 2000 Index(2), which returned 26.84% during the period. The Fund's Institutional Class shares distributed no dividend income or capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's six-month performance was attributable to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   The six-month period began with small-cap stocks lagging under the weight of year-end tax selling by mutual funds, which finished up October 31. A dramatic rally then commenced that lasted into early March when investors began to realize that exciting stories alone were not a guarantee of a company's future profitability. "Big" and "expensive" remained key themes. A stock's performance tended to have a linear relationship with its market capitalization within the indices. As the six months drew to a close, small-cap growth stocks corrected and the market broadened out to include previously neglected areas.
   Over the period, the Fund's strongest holdings included many of its "overlooked phase" stocks, which advanced strongly due to superior results by companies such as UnitedGlobalCom, Atmel and Informix. The Fund's emerging-growth "discovery stocks" also performed well, producing excellent returns for the period. Stars in this segment included Alkermes, Abgenix and COR Therapeutics in the biotechnology area, and DII Group and Veeco in technology.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Despite recent gains and improving relative performance, the Fund's holdings remain undervalued relative to the overall market. The companies in which the Fund invests have delivered tremendous earnings growth over the past few quarters, and the managers are expecting more of the same. Yet with average long-term earnings growth forecast to be 26% and a price/earnings ratio (P/E) of just 18 (forward 12-month), the Fund's holdings appear sharply undervalued compared to the stocks in the S&P 500 Index(3), where an average long-term earnings growth of 7% is being accorded a P/E of 27. This valuation gap should continue to narrow over the coming quarters, creating further gains in relative performance for the Fund.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Institutional Class shares of the Wells Fargo Small Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to
November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.
32

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                -----------------------------------
                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS               39.33    53.34    19.09    20.20
BENCHMARK
  RUSSELL 2000 INDEX              26.84    37.29    17.24    14.44

*  Returns for periods less than one year are not annualized.

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

BETA*                                                1.40
P/E (TRAILING 12 MONTHS)                            23.0x
P/B                                                  2.7x
MEDIAN MARKET CAP. ($B)                              1.2
NUMBER OF HOLDINGS                                   124
PORTFOLIO TURNOVER                                   27%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

AUTODESK, INCORPORATED                               2.18%
GENZYME CORPORATION                                  1.80%
SYBRON INTERNATIONAL CORPORATION                     1.76%
MYLAN LABORATORIES                                   1.76%
INFORMIX CORPORATION                                 1.63%
TEVA PHARMACEUTICAL                                  1.62%
WHOLE FOODS MARKET, INCORPORATED                     1.56%
PRECISION DRILLING CORPORATION                       1.51%
ROSLYN BANCORP, INCORPORATED                         1.43%
REMEC, INCORPORATED                                  1.38%

  SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             34%

Health Care            22%

Consumer Cyclical       8%

Financial               7%

Energy                  6%

Commercial Services     4%

Basic Materials         3%

Consumer Services       3%

Industrials             3%

Telecommunications      3%

Consumer Non-Cyclical   2%

Transportation          2%

Cash                    2%

Utilities               1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO SMALL COMPANY GROWTH FUND - CLASS I  RUSSELL 2000 INDEX

3/31/90                                           $10,000             $10,000

4/30/90                                            $9,862              $9,673

5/31/90                                           $10,102             $10,358

6/30/90                                           $11,429             $10,379

7/31/90                                           $11,087              $9,922

8/31/90                                            $9,778              $8,600

9/30/90                                            $8,785              $7,839

10/31/90                                           $8,415              $7,361

11/30/90                                           $9,333              $7,922

12/31/90                                          $10,181              $8,236

1/31/91                                           $11,111              $8,981

2/28/91                                           $12,322              $9,982

3/31/91                                           $13,298             $10,685

4/30/91                                           $13,041             $10,658

5/31/91                                           $14,111             $11,167

6/30/91                                           $12,934             $10,516

7/31/91                                           $14,036             $10,885

8/31/91                                           $15,176             $11,288

9/30/91                                           $15,544             $11,376

10/31/91                                          $16,784             $11,676

11/30/91                                          $15,469             $11,135

12/31/91                                          $17,556             $12,027

1/31/92                                           $18,904             $13,002

2/29/92                                           $18,889             $13,381

3/31/92                                           $17,677             $12,929

4/30/92                                           $16,887             $12,476

5/31/92                                           $16,764             $12,642

6/30/92                                           $15,911             $12,044

7/31/92                                           $16,715             $12,463

8/31/92                                           $16,240             $12,112

9/30/92                                           $16,712             $12,392

10/31/92                                          $17,609             $12,786

11/30/92                                          $19,595             $13,764

12/31/92                                          $20,544             $14,243

1/31/93                                           $21,197             $14,724

2/28/93                                           $19,644             $14,384

3/31/93                                           $20,630             $14,850

4/30/93                                           $20,385             $14,443

5/31/93                                           $21,723             $15,082

6/30/93                                           $21,774             $15,175

7/31/93                                           $21,816             $15,385

8/31/93                                           $23,536             $16,049

9/30/93                                           $24,510             $16,502

10/31/93                                          $24,568             $16,926

11/30/93                                          $23,867             $16,369

12/31/93                                          $25,092             $16,929

1/31/94                                           $25,384             $17,461

2/28/94                                           $25,195             $17,398

3/31/94                                           $23,513             $16,479

4/30/94                                           $23,875             $16,576

5/31/94                                           $23,141             $16,391

6/30/94                                           $22,093             $15,833

7/31/94                                           $22,787             $16,093

8/31/94                                           $24,299             $16,989

9/30/94                                           $24,152             $16,933

10/31/94                                          $24,179             $16,867

11/30/94                                          $23,106             $16,186

12/31/94                                          $24,230             $16,621

1/31/95                                           $24,187             $16,412

2/28/95                                           $25,573             $17,095

3/31/95                                           $26,293             $17,389

4/30/95                                           $26,697             $17,775

5/31/95                                           $26,959             $18,080

6/30/95                                           $29,109             $19,019

7/31/95                                           $32,001             $20,114

8/31/95                                           $33,202             $20,531

9/30/95                                           $33,933             $20,898

10/31/95                                          $32,733             $19,964

11/30/95                                          $33,704             $20,802

12/31/95                                          $33,797             $21,352

1/31/96                                           $33,845             $21,328

2/29/96                                           $34,965             $21,994

3/31/96                                           $35,724             $22,442

4/30/96                                           $38,542             $23,643

5/31/96                                           $39,747             $24,574

6/30/96                                           $37,362             $23,564

7/31/96                                           $34,857             $21,507

8/31/96                                           $37,591             $22,757

9/30/96                                           $39,072             $23,647

10/31/96                                          $38,217             $23,282

11/30/96                                          $39,626             $24,242

12/31/96                                          $40,494             $24,877

1/31/97                                           $41,885             $25,374

2/28/97                                           $40,196             $24,760

3/31/97                                           $38,332             $23,592

4/30/97                                           $38,021             $23,658

5/31/97                                           $41,993             $26,288

6/30/97                                           $45,007             $27,416

7/31/97                                           $48,425             $28,691

8/31/97                                           $49,209             $29,348

9/30/97                                           $52,866             $31,496

10/31/97                                          $51,541             $30,114

11/30/97                                          $50,161             $29,918

12/31/97                                          $49,469             $30,441

1/31/98                                           $49,149             $29,960

2/28/98                                           $52,840             $32,175

3/31/98                                           $55,556             $33,500

4/30/98                                           $55,891             $33,684

5/31/98                                           $51,391             $31,869

6/30/98                                           $50,354             $31,936

7/31/98                                           $47,257             $29,349

8/31/98                                           $35,222             $23,649

9/30/98                                           $37,952             $25,501

10/31/98                                          $40,606             $26,542

11/30/98                                          $42,956             $27,932

12/31/98                                          $44,964             $29,661

1/31/99                                           $46,336             $30,056

2/28/99                                           $41,336             $27,621

3/31/99                                           $41,068             $28,052

4/30/99                                           $44,045             $30,566

5/31/99                                           $45,884             $31,012

6/30/99                                           $48,794             $32,414

7/31/99                                           $48,743             $31,526

8/31/99                                           $45,750             $30,359

9/30/99                                           $45,198             $30,365

10/31/99                                          $45,583             $30,490

11/30/99                                          $49,262             $32,310

12/31/99                                          $53,559             $35,967

1/31/00                                           $53,024             $35,388

2/29/00                                           $62,455             $41,231

3/31/00                                           $62,974             $38,514

--------------------------------------------------------------------------------
(2) The Russell 2000 Index is an unmanaged market value weighted index, which measures performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Small Company Growth Fund Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional
Class shares and reflects all operating expenses.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                VALUE
   N/A      WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                        $38,554,251
                                                             -----------

                                                              38,554,251
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.15%) (COST $28,748,260)
                                                             -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $28,748,260)*                        100.15% $38,554,251
OTHER ASSETS AND LIABILITIES, NET           (0.15)     (59,384)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $38,494,867
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $9,805,991
GROSS UNREALIZED DEPRECIATION                               0
                                                    ---------
NET UNREALIZED APPRECIATION                         $9,805,991

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                 VALUE
   N/A      WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                        $  118,350,039
   N/A      WELLS FARGO INCOME EQUITY
            PORTFOLIO                                           595,510,282
   N/A      WELLS FARGO INDEX PORTFOLIO                         588,712,809
   N/A      WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                    145,770,552
   N/A      WELLS FARGO INTERNATIONAL
            PORTFOLIO                                           190,205,633
   N/A      WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                    466,348,357
   N/A      WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                            53,712,394
   N/A      WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                            58,531,202
   N/A      WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                     54,838,065
   N/A      WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                      59,604,493

                                                              2,331,583,826
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.06%) (COST $1,386,829,531)
                                                             --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,386,829,531)*                     100.06% $2,331,583,826
OTHER ASSETS AND LIABILITIES, NET           (0.06)     (1,375,518)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,330,208,308
                                          -------  --------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $944,754,295
GROSS UNREALIZED DEPRECIATION                                 0
                                                    -----------
NET UNREALIZED APPRECIATION                         $944,754,295

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                VALUE
   N/A      WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                        $22,064,052
   N/A      WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                         23,058,213
   N/A      WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                  22,619,455
   N/A      WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                   23,284,052

                                                              91,025,772
TOTAL INVESTMENTS IN CORE PORTFOLIO
(99.54%) (COST $81,092,771)
                                                             -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $81,092,771)                          99.54% $91,025,772
OTHER ASSETS AND LIABILITIES, NET            0.46      421,642
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $91,447,414
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $9,933,001
GROSS UNREALIZED DEPRECIATION                                0
                                                    ----------
NET UNREALIZED APPRECIATION                         $9,933,001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                 VALUE
   N/A      WELLS FARGO INCOME EQUITY
            PORTFOLIO                                        $1,753,588,056

                                                              1,753,588,056
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.17%) (COST $1,393,906,558)
                                                             --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,393,906,558)*                     100.17% $1,753,588,056
OTHER ASSETS AND LIABILITIES, NET           (0.17)     (2,990,482)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,750,597,574
                                          -------  --------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $359,681,498
GROSS UNREALIZED DEPRECIATION                                 0
                                                    -----------
NET UNREALIZED APPRECIATION                         $359,681,498

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
COMMON STOCKS - 99.08%
AGRICULTURAL PRODUCTION-CROPS - 0.03%
    19,300  NABISCO GROUP HOLDINGS                           $    231,600
                                                             ------------
AMUSEMENT & RECREATION SERVICES - 0.69%
     7,600  HARRAH'S ENTERTAINMENT
            INCORPORATED+                                         141,075
   122,200  WALT DISNEY COMPANY                                 5,056,025

                                                                5,197,100
                                                             ------------
APPAREL & ACCESSORY STORES - 0.68%
    23,100  CVS CORPORATION                                       867,694
    50,300  GAP INCORPORATED                                    2,505,569
     9,600  KOHLS CORPORATION+                                    984,000
    12,700  LIMITED INCORPORATED                                  534,988
     7,900  NORDSTROM INCORPORATED                                233,050

                                                                5,125,301
                                                             ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.04%
     3,500  LIZ CLAIBORNE INCORPORATED                            160,344
     7,000  V.F. CORPORATION                                      168,438

                                                                  328,782
                                                             ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
     8,200  AUTOZONE INCORPORATED+                                227,550
     3,100  PEP BOYS-MANNY MOE & JACK                              18,405

                                                                  245,955
                                                             ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
     3,800  RYDER SYSTEMS INCORPORATED                             86,213
                                                             ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.03%
     3,500  CENTEX CORPORATION                                     83,344
     2,800  KAUFMAN & BROAD HOME
            CORPORATION                                            60,025
     2,600  PULTE CORPORATION                                      54,275

                                                                  197,644
                                                             ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.33%
   136,000  HOME DEPOT INCORPORATED                             8,772,000
    22,600  LOWE'S COMPANY INCORPORATED                         1,319,275

                                                               10,091,275
                                                             ------------
BUSINESS SERVICES - 11.42%
    20,200  3COM CORPORATION+                                   1,123,625
     7,000  ADOBE SYSTEMS INCORPORATED                            779,188
   134,800  AMERICA ONLINE INCORPORATED+                        9,065,300
     3,600  AUTODESK INCORPORATED                                 163,800
    37,200  AUTOMATIC DATA PROCESSING                           1,794,900
    14,400  BMC SOFTWARE INCORPORATED+                            711,000
    10,800  CABLETRON SYSTEMS
            INCORPORATED+                                         316,575
    41,700  CENDANT CORPORATION+                                  771,450

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
BUSINESS SERVICES (continued)
     8,500  CERIDIAN CORPORATION                             $    163,094
    10,600  CITRIX SYSTEMS                                        702,250
    32,000  COMPUTER ASSOCIATES
            INTERNATIONAL INCORPORATED                          1,894,000
     9,900  COMPUTER SCIENCES CORPORATION+                        783,338
    21,300  COMPUWARE CORPORATION+                                448,630
     7,700  ECOLAB INCORPORATED                                   282,494
    27,800  ELECTRONIC DATA SYSTEMS
            CORPORATION                                         1,784,413
     8,400  EQUIFAX INCORPORATED                                  212,100
    24,700  FIRST DATA CORPORATION                              1,092,975
    18,200  IMS HEALTH INCORPORATED                               308,263
    16,600  INTERPUBLIC GROUP COMPANIES
            INCORPORATED                                          784,350
    16,600  MCKESSON HBOC INCORPORATED                            348,600
   307,400  MICROSOFT CORPORATION+                             32,661,250
     5,700  NCR CORP+                                             228,713
    19,300  NOVELL INCORPORATED+                                  552,463
    10,500  OMNICOM GROUP                                         981,094
   166,600  ORACLE SYSTEMS CORPORATION+                        13,005,213
    16,200  PARAMETRIC TECHNOLOGY
            CORPORATION+                                          341,213
    15,900  PEOPLESOFT INCORPORATED+                              318,000
     1,600  SHARED MEDICAL SYSTEM
            CORPORATION                                            83,000
    93,200  SUN MICROSYSTEMS INCORPORATED+                      8,733,130
    18,300  UNISYS CORPORATION+                                   466,650
    10,100  UST INCORPORATED                                      157,813
    31,100  YAHOO INCORPORATED+                                 5,329,763

                                                               86,388,647
                                                             ------------
CAPITAL GOODS - 0.04%
     5,500  W W GRAINGER INCORPORATED                             298,375
                                                             ------------
CHEMICALS & ALLIED PRODUCTS - 10.02%
    90,800  ABBOTT LABORATORIES                                 3,195,025
    13,500  AIR PRODUCTS & CHEMICALS
            INCORPORATED                                          383,905
     3,300  ALBERTO-CULVER COMPANY CLASS B                         78,580
     7,800  ALLERGAN INCORPORATED                                 390,000
     6,000  ALZA CORPORATION+                                     225,375
    77,100  AMERICAN HOME PRODUCTS
            CORPORATION                                         4,134,488
    60,300  AMGEN INCORPORATED+                                 3,700,913
    14,300  AVON PRODUCTS INCORPORATED                            415,594
     8,900  BIOGEN INCORPORATED+                                  621,888
   117,200  BRISTOL-MYERS SQUIBB COMPANY                        6,768,300
    14,000  CLOROX COMPANY                                        455,000
    34,400  COLGATE-PALMOLIVE COMPANY                           1,939,300
    13,000  DOW CHEMICAL COMPANY                                1,482,000
    61,700  DUPONT (E.I.) DE NEMOURS AND
            COMPANY                                             3,262,388
     4,600  EASTMAN CHEMICAL COMPANY                              209,300
     1,800  FMC CORPORATION+                                      101,700
    63,400  GILLETTE COMPANY                                    2,389,388
     3,400  GREAT LAKES CHEMICAL
            CORPORATION                                           115,600

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     6,200  INTERNATIONAL FLAVORS &
            FRAGRANCES INCORPORATED                          $    217,388
    82,200  JOHNSON & JOHNSON                                   5,759,138
    64,400  LILLY (ELI) & COMPANY                               4,057,200
     4,000  MALLINCKRODT INCORPORATED                             115,000
   138,000  MERCK & COMPANY INCORPORATED                        8,573,250
    37,500  MONSANTO COMPANY                                    1,931,250
   228,600  PFIZER INCORPORATED                                 8,358,188
    30,600  PHARMACIA AND UPJOHN
            INCORPORATED                                        1,813,050
    10,300  PPG INDUSTRIES INCORPORATED                           538,818
     9,400  PRAXAIR INCORPORATED                                  391,275
    77,700  PROCTER & GAMBLE COMPANY                            4,370,625
    12,900  ROHM & HAAS COMPANY                                   575,663
    86,800  SCHERING-PLOUGH CORPORATION                         3,189,900
     9,800  SHERWIN WILLIAMS COMPANY                              214,988
     6,000  SIGMA ALDRICH CORPORATION                             161,250
     7,900  UNION CARBIDE CORPORATION                             460,668
    50,700  WARNER LAMBERT COMPANY                              4,943,250
     5,700  WATSON PHARMACEUTICALS
            INCORPORATED+                                         226,218

                                                               75,765,863
                                                             ------------
COMMUNICATIONS - 8.74%
    18,500  ALLTEL CORPORATION                                  1,166,655
   188,700  AMERICAN TELEPHONE & TELEGRAPH
            CORPORATION                                        10,614,375
    91,700  BELL ATLANTIC CORPORATION                           5,605,163
   111,200  BELLSOUTH CORPORATION                               5,226,400
    45,000  CBS CORPORATION+                                    2,548,125
     8,200  CENTURYTEL INCORPORATED                               304,425
    20,000  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED+                                       1,381,250
    54,700  COMCAST CORPORATION CLASS A                         2,372,613
    46,000  GLOBAL CROSSING LIMITED                             1,883,125
    57,400  GTE CORPORATION                                     4,075,400
   167,600  MCI WORLDCOM INCORPORATED+                          7,594,375
    36,100  MEDIA ONE GROUP INCORPORATED+                       2,924,100
    21,500  NEXTEL COMMUNICATIONS CLASS A+                      3,187,375
   201,500  SBC COMMUNICATIONS
            INCORPORATED                                        8,463,000
    51,500  SPRINT CORPORATION (FON GROUP)                      3,244,500
    50,900  SPRINT CORPORATION (PCS
            GROUP)+                                             3,324,405
    29,800  U.S. WEST INCORPORATED                              2,164,225

                                                               66,079,511
                                                             ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 6.54%
    23,100  AMSOUTH BANCORP                                       345,055
    67,700  BANC ONE CORPORATION                                2,327,187
   100,800  BANK OF AMERICA CORPORATION                         5,285,700
    43,500  BANK OF NEW YORK INCORPORATED                       1,807,968
    20,500  BB&T CORPORATION                                      575,283
    48,700  CHASE MANHATTAN CORPORATION                         4,246,030
   199,100  CITIGROUP INCORPORATED                             11,809,118

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
     9,200  COMERICA INCORPORATED                            $    385,250
    18,200  FIFTH THIRD BANCORP                                 1,146,600
    58,300  FIRST UNION CORPORATION                             2,171,675
    57,900  FIRSTAR CORPORATION                                 1,328,080
    54,100  FLEET BOSTON FINANCIAL
            CORPORATION                                         1,974,650
     9,500  GOLDEN WEST FINANCIAL                                 296,280
    13,500  HUNTINGTON BANCSHARES
            INCORPORATED                                          302,063
    10,200  JP MORGAN & COMPANY
            INCORPORATED                                        1,343,850
    26,400  KEYCORP                                               501,600
    30,000  MELLON FINANCIAL CORPORATION                          885,000
    36,400  NATIONAL CITY CORPORATION                             750,750
    13,100  NORTHERN TRUST CORPORATION                            885,068
     7,200  OLD KENT FINANCIAL CORPORATION                        232,650
    17,400  PNC BANK CORPORATION                                  784,087
    12,900  REGIONS FINANCIAL CORPORATION                         294,280
     9,900  SOUTHTRUST CORPORATION                                251,830
     9,400  STATE STREET CORPORATION                              910,625
    10,300  SUMMIT BANCORP                                        270,375
    18,900  SUNTRUST BANKS INCORPORATED                         1,091,475
    16,500  SYNOVUS FINANCIAL CORPORATION                         311,438
    44,500  U.S. BANCORPORATION                                   973,438
     8,300  UNION PLANTERS CORPORATION                            255,744
    12,000  WACHOVIA CORPORATION                                  810,750
    34,100  WASHINGTON MUTUAL INCORPORATED                        903,650
    97,500  WELLS FARGO & COMPANY**                             3,991,405

                                                               49,448,954
                                                             ------------
EATING & DRINKING PLACES - 0.47%
     7,600  DARDEN RESTAURANTS
            INCORPORATED                                          135,375
    80,000  MCDONALD'S CORPORATION                              3,005,000
     8,900  TRICON GLOBAL RESTAURANTS
            INCORPORATED+                                         276,455
     7,100  WENDY'S INTERNATIONAL
            INCORPORATED                                          143,330

                                                                3,560,160
                                                             ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.79%
    12,200  AES CORPORATION+                                      960,750
    11,200  ALLIED WASTE INDUSTRIES
            INCORPORATED+                                          73,500
     8,100  AMEREN CORPORATION                                    250,594
    11,500  AMERICAN ELECTRIC POWER
            INCORPORATED                                          342,844
     9,400  CAROLINA POWER & LIGHT COMPANY                        304,913
    12,600  CENTRAL & SOUTHWEST
            CORPORATION                                           214,988
     9,400  CINERGY CORPORATION                                   202,100
     6,800  CMS ENERGY CORPORATION                                123,250
     4,800  COLUMBIA ENERGY GROUP                                 284,400
    13,100  CONSOLIDATED EDISON
            INCORPORATED                                          379,900
     8,800  CONSTELLATION ENERGY GROUP                            280,500
    14,100  DOMINION RESOURCE INCORPORATED                        541,968
    21,600  DUKE ENERGY CORPORATION                             1,134,000

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     1,600  EASTERN ENTERPRISES                              $     95,800
    20,500  EDISON INTERNATIONAL                                  339,530
    13,500  EL PASO ENERGY CORPORATION                            545,063
    14,600  ENTERGY CORPORATION                                   294,738
    13,800  FIRST ENERGY CORPORATION                              284,625
     5,800  FLORIDA PROGRESS CORPORATION                          266,075
    10,600  FPL GROUP INCORPORATED                                488,263
     7,300  GPU INCORPORATED                                      199,838
     6,800  NEW CENTURY ENERGIES
            INCORPORATED                                          204,425
    11,100  NIAGARA MOHAWK HOLDINGS
            INCORPORATED                                          149,850
     2,800  NICOR INCORPORATED                                     92,225
     9,100  NORTHERN STATES POWER COMPANY                         180,863
     1,800  ONEOK INCORPORATED                                     45,000
    11,000  PECO ENERGY COMPANY                                   405,625
     2,100  PEOPLES ENERGY CORPORATION                             57,618
    22,700  PG&E CORPORATION                                      476,700
     5,000  PINNACLE WEST CAPITAL
            CORPORATION                                           140,938
     8,500  PP&L CORPORATION                                      177,969
    12,900  PUBLIC SERVICES ENTERPRISE
            GROUP                                                 383,775
    17,500  RELIANT ENERGY INCORPORATED                           410,155
    12,100  SEMPRA ENERGY                                         202,675
    39,800  SOUTHERN COMPANY                                      865,650
    16,300  TEXAS UTILITIES COMPANY                               483,905
    36,600  WASTE MANAGEMENT INCORPORATED                         500,963
    25,700  WILLIAMS COMPANIES
            INCORPORATED                                        1,129,194

                                                               13,515,169
                                                             ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 15.09%
     6,100  ADAPTEC INCORPORATED+                                 235,613
     8,700  ADVANCED MICRO DEVICES+                               496,444
    20,700  ANALOG DEVICES INCORPORATED+                        1,667,644
     4,800  ANDREW CORPORATION+                                   109,800
    12,700  CONEXANT SYSTEMS INCORPORATED                         901,700
     5,600  COOPER INDUSTRIES INCORPORATED                        196,000
    25,500  EMERSON ELECTRIC COMPANY                            1,348,313
   193,800  GENERAL ELECTRIC COMPANY                           30,075,337
   197,300  INTEL CORPORATION                                  26,031,268
    17,600  LSI LOGIC CORPORATION+                              1,278,200
   188,300  LUCENT TECHNOLOGIES
            INCORPORATED                                       11,439,225
     5,000  MAYTAG CORPORATION                                    165,625
    16,000  MICRON TECHNOLOGY
            INCORPORATED+                                       2,016,000
    11,600  MOLEX INCORPORATED                                    681,500
    41,900  MOTOROLA INCORPORATED                               5,965,513
    10,100  NATIONAL SEMICONDUCTOR
            CORPORATION+                                          612,313
     2,400  NATIONAL SERVICE INDUSTRIES
            INCORPORATED                                           50,550
    18,000  NETWORK APPLIANCE
            INCORPORATED+                                       1,489,500
    85,301  NORTEL NETWORKS CORPORATION                        10,747,913
    43,600  QUALCOMM INCORPORATED+                              6,510,025

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    20,000  RAYTHEON COMPANY CLASS B                         $    355,000
     9,400  SCIENTIFIC-ATLANTA
            INCORPORATED                                          596,313
    23,800  TELLABS INCORPORATED+                               1,499,027
    48,000  TEXAS INSTRUMENTS INCORPORATED                      7,680,000
     3,400  THOMAS & BETTS CORPORATION                             96,050
     4,400  WHIRLPOOL CORPORATION                                 257,950
    19,000  XILINX INCORPORATED+                                1,573,437

                                                              114,076,260
                                                             ------------
ENERGY & RELATED - 0.01%
     4,200  W.R. GRACE & COMPANY+                                  53,287
                                                             ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.32%
     9,500  DUN & BRADSTREET CORPORATION                          271,937
    26,100  HALLIBURTON COMPANY                                 1,070,100
    14,600  PAYCHEX INCORPORATED                                  764,675
     2,800  PERKIN-ELMER INCORPORATED                             186,200
     6,800  QUINTILES TRANSNATIONAL
            CORPORATION+                                          116,025

                                                                2,408,937
                                                             ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
0.27%
     1,800  BALL CORPORATION                                       62,213
     3,900  CRANE COMPANY                                          91,894
     7,600  CROWN CORK & SEAL COMPANY                             121,600
     9,700  FORTUNE BRANDS INCORPORATED                           242,500
    23,400  LOCKHEED MARTIN CORPORATION                           478,237
    26,400  MASCO CORPORATION                                     541,200
     6,600  PARKER HANNIFIN CORPORATION                           272,663
     3,500  SNAP-ON INCORPORATED                                   91,655
     5,300  STANLEY WORKS                                         139,788

                                                                2,041,750
                                                             ------------
FOOD & KINDRED PRODUCTS - 3.13%
     2,200  ADOLPH COORS COMPANY CLASS B                          105,188
    27,500  ANHEUSER-BUSCH INCORPORATED                         1,711,875
    35,900  ARCHER-DANIELS-MIDLAND COMPANY                        372,463
    16,500  BESTFOODS                                             772,405
     4,000  BROWN-FORMAN CORPORATION CLASS
            B                                                     217,750
    25,200  CAMPBELL SOUP COMPANY                                 774,900
   145,900  COCA-COLA COMPANY                                   6,848,180
    25,100  COCA-COLA ENTERPRISES
            INCORPORATED                                          541,219
    29,100  CONAGRA INCORPORATED                                  527,437
    17,800  GENERAL MILLS INCORPORATED                            644,137
    20,900  H J HEINZ COMPANY                                     728,887
     6,300  HERCULES INCORPORATED                                 101,587
     8,200  HERSHEY FOODS CORPORATION                             401,800
    23,900  KELLOGG COMPANY                                       612,437
    86,000  PEPSICO INCORPORATED                                2,972,375

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
     7,900  QUAKER OATS COMPANY                              $    478,937
    17,800  RALSTON-PURINA GROUP                                  487,275
    53,700  SARA LEE CORPORATION                                  966,600
    12,700  SEAGATE TECHNOLOGY
            INCORPORATED+                                         765,175
    25,600  SEAGRAM COMPANY LIMITED                             1,523,200
    33,800  UNILEVER NV                                         1,626,625
     6,800  WM. WRIGLEY JR COMPANY                                522,325

                                                               23,702,777
                                                             ------------
FOOD STORES - 0.24%
    25,000  ALBERTSON'S INCORPORATED                              775,000
     2,300  GREAT ATLANTIC & PACIFIC TEA
            COMPANY                                                44,850
    49,300  KROGER COMPANY+                                       865,830
     8,600  WINN-DIXIE STORES INCORPORATED                        167,163

                                                                1,852,843
                                                             ------------
FURNITURE & FIXTURES - 0.03%
    11,600  LEGGETT & PLATT INCORPORATED                          249,400
                                                             ------------
GENERAL BUSINESS & RELATED - 0.02%
     7,500  RR DONNELLEY & SONS COMPANY                           157,030
                                                             ------------
GENERAL MERCHANDISE STORES - 2.64%
     6,500  CONSOLIDATED STORES
            CORPORATION+                                           73,938
     6,200  DILLARDS INCORPORATED CLASS A                         101,913
    15,600  DOLLAR GENERAL CORPORATION                            419,250
    12,400  FEDERATED DEPARTMENT STORES
            INCORPORATED+                                         517,700
     4,200  HARCOURT GENERAL INCORPORATED                         156,450
    15,400  J C PENNEY COMPANY
            INCORPORATED                                          229,075
    28,800  K-MART CORPORATION+                                   279,000
    19,600  MAY DEPARTMENT STORES COMPANY+                        558,600
    22,300  SEARS ROEBUCK & COMPANY                               688,513
    25,900  TARGET CORPORATION                                  1,936,025
    18,300  TJX COMPANIES INCORPORATED                            406,030
   263,000  WAL-MART STORES INCORPORATED                       14,596,500

                                                               19,962,994
                                                             ------------
HEALTH SERVICES - 0.19%
    33,300  COLUMBIA HCA HEALTHCARE
            CORPORATION                                           842,905
    22,800  HEALTHSOUTH CORPORATION+                              126,825
     6,100  MANOR CARE INCORPORATED                                82,350
    18,400  TENET HEALTHCARE CORPORATION+                         423,200

                                                                1,475,280
                                                             ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.02%
     4,500  FLUOR CORPORATION                                     139,500
     3,500  MCDERMOTT INTERNATIONAL
            INCORPORATED                                           32,155

                                                                  171,655
                                                             ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.31%
    12,100  BEST BUY COMPANY INCORPORATED+                   $  1,040,600
    12,000  CIRCUIT CITY STORES
            INCORPORATED                                          730,500
    11,400  TANDY CORPORATION                                     578,550

                                                                2,349,650
                                                             ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
    21,800  HILTON HOTELS CORPORATION                             168,950
    14,700  MARRIOTT INTERNATIONAL                                463,050
    11,400  MIRAGE RESORTS INCORPORATED+                          220,875

                                                                  852,875
                                                             ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.12%
     9,500  APPLE COMPUTER INCORPORATED+                        1,290,218
    45,200  APPLIED MATERIALS
            INCORPORATED+                                       4,260,100
    19,400  BAKER HUGHES INCORPORATED                             586,850
     5,100  BLACK & DECKER CORPORATION                            191,568
     1,400  BRIGGS & STRATTON CORPORATION                          57,575
     5,400  BRUNSWICK CORPORATION                                 102,263
    21,000  CATERPILLAR INCORPORATED                              828,188
   404,200  CISCO SYSTEMS INCORPORATED+                        31,249,713
   100,000  COMPAQ COMPUTER CORPORATION                         2,662,500
     4,500  COMVERSE TECHNOLOGY
            INCORPORATED+                                         850,500
     2,400  CUMMINS ENGINE COMPANY
            INCORPORATED                                           90,150
    13,800  DEERE & COMPANY                                       524,400
   151,500  DELL COMPUTER CORPORATION+                          8,171,530
    12,000  DOVER CORPORATION                                     574,500
    60,100  EMC CORPORATION+                                    7,512,500
    18,700  GATEWAY INCORPORATED                                  991,100
    59,400  HEWLETT PACKARD COMPANY                             7,874,213
     9,700  INGERSOLL-RAND COMPANY                                429,225
   106,500  INTERNATIONAL BUSINESS
            MACHINES CORPORATION                               12,567,000
     7,500  LEXMARK INTERNATIONAL GROUP
            INCORPORATED CLASS A+                                 793,125
     2,200  MILACRON INCORPORATED                                  31,763
     7,300  PALL CORPORATION                                      163,794
    15,700  PITNEY BOWES INCORPORATED                             701,594
    10,900  SILICON GRAPHICS INCORPORATED+                        115,130
    34,600  SOLECTRON CORPORATION+                              1,386,163
     3,700  TIMKEN COMPANY                                         60,125

                                                               84,065,787
                                                             ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.34%
    15,200  AON CORPORATION                                       490,200
     9,900  HUMANA INCORPORATED+                                   72,394
    15,800  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                        1,742,938
     6,200  MGIC INVESTMENT CORPORATION                           270,475

                                                                2,576,007
                                                             ------------

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
INSURANCE CARRIERS - 2.56%
     8,400  AETNA INCORPORATED                               $    467,775
    15,700  AFLAC INCORPORATED                                    715,330
    47,600  ALLSTATE CORPORATION                                1,133,475
    14,600  AMERICAN GENERAL CORPORATION                          819,425
    91,400  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                       10,008,300
    10,400  CHUBB CORPORATION                                     702,650
    10,000  CIGNA CORPORATION                                     757,500
     9,700  CINCINNATI FINANCIAL
            CORPORATION                                           364,963
    13,100  HARTFORD FINANCIAL SERVICES
            GROUP                                                 691,025
     6,200  JEFFERSON PILOT CORPORATION                           412,688
    11,500  LINCOLN NATIONAL CORPORATION                          385,250
     6,300  LOEWS CORPORATION                                     315,000
     5,900  MBIA INCORPORATED                                     307,168
     4,300  PROGRESSIVE CORPORATION                               327,068
     7,700  SAFECO CORPORATION                                    204,530
    13,400  ST. PAUL COMPANIES
            INCORPORATED                                          457,275
     7,800  TORCHMARK CORPORATION                                 180,375
    10,000  UNITED HEALTHCARE CORPORATION                         596,250
    14,200  UNUMPROVIDENT CORPORATION                             241,400
     3,800  WELLPOINT HEALTH NETWORKS                             265,525

                                                               19,352,972
                                                             ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
     6,300  LOUISIANA-PACIFIC CORPORATION                          87,413
                                                             ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.16%
     3,400  BAUSCH & LOMB INCORPORATED                            177,438
    17,200  BAXTER INTERNATIONAL
            INCORPORATED                                        1,078,225
    14,900  BECTON DICKINSON & COMPANY                            392,055
     6,700  BIOMET INCORPORATED+                                  243,713
    24,500  BOSTON SCIENTIFIC CORPORATION+                        522,156
     3,000  C R BARD INCORPORATED                                 116,063
     8,400  DANAHER CORPORATION                                   428,400
    18,600  EASTMAN KODAK COMPANY                               1,010,213
     4,300  EATON CORPORATION                                     335,400
    18,200  GUIDANT CORPORATION+                                1,070,388
    46,800  HONEYWELL INTERNATIONAL
            INCORPORATED                                        2,465,775
     5,000  JOHNSON CONTROLS INCORPORATED                         280,313
    10,800  KLA-TENCOR CORPORATION+                               909,900
    70,500  MEDTRONIC INCORPORATED                              3,626,344
     2,700  MILLIPORE CORPORATION                                 152,381
    12,200  PE BIOSYSTEMS GROUP                                 1,177,300
     2,600  POLAROID CORPORATION                                   61,750
     5,000  ST. JUDE MEDICAL INCORPORATED+                        129,063
     2,800  TEKTRONIX INCORPORATED                                156,800
    10,100  TERADYNE INCORPORATED+                                830,725
     9,300  THERMO ELECTRON CORPORATION+                          189,488

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
    39,200  XEROX CORPORATION                                $  1,019,200

                                                               16,373,090
                                                             ------------
METAL MINING - 0.13%
     1,034  ARCH COAL INCORPORATED                                  7,235
    23,300  BARRICK GOLD CORPORATION                              365,519
     9,700  FREEPORT MCMORAN COPPER & GOLD
            INCORPORATED CLASS B                                  117,006
    15,400  HOMESTAKE MINING COMPANY                               92,400
     9,900  NEWMONT MINING CORPORATION                            222,131
    19,200  PLACER DOME INCORPORATED                              156,000

                                                                  960,291
                                                             ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
     5,900  VULCAN MATERIALS COMPANY                              270,294
                                                             ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.73%
    11,400  HASBRO INCORPORATED                                   188,100
     2,000  JOSTENS INCORPORATED                                   48,750
    24,900  MATTEL INCORPORATED                                   259,894
       500  NACCO INDUSTRIES INCORPORATED
            CLASS A                                                23,969
    99,900  TYCO INTERNATIONAL LIMITED                          4,982,513

                                                                5,503,226
                                                             ------------
MISCELLANEOUS RETAIL - 0.58%
     8,300  BED BATH & BEYOND
            INCORPORATED+                                         326,813
    26,300  COSTCO WHOLESALE CORPORATION                        1,382,394
     2,300  LONGS DRUG STORES CORPORATION                          52,325
    19,400  OFFICE DEPOT INCORPORATED+                            224,313
    15,300  RITE AID CORPORATION                                   84,150
    27,700  STAPLES INCORPORATED+                                 554,000
    14,200  TOYS 'R' US INCORPORATED+                             210,338
    59,400  WALGREEN'S COMPANY                                  1,529,550

                                                                4,363,883
                                                             ------------
MOTION PICTURES - 1.07%
    76,000  TIME WARNER INCORPORATED                            7,600,000
    12,800  UNICOM CORPORATION                                    467,200

                                                                8,067,200
                                                             ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.89%
    26,400  AMERICAN EXPRESS CORPORATION                        3,931,950
    43,000  ASSOCIATES FIRST CAPITAL
            CORPORATION                                           921,813
    11,600  CAPITAL ONE FINANCIAL
            CORPORATION                                           556,075
    19,300  CONSECO INCORPORATED                                  220,744
     6,700  COUNTRYWIDE CREDIT INDUSTRIES
            INCORPORATED                                          182,575
    41,100  FEDERAL HOME LOAN MORTGAGE
            CORPORATION                                         1,816,106
    60,500  FEDERAL NATIONAL MORTGAGE
            ASSOCIATION                                         3,414,469
    27,800  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                        1,037,288

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
    47,400  MBNA CORPORATION                                 $  1,208,700
     8,400  PROVIDIAN FINANCIAL
            CORPORATION                                           727,650
     9,400  SLM HOLDING CORPORATION                               313,138

                                                               14,330,508
                                                             ------------
OIL & GAS EXTRACTION - 1.15%
     7,500  ANADARKO PETROLEUM CORPORATION                        290,156
     6,700  APACHE CORPORATION                                    333,325
    12,800  BURLINGTON RESOURCES
            INCORPORATED                                          473,600
    42,300  ENRON CORPORATION                                   3,167,213
    21,700  OCCIDENTAL PETROLEUM
            CORPORATION                                           450,275
     5,500  ROWAN COMPANIES INCORPORATED+                         161,906
    32,500  SCHLUMBERGER LIMITED                                2,486,250
    12,300  TRANSOCEAN SEDCO FOREX
            INCORPORATED                                          631,144
    14,900  UNION PACIFIC RESOURCES GROUP
            INCORPORATED                                          216,050
    18,400  USX - MARATHON GROUP                                  479,550

                                                                8,689,469
                                                             ------------
PAPER & ALLIED PRODUCTS - 1.11%
     6,700  AVERY DENNISON CORPORATION                            409,119
     3,100  BEMIS COMPANY INCORPORATED                            114,313
     3,400  BOISE CASCADE CORPORATION                             118,150
     5,700  CHAMPION INTERNATIONAL
            CORPORATION                                           303,525
    12,800  FORT JAMES CORPORATION                                281,600
    10,100  GEORGIA-PACIFIC CORPORATION                           399,581
     8,900  IKON OFFICE SOLUTIONS                                  55,069
    24,500  INTERNATIONAL PAPER COMPANY                         1,047,375
    32,800  KIMBERLY-CLARK CORPORATION                          1,836,800
     6,100  MEAD CORPORATION                                      213,119
    23,600  MINNESOTA MINING &
            MANUFACTURING COMPANY                               2,090,075
    10,100  PACTIV CORPORATION                                     88,375
     3,300  TEMPLE-INLAND INCORPORATED                            164,381
     5,900  WESTVACO CORPORATION                                  196,913
    13,900  WEYERHAEUSER COMPANY                                  792,300
     6,600  WILLAMETTE INDUSTRIES
            INCORPORATED                                          264,825

                                                                8,375,520
                                                             ------------
PERSONAL SERVICES - 0.03%
     5,800  H&R BLOCK INCORPORATED                                259,550
                                                             ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.49%
     5,400  AMERADA HESS CORPORATION                              348,975
     4,200  ASHLAND INCORPORATED                                  140,438
    19,100  ATLANTIC RICHFIELD CORPORATION                      1,623,500
    38,800  CHEVRON CORPORATION                                 3,586,575
    12,600  COASTAL CORPORATION                                   579,600
    37,000  CONOCO INCORPORATED CLASS B                           948,125
   204,000  EXXON MOBIL CORPORATION                            15,873,750

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     5,600  KERR MCGEE CORPORATION                           $    323,400
    15,000  PHILLIPS PETROLEUM COMPANY                            693,750
   126,600  ROYAL DUTCH PETROLEUM COMPANY
            ADR                                                 7,287,413
     5,300  SUNOCO INCORPORATED                                   145,088
    32,700  TEXACO INCORPORATED                                 1,753,538
     8,500  TOSCO CORPORATION                                     258,719
    14,300  UNOCAL CORPORATION                                    425,425

                                                               33,988,296
                                                             ------------
PRIMARY METAL INDUSTRIES - 0.43%
    12,900  ALCAN ALUMINUM LIMITED                                436,988
    21,700  ALCOA INCORPORATED                                  1,524,425
     7,700  BETHLEHEM STEEL CORPORATION+                           46,200
     7,400  ENGELHARD CORPORATION                                 111,925
    11,300  INCO LIMITED                                          206,931
     5,200  NUCOR CORPORATION                                     260,000
     4,800  PHELPS DODGE CORPORATION                              228,000
     3,700  REYNOLDS METALS COMPANY                               247,438
     5,200  USX - US STEEL GROUP                                  130,000
     5,300  WORTHINGTON INDUSTRIES
            INCORPORATED                                           65,588

                                                                3,257,495
                                                             ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.80%
     3,800  AMERICAN GREETINGS CORPORATION
            CLASS A                                                69,350
     4,300  DELUXE CORPORATION                                    113,950
     5,300  DOW JONES & COMPANY
            INCORPORATED                                          380,606
    16,500  GANNETT COMPANY INCORPORATED                        1,161,188
     5,000  KNIGHT-RIDDER INCORPORATED                            254,688
    11,600  MCGRAW-HILL INCORPORATED                              527,800
     3,000  MEREDITH CORPORATION                                   83,063
    10,100  NEW YORK TIMES COMPANY CLASS
            A+                                                    433,669
     3,500  TIMES MIRROR COMPANY CLASS A+                         325,281
    14,000  TRIBUNE COMPANY                                       511,875
    41,200  VIACOM INCORPORATED CLASS B+                        2,173,300

                                                                6,034,770
                                                             ------------
RAILROAD TRANSPORTATION - 0.31%
    27,000  BURLINGTON NORTHERN SANTA FE                          597,375
    12,900  CSX CORPORATION                                       303,150
     6,500  KANSAS CITY SOUTHERN
            INDUSTRIES INCORPORATED                               558,594
    22,600  NORFOLK SOUTHERN CORPORATION                          324,875
    14,700  UNION PACIFIC CORPORATION                             575,138

                                                                2,359,132
                                                             ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.36%
     2,400  ARMSTRONG WORLD INDUSTRIES
            INCORPORATED                                           42,900
     4,500  COOPER TIRE & RUBBER COMPANY                           56,531
     9,200  GOODYEAR TIRE & RUBBER COMPANY                        214,475

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
    17,700  ILLINOIS TOOL WORKS
            INCORPORATED                                     $    977,925
    16,700  NEWELL RUBBERMAID INCORPORATED                        414,369
    16,300  NIKE INCORPORATED CLASS B                             645,888
     3,300  REEBOK INTERNATIONAL LIMITED+                          30,525
     4,900  SEALED AIR CORPORATION+                               266,131
     3,400  TUPPERWARE CORPORATION                                 53,763

                                                                2,702,507
                                                             ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.68%
     6,700  BEAR STEARNS & COMPANY
            INCORPORATED                                          305,688
    48,400  CHARLES SCHWAB CORPORATION                          2,749,725
    14,700  FRANKLIN RESOURCES
            INCORPORATED                                          491,531
     7,100  LEHMAN BROTHERS HOLDINGS                              688,700
    21,900  MERRILL LYNCH & COMPANY
            INCORPORATED                                        2,299,500
    67,300  MORGAN STANLEY DEAN WITTER &
            COMPANY                                             5,489,156
     8,400  PAINEWEBBER GROUP INCORPORATED                        369,600
     7,100  T. ROWE PRICE & ASSOCIATES                            280,450

                                                               12,674,350
                                                             ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.45%
    16,301  CORNING INCORPORATED                                3,162,307
     3,200  OWENS CORNING FIBERGLASS
            CORPORATION                                            62,000
     8,900  OWENS-ILLINOIS INCORPORATED+                          150,188

                                                                3,374,495
                                                             ------------
TECHNOLOGY - 0.01%
     5,500  ALLEGHENY TECHNOLOGIES
            INCORPORATED                                          110,344
                                                             ------------
TELECOMMUNICATIONS - 0.13%
    17,700  ADC TELECOMMUNICATION+                                953,588
                                                             ------------
TEXTILE MILL PRODUCTS - 0.01%
     2,000  RUSSELL CORPORATION                                    28,625
     1,100  SPRINGS INDUSTRIES
            INCORPORATED CLASS A                                   41,800

                                                                   70,425
                                                             ------------
TOBACCO PRODUCTS - 0.39%
   139,700  PHILIP MORRIS COMPANIES
            INCORPORATED                                        2,951,163
                                                             ------------
TRANSPORTATION BY AIR - 0.28%
     8,700  AMR CORPORATION+                                      277,313
     7,600  DELTA AIR LINES INCORPORATED                          404,700
    17,100  FEDEX CORPORATION                                     666,900
    29,800  SOUTHWEST AIRLINES COMPANY                            620,213
     4,200  US AIR GROUP INCORPORATED+                            116,813

                                                                2,085,939
                                                             ------------
TRANSPORTATION EQUIPMENT - 1.93%
     6,500  B.F. GOODRICH COMPANY                                 186,469
    51,300  BOEING COMPANY                                      1,946,194

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                       VALUE
TRANSPORTATION EQUIPMENT (continued)
     9,700  DANA CORPORATION                                 $    273,419
    33,400  DELPHI AUTOMOTIVE SYSTEMS
            CORPORATION+                                          534,400
    71,300  FORD MOTOR COMPANY                                  3,275,344
    11,900  GENERAL DYNAMICS CORPORATION                          592,025
    37,800  GENERAL MOTORS CORPORATION                          3,130,313
     8,900  HARLEY- DAVIDSON INCORPORATED                         706,438
     5,200  ITT INDUSTRIES INCORPORATED                           161,525
     3,700  NAVISTAR INTERNATIONAL+                               148,463
     4,100  NORTHROP GRUMMAN CORPORATION+                         217,044
     4,600  PACCAR INCORPORATED                                   230,000
    11,200  ROCKWELL INTERNATIONAL
            CORPORATION                                           468,300
     8,800  TEXTRON INCORPORATED                                  535,700
     7,200  TRW INCORPORATED                                      421,200
    28,100  UNITED TECHNOLOGIES
            CORPORATION                                         1,775,569

                                                               14,602,403
                                                             ------------
TRANSPORTATION SERVICES - 0.04%
     7,600  SABRE GROUP HOLDINGS
            INCORPORATED                                          280,725
                                                             ------------
TRANSPORTATION/SERVICES/MISCELLANEOUS - 0.03%
     4,100  YOUNG & RUBICAM INCORPORATED+                         192,700
                                                             ------------
UTILITIES - 0.03%
     8,600  DETROIT ENERGY COMPANY                                249,400
                                                             ------------
WATER TRANSPORTATION - 0.12%
    36,400  CARNIVAL CORPORATION CLASS A                          903,175
                                                             ------------
WHOLESALE TRADE-DURABLE GOODS - 0.04%
    10,500  GENUINE PARTS COMPANY                                 250,688
     1,700  POTLATCH CORPORATION                                   73,100

                                                                  323,788
                                                             ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.39%
    16,600  CARDINAL HEALTH INCORPORATED                          761,525
    30,000  SAFEWAY INCORPORATED+                               1,357,500
     8,200  SUPERVALU INCORPORATED                                155,288
    19,500  SYSCO CORPORATION                                     695,906

                                                                2,970,219
                                                             ------------

                                                              749,275,411
TOTAL COMMON STOCKS (COST $252,978,088)
                                                             ------------

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 0.83%
CERTIFICATES OF DEPOSITS - 0.71%
$5,320,314  GOLDMAN SACHS                        6.35%       04/03/00     $  5,320,314
U.S. TREASURY BILLS - 0.12%
   970,000  U.S. TREASURY BILLS                  6.20{::}    02/01/01          921,267

                                                                             6,241,581
TOTAL SHORT-TERM INSTRUMENTS (COST
$6,242,314)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $259,220,402)* (NOTES 1 AND 3)        99.91% $755,516,992
OTHER ASSETS AND LIABILITIES, NET            0.09       695,929
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $756,212,921
                                          -------  ------------

 **  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,032,637.
  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $516,225,164
GROSS UNREALIZED DEPRECIATION                       (19,928,574)
                                                    -----------
NET UNREALIZED APPRECIATION                         $496,296,590

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                VALUE
COMMON STOCKS - 99.05%
AMUSEMENT & RECREATION SERVICES - 1.13%
    46,500  WALT DISNEY COMPANY                       $  1,923,938
                                                      ------------
BUSINESS SERVICES - 2.30%
    38,350  COMPUTER ASSOCIATES INTERNATIONAL
            INCORPORATED                                 2,269,840
    63,950  UNISYS CORPORATION+                          1,630,725

                                                         3,900,565
                                                      ------------
CHEMICALS & ALLIED PRODUCTS - 2.65%
    20,800  American Home Products Corporation           1,115,400
    36,550  CLOROX COMPANY                               1,187,875
     7,950  DOW CHEMICAL COMPANY                           906,300
    32,450  WATSON PHARMACEUTICALS INCORPORATED+         1,287,859

                                                         4,497,434
                                                      ------------
COMMUNICATIONS - 9.35%
    39,600  BELLSOUTH CORPORATION                        1,861,200
    70,700  GTE CORPORATION                              5,019,700
    43,450  MCI WORLDCOM INCORPORATED+                   1,968,828
    66,700  MEDIA ONE GROUP INCORPORATED+                5,402,700
    38,387  SBC COMMUNICATIONS INCORPORATED              1,612,254

                                                        15,864,682
                                                      ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 13.49%
    26,500  BANK OF AMERICA CORPORATION                  1,389,594
    43,500  BANK OF NEW YORK INCORPORATED                1,807,969
    56,680  CHASE MANHATTAN CORPORATION                  4,941,788
   179,775  CITIGROUP INCORPORATED                      10,662,905
    27,700  FIFTH THIRD BANCORP                          1,745,100
    79,100  MELLON FINANCIAL CORPORATION                 2,333,450

                                                        22,880,806
                                                      ------------
ELECTRIC, GAS & SANITARY SERVICES - 5.42%
    80,550  MONTANA POWER COMPANY                        5,155,200
    91,950  WILLIAMS COMPANIES INCORPORATED              4,040,053

                                                         9,195,253
                                                      ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 6.99%
    73,925  AMERICAN POWER CONVERSION+                   3,169,534
    24,400  GENERAL ELECTRIC COMPANY                     3,786,575
    10,600  MOTOROLA INCORPORATED                        1,509,175
    19,822  PHILIPS ELECTRONICS NV ADR                   3,395,756

                                                        11,861,040
                                                      ------------
FOOD & KINDRED PRODUCTS - 4.79%
    32,150  ANHEUSER-BUSCH INCORPORATED                  2,001,338
    36,400  BESTFOODS                                    1,703,975
    77,950  PEPSICO INCORPORATED                         2,694,147

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                VALUE
FOOD & KINDRED PRODUCTS (continued)
    63,250  RALSTON-PURINA GROUP                      $  1,731,469

                                                         8,130,929
                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.15%
    18,675  APPLE COMPUTER INCORPORATED+                 2,536,298
    12,800  HEWLETT PACKARD COMPANY                      1,696,800
    67,975  INTERNATIONAL BUSINESS MACHINES
            CORPORATION                                  8,021,050
    35,050  PITNEY BOWES INCORPORATED                    1,566,297

                                                        13,820,445
                                                      ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.47%
     7,200  MARSH & MCLENNAN COMPANIES INCORPORATED        794,250
                                                      ------------
INSURANCE CARRIERS - 6.00%
    51,968  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                 5,690,495
    45,450  AXA FINANCIAL INCORPORATED                   1,630,519
    22,000  CHUBB CORPORATION                            1,486,375
    26,000  HARTFORD FINANCIAL SERVICES GROUP            1,371,500

                                                        10,178,889
                                                      ------------
MANUFACTURING PROCESSING - 0.96%
    43,700  TEVA PHARMACEUTICAL ADR                      1,630,555
                                                      ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 2.76%
    25,900  EATON CORPORATION                            2,020,200
    47,425  JOHNSON CONTROLS INCORPORATED                2,658,764

                                                         4,678,964
                                                      ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.29%
    43,700  TYCO INTERNATIONAL LIMITED                   2,179,538
                                                      ------------
MISCELLANEOUS RETAIL - 3.58%
   115,400  COSTCO WHOLESALE CORPORATION                 6,065,713
                                                      ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.17%
    33,300  FEDERAL HOME LOAN MORTGAGE CORPORATION       1,471,444
    36,900  FEDERAL NATIONAL MORTGAGE ASSOCIATION        2,082,544
    49,000  HOUSEHOLD INTERNATIONAL INCORPORATED         1,828,313

                                                         5,382,301
                                                      ------------
OIL & GAS EXTRACTION - 4.44%
    50,000  ANADARKO PETROLEUM CORPORATION               1,934,375
    37,200  ENRON CORPORATION                            2,785,350
    54,750  TRANSOCEAN SEDCO FOREX INCORPORATED          2,809,359

                                                         7,529,084
                                                      ------------
PAPER & ALLIED PRODUCTS - 3.48%
    58,950  BOWATER INCORPORATED                         3,146,456
    19,600  KIMBERLY-CLARK CORPORATION                   1,097,600

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                VALUE
PAPER & ALLIED PRODUCTS (continued)
    18,750  MINNESOTA MINING & MANUFACTURING COMPANY  $  1,660,547

                                                         5,904,603
                                                      ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.57%
    36,000  CHEVRON CORPORATION                          3,327,750
    15,075  COASTAL CORPORATION                            693,450
   113,426  EXXON MOBIL CORPORATION                      8,825,960

                                                        12,847,160
                                                      ------------
PRIMARY METAL INDUSTRIES - 1.59%
    25,950  ALCOA INCORPORATED                           1,822,988
    17,300  NUCOR CORPORATION                              865,000

                                                         2,687,988
                                                      ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -
4.24%
     9,150  MERRILL LYNCH & COMPANY INCORPORATED           960,750
    76,450  MORGAN STANLEY DEAN WITTER & COMPANY         6,235,453

                                                         7,196,203
                                                      ------------
TRANSPORTATION EQUIPMENT - 5.23%
    28,600  GENERAL DYNAMICS CORPORATION                 1,422,850
    43,600  GENERAL MOTORS CORPORATION                   3,610,625
    41,600  TRW INCORPORATED                             2,433,600
    22,350  UNITED TECHNOLOGIES CORPORATION              1,412,241

                                                         8,879,316
                                                      ------------

                                                       168,029,656
TOTAL COMMON STOCKS (COST $122,008,970)
                                                      ------------

PRINCIPAL                                  INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 0.16%
REPURCHASE AGREEMENTS - 0.16%
$273,000   GOLDMAN SACHS POOLED
           REPURCHASE AGREEMENT - 102%
           COLLATERALIZED BY
           U.S. GOVERNMENT SECURITIES
           (COST $273,000)                      6.07%         04/03/00        273,000
                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $122,281,970)* (NOTES 1 AND 3)        99.21% $168,302,656
OTHER ASSETS AND LIABILITIES, NET            0.79     1,333,825
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $169,636,481
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $49,164,685
GROSS UNREALIZED DEPRECIATION                       (3,143,999)
                                                    ----------
NET UNREALIZED APPRECIATION                         $46,020,686

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
COMMON STOCK - 96.18%
APPAREL & ACCESSORY STORES - 0.63%
  29,600  KOHL'S CORPORATION +                      $  3,034,000
                                                    ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
DEALERS - 2.14%
 121,000  HOME DEPOT INCORPORATED                      7,804,500
  43,900  LOWE'S COMPANIES INCORPORATED                2,562,663

                                                      10,367,163
                                                    ------------
BUSINESS SERVICES - 10.52%
   8,758  AMERICA ONLINE INCORPORATED +                  588,976
  16,500  CITRIX SYSTEMS INCORPORATED +                1,093,125
  33,300  COMPUTER ASSOCIATES INTERNATIONAL
          INCORPORATED                                 1,970,944
  67,500  INTERPUBLIC GROUP OF COMPANIES
          INCORPORATED                                 3,189,375
 199,169  MICROSOFT CORPORATION +                     21,161,706
 106,500  ORACLE CORPORATION +                         8,313,656
  56,304  SUN MICROSYSTEMS INCORPORATED +              5,275,859
  58,575  VERITAS SOFTWARE CORPORATION +               7,673,325
   9,900  YAHOO! INCORPORATED +                        1,696,613

                                                      50,963,579
                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 7.91%
  59,127  ABBOTT LABORATORIES                          2,080,530
  52,024  AMGEN INCORPORATED +                         3,192,973
   9,400  BIOGEN INCORPORATED +                          656,825
  82,531  BRISTOL-MYERS SQUIBB COMPANY                 4,766,165
  60,400  CLOROX COMPANY                               1,963,000
 104,500  COLGATE-PALMOLIVE COMPANY                    5,891,188
  34,812  E.I. DU PONT DE NEMOURS & COMPANY            1,840,685
  34,711  ELI LILLY & COMPANY                          2,186,793
 110,576  GILLETTE COMPANY                             4,167,333
  66,652  MERCK & COMPANY INCORPORATED                 4,140,756
  95,501  PFIZER INCORPORATED                          3,491,755
  38,744  PROCTER & GAMBLE COMPANY                     2,179,350
  48,725  SCHERING-PLOUGH CORPORATION                  1,790,644

                                                      38,347,997
                                                    ------------
COMMUNICATIONS - 9.33%
 109,121  AT&T CORPORATION                             6,138,056
  80,152  BELL ATLANTIC CORPORATION                    4,899,291
  32,900  CBS CORPORATION +                            1,862,963
  51,200  CHARTER COMMUNICATIONS INCORPORATED +          733,599
  58,200  CLEAR CHANNEL COMMUNICATIONS
          INCORPORATED +                               4,019,438
 140,400  FOX ENTERTAINMENT GROUP INCORPORATED +       4,203,225
 101,846  GTE CORPORATION                              7,231,066
  62,512  MCI WORLDCOM INCORPORATED +                  2,832,575
  21,500  NEXTEL COMMUNICATIONS INCORPORATED +         3,187,375
   8,500  NEXTLINK COMMUNICATIONS INCORPORATED +       1,051,343
 143,204  SBC COMMUNICATIONS INCORPORATED              6,014,568

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
COMMUNICATIONS (continued)
  48,287  SPRINT CORPORATION (FON GROUP)            $  3,042,081

                                                      45,215,580
                                                    ------------
DEPOSITORY INSTITUTIONS - 5.96%
  47,500  BANK OF AMERICA CORPORATION                  2,490,781
 122,834  CHASE MANHATTAN CORPORATION                 10,709,589
 210,599  CITIGROUP INCORPORATED                      12,491,154
  25,964  MELLON FINANCIAL CORPORATION                   765,938
  25,150  STATE STREET CORPORATION                     2,436,406

                                                      28,893,868
                                                    ------------
EATING & DRINKING PLACES - 0.53%
  67,864  MCDONALD'S CORPORATION                       2,549,142
                                                    ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.95%
  92,800  AES CORPORATION +                            7,308,000
  48,830  WILLIAMS COMPANIES INCORPORATED              2,145,468

                                                       9,453,468
                                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 14.08%
  14,900  CELESTICA INCORPORATED +                       790,631
 111,242  GENERAL ELECTRIC COMPANY                    17,263,368
 123,016  INTEL CORPORATION                           16,230,424
 112,195  LUCENT TECHNOLOGIES INCORPORATED             6,815,846
  19,800  NETWORK APPLIANCE INCORPORATED +             1,638,450
  92,436  NORTEL NETWORKS CORPORATION                 11,646,936
  32,100  SANMINA CORPORATION +                        2,168,756
  72,994  TEXAS INSTRUMENTS INCORPORATED              11,679,040

                                                      68,233,451
                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES - 0.43%
  51,100  HALLIBURTON COMPANY                          2,095,100
                                                    ------------
FOOD & KINDRED PRODUCTS - 2.21%
  36,900  ANHEUSER-BUSCH COMPANIES INCORPORATED        2,297,025
 121,020  COCA-COLA COMPANY                            5,680,376
  78,600  PEPSICO INCORPORATED                         2,716,613

                                                      10,694,014
                                                    ------------
GENERAL MERCHANDISE STORES - 3.96%
 126,520  TARGET CORPORATION                           9,457,370
 175,604  WAL-MART STORES INCORPORATED                 9,746,022

                                                      19,203,392
                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.26%
  48,600  APPLIED MATERIALS INCORPORATED +             4,580,550
 346,460  CISCO SYSTEMS INCORPORATED +                26,785,689
  32,322  DELL COMPUTER CORPORATION +                  1,743,368
  67,868  EMC CORPORATION +                            8,483,500
  42,638  HEWLETT-PACKARD COMPANY                      5,652,200

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT (continued)
  72,482  IBM CORPORATION                           $  8,552,876
  11,500  SYMBOL TECHNOLOGIES INCORPORATED               946,593
  42,100  UNITED TECHNOLOGIES CORPORATION              2,660,194

                                                      59,404,970
                                                    ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.44%
  19,300  MARSH & MCLENNAN COMPANIES INCORPORATED      2,129,031
                                                    ------------
INSURANCE CARRIERS - 2.75%
  23,307  AFLAC INCORPORATED                           1,061,925
  95,521  AMERICAN INTERNATIONAL GROUP
          INCORPORATED                                10,459,550
  26,000  AXA FINANCIAL INCORPORATED                     932,750
  11,400  CIGNA CORPORATION                              863,550

                                                      13,317,775
                                                    ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 3.14%
  81,569  BAXTER INTERNATIONAL INCORPORATED            5,113,357
  37,988  DANAHER CORPORATION                          1,937,388
  23,161  GUIDANT CORPORATION +                        1,362,156
  37,400  JDS UNIPHASE CORPORATION +                   4,509,038
  15,000  KLA-TENCOR CORPORATION +                     1,263,750
  19,902  MEDTRONIC INCORPORATED                       1,023,709

                                                      15,209,398
                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
  72,900  TYCO INTERNATIONAL LIMITED                   3,635,888
                                                    ------------
MISCELLANEOUS RETAIL - 0.25%
  31,400  BED BATH & BEYOND INCORPORATED +             1,236,375
                                                    ------------
MOTION PICTURES - 1.67%
  41,500  TIME WARNER INCORPORATED                     4,150,000
  95,000  WALT DISNEY COMPANY                          3,930,625

                                                       8,080,625
                                                    ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.95%
  96,250  FEDERAL NATIONAL MORTGAGE ASSOCIATION        5,432,109
 107,640  HOUSEHOLD INTERNATIONAL INCORPORATED         4,016,318

                                                       9,448,427
                                                    ------------
OIL & GAS EXTRACTION - 0.99%
  41,700  SCHLUMBERGER LIMITED                         3,190,050
  31,169  TRANSOCEAN SEDCO FOREX INCORPORATED +        1,599,359

                                                       4,789,409
                                                    ------------
PAPER & ALLIED PRODUCTS - 0.40%
  45,100  INTERNATIONAL PAPER COMPANY                  1,928,025
                                                    ------------
PENDING CLASSIFICATION - 0.22%
  19,300  KIMBERLY-CLARK CORPORATION                   1,080,800
                                                    ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                VALUE
PETROLEUM REFINING & RELATED INDUSTRIES -- 5.15%
  55,273  CHEVRON CORPORATION                       $  5,109,298
  34,600  COASTAL CORPORATION                          1,591,600
 149,451  EXXON MOBIL CORPORATION                     11,629,156
 115,216  ROYAL DUTCH PETROLEUM COMPANY NY SHARES      6,632,121

                                                      24,962,175
                                                    ------------
PRIMARY METAL INDUSTRIES - 0.79%
  54,632  ALCOA INCORPORATED                           3,837,898
                                                    ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.27%
  87,380  GANNETT COMPANY INCORPORATED                 6,149,368
                                                    ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -
1.36%
  37,832  CHARLES SCHWAB CORPORATION                   2,149,331
  23,300  MERRILL LYNCH & COMPANY INCORPORATED         2,446,500
  24,616  MORGAN STANLEY DEAN WITTER COMPANY           2,007,742

                                                       6,603,573
                                                    ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.28%
   7,000  CORNING INCORPORATED                         1,358,000
                                                    ------------
TRANSPORTATION EQUIPMENT - 1.89%
 173,687  HONEYWELL INCORPORATED                       9,151,131
                                                    ------------
WHOLESALE TRADE-DURABLE GOODS - 0.97%
  67,425  JOHNSON & JOHNSON                            4,723,964
                                                    ------------

                                                     466,097,586
TOTAL COMMON STOCK (COST $326,170,871)
                                                    ------------

PRINCIPAL                                  INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 0.07%
REPURCHASE AGREEMENTS - 0.07%
$319,000   GOLDMAN SACHS                        6.07%        04/03/00         319,000

                                                                              319,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$319,000)
                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $326,489,871)*                        96.25% $466,416,586
OTHER ASSETS AND LIABILITIES, NET            3.75    18,178,605
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $484,595,191
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $154,045,841
GROSS UNREALIZED DEPRECIATION                       (14,119,126)
                                                    -----------
NET UNREALIZED APPRECIATION                         $139,926,715

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                VALUE
   N/A      WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                 $110,618,808
   N/A      WELLS FARGO INTERNATIONAL
            PORTFOLIO                                         143,381,984
   N/A      WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                  301,932,644
   N/A      WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                          72,451,115
   N/A      WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                          77,030,423
   N/A      WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                   75,472,379
   N/A      WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                    76,492,260

                                                              857,379,613
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.19%) (COST $458,113,311)
                                                             ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $458,113,311)*                       100.19% $857,379,613
OTHER ASSETS AND LIABILITIES, NET           (0.19)   (1,608,386)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $855,771,227
                                          -------  ------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $399,266,302
GROSS UNREALIZED DEPRECIATION                                 0
                                                    -----------
NET UNREALIZED APPRECIATION                         $399,266,302

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                 VALUE
   N/A      WELLS FARGO INDEX PORTFOLIO                      $1,000,299,798
                                                             --------------

                                                              1,000,299,798
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.29%) (COST $486,136,064)
                                                             --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $486,136,064)*                       100.29% $1,000,299,798
OTHER ASSETS AND LIABILITIES, NET           (0.29)     (2,897,970)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $  997,401,828
                                          -------  --------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $514,163,734
GROSS UNREALIZED DEPRECIATION                                 0
                                                    -----------
NET UNREALIZED APPRECIATION                         $514,163,734

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                VALUE
   N/A      WELLS FARGO INTERNATIONAL
            PORTFOLIO                                        $328,707,319
                                                             ------------

                                                              328,707,319
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(97.91%) (COST $286,122,572)
                                                             ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $286,122,572)*                        97.91% $328,707,319
OTHER ASSETS AND LIABILITIES, NET            2.09     6,999,787
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $335,707,106
                                          -------  ------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $42,584,747
GROSS UNREALIZED DEPRECIATION                                0
                                                    ----------
NET UNREALIZED APPRECIATION                         $42,584,747

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                VALUE
COMMON STOCKS - 90.49%
AUSTRALIA - 2.33%
    165,000  BROKEN HILL PROPRIETARY CO LTD
             (METALS & MINING)+                               $  1,786,075
    215,000  NEWS CORP LTD (MEDIA -
             BROADCASTING & PUBLISHING)+                         3,002,733

                                                                 4,788,808
                                                              ------------
BRAZIL - 0.54%
     52,000  ARACRUZ CELULOSE SA ADR
             (FOREST PRODUCTS & PAPER)+                          1,101,750
                                                              ------------
FINLAND - 2.11%
     20,000  NOKIA CORP ADR
             (COMMUNICATIONS)+                                   4,345,000
                                                              ------------
FRANCE - 9.98%
     23,000  AXA UAP (INSURANCE)+                                3,261,365
     11,000  CANAL PLUS (MEDIA -
             BROADCASTING & PUBLISHING)+                         2,422,350
     11,000  CAP GEMINI SA (COMPUTER
             SOFTWARE & PROCESSING)+                             2,980,545
     65,000  GROUPE DANONE ADR (BEVERAGES,
             FOOD, & TOBACCO)+                                   2,876,250
     16,500  SUEZ LYONNAISE DES EAUX SA
             (INDUSTRIAL - DIVERSIFIED)+                         2,837,310
     21,000  TOTAL SA - SERIES B (OIL &
             GAS)+                                               3,146,663
     26,000  VIVENDI (INDUSTRIAL -
             DIVERSIFIED)+                                       2,999,693

                                                                20,524,176
                                                              ------------
GERMANY - 7.15%
      8,300  ALLIANZ AG (INSURANCE)+                             3,397,275
     45,000  DEUTSCHE BANK AG - REG
             (BANKING)+                                          2,981,503
     25,000  INFINEON TECHNOLOGIES AG
             (ELECTRONICS)+                                      1,365,563
     28,000  METRO AG (RETAILERS)+                               1,109,878
     37,000  SGL CARBON AG (CHEMICALS)+                          2,798,628
     13,000  SIEMENS AG (INDUSTRIAL -
             DIVERSIFIED)+                                       1,866,905
     23,000  VEBA AG (INDUSTRIAL -
             DIVERSIFIED)+                                       1,172,639

                                                                14,692,391
                                                              ------------
GREAT BRITAIN - 13.93%
    262,000  AMVESCAP PLC (FINANCIAL
             SERVICES)+                                          3,557,410
     24,000  ARM HOLDINGS PLC ADR
             (ELECTRONICS)+                                      4,266,000
    192,000  BP AMOCO PLC (OIL & GAS)+                           1,753,766
    130,000  BRITISH TELECOMMUNICATIONS PLC
             (COMMUNICATIONS)+                                   2,432,872
    150,200  HSBC HOLDINGS PLC (FINANCIAL
             SERVICES)+                                          1,755,357
    450,000  INVENSYS PLC (COMMERCIAL
             SERVICES)+                                          1,996,065
     37,000  NDS GROUP PLC (MEDIA -
             BROADCASTING & PUBLISHING)+                         2,608,500
    170,000  ROYAL BANK OF SCOTLAND GROUP
             PLC (BANKING)+                                      2,499,119
     29,000  SMITHKLINE BEECHAM PLC ADR
             (PHARMACEUTICALS)+                                  1,915,813
    330,000  TELEWEST COMMUNICATIONS PLC
             (MEDIA - BROADCASTING &
             PUBLISHING)+                                        2,530,737
    600,000  VODAFONE GROUP PLC ADR
             (COMMUNICATIONS)+                                   3,330,360

                                                                28,645,999
                                                              ------------
HONG KONG - 2.22%
    305,000  CHEUNG KONG LTD (REAL ESTATE)+                      4,563,318
                                                              ------------

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                VALUE
HUNGARY - 1.15%
     53,000  MATAV RT ADR (MEDIA -
             BROADCASTING & PUBLISHING)+                      $  2,365,125
                                                              ------------
IRELAND - 3.45%
     56,000  ELAN CORP PLC ADR
             (PHARMACEUTICALS)+                                  2,660,000
    164,800  RYANAIR HOLDINGS PLC
             (AIRLINES)+                                         1,364,890
     67,000  RYANAIR HOLDINGS PLC ADR
             (AIRLINES)+                                         3,073,625

                                                                 7,098,515
                                                              ------------
ITALY - 1.59%
    312,000  ENI SPA (OIL & GAS)+                                1,562,340
    125,000  SAN PAOLO - IMI SPA (BANKING)+                      1,712,638

                                                                 3,274,978
                                                              ------------
JAPAN - 20.24%
     24,000  BENESSE CORP (COMMERCIAL
             SERVICES)+                                          2,459,621
     26,000  FAMILYMART CO LTD (RETAILERS)+                      1,286,704
     95,000  FUJITSU LTD (ELECTRONICS)+                          2,915,246
     49,000  HONDA MOTOR CO LTD
             (AUTOMOTIVE)+                                       2,023,965
    150,000  NIKKO SECURITIES COMPANY LTD
             (FINANCIAL SERVICES)+                               2,270,820
      1,800  NIPPON TELEGRAPH & TELEPHONE
             CORP (COMMUNICATIONS)+                              2,858,255
    105,000  NOMURA SECURITIES CO LTD
             (FINANCIAL SERVICES)+                               3,426,696
     80,000  OMRON CORP (ELECTRONICS)+                           2,275,695
      2,000  ORACLE CORPORATION JAPAN
             (COMPUTER SOFTWARE &
             PROCESSING)+                                        1,675,597
     30,000  SECOM CO LTD (COMMERCIAL
             SERVICES)+                                          2,571,846
     30,000  SEVEN ELEVEN JAPAN CO LTD
             (RETAILERS)+                                        3,448,611
    145,000  SHARP CORP (ELECTRONICS)+                           3,100,579
      3,700  SOFTBANK CORP (COMPUTER
             SOFTWARE & PROCESSING)+                             3,298,100
     21,000  SONY CORP (ELECTRONICS)+                            2,966,391
     34,000  TAKEDA CHEMICAL INDUSTRIES
             (PHARMECEUTICALS)+                                  2,417,925
     50,000  TOYOTA MOTOR CORP
             (AUTOMOTIVE)+                                       2,615,685

                                                                41,611,736
                                                              ------------
LUXEMBOURG - 0.98%
    110,000  RITEK CORP GDR (ELECTRONICS)+                       2,024,319
                                                              ------------
MEXICO - 3.28%
    720,000  GRUPO TELEVISA SA - SER CPO
             (MEDIA - BROADCASTING &
             PUBLISHING)+                                        2,467,800
  1,280,000  TELEFONOS DE MEXICO SA
             (COMMUNICATIONS)+                                   4,270,080

                                                                 6,737,880
                                                              ------------
NETHERLANDS - 8.17%
     73,000  KONINKLIJKE AHOLD NV (FOOD
             RETAILERS)+                                         1,900,416
     30,100  KONINKLIJKE (ROYAL)+                                5,156,506
     35,000  ROYAL DUTCH PETROLEUM CO
             (OIL & GAS)+                                        2,014,688
     23,000  STMICROELECTRONICS
             (ELECTRONICS)+                                      4,228,099
     34,000  UNILEVER NV (INDUSTRIAL -
             DIVERSIFIED)+                                       1,678,124
     39,000  UNITED PAN-EUROPE
             COMMUNICATIONS NV
             (COMMUNICATIONS)+                                   1,823,340

                                                                16,801,173
                                                              ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                VALUE
NORWAY - 0.88%
    103,000  PETROLEUM GEO-SERVICES ASA
             (OIL & GAS)+                                     $  1,805,878
                                                              ------------
SINGAPORE - 1.67%
    259,560  DBS GROUP HOLDINGS LTD
             (FINANCIAL SERVICES)+                               3,426,841
                                                              ------------
SOUTH KOREA - 0.85%
     40,000  KOREA TELECOM CORP ADR
             (COMMUNICATIONS)+                                   1,750,000
                                                              ------------
SPAIN - 2.05%
    180,000  BANCO SANTANDER CENTRAL
             HISPANO SA (BANKING)+                               1,935,396
     90,000  TELEFONICA SA
             (COMMUNICATIONS)+                                   2,274,903

                                                                 4,210,299
                                                              ------------
SWEDEN - 2.24%
     49,000  TELEFONAKTIEBOLAGET LM
             ERICSSON ADR (COMMUNICATIONS)+                      4,596,813
                                                              ------------
SWITZERLAND - 4.69%
      2,700  ADECCO SA (COMMERCIAL
             SERVICES)+                                          1,867,894
        900  JULIUS BAER HOLDING AG
             CLASS B (FINANCIAL SERVICES)+                       3,389,280
      1,300  NESTLE SA (BEVERAGES, FOOD &
             TOBACCO)+                                           2,330,506
      1,500  NOVARTIS AG - REGISTERED
             SHARES (PHARMACEUTICALS)+                           2,051,976

                                                                 9,639,656
                                                              ------------
TAIWAN - 1.00%
     71,000  ASE TEST LTD TDR
             (ELECTRONICS)+                                      2,059,000
                                                              ------------

                                                               186,063,655
TOTAL COMMON STOCKS (COST $145,722,845)
                                                              ------------
PREFERRED STOCKS - 0.78%
BRAZIL - 0.78%
 54,793,818  TELECOMUNICACOES DE SAO PAULO
             (COMMUNICATIONS)+                                   1,610,938
                                                              ------------

                                                                 1,610,938
TOTAL PREFERRED STOCKS (COST $1,399,394)
                                                              ------------
MUTUAL FUNDS - 0.93%
UNITED STATES - 0.93%
     20,000  WEBS - GERMANY INDEX
             SERIES (FINANCIAL SERVICES)+                          540,000
     83,000  WEBS - JAPAN INDEX
             SERIES (FINANCIAL SERVICES)+                        1,364,313

                                                                 1,904,313
TOTAL MUTUAL FUNDS (COST $1,703,873)
                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $148,826,112)*                        92.20% $189,578,906
OTHER ASSETS AND LIABILITIES, NET            7.80    16,033,412
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $205,612,318
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF :



GROSS UNREALIZED APPRECIATION                       $43,961,616
GROSS UNREALIZED DEPRECIATION                       (3,208,822)
                                                    ----------
NET UNREALIZED APPRECIATION                         $40,752,794

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                 VALUE
   N/A      WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                 $2,044,103,549
                                                             --------------

                                                              2,044,103,549
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.56%) (COST $1,378,766,887)
                                                             --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,378,766,887)*                     100.56% $2,044,103,549
OTHER ASSETS AND LIABILITIES, NET           (0.56)    (11,352,055)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,032,751,494
                                          -------  --------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $665,336,662
GROSS UNREALIZED DEPRECIATION                                 0
                                                    -----------
NET UNREALIZED APPRECIATION                         $665,336,662

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMON STOCK - 92.51%
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.36%
    116,640  CSK AUTO CORPORATION+                                $  1,625,670
                                                                  ------------
BUSINESS SERVICES - 23.75%
     63,625  24/7 MEDIA INCORPORATED+                                2,513,189
     41,950  ACCRUE SOFTWARE INCORPORATED+                           1,921,180
     93,425  ADMINISTAFF INCORPORATED+                               3,666,931
     42,750  AVENUE A INCORPORATED+                                  1,303,875
     23,975  AXENT TECHNOLOGIES
             INCORPORATED+                                             451,030
     46,130  BROADBASE SOFTWARE
             INCORPORATED+                                           3,678,868
     32,275  CYBERSOURCE CORPORATION+                                1,202,244
     63,900  DEST CORPORATION+                                       1,178,156
     50,000  ENTRUST TECHNOLOGIES
             INCORPORATED+                                           4,253,905
     79,925  FUTURELINK CORPORATION+                                 2,008,116
    101,100  GETTY IMAGES INCORPORATED+                              3,633,281
    100,036  GLOBIX CORPORATION+                                     3,813,873
    294,428  INFORMIX CORPORATION+                                   4,986,874
     27,852  INFORTE CORPORATION+                                    1,364,748
     20,000  MANHATTAN ASSOCIATES
             INCORPORATED+                                             685,000
     33,425  MANUGISTICS GROUP
             INCORPORATED+                                           1,679,606
     84,360  MARIMBA INCORPORATED+                                   3,722,385
     74,600  MATRIXONE INCORPORATED+                                 2,979,338
    121,500  METAMOR WORLDWIDE
             INCORPORATED+                                           3,439,969
     57,150  MISSION CRITICAL SOFTWARE
             INCORPORATED+                                           3,493,294
     27,200  NAVISITE INCORPORATED+                                  3,311,600
    125,411  NET PERCEPTIONS INCORPORATED+                           4,632,369
      2,300  NET.GENESIS CORPORATION+                                  102,925
      7,300  NETSOLVE INCORPORATED+                                    235,425
     18,223  NETWORK PERIPHERALS
             INCORPORATED+                                             646,917
     65,600  PACKETEER INCORPORATED+                                 2,296,000
      7,240  PREDICTIVE SYSTEMS
             INCORPORATED+                                             329,874
     21,310  PRI AUTOMATION INCORPORATED+                            1,302,574
     39,168  RAZORFISH INCORPORATED+                                 1,077,120
     32,875  S1 CORPORATION+                                         2,816,976
     23,807  SEI INVESTMENTS COMPANY                                 2,700,607
     95,750  TELETECH HOLDINGS
             INCORPORATED+                                           3,303,375
     89,086  TRUE NORTH COMMUNICATIONS
             INCORPORATED                                            3,502,193
     93,775  TSI INTERNATIONAL SOFTWARE
             LIMITED+                                                7,789,186
     75,750  USINTERNETWORKING
             INCORPORATED+                                           2,935,312
     56,420  VERTICALNET INCORPORATED+                               7,673,120
     53,500  VIANT CORPORATION+                                      1,792,250
     47,275  VIGNETTE CORPORATION+                                   7,575,819

                                                                   105,999,504
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 5.61%
     21,085  ABGENIX INCORPORATED+                                   2,912,365
     66,872  CAMBREX CORPORATION                                     2,908,932
     27,575  EMISPHERE TECHNOLOGIES
             INCORPORATED+                                           1,430,453

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     42,475  GILEAD SCIENCES INCORPORATED+                        $  2,691,853
     30,375  IDEC PHARMACEUTICALS
             CORPORATION+                                            2,984,344
     97,869  KING PHARMACEUTICALS
             INCORPORATED+                                           3,082,858
     78,655  MEDICIS PHARMACEUTICAL
             CORPORATION+                                            3,146,200
     44,239  PHARMACYCLICS INCORPORATED+                             2,463,559
     40,179  SHIRE PHARMACEUTICALS GROUP
             PLC+                                                    2,059,148
     40,575  VICAL INCORPORATED+                                     1,359,263

                                                                    25,038,975
                                                                  ------------
COMMUNICATIONS - 9.11%
     28,925  AIRGATE PCS INCORPORATED+                               3,051,589
     81,150  ALLIED RISER COMMUNICATIONS
             CORPORATION+                                            2,819,963
     42,775  COMMONWEALTH TELEPHONE
             ENTERPRISES INCORPORATED+                               2,007,752
     77,425  DOBSON COMMUNICATIONS
             CORPORATION+                                            1,780,775
     55,050  DSLN.NET INCORPORATED+                                  1,214,541
     59,382  EMMIS COMMUNICATIONS
             CORPORATION+                                            2,761,263
     44,100  ENTERCOM COMMUNICATIONS
             CORPORATION+                                            2,249,100
     47,325  FIRSTWORLD COMMUNICATIONS
             INCORPORATED+                                             964,247
     16,422  GT GROUP TELECOM INCORPORATED+                            342,808
     45,675  ILLUMINET HOLDINGS
             INCORPORATED+                                           2,248,781
     37,825  INTERMEDIA COMMUNICATIONS
             INCORPORATED+                                           1,827,420
     86,938  ITC DELTACOM INCORPORATED+                              3,097,166
     19,100  ITXC CORPORATION+                                         898,894
     34,600  MASTEC INCORPORATED+                                    3,079,445
     34,500  MGC COMMUNICATIONS
             INCORPORATED+                                           2,466,750
     34,000  NDS GROUP PLC ADR                                       2,397,000
     57,700  SBA COMMUNICATIONS
             CORPORATION+                                            2,538,800
     21,275  TRITON PCS INCORPORATED+                                1,271,181
     12,112  UNIVERSAL ACCESS INCORPORATED+                            405,752
     63,925  VIATEL INCORPORATED+                                    3,208,236

                                                                    40,631,463
                                                                  ------------
DEPOSITORY INSTITUTIONS - 1.81%
    161,427  COMMUNITY FIRST BANKSHARES
             INCORPORATED                                            2,582,832
    183,954  FIRSTFED FINANCIAL
             CORPORATION+                                            2,437,391
     42,845  SILICON VALLEY BANCSHARES+                              3,079,484

                                                                     8,099,707
                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 15.03%
     43,600  ADVANCED FIBRE COMMUNICATIONS
             INCORPORATED+                                           2,733,175
     83,575  AMKOR TECHNOLOGY INCORPORATED+                          4,434,698
     28,400  ASPECT COMMUNICATIONS
             CORPORATION+                                            1,052,575
     45,450  BURR-BROWN CORPORATION+                                 2,471,344
     97,025  CTC COMMUNICATIONS GROUP
             INCORPORATED+                                           4,135,669
    107,350  CYPRESS SEMICONDUCTOR
             CORPORATION+                                            5,293,697
     39,594  DIGITAL LIGHTWAVE
             INCORPORATED+                                           2,467,201
     55,575  DIGITAL MICROWAVE CORPORATION+                          1,882,603
     29,700  DII GROUP INCORPORATED+                                 3,357,956

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
     35,225  HARMONIC INCORPORATED+                               $  2,932,481
     27,875  HI/FN INCORPORATED+                                     1,813,617
     42,550  JNI CORPORATION+                                        2,164,732
     49,350  LATTICE SEMICONDUCTOR
             CORPORATION+                                            3,340,379
     23,800  METRICOM INCORPORATED+                                  1,103,725
     38,210  MICREL INCORPORATED+                                    3,668,160
     30,400  NETRO CORPORATION+                                      1,976,474
     77,975  PLX TECHNOLOGY INCORPORATED+                            2,903,352
     35,925  SEMTECH CORPORATION+                                    2,301,445
     53,615  SIPEX CORPORATION+                                      1,893,280
     23,575  TERAYON COMMUNICATION SYSTEMS
             INCORPORATED+                                           4,832,875
     34,312  TRANSWITCH CORPORATION+                                 3,298,241
     94,133  TUT SYSTEMS INCORPORATED+                               5,606,797
     91,300  VIASYSTEMS GROUP INCORPORATED+                          1,415,150

                                                                    67,079,626
                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.68%
     14,850  AFFYMETRIX INCORPORATED+                                2,204,297
        949  BLOUNT INTERNATIONAL
             INCORPORATED+                                              12,218
     63,325  CEPHALON INCORPORATED+                                  2,374,687
     75,150  DIAMOND TECHNOLOGY PARTNERS
             INCORPORATED+                                           4,941,113
     71,074  DIGITAS INCORPORATED+                                   1,741,313
     23,300  INCYTE PHARMACEUTICALS
             INCORPORATED+                                           2,027,100
     23,900  MILLENNIUM PHARMACEUTICALS
             INCORPORATED+                                           3,104,013

                                                                    16,404,741
                                                                  ------------
FOOD STORES - 0.16%
     70,400  HOMEGROCER.COM+                                           730,400
                                                                  ------------
GENERAL MERCHANDISE STORES - 1.81%
     49,625  99 CENTS ONLY STORES+                                   1,947,781
    113,839  AMES DEPARTMENT STORES
             INCORPORATED+                                           2,796,170
     85,889  BJ'S WHOLESALE CLUB
             INCORPORATED+                                           3,317,463

                                                                     8,061,414
                                                                  ------------
HEALTH SERVICES - 1.39%
    100,600  ENZON INCORPORATED+                                     3,791,363
     29,050  HUMAN GENOME SCIENCE
             INCORPORATED+                                           2,412,965

                                                                     6,204,328
                                                                  ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.62%
     81,125  LINENS 'N THINGS INCORPORATED+                          2,778,531
                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.16%
    119,150  ASYST TECHNOLOGIES
             INCORPORATED+                                           6,970,275
     27,200  EMULEX CORPORATION+                                     2,968,200
    136,025  LAM RESEARCH CORPORATION+                               6,129,626
     59,965  PARADYNE NETWORKS
             INCORPORATED+                                           1,858,915
      2,400  RADVISION LIMITED+                                        125,700

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     77,175  SANDISK CORPORATION+                                 $  9,453,938

                                                                    27,506,654
                                                                  ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.79%
    109,062  ARTHUR J. GALLAGHER & COMPANY                           3,544,515
                                                                  ------------
INSURANCE CARRIERS - 0.36%
     90,900  FPIC INSURANCE GROUP
             INCORPORATED+                                           1,590,750
                                                                  ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.22%
     56,975  ASPECT MEDICAL SYSTEMS
             INCORPORATED+                                           2,043,978
     55,053  CERUS CORPORATION+                                      2,656,307
     10,000  VEECO INSTRUMENTS
             INCORPORATED+                                             740,000

                                                                     5,440,285
                                                                  ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.39%
    110,580  YANKEE CANDLE COMPANY
             INCORPORATED+                                           1,748,546
                                                                  ------------
MISCELLANEOUS RETAIL - 1.00%
     70,200  MICHAELS STORES INCORPORATED+                           2,860,650
    133,150  PETCO ANIMAL SUPPLIES
             INCORPORATED+                                           1,581,155

                                                                     4,441,805
                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.34%
    196,818  AMERICREDIT CORPORATION+                                3,210,593
     74,500  COMPUCREDIT CORPORATION+                                2,695,968
    116,819  METRIS COMPANIES INCORPORATED                           4,541,339

                                                                    10,447,900
                                                                  ------------
OIL & GAS EXTRACTION - 4.38%
    180,225  HELMERICH & PAYNE INCORPORATED                          5,586,974
    216,575  MARINE DRILLING COMPANY
             INCORPORATED+                                           5,942,277
     53,809  NEWFIELD EXPLORATION COMPANY+                           1,896,767
    109,375  PRECISION DRILLING
             CORPORATION+                                            3,650,391
     65,146  UTI ENERGY CORPORATION+                                 2,459,262

                                                                    19,535,671
                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.67%
     97,875  VALERO ENERGY CORPORATION                               2,997,422
                                                                  ------------
PRIMARY METAL INDUSTRIES - 1.16%
    113,755  COMMSCOPE INCORPORATED+                                 5,190,072
                                                                  ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.81%
     85,150  WADDELL & REED FINANCIAL
             INCORPORATED - CLASS A                                  3,602,909
                                                                  ------------
TECHNOLOGY - COMPUTER/APPLICATIONS SOFTWARE - 7.21%
     61,175  ACTIVE SOFTWARE INCORPORATED+                           3,891,305
     50,800  ACTUATE CORPORATION+                                    2,733,675
    117,939  BINDVIEW DEVELOPMENT
             CORPORATION+                                            3,663,480
     36,875  CLARUS CORPORATION+                                     2,604,297

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
TECHNOLOGY (continued)
      8,477  HNC SOFTWARE INCORPORATED+                           $    610,874
     77,100  HYPERION SOLUTIONS
             CORPORATION+                                            2,505,750
     92,885  MERCURY INTERACTIVE
             CORPORATION+                                            7,361,136
     40,000  METASOLV SOFTWARE
             INCORPORATED+                                           2,362,500
     37,860  MICROMUSE INCORPORATED+                                 5,255,441
     11,200  ONDISPLAY INCORPORATED+                                   925,400
     10,000  SALESLOGIX CORPORATION+                                   270,624

                                                                    32,184,482
                                                                  ------------
TRANSPORTATION SERVICES - 0.38%
     45,075  C.H. ROBINSON WORLDWIDE
             INCORPORATED                                            1,679,044
                                                                  ------------
WHOLESALE TRADE-DURABLE GOODS - 2.31%
     30,075  ACT MANUFACTURING
             INCORPORATED+                                           1,682,320
     91,750  CYTYC CORPORATION+                                      4,426,938
     68,725  INSIGHT ENTERPRISES
             INCORPORATED+                                           2,504,167
     58,375  KENT ELECTRONICS CORPORATION+                           1,703,820

                                                                    10,317,245
                                                                  ------------

                                                                   412,881,659
TOTAL COMMON STOCK (COST $365,025,701)
                                                                  ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 6.04%
REPURCHASE AGREEMENTS - 6.04%
$17,576,000  GOLDMAN SACHS                        6.15%        4/3/00      $17,576,000
  9,359,000  J.P. MORGAN SECURITIES               6.12         4/3/00        9,359,000

                                                                            26,935,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$26,935,000)
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $391,960,701)*                        98.55% $439,816,659
OTHER ASSETS AND LIABILITIES, NET            1.45    6,484,418
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $446,301,077
                                          -------  -----------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $93,078,656
GROSS UNREALIZED DEPRECIATION                       (45,222,698)
                                                    -----------
NET UNREALIZED APPRECIATION                         $47,855,958

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME
COMMON STOCK - 92.58%
APPAREL & ACCESSORY STORES - 0.50%
     60,600  CLAIRE'S STORES INCORPORATED              $ 1,215,788
                                                       -----------
BASIC MATERIALS - 0.18%
     56,100  DAL-TILE INTERNATIONAL INCORPORATED +         445,294
                                                       -----------
BUSINESS SERVICES - 9.36%
     80,700  AFFILIATED COMPUTER SERVICES CLASS A+       3,066,600
     11,800  CATALINA MARKETING CORPORATION+             1,194,750
     85,000  MODIS PROFESSIONAL SERVICES
             INCORPORATED+                               1,051,874
     33,100  NETPLIANCE INCORPORATED+                      479,950
     96,773  NOVA CORPORATION+                           2,818,514
     90,700  PROGRESS SOFTWARE CORPORATION+              2,125,781
     10,774  REMEDY CORPORATION+                           453,855
    134,944  RENT-WAY INCORPORATED+                      2,631,409
     85,200  SYBASE INCORPORATED+                        1,730,625
     54,100  SYMANTEC CORPORATION+                       4,064,263
     53,367  TRUE NORTH COMMUNICATIONS INCORPORATED      2,097,990
     32,800  UNIGRAPHICS SOLUTIONS INCORPORATED+           969,650

                                                        22,685,261
                                                       -----------
CAPITAL GOODS/CONSTRUCTION - 0.34%
     63,100  UCAR INTERNATIONAL INCORPORATED+              832,131
                                                       -----------
CHEMICALS & ALLIED PRODUCTS - 0.70%
     39,144  CAMBREX CORPORATION                         1,702,764
                                                       -----------
COMMUNICATIONS - 4.24%
     98,000  BEASLEY BROADCAST GROUP+                      906,500
     34,700  CHOICE ONE COMMUNICATIONS INCORPORATED+     1,231,850
     77,000  DOBSON COMMUNICATIONS CORPORATION+          1,771,000
     48,300  EMMIS COMMUNICATIONS CORPORATION+           2,245,950
     53,100  ITC DELTACOM INCORPORATED+                  1,891,685
     28,500  PAC-WEST TELECOMM INCORPORATED+               890,625
     30,600  SBA COMMUNICATIONS CORPORATION+             1,346,400

                                                        10,284,010
                                                       -----------
CONSUMER CYCLICAL - 2.18%
    139,192  HOLLYWOOD ENTERTAINMENT CORPORATION+        1,122,236
    140,608  RENT-A-CENTER INCORPORATED+                 2,109,120
    107,610  WESTPOINT STEVENS INCORPORATED              2,044,590

                                                         5,275,946
                                                       -----------
CONSUMER STAPLES - 1.02%
    118,306  FAMILY DOLLAR STORES INCORPORATED           2,462,244
                                                       -----------
DEPOSITORY INSTITUTIONS - 1.32%
     76,763  BANK UNITED CORPORATION                     2,422,832

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME
DEPOSITORY INSTITUTIONS (continued)
     29,602  CULLEN/FROST BANKERS INCORPORATED         $   782,603

                                                         3,205,435
                                                       -----------
EATING & DRINKING PLACES - 2.77%
     94,761  CEC ENTERTAINMENT INCORPORATED+             2,570,392
    148,657  JACK IN THE BOX INCORPORATED+               3,168,252
     55,945  RUBY TUESDAY INCORPORATED                     979,038

                                                         6,717,682
                                                       -----------
ELECTRIC, GAS & SANITARY SERVICES - 3.93%
     51,600  AVISTA CORPORATION                          2,102,700
    114,993  EL PASO ELECTRIC COMPANY+                   1,193,052
     82,100  KINDER MORGAN INCORPORATED                  2,832,450
     52,996  MONTANA POWER COMPANY                       3,391,744

                                                         9,519,946
                                                       -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 13.27%
     38,100  AMPHENOL CORPORATION+                       3,895,725
     92,100  ARTESYN TECHNOLOGIES INCORPORATED+          1,744,144
     41,800  BURR-BROWN CORPORATION+                     2,272,875
     42,104  CTS CORPORATION                             2,399,928
     16,200  DIGITAL MICROWAVE CORPORATION+                548,775
     14,500  DUPONT PHOTOMASKS INCORPORATED+               840,094
     68,900  FAIRCHILD SEMICONDUCTOR CORPORATION+        2,514,850
     33,200  HADCO CORPORATION+                          2,145,550
     90,400  INTEGRATED DEVICE TECHNOLOGY
             INCORPORATED+                               3,582,100
     25,500  LATTICE SEMICONDUCTOR CORPORATION+          1,726,031
     30,500  LITTELFUSE INCORPORATED+                    1,118,968
    108,300  OAK TECHNOLOGY INCORPORATED+                2,084,775
     10,900  P-COM INCORPORATED+                           201,650
     44,700  PERICOM SEMICONDUCTOR CORPORATION+          1,595,231
      9,500  PLEXUS CORPORATION+                           632,938
     28,300  TECHNITROL INCORPORATED                     1,648,475
     82,300  THOMAS & BETTS CORPORATION                  2,324,975
     14,300  VARIAN SEMICONDUCTOR EQUIPMENT
             ASSOCIATES INCORPORATED+                      909,838

                                                        32,186,922
                                                       -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES -
3.76%
     58,483  ACNIELSON CORPORATION+                      1,315,868
     66,000  CORE LABORATORIES NV+                       1,918,125
     65,457  PERKIN ELMER INCORPORATED                   4,352,890
     64,000  TETRA TECH INCORPORATED+                    1,520,000

                                                         9,106,883
                                                       -----------
FINANCIAL - 1.53%
     49,880  AFFILIATED MANAGERS GROUP INCORPORATED+     2,369,300
     74,622  AMERUS LIFE HOLDINGS INCORPORATED           1,352,524

                                                         3,721,824
                                                       -----------

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME
FOOD & KINDRED PRODUCTS - 0.79%
    119,300  INTERNATIONAL HOME FOODS INCORPORATED+    $ 1,908,800
                                                       -----------
GENERAL MERCHANDISE STORES - 1.68%
     78,910  AMES DEPARTMENT STORES INCORPORATED+        1,938,227
    119,595  SHOPKO STORES INCORPORATED+                 2,122,811

                                                         4,061,038
                                                       -----------
HEALTH CARE - 2.13%
     90,200  LINCARE HOLDINGS INCORPORATED+              2,559,425
     65,507  QUEST DIAGNOSTICS INCORPORATED+             2,603,903

                                                         5,163,328
                                                       -----------
HEALTH SERVICES - 4.21%
    159,700  APRIA HEALTHCARE GROUP INCORPORATED+        2,305,669
    710,000  LABORATORY CORPORATION OF AMERICA
             HOLDINGS+                                   3,061,875
     86,400  TRIAD HOSPITALS INCORPORATED+               1,447,200
     69,400  UNIVERSAL HEALTH SERVICES INCORPORATED+     3,400,600

                                                        10,215,344
                                                       -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.36%
     80,300  APPLIED SCIENCE AND TECHNOLOGY
             INCORPORATED+                               2,429,075
     46,614  COOPER CAMERON CORPORATION+                 3,117,311
     86,600  HARRIS CORPORATION                          2,993,113
     70,200  IN FOCUS SYSTEMS INCORPORATED+              2,514,037
     33,800  KULICKE & SOFFA INDUSTRIES INCORPORATED+    2,165,313
     28,300  PENTAIR INCORPORATED                        1,048,869
     23,321  ZEBRA TECHNOLOGIES CORPORATION+             1,166,050

                                                        15,433,768
                                                       -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 10.71%
     21,700  ADVANCED ENERGY INDUSTRIES INCORPORATED+    1,106,700
     40,900  BARD (C R) INCORPORATED                     1,582,319
     37,000  BECKMAN COULTER INCORPORATED                2,374,937
     46,600  COHU INCORPORATED                           1,942,637
     36,600  CYMER INCORPORATED+                         1,830,000
     98,309  INVACARE CORPORATION                        2,697,353
     59,300  LITTON INDUSTRIES INCORPORATED+             2,620,319
    106,600  MENTOR CORPORATION                          2,878,200
     30,100  METTLER-TOLEDO INTERNATIONAL
             INCORPORATED+                               1,232,219
     57,500  PINNACLE SYSTEMS INCORPORATED+              1,911,875
     81,400  TEKTRONIX INCORPORATED                      4,558,400
     14,300  THERMA-WAVE INCORPORATED+                     486,200
     19,300  VARIAN INCORPORATED+                          740,638

                                                        25,961,797
                                                       -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.10%
    110,600  AMERICREDIT CORPORATION+                    1,804,163

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
    142,182  HELLER FINANCIAL INCORPORATED             $ 3,287,958
                                                         5,092,121
                                                       -----------
OIL & GAS EXTRACTION - 3.59%
     36,820  B J SERVICES COMPANY+                       2,720,078
     14,000  CAL DIVE INTERNATIONAL INCORPORATED+          710,500
    622,500  GREY WOLF INCORPORATED+                     2,451,094
    123,300  PRIDE INTERNATIONAL INCORPORATED+           2,812,781
                                                         8,694,453
                                                       -----------
PERSONAL SERVICES - 1.12%
    182,785  REGIS CORPORATION                           2,707,503
                                                       -----------
PRIMARY METAL INDUSTRIES - 1.85%
     55,200  COMMSCOPE INCORPORATED+                     2,518,500
     65,172  MUELLER INDUSTRIES INCORPORATED+            1,979,600
                                                         4,498,100
                                                       -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.95%
     69,246  VALASSIS COMMUNICATIONS INCORPORATED+       2,306,757
                                                       -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.31%
     53,986  WEATHERFOLD INTERNATIONAL INCORPORATED+     3,181,800
                                                       -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -
0.51%
     45,400  FEDERATED INVESTORS INCORPORATED            1,239,988
                                                       -----------
TRANSPORTATION - 1.22%
     25,915  SPX CORPORATION+                            2,952,690
                                                       -----------
TRANSPORTATION EQUIPMENT - 0.45%
     35,500  OSHKOSH TRUCK CORPORATION                   1,102,719
                                                       -----------
TRANSPORTATION/SERVICES/MISCELLANEOUS - 3.48%
     11,710  COX RADIO INCORPORATED+                       983,640
    107,530  MESABA HOLDINGS INCORPORATED+               1,229,874
     25,842  PINNACLE HOLDINGS INCORPORATED+             1,427,770
     65,360  REMEDYTEMP INCORPORATED+                    1,446,090
    155,965  SCHOOL SPECIALTY INCORPORATED+              3,353,248
                                                         8,440,622
                                                       -----------
UTILITIES - 1.44%
     61,231  HANOVER COMPRESSOR COMPANY+                 3,482,513
                                                       -----------
WHOLESALE TRADE-DURABLE GOODS - 2.87%
     53,500  ACT MANUFACTURING INCORPORATED+             2,992,656
     12,500  ARROW ELECTRONICS INCORPORATED+               440,625
    121,361  SYBRON INTERNATIONAL CORPORATION+           3,519,469
                                                         6,952,750
                                                       -----------
WHOLESALE TRADE-NONDURABLE GOODS - 0.71%
     55,900  NATIONAL-OILWELL INCORPORATED+              1,725,913
                                                       -----------
                                                       224,484,134
TOTAL COMMON STOCK (COST $180,147,907)
                                                       -----------

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 10.28%
REPURCHASE AGREEMENTS - 10.28%
$24,934,520  CREDIT SUISSE FIRST BOSTON
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY
             U.S GOVERNMENT SECURITIES            6.22%           4/3/00   $ 24,934,520
                                                                           ------------
                                                                             24,934,520
TOTAL SHORT-TERM INSTRUMENTS (COST
$24,934,520)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $205,082,427)*                       102.86% $249,418,654
OTHER ASSETS AND LIABILITIES, NET           (2.86)   (6,931,831)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $242,486,823
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $57,214,992
GROSS UNREALIZED DEPRECIATION                       (12,878,765)
                                                    -----------
NET UNREALIZED APPRECIATION                         $44,336,227

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)               STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                VALUE
   N/A      WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                        $18,081,924
                                                             -----------

                                                              18,081,924
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.70%) (COST $14,255,647)
                                                             -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $14,255,647)*                        100.70% $18,081,924
OTHER ASSETS AND LIABILITIES, NET           (0.70)    (126,139)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $17,955,785
                                          -------  -----------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $3,826,277
GROSS UNREALIZED DEPRECIATION                               0
                                                    ---------
NET UNREALIZED APPRECIATION                         $3,826,277

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                VALUE
   N/A      WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                 $661,514,855
                                                             ------------

                                                              661,514,855
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(99.77%) (COST $563,897,162)
                                                             ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $563,897,162)*                        99.77% $661,514,855
OTHER ASSETS AND LIABILITIES, NET            0.23     1,505,280
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $663,020,135
                                          -------  ------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $97,617,693
GROSS UNREALIZED DEPRECIATION                                0
                                                    ----------
NET UNREALIZED APPRECIATION                         $97,617,693

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

STOCK FUNDS
               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                DISCIPLINED      DIVERSIFIED
                                     GROWTH           EQUITY
------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....  $38,554,251    $2,331,583,826
  CASH........................           0                 0
  CASH DENOMINATED IN FOREIGN
    CURRENCIES (COST
    $2,700,368)...............           0                 0
  COLLATERAL FOR SECURITY
    LOANED....................           0                 0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............         345                 0
  RECOVERABLE FOREIGN
    WITHHOLDING TAXES.........           0                 0
  RECEIVABLE FOR INVESTMENTS
    SOLD......................           0                 0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................      14,660         6,210,925
  ORGANIZATION COST, NET OF
    AMORTIZATION..............       3,796                 0
  PREPAID EXPENSES............       4,503                 0
  VARIATION MARGIN ON FUTURES
    CONTRACTS.................           0                 0
                                ----------     -------------
TOTAL ASSETS..................  38,577,555     2,337,794,751
                                ----------     -------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................           0                 0
  PAYABLE FOR SECURITY
    LOANED....................           0                 0
  DIVIDENDS PAYABLE...........           0             4,705
  PAYABLE FOR FUND SHARES
    REDEEMED..................      55,407         6,483,991
  UNREALIZED LOSS ON FOREIGN
    CURRENCY FORWARD
    CONTRACTS.................           0                 0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....       4,872           597,181
  PAYABLE TO OTHER RELATED
    PARTIES...................           0           231,180
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............      22,409           269,386
                                ----------     -------------
TOTAL LIABILITIES.............      82,688         7,586,443
                                ----------     -------------
TOTAL NET ASSETS..............  $38,494,867    $2,330,208,308
                                ----------     -------------

NET ASSETS CONSIST OF:
------------------------------------------------------------
  PAID-IN CAPITAL.............  $22,675,358    $1,247,064,558
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............      30,570         4,081,558
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............   5,982,948       134,307,897
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS AND
    LIABILITIES IN FOREIGN
    CURRENCIES................   9,805,991       944,754,295
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................           0                 0
                                ----------     -------------
TOTAL NET ASSETS..............  $38,494,867    $2,330,208,308
                                ----------     -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------
NET ASSETS - CLASS A..........         N/A     $  88,188,671
SHARES OUTSTANDING -
  CLASS A.....................         N/A         1,631,048
NET ASSET VALUE PER SHARE -
  CLASS A.....................         N/A     $       54.07
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (1).........         N/A     $       57.37
NET ASSETS - CLASS B..........         N/A     $ 143,075,400
SHARES OUTSTANDING -
  CLASS B.....................         N/A         2,688,604
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................         N/A     $       53.22
NET ASSETS - CLASS C..........         N/A     $   5,745,712
SHARES OUTSTANDING -
  CLASS C.....................         N/A           106,609
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................         N/A     $       53.90
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $38,494,867    $2,093,198,525
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........   2,967,896        38,718,127
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........  $    12.97     $       54.06
NET ASSETS - CLASS O..........         N/A               N/A
SHARES OUTSTANDING -
  CLASS O.....................         N/A               N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................         N/A               N/A
                                ----------     -------------
INVESTMENTS AT COST
  (NOTE 10)...................  $28,748,260    $1,386,829,531
                                ----------     -------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
80

               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000 (UNAUDITED)
                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                DIVERSIFIED           EQUITY         EQUITY         EQUITY                        GROWTH
                                  SMALL CAP           INCOME          INDEX          VALUE         GROWTH         EQUITY
------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....  $91,025,772    $1,753,588,056   $755,516,992   $168,302,656   $466,416,586   $857,379,613
  CASH........................           0                 0        139,283         41,145          6,732              0
  CASH DENOMINATED IN FOREIGN
    CURRENCIES (COST
    $2,700,368)...............           0                 0              0              0              0              0
  COLLATERAL FOR SECURITY
    LOANED....................           0                 0    112,630,225     26,940,941     93,175,698              0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............           0             3,006        570,094         72,004        114,799              0
  RECOVERABLE FOREIGN
    WITHHOLDING TAXES.........           0                 0              0              0              0              0
  RECEIVABLE FOR INVESTMENTS
    SOLD......................           0                 0              0      9,340,019     18,758,271              0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................     594,449         1,932,843      1,268,905        196,205        531,204      1,870,014
  ORGANIZATION COST, NET OF
    AMORTIZATION..............       1,940                 0              0         12,329            225              0
  PREPAID EXPENSES............         287                 0              0          4,925         12,736              0
  VARIATION MARGIN ON FUTURES
    CONTRACTS.................           0                 0              0              0        733,250              0
                                ----------     -------------    -----------    -----------    -----------    -----------
TOTAL ASSETS..................  91,622,448     1,755,523,905    870,125,499    204,910,224    579,749,501    859,249,627
                                ----------     -------------    -----------    -----------    -----------    -----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................           0                 0              0      7,551,516              0              0
  PAYABLE FOR SECURITY
    LOANED....................           0                 0    112,630,225     26,940,941     93,175,698              0
  DIVIDENDS PAYABLE...........           0                 0              0              0            160          1,574
  PAYABLE FOR FUND SHARES
    REDEEMED..................      83,572         4,194,676        553,147        414,544      1,119,383      3,029,440
  UNREALIZED LOSS ON FOREIGN
    CURRENCY FORWARD
    CONTRACTS.................           0                 0              0              0              0              0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....      27,136           225,582        347,821        126,773        368,544        235,387
  PAYABLE TO OTHER RELATED
    PARTIES...................       9,162           319,861        214,628         62,966        275,765         35,907
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............      55,164           186,212        166,757        177,003        214,760        176,092
                                ----------     -------------    -----------    -----------    -----------    -----------
TOTAL LIABILITIES.............     175,034         4,926,331    113,912,578     35,273,743     95,154,310      3,478,400
                                ----------     -------------    -----------    -----------    -----------    -----------
TOTAL NET ASSETS..............  $91,447,414    $1,750,597,574   $756,212,921   $169,636,481   $484,595,191   $855,771,227
                                ----------     -------------    -----------    -----------    -----------    -----------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............  $78,233,963    $1,348,080,549   $230,405,934   $121,170,630   $261,448,913   $373,546,691
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............     (19,761)          457,740        901,686        (74,263)    (1,035,313)    (2,198,997)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............   3,300,211        42,377,787     28,291,386      2,519,428     83,849,401     85,157,231
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS AND
    LIABILITIES IN FOREIGN
    CURRENCIES................   9,933,001       359,681,498    496,296,590     46,020,686    139,926,715    399,266,302
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................           0                 0        317,325              0        405,475              0
                                ----------     -------------    -----------    -----------    -----------    -----------
TOTAL NET ASSETS..............  $91,447,414    $1,750,597,574   $756,212,921   $169,636,481   $484,595,191   $855,771,227
                                ----------     -------------    -----------    -----------    -----------    -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........  $  898,780     $ 212,799,425    $662,664,650   $26,811,326    $349,349,809   $20,647,707
SHARES OUTSTANDING -
  CLASS A.....................      79,064         4,954,084      7,534,361      2,038,327     14,690,332        500,271
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $    11.37     $       42.95    $     87.95    $     13.15    $     23.78    $     41.27
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (1).........  $    12.06     $       45.57    $     93.32    $     13.96    $     25.23    $     43.79
NET ASSETS - CLASS B..........  $  793,908     $ 163,939,227    $93,547,981    $50,597,523    $76,519,404    $25,615,687
SHARES OUTSTANDING -
  CLASS B.....................      74,699         3,822,354      1,065,740      4,703,015      4,581,506        640,914
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $    10.63     $       42.89    $     87.78    $     10.76    $     16.70    $     39.97
NET ASSETS - CLASS C..........         N/A     $   5,151,922            N/A    $   901,451            N/A    $ 1,115,333
SHARES OUTSTANDING -
  CLASS C.....................         N/A           117,109            N/A         83,788            N/A         27,110
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................         N/A     $       43.99            N/A    $     10.76            N/A    $     41.14
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $89,754,726    $1,368,707,000           N/A    $91,326,181    $58,725,978    $808,392,500
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........   8,341,513        31,868,942            N/A      6,953,360      2,104,135     19,564,671
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........  $    10.76     $       42.95            N/A    $     13.13    $     27.91    $     41.32
NET ASSETS - CLASS O..........         N/A               N/A    $       290            N/A            N/A            N/A
SHARES OUTSTANDING -
  CLASS O.....................         N/A               N/A    $         3            N/A            N/A            N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................         N/A               N/A    $     88.94            N/A            N/A            N/A
                                ----------     -------------    -----------    -----------    -----------    -----------
INVESTMENTS AT COST
  (NOTE 10)...................  $81,092,771    $1,393,906,558   $259,220,402   $122,281,970   $326,489,871   $458,113,311
                                ----------     -------------    -----------    -----------    -----------    -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS
               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                          INDEX    INTERNATIONAL
----------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....    $1,000,299,798    $328,707,319
  CASH........................                0               0
  CASH DENOMINATED IN FOREIGN
    CURRENCIES (COST
    $2,700,368)...............                0               0
  COLLATERAL FOR SECURITY
    LOANED....................                0               0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............           49,338               0
  RECOVERABLE FOREIGN
    WITHHOLDING TAXES.........                0               0
  RECEIVABLE FOR INVESTMENTS
    SOLD......................                0               0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................        3,889,377       7,314,592
  ORGANIZATION COST, NET OF
    AMORTIZATION..............                0               0
  PREPAID EXPENSES............                0               0
  VARIATION MARGIN ON FUTURES
    CONTRACTS.................                0               0
                                  -------------     -----------
TOTAL ASSETS..................    1,004,238,513     336,021,911
                                  -------------     -----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                0               0
  PAYABLE FOR SECURITY
    LOANED....................                0               0
  DIVIDENDS PAYABLE...........                0           3,510
  PAYABLE FOR FUND SHARES
    REDEEMED..................        6,640,096         195,882
  UNREALIZED LOSS ON FOREIGN
    CURRENCY FORWARD
    CONTRACTS.................                0               0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....           78,156          36,261
  PAYABLE TO OTHER RELATED
    PARTIES...................           20,024          28,089
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............           98,409          51,063
                                  -------------     -----------
TOTAL LIABILITIES.............        6,836,685         314,805
                                  -------------     -----------
TOTAL NET ASSETS..............    $ 997,401,828     $335,707,106
                                  -------------     -----------

NET ASSETS CONSIST OF:
----------------------------------------------------------------
  PAID-IN CAPITAL.............    $ 461,053,108     $233,463,078
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............        4,546,212        (453,747)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............       17,638,774      60,113,028
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS AND
    LIABILITIES IN FOREIGN
    CURRENCIES................      514,163,734      42,584,747
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................                0               0
                                  -------------     -----------
TOTAL NET ASSETS..............    $ 997,401,828     $335,707,106
                                  -------------     -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------
NET ASSETS - CLASS A..........              N/A     $ 5,842,441
SHARES OUTSTANDING -
  CLASS A.....................              N/A         214,329
NET ASSET VALUE PER SHARE -
  CLASS A.....................              N/A     $     27.26
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (1).........              N/A     $     28.92
NET ASSETS - CLASS B..........              N/A     $ 3,158,916
SHARES OUTSTANDING -
  CLASS B.....................              N/A         117,389
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................              N/A     $     26.91
NET ASSETS - CLASS C..........              N/A             N/A
SHARES OUTSTANDING -
  CLASS C.....................              N/A             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................              N/A             N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................    $ 997,401,828     $326,705,749
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........       16,092,460      11,967,008
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........    $       61.98     $     27.30
NET ASSETS - CLASS O..........              N/A             N/A
SHARES OUTSTANDING -
  CLASS O.....................              N/A             N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................              N/A             N/A
                                  -------------     -----------
INVESTMENTS AT COST
  (NOTE 10)...................    $ 486,136,064     $286,122,572
                                  -------------     -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
82

               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000 (UNAUDITED)
                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                                           LARGE                                                      SMALL
                                  INTERNATIONAL          COMPANY      SMALL CAP        SMALL CAP   SMALL CAP        COMPANY
                                         EQUITY           GROWTH         GROWTH    OPPORTUNITIES       VALUE         GROWTH
---------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET
    VALUE (SEE COST BELOW)....     $189,578,906    $2,044,103,549   $439,816,659    $249,418,654  $18,081,924   $661,514,855
  CASH........................      16,578,423                 0          6,479               0            0              0
  CASH DENOMINATED IN FOREIGN
    CURRENCIES (COST
    $2,700,368)...............       2,722,010                 0              0               0            0              0
  COLLATERAL FOR SECURITY
    LOANED....................               0                 0    116,977,402      35,415,154            0              0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............         196,910             1,187         55,596          35,880        1,199          8,792
  RECOVERABLE FOREIGN
    WITHHOLDING TAXES.........          44,939                 0              0               0            0              0
  RECEIVABLE FOR INVESTMENTS
    SOLD......................               0                 0      6,890,905       3,240,610            0              0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................       2,145,366        10,841,940     11,028,956         768,798       34,493      2,218,960
  ORGANIZATION COST, NET OF
    AMORTIZATION..............          14,085                 0         14,631               0        3,796              0
  PREPAID EXPENSES............         253,908            67,122              0           5,893            0              0
  VARIATION MARGIN ON FUTURES
    CONTRACTS.................               0                 0              0               0            0              0
                                   -----------     -------------    -----------     -----------   ----------    -----------
TOTAL ASSETS..................     211,534,547     2,055,013,798    574,790,628     288,884,989   18,121,412    663,742,607
                                   -----------     -------------    -----------     -----------   ----------    -----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................       5,158,202                 0      9,493,609       8,915,068            0              0
  PAYABLE FOR SECURITY
    LOANED....................               0                 0    116,977,402      35,415,154            0              0
  DIVIDENDS PAYABLE...........               0                 0              0               0            0              0
  PAYABLE FOR FUND SHARES
    REDEEMED..................          45,461        21,198,278        745,607       1,764,915      125,322        367,126
  UNREALIZED LOSS ON FOREIGN
    CURRENCY FORWARD
    CONTRACTS.................              29                 0              0               0            0              0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....         527,839           233,669        354,272         239,734        2,396        142,867
  PAYABLE TO OTHER RELATED
    PARTIES...................         132,019           585,823        403,752          21,695        8,733         56,511
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............          58,679           244,534        514,909          41,600       29,176        155,968
                                   -----------     -------------    -----------     -----------   ----------    -----------
TOTAL LIABILITIES.............       5,922,229        22,262,304    128,489,551      46,398,166      165,627        722,472
                                   -----------     -------------    -----------     -----------   ----------    -----------
TOTAL NET ASSETS..............     $205,612,318    $2,032,751,494   $446,301,077    $242,486,823  $17,955,785   $663,020,135
                                   -----------     -------------    -----------     -----------   ----------    -----------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............     $157,623,696    $1,357,476,349   $293,503,119    $192,012,781  $15,959,138   $489,163,891
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............        (654,690)       (5,227,658)    (2,055,284)       (582,056)     (45,692)    (1,725,603)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............       7,915,853        15,166,141    106,997,284       6,719,871   (1,783,938)    77,964,154
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS AND
    LIABILITIES IN FOREIGN
    CURRENCIES................      40,727,459       665,336,662     47,855,958      44,336,227    3,826,277     97,617,693
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................               0                 0              0               0            0              0
                                   -----------     -------------    -----------     -----------   ----------    -----------
TOTAL NET ASSETS..............     $205,612,318    $2,032,751,494   $446,301,077    $242,486,823  $17,955,785   $663,020,135
                                   -----------     -------------    -----------     -----------   ----------    -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........     $58,279,582     $ 292,646,384    $190,311,080    $ 9,496,519          N/A            N/A
SHARES OUTSTANDING -
  CLASS A.....................       3,307,073         3,727,584      4,439,582         347,955          N/A            N/A
NET ASSET VALUE PER SHARE -
  CLASS A.....................     $     17.62     $       78.51    $     42.87     $     27.29          N/A            N/A
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (1).........     $     18.69     $       83.30    $     45.49     $     28.95          N/A            N/A
NET ASSETS - CLASS B..........     $64,622,330     $ 379,498,251    $95,295,463     $ 5,082,913          N/A            N/A
SHARES OUTSTANDING -
  CLASS B.....................       3,712,505         5,184,004      2,273,981         191,283          N/A            N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................     $     17.41     $       73.21    $     41.91     $     26.57          N/A            N/A
NET ASSETS - CLASS C..........     $ 2,398,455     $  11,583,024(2) $26,798,427             N/A          N/A            N/A
SHARES OUTSTANDING -
  CLASS C.....................         137,962           158,058(2)     639,929             N/A          N/A            N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................     $     17.38     $       73.28(2) $     41.88             N/A          N/A            N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................     $80,311,951(2)  $1,349,023,835   $133,896,107    $227,907,391  $17,955,785   $663,020,135
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........       4,583,549(2)     18,251,011      3,068,226       8,345,338    1,780,481     17,607,401
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........     $     17.52(2)  $       73.92    $     43.64     $     27.31   $    10.08    $     37.66
NET ASSETS - CLASS O..........             N/A               N/A            N/A             N/A          N/A            N/A
SHARES OUTSTANDING -
  CLASS O.....................             N/A               N/A            N/A             N/A          N/A            N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................             N/A               N/A            N/A             N/A          N/A            N/A
                                   -----------     -------------    -----------     -----------   ----------    -----------
INVESTMENTS AT COST
  (NOTE 10)...................     $148,826,112    $1,378,766,887   $391,960,701    $205,082,427  $14,255,647   $563,897,162
                                   -----------     -------------    -----------     -----------   ----------    -----------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS
  STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                           DISCIPLINED  DIVERSIFIED
                                GROWTH       EQUITY
---------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............   $ 222,144   $11,791,827(2)
  INTEREST...............      22,765     1,675,936
  SECURITIES LENDING
    INCOME...............       9,919       245,149
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......    (173,945)   (7,174,903)
                            ---------   -----------
TOTAL INVESTMENT INCOME
  (LOSS).................      80,883     6,538,009
                            ---------   -----------

EXPENSES
  ADVISORY FEES..........           0     2,807,231
  ADMINISTRATION FEES....      28,642     1,464,092
  CUSTODY FEES...........           0             0
  SHAREHOLDER SERVICING
    FEES.................           0       223,007
  PORTFOLIO ACCOUNTING
    FEES.................       9,418        68,118
  TRANSFER AGENT
    A SHARES.............         N/A        92,175
    B SHARES.............         N/A       135,308
    C SHARES.............         N/A        13,930
    I SHARES.............      13,296       548,635
    O SHARES.............         N/A           N/A
  DISTRIBUTION FEES
    A SHARES.............         N/A             0
    B SHARES.............         N/A       486,665
    C SHARES.............         N/A        13,159
    I SHARES.............           0             0
    O SHARES.............         N/A           N/A
  AMORTIZATION OF
    ORGANIZATION COSTS...         723         1,424
  LEGAL AND AUDIT FEES...       3,037        26,188
  REGISTRATION FEES......      11,584        78,915
  DIRECTORS' FEES........       2,305         3,810
  SHAREHOLDER REPORTS....       1,521       108,110
  OTHER..................         821        57,197
                            ---------   -----------
TOTAL EXPENSES...........      71,347     6,127,964
                            ---------   -----------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (21,034)   (1,595,822)
  NET EXPENSES...........      50,313     4,532,142
                            ---------   -----------
NET INVESTMENT INCOME
  (LOSS).................      30,570     2,005,867
                            ---------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............           0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........           0             0
  FOREIGN CURRENCY
    TRANSACTIONS.........           0             0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   6,907,106   139,332,750
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0      (584,298)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0     2,024,652
                            ---------   -----------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   6,907,106   140,773,104
                            ---------   -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............           0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........           0             0
  FOREIGN CURRENCY
    TRANSACTIONS.........           0             0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........    (600,630)  244,269,844
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0    (1,654,752)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0      (579,149)
                            ---------   -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............    (600,630)  242,035,943
                            ---------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   6,306,476   382,809,047
                            ---------   -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........   $6,337,046  $384,814,914
                            ---------   -----------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $289,475
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $218,552
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $384,132

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
84

  STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

                           DIVERSIFIED       EQUITY       EQUITY      EQUITY                   GROWTH
                             SMALL CAP       INCOME        INDEX       VALUE      GROWTH       EQUITY
-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $  319,363   $17,841,631  $ 4,181,353  $1,420,272  $1,913,417  $ 2,250,470(3)
  INTEREST...............     122,169       938,062      382,335     117,622     175,272      782,632
  SECURITIES LENDING
    INCOME...............      16,137       109,599       68,240      22,075      61,324       96,270
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......    (276,907)   (5,949,490)           0           0           0   (3,393,805)
                           ----------   -----------  -----------  ----------  ----------  -----------
TOTAL INVESTMENT INCOME
  (LOSS).................     180,762    12,939,802    4,631,928   1,559,969   2,150,013     (264,433)
                           ----------   -----------  -----------  ----------  ----------  -----------

EXPENSES
  ADVISORY FEES..........      98,808             0      922,884     685,220   1,681,078      969,180
  ADMINISTRATION FEES....      52,122     1,190,861      553,731     148,179     359,946      509,944
  CUSTODY FEES...........           0             0       59,418      19,022      46,629            0
  SHAREHOLDER SERVICING
    FEES.................      33,741       398,843      922,884     139,510     546,941       45,469
  PORTFOLIO ACCOUNTING
    FEES.................      27,970        48,998       65,379      41,463      46,450       33,382
  TRANSFER AGENT
    A SHARES.............       1,316       207,052      414,582      39,823     331,499       19,807
    B SHARES.............       1,041       152,473       99,632      90,686      88,301       30,160
    C SHARES.............         N/A         2,031          N/A         731         N/A        1,157
    I SHARES.............      26,625       483,055          N/A       2,818       5,979      186,175
    O SHARES.............         N/A           N/A            0         N/A         N/A          N/A
  DISTRIBUTION FEES
    A SHARES.............         126             0            0           0           0            0
    B SHARES.............       2,515       604,217      310,464     208,270     268,524       85,959
    C SHARES.............         N/A        13,162          N/A       3,354         N/A        2,862
    I SHARES.............           0             0          N/A           0           0            0
    O SHARES.............         N/A           N/A            0         N/A         N/A          N/A
  AMORTIZATION OF
    ORGANIZATION COSTS...         335         1,424            0       4,158       1,316        1,424
  LEGAL AND AUDIT FEES...       4,044        11,999       35,851      13,313      29,440       14,133
  REGISTRATION FEES......      27,935        80,108       20,035      21,525      30,337       40,153
  DIRECTORS' FEES........       2,318         3,518        2,437       2,192       2,268        2,765
  SHAREHOLDER REPORTS....       2,295        59,380       68,826      34,541      49,185       49,508
  OTHER..................       6,887        48,632       21,741       8,156      33,259       21,821
                           ----------   -----------  -----------  ----------  ----------  -----------
TOTAL EXPENSES...........     288,078     3,305,753    3,497,864   1,462,961   3,521,152    2,013,899
                           ----------   -----------  -----------  ----------  ----------  -----------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (87,555)     (477,604)    (568,523)   (192,344)   (606,764)    (441,942)
  NET EXPENSES...........     200,523     2,828,149    2,929,341   1,270,617   2,914,388    1,571,957
                           ----------   -----------  -----------  ----------  ----------  -----------
NET INVESTMENT INCOME
  (LOSS).................     (19,761)   10,111,653    1,702,587     289,352    (764,375)  (1,836,390)
                           ----------   -----------  -----------  ----------  ----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............           0             0   29,737,925   3,014,260  84,285,700            0
  FINANCIAL FUTURES
    TRANSACTIONS.........           0             0            0           0   1,032,468            0
  FOREIGN CURRENCY
    TRANSACTIONS.........           0             0            0           0           0            0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   4,689,775    42,657,592            0           0           0   88,143,421
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0             0            0           0           0     (375,520)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........     574,584             0            0           0           0    1,394,265
                           ----------   -----------  -----------  ----------  ----------  -----------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   5,264,359    42,657,592   29,737,925   3,014,260  85,318,168   89,162,166
                           ----------   -----------  -----------  ----------  ----------  -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............           0             0   80,251,601  12,935,036  (1,859,861)           0
  FINANCIAL FUTURES
    TRANSACTIONS.........           0             0    1,120,900           0     405,475            0
  FOREIGN CURRENCY
    TRANSACTIONS.........           0             0            0           0           0            0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   9,011,453   (58,826,174)           0           0           0  111,523,899
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0             0            0           0           0   (1,188,947)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........    (231,798)            0            0           0           0     (188,842)
                           ----------   -----------  -----------  ----------  ----------  -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............   8,779,655   (58,826,174)  81,372,501  12,935,036  (1,454,386) 110,146,110
                           ----------   -----------  -----------  ----------  ----------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  14,044,014   (16,168,582) 111,110,426  15,949,296  83,863,782  199,308,276
                           ----------   -----------  -----------  ----------  ----------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $14,024,253  $(6,056,929) $112,813,013 $16,238,648 $83,099,407 $197,471,886
                           ----------   -----------  -----------  ----------  ----------  -----------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $289,475
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $218,552
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $384,132

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS
  STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                 INDEX  INTERNATIONAL
-----------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $ 5,243,707  $   1,106,613(4)
  INTEREST...............      720,754        195,529
  SECURITIES LENDING
    INCOME...............      129,889         25,087
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......     (644,416)    (1,903,912)
                           -----------  -------------
TOTAL INVESTMENT INCOME
  (LOSS).................    5,449,934       (576,683)
                           -----------  -------------

EXPENSES
  ADVISORY FEES..........            0        148,148
  ADMINISTRATION FEES....      616,560        226,041
  CUSTODY FEES...........            0              0
  SHAREHOLDER SERVICING
    FEES.................            0          6,929
  PORTFOLIO ACCOUNTING
    FEES.................       20,332         29,888
  TRANSFER AGENT
    A SHARES.............          N/A          7,236
    B SHARES.............          N/A          4,401
    C SHARES.............          N/A            N/A
    I SHARES.............      244,615         99,698
    O SHARES.............          N/A            N/A
  DISTRIBUTION FEES
    A SHARES.............          N/A              0
    B SHARES.............          N/A          9,699
    C SHARES.............          N/A            N/A
    I SHARES.............            0              0
    O SHARES.............          N/A            N/A
  AMORTIZATION OF
    ORGANIZATION COSTS...        1,424          1,424
  LEGAL AND AUDIT FEES...       10,818          4,122
  REGISTRATION FEES......       56,041         15,551
  DIRECTORS' FEES........        2,866          2,292
  SHAREHOLDER REPORTS....       23,547          6,779
  OTHER..................       20,204          4,373
                           -----------  -------------
TOTAL EXPENSES...........      996,407        566,581
                           -----------  -------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (469,980)       (53,092)
  NET EXPENSES...........      526,427        513,489
                           -----------  -------------
NET INVESTMENT INCOME
  (LOSS).................    4,923,507     (1,090,172)
                           -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............            0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........            0              0
  FOREIGN CURRENCY
    TRANSACTIONS.........            0              0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   20,587,185     59,765,033
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........            0       (430,360)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........     (536,731)             0
                           -----------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   20,050,454     59,334,673
                           -----------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............            0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........            0              0
  FOREIGN CURRENCY
    TRANSACTIONS.........            0              0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........  118,959,714     16,419,097
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........            0     (2,770,278)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........    1,351,629              0
                           -----------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............  120,311,343     13,648,819
                           -----------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  140,361,797     72,983,492
                           -----------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $145,285,304 $  71,893,320
                           -----------  -------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $289,475
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $218,552
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $384,132

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
86

  STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                                 LARGE                                                  SMALL
                           INTERNATIONAL       COMPANY     SMALL CAP      SMALL CAP   SMALL CAP       COMPANY
                                  EQUITY        GROWTH        GROWTH  OPPORTUNITIES       VALUE        GROWTH
-------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $     311,355  $  2,783,606  $    150,165  $     360,461  $   28,438  $  1,141,637
  INTEREST...............        243,051     1,059,531       497,375        402,202      27,950       770,043
  SECURITIES LENDING
    INCOME...............              0       128,952       131,806         16,762       7,405        56,892
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......              0    (6,042,122)            0              0     (63,434)   (2,778,197)
                           -------------  ------------  ------------  -------------  ----------  ------------
TOTAL INVESTMENT INCOME
  (LOSS).................        554,406    (2,070,033)      779,346        779,425         359      (809,625)
                           -------------  ------------  ------------  -------------  ----------  ------------

EXPENSES
  ADVISORY FEES..........        599,582             0     1,386,226        955,101           0             0
  ADMINISTRATION FEES....         89,937     1,063,854       234,347        150,387      11,367       393,222
  CUSTODY FEES...........         74,789             0        34,255         20,904           0             0
  SHAREHOLDER SERVICING
    FEES.................        149,896       598,098       333,354         93,848       6,978       244,477
  PORTFOLIO ACCOUNTING
    FEES.................         63,504        63,655        78,592         43,351      19,865        20,791
  TRANSFER AGENT
    A SHARES.............         30,727       119,575       258,541         10,969         N/A           N/A
    B SHARES.............         79,743       270,725       155,702          2,234         N/A           N/A
    C SHARES.............          2,251         3,273(1)       17,212           N/A        N/A           N/A
    I SHARES.............          5,000(1)      396,491       25,568        77,364       6,033       186,315
    O SHARES.............            N/A           N/A           N/A            N/A         N/A           N/A
  DISTRIBUTION FEES
    A SHARES.............              0        20,221             0              0         N/A           N/A
    B SHARES.............        190,307     1,054,110       247,816         16,674         N/A           N/A
    C SHARES.............          4,618        13,637(1)       70,644           N/A        N/A           N/A
    I SHARES.............              0(1)            0            0             0           0             0
    O SHARES.............            N/A           N/A           N/A            N/A         N/A           N/A
  AMORTIZATION OF
    ORGANIZATION COSTS...         10,027         1,424         5,451              0         723         1,424
  LEGAL AND AUDIT FEES...         31,085        88,513        12,044          7,575       2,921        12,675
  REGISTRATION FEES......         20,055       136,587       106,975         17,405       8,469        59,635
  DIRECTORS' FEES........          2,306         2,863         2,268          2,082       2,280         2,357
  SHAREHOLDER REPORTS....         15,041        34,968        70,820          3,744         312        28,856
  OTHER..................          5,765        78,927        15,110          7,834         370        13,569
                           -------------  ------------  ------------  -------------  ----------  ------------
TOTAL EXPENSES...........      1,374,633     3,946,921     3,054,925      1,409,472      59,318       963,321
                           -------------  ------------  ------------  -------------  ----------  ------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............       (167,052)     (789,296)     (779,583)       (47,991)    (13,267)      (47,343)
  NET EXPENSES...........      1,207,581     3,157,625     2,275,342      1,361,481      46,051       915,978
                           -------------  ------------  ------------  -------------  ----------  ------------
NET INVESTMENT INCOME
  (LOSS).................       (653,175)   (5,227,658)   (1,495,996)      (582,056)    (45,692)   (1,725,603)
                           -------------  ------------  ------------  -------------  ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............      9,324,255             0   108,614,544     26,421,674           0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........              0             0             0              0           0             0
  FOREIGN CURRENCY
    TRANSACTIONS.........       (261,967)            0             0              0           0             0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0    15,866,587             0              0   1,570,575   105,796,933
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0             0             0              0           0             0
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0             0             0              0           0             0
                           -------------  ------------  ------------  -------------  ----------  ------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......      9,062,288    15,866,587   108,614,544     26,421,674   1,570,575   105,796,933
                           -------------  ------------  ------------  -------------  ----------  ------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............     26,611,470             0    14,610,087     35,973,446           0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........              0             0             0              0           0             0
  FOREIGN CURRENCY
    TRANSACTIONS.........         18,081             0             0              0           0             0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0   498,897,491             0              0   1,472,628    91,072,116
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0             0             0              0           0             0
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0             0             0              0           0             0
                           -------------  ------------  ------------  -------------  ----------  ------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     26,629,551   498,897,491    14,610,087     35,973,446   1,472,628    91,072,116
                           -------------  ------------  ------------  -------------  ----------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........     35,691,839   514,764,078   123,224,631     62,395,120   3,043,203   196,869,049
                           -------------  ------------  ------------  -------------  ----------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $  35,038,664  $509,536,420  $121,728,635  $  61,813,064  $2,997,511  $195,143,446
                           -------------  ------------  ------------  -------------  ----------  ------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $289,475
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $218,552
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $384,132

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   DISCIPLINED GROWTH
                                                    -------------------------------------------------
                                                       (UNAUDITED)
                                                       FOR THE SIX        FOR THE FOUR        FOR THE
                                                      MONTHS ENDED        MONTHS ENDED     YEAR ENDED
                                                    MARCH 31, 2000  SEPTEMBER 30, 1999   MAY 31, 1999
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS..............................  $  49,972,894    $     54,306,519   $  12,324,701
OPERATIONS:
NET INVESTMENT INCOME (LOSS)......................         30,570             (54,594)        (60,021)
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS...............      6,907,106           1,517,460      (1,387,934)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
  ASSETS AND LIABILITIES IN FOREIGN CURRENCIES....       (600,630)         (1,428,717)     11,275,557
                                                    -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................      6,337,046              34,149       9,827,602
                                                    -------------    ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A.......................................            N/A                 N/A             N/A
    CLASS B.......................................            N/A                 N/A             N/A
    CLASS C.......................................            N/A                 N/A             N/A
    CLASS I.......................................              0                   0          (1,648)
    CLASS O.......................................            N/A                 N/A             N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.......................................            N/A                 N/A             N/A
    CLASS B.......................................            N/A                 N/A             N/A
    CLASS C.......................................            N/A                 N/A             N/A
    CLASS I.......................................       (967,962)                  0               0
    CLASS O.......................................            N/A                 N/A             N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A.............            N/A                 N/A             N/A
  REINVESTMENT OF DIVIDENDS - CLASS A.............            N/A                 N/A             N/A
  COST OF SHARES REDEEMED - CLASS A...............            N/A                 N/A             N/A
                                                    -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A.......            N/A                 N/A             N/A
                                                    -------------    ----------------   -------------
  PROCEEDS FROM SHARES SOLD - CLASS B.............            N/A                 N/A             N/A
  REINVESTMENT OF DIVIDENDS - CLASS B.............            N/A                 N/A             N/A
  COST OF SHARES REDEEMED - CLASS B...............            N/A                 N/A             N/A
                                                    -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B.......            N/A                 N/A             N/A
                                                    -------------    ----------------   -------------
  PROCEEDS FROM SHARES SOLD - CLASS C.............            N/A                 N/A             N/A
  REINVESTMENT OF DIVIDENDS - CLASS C.............            N/A                 N/A             N/A
  COST OF SHARES REDEEMED - CLASS C...............            N/A                 N/A             N/A
                                                    -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C.......            N/A                 N/A             N/A
                                                    -------------    ----------------   -------------
  PROCEEDS FROM SHARES SOLD - CLASS I.............      1,528,923           1,884,982      44,185,119(1)
  REINVESTMENT OF DIVIDENDS - CLASS I.............        173,866                   0               0
  COST OF SHARES REDEEMED - CLASS I...............    (18,549,900)         (6,252,756)    (12,029,255)
                                                    -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS I.......    (16,847,111)         (4,367,774)     32,155,864
                                                    -------------    ----------------   -------------
  PROCEEDS FROM SHARES SOLD - CLASS O.............            N/A                 N/A             N/A
  REINVESTMENT OF DIVIDENDS - CLASS O.............            N/A                 N/A             N/A
  COST OF SHARES REDEEMED - CLASS O...............            N/A                 N/A             N/A
                                                    -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS O.......            N/A                 N/A             N/A
                                                    -------------    ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS.............    (11,478,027)         (4,333,625)     41,981,818
                                                    -------------    ----------------   -------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------
  ENDING NET ASSETS...............................  $  38,494,867    $     49,972,894   $  54,306,519
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A...........................            N/A                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS A.......................................            N/A                 N/A             N/A
  SHARES REDEEMED - CLASS A.......................            N/A                 N/A             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A.........................................            N/A                 N/A             N/A
  SHARES SOLD - CLASS B...........................            N/A                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS B.......................................            N/A                 N/A             N/A
  SHARES REDEEMED - CLASS B.......................            N/A                 N/A             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B.........................................            N/A                 N/A             N/A
  SHARES SOLD - CLASS C...........................            N/A                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS C.......................................            N/A                 N/A             N/A
  SHARES REDEEMED - CLASS C.......................            N/A                 N/A             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS C.........................................            N/A                 N/A             N/A
  SHARES SOLD - CLASS I...........................        131,614             162,960       4,691,848(1)
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS I.......................................         14,709                   0               0
  SHARES REDEEMED - CLASS I.......................     (1,559,035)           (539,891)     (1,114,800)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS I.........................................     (1,412,712)           (376,931)      3,577,048
  SHARES SOLD - CLASS O...........................            N/A                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS O.......................................            N/A                 N/A             N/A
  SHARES REDEEMED - CLASS O.......................            N/A                 N/A             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS O.........................................            N/A                 N/A             N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................  $      30,570    $              0   $           0
                                                    -------------    ----------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                             DIVERSIFIED EQUITY
                           ------------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX        FOR THE FOUR            FOR THE
                              MONTHS ENDED        MONTHS ENDED         YEAR ENDED
                            MARCH 31, 2000  SEPTEMBER 30, 1999       MAY 31, 1999
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $ 2,088,989,003   $  1,810,607,147    $ 1,658,240,431
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................        2,005,867          2,815,526          7,263,003
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........      140,773,104         48,744,179         69,434,989
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....      242,035,943        (79,055,363)       155,158,955
                           ---------------   ----------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      384,814,914        (27,495,658)       231,856,947
                           ---------------   ----------------    ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............         (232,589)                 0           (269,774)
    CLASS B..............                0                  0                  0
    CLASS C..............                0                  0               (905)
    CLASS I..............       (5,929,451)                 0         (6,719,636)
    CLASS O..............              N/A                N/A                N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............       (4,002,286)                 0         (1,318,172)
    CLASS B..............       (6,565,599)                 0         (2,118,718)
    CLASS C..............         (128,326)                 0             (4,423)
    CLASS I..............     (102,031,149)                 0        (32,833,554)
    CLASS O..............              N/A                N/A                N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......      239,176,454          5,251,832         18,382,464
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        4,141,189                  0          1,555,531
  COST OF SHARES REDEEMED
    - CLASS A............     (236,922,050)        (3,983,360)       (13,727,157)
                           ---------------   ----------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        6,395,593          1,268,472          6,210,838
                           ---------------   ----------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......       17,617,106          7,782,318         26,937,589
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............        6,380,326                  0          2,057,513
  COST OF SHARES REDEEMED
    - CLASS B............       (9,898,992)        (4,039,229)       (10,529,111)
                           ---------------   ----------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................       14,098,440          3,743,089         18,465,991
                           ---------------   ----------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......        3,679,386          1,598,629            531,763
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............          127,405                  0              4,011
  COST OF SHARES REDEEMED
    - CLASS C............         (545,479)           (93,687)           (19,649)
                           ---------------   ----------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................        3,261,312          1,504,942            516,125
                           ---------------   ----------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......      106,748,467        409,909,858        308,645,466
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............      106,058,084                  0         38,912,029
  COST OF SHARES REDEEMED
    - CLASS I............     (261,268,105)      (110,548,847)      (408,975,498)
                           ---------------   ----------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................      (48,461,554)       299,361,011        (61,418,003)
                           ---------------   ----------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......              N/A                N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............              N/A                N/A                N/A
  COST OF SHARES REDEEMED
    - CLASS O............              N/A                N/A                N/A
                           ---------------   ----------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................              N/A                N/A                N/A
                           ---------------   ----------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      241,219,305        278,381,856        152,366,716
                           ---------------   ----------------    ---------------
NET ASSETS:
---------------------------------------------------------------------------------
  ENDING NET ASSETS......  $ 2,330,208,308   $  2,088,989,003    $ 1,810,607,147
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............        4,741,179            105,338            413,591
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           82,248                  0             35,487
  SHARES REDEEMED -
    CLASS A..............       (4,663,485)           (80,188)          (311,744)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          159,942             25,150            137,334
  SHARES SOLD -
    CLASS B..............          351,469            158,234            613,385
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          128,480                  0             47,366
  SHARES REDEEMED -
    CLASS B..............         (197,492)           (82,020)          (240,909)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................          282,457             76,214            419,842
  SHARES SOLD -
    CLASS C..............           72,335             32,736             11,575
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            2,533                  0                 91
  SHARES REDEEMED -
    CLASS C..............          (10,382)            (1,850)              (429)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................           64,486             30,886             11,237
  SHARES SOLD -
    CLASS I..............        2,096,946          8,082,334          6,936,823
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............        2,106,835                  0            888,401
  SHARES REDEEMED -
    CLASS I..............       (5,117,841)        (2,217,985)        (9,367,163)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         (914,060)         5,864,349         (1,541,939)
  SHARES SOLD -
    CLASS O..............              N/A                N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............              N/A                N/A                N/A
  SHARES REDEEMED -
    CLASS O..............              N/A                N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................              N/A                N/A                N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $     4,081,558   $      8,237,731    $     5,854,223
                           ---------------   ----------------    ---------------

                                            DIVERSIFIED SMALL CAP
                           -------------------------------------------------------
                                 (UNAUDITED)
                                 FOR THE SIX        FOR THE FOUR           FOR THE
                                MONTHS ENDED        MONTHS ENDED        YEAR ENDED
                              MARCH 31, 2000  SEPTEMBER 30, 1999      MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....    $  69,286,908     $    62,241,111     $  12,551,165
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................          (19,761)            (43,240)          (19,783)
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........        5,264,359           2,218,511        (4,092,709)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....        8,779,655          (2,252,298)        3,595,266
                             -------------     ---------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........       14,024,253             (77,027)         (517,226)
                             -------------     ---------------     -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                0                   0              (102)
    CLASS B..............                0                   0                 0
    CLASS C..............              N/A                 N/A               N/A
    CLASS I..............                0                   0            (1,573)
    CLASS O..............              N/A                 N/A               N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                0                   0                 0
    CLASS B..............                0                   0                 0
    CLASS C..............              N/A                 N/A               N/A
    CLASS I..............                0                   0                 0
    CLASS O..............              N/A                 N/A               N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          184,051              19,737         2,942,162
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                0                   0               102
  COST OF SHARES REDEEMED
    - CLASS A............         (741,782)           (262,777)       (1,656,498)
                             -------------     ---------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (557,731)           (243,040)        1,285,766
                             -------------     ---------------     -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          162,990             124,041           495,965
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                0                   0                 0
  COST OF SHARES REDEEMED
    - CLASS B............          (42,016)            (42,387)          (46,696)
                             -------------     ---------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          120,974              81,654           449,269
                             -------------     ---------------     -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......              N/A                 N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              N/A                 N/A               N/A
  COST OF SHARES REDEEMED
    - CLASS C............              N/A                 N/A               N/A
                             -------------     ---------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................              N/A                 N/A               N/A
                             -------------     ---------------     -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......       31,119,564          13,260,671        59,524,813
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............                0                   0             1,066
  COST OF SHARES REDEEMED
    - CLASS I............      (22,546,554)         (5,976,461)      (11,052,067)
                             -------------     ---------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................        8,573,010           7,284,210        48,473,812
                             -------------     ---------------     -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......              N/A                 N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............              N/A                 N/A               N/A
  COST OF SHARES REDEEMED
    - CLASS O............              N/A                 N/A               N/A
                             -------------     ---------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................              N/A                 N/A               N/A
                             -------------     ---------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       22,160,506           7,045,797        49,689,946
                             -------------     ---------------     -------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......    $  91,447,414     $    69,286,908     $  62,241,111
SHARES ISSUED AND REDEEME
  SHARES SOLD -
    CLASS A..............           17,602               1,973           329,220
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                0                   0                11
  SHARES REDEEMED -
    CLASS A..............          (71,697)            (26,807)         (171,238)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          (54,095)            (24,834)          157,993
  SHARES SOLD -
    CLASS B..............           16,587              13,455            58,846
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                0                   0                 0
  SHARES REDEEMED -
    CLASS B..............           (4,111)             (4,386)           (5,692)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           12,476               9,069            53,154
  SHARES SOLD -
    CLASS C..............              N/A                 N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              N/A                 N/A               N/A
  SHARES REDEEMED -
    CLASS C..............              N/A                 N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................              N/A                 N/A               N/A
  SHARES SOLD -
    CLASS I..............        3,123,003           1,421,871         6,784,576
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............                0                   0               123
  SHARES REDEEMED -
    CLASS I..............       (2,256,374)           (647,523)       (1,277,086)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................          866,629             774,348         5,507,613
  SHARES SOLD -
    CLASS O..............              N/A                 N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............              N/A                 N/A               N/A
  SHARES REDEEMED -
    CLASS O..............              N/A                 N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................              N/A                 N/A               N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......    $     (19,761)    $             0     $           0
                             -------------     ---------------     -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        EQUITY INCOME
                                                    ------------------------------------------------------
                                                          (UNAUDITED)
                                                          FOR THE SIX        FOR THE FOUR          FOR THE
                                                         MONTHS ENDED        MONTHS ENDED       YEAR ENDED
                                                       MARCH 31, 2000  SEPTEMBER 30, 1999     MAY 31, 1999
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS..............................   $ 1,701,406,862    $  1,732,495,848   $ 1,356,914,311
OPERATIONS:
NET INVESTMENT INCOME (LOSS)......................        10,111,653           6,337,791        17,704,393
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS...............        42,657,592          37,939,911         7,349,243
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
  ASSETS AND LIABILITIES IN FOREIGN CURRENCIES....       (58,826,174)       (119,421,858)      197,583,941
                                                     ---------------    ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................        (6,056,929)        (75,144,156)      222,637,577
                                                     ---------------    ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A.......................................        (1,128,378)           (560,495)       (1,080,235)
    CLASS B.......................................          (352,081)           (171,989)         (454,877)
    CLASS C.......................................           (10,300)             (3,398)           (1,183)
    CLASS I.......................................        (8,783,581)         (7,794,280)      (16,436,298)
    CLASS O.......................................               N/A                 N/A               N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.......................................        (2,648,896)                  0          (532,668)
    CLASS B.......................................        (2,935,836)                  0          (507,071)
    CLASS C.......................................           (55,810)                  0               (66)
    CLASS I.......................................       (35,453,689)                  0        (8,080,050)
    CLASS O.......................................               N/A                 N/A               N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A.............       142,121,159(2)        14,414,264       31,030,310
  REINVESTMENT OF DIVIDENDS - CLASS A.............         3,573,321             527,543         1,790,207
  COST OF SHARES REDEEMED - CLASS A...............       (35,424,892)         (5,536,628)      (14,225,873)
                                                     ---------------    ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A.......       110,269,588           9,405,179        18,594,644
                                                     ---------------    ----------------   ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B.............        74,634,324(2)        22,009,648       36,986,937
  REINVESTMENT OF DIVIDENDS - CLASS B.............         3,156,958             165,143           928,800
  COST OF SHARES REDEEMED - CLASS B...............       (27,375,799)         (4,190,970)       (9,778,614)
                                                     ---------------    ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B.......        50,415,483          17,983,821        28,137,123
                                                     ---------------    ----------------   ---------------
  PROCEEDS FROM SHARES SOLD - CLASS C.............         4,021,682           1,182,833         1,073,688
  REINVESTMENT OF DIVIDENDS - CLASS C.............            59,456               2,957               406
  COST OF SHARES REDEEMED - CLASS C...............          (977,212)            (53,142)           (2,757)
                                                     ---------------    ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C.......         3,103,926           1,132,648         1,071,337
                                                     ---------------    ----------------   ---------------
  PROCEEDS FROM SHARES SOLD - CLASS I.............       119,090,852          82,657,036       322,396,267(3)
  REINVESTMENT OF DIVIDENDS - CLASS I.............        25,226,411           2,205,592         7,548,280
  COST OF SHARES REDEEMED - CLASS I...............      (201,490,048)        (60,798,944)     (197,711,243)
                                                     ---------------    ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS I.......       (57,172,785)         24,063,684       132,233,304
                                                     ---------------    ----------------   ---------------
  PROCEEDS FROM SHARES SOLD - CLASS O.............               N/A                 N/A               N/A
  REINVESTMENT OF DIVIDENDS - CLASS O.............               N/A                 N/A               N/A
  COST OF SHARES REDEEMED - CLASS O...............               N/A                 N/A               N/A
                                                     ---------------    ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS O.......               N/A                 N/A               N/A
                                                     ---------------    ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS.............        49,190,712         (31,088,986)      375,581,537
                                                     ---------------    ----------------   ---------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS...............................   $ 1,750,597,574    $  1,701,406,862   $ 1,732,495,848
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A...........................         3,237,592(2)           306,313          746,028
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS A.......................................            81,780              11,703            37,930
  SHARES REDEEMED - CLASS A.......................          (833,251)           (118,467)         (340,027)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A.........................................         2,486,121             199,549           443,931
  SHARES SOLD - CLASS B...........................         1,709,654(2)           469,263          879,514
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS B.......................................            72,062               3,688            23,066
  SHARES REDEEMED - CLASS B.......................          (649,012)            (89,092)         (235,545)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B.........................................         1,132,704             383,859           667,035
  SHARES SOLD - CLASS C...........................            91,460              24,641            23,317
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS C.......................................             1,325                  64                29
  SHARES REDEEMED - CLASS C.......................           (22,564)             (1,104)              (59)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS C.........................................            70,221              23,601            23,287
  SHARES SOLD - CLASS I...........................         2,743,981           1,755,656         6,894,900(3)
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS I.......................................           575,430              48,885         1,081,099
  SHARES REDEEMED - CLASS I.......................        (4,744,713)         (1,291,122)       (4,683,126)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS I.........................................        (1,425,302)            513,419         3,292,873
  SHARES SOLD - CLASS O...........................               N/A                 N/A               N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS O.......................................               N/A                 N/A               N/A
  SHARES REDEEMED - CLASS O.......................               N/A                 N/A               N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS O.........................................               N/A                 N/A               N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................   $       457,740    $        620,427   $     2,812,753
                                                     ---------------    ----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                       EQUITY INDEX                             EQUITY VALUE                    GROWTH
                           -------------------------------------  ----------------------------------------  --------------
                                 (UNAUDITED)                            (UNAUDITED)                            (UNAUDITED)
                                 FOR THE SIX             FOR THE        FOR THE SIX                FOR THE     FOR THE SIX
                                MONTHS ENDED          YEAR ENDED       MONTHS ENDED             YEAR ENDED    MONTHS ENDED
                              MARCH 31, 2000  SEPTEMBER 30, 1999     MARCH 31, 2000     SEPTEMBER 30, 1999  MARCH 31, 2000
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....    $ 678,042,470     $   536,277,099      $ 214,323,605        $   284,877,531    $ 393,631,019
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................        1,702,587           4,142,194            289,352              2,021,200         (764,375)
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........       29,737,925          30,876,204          3,014,260             29,851,190       85,318,168
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....       81,372,501         106,433,974         12,935,036            (12,549,932)      (1,454,386)
                             -------------     ---------------      -------------        ---------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      112,813,013         141,452,372         16,238,648             19,322,458       83,099,407
                             -------------     ---------------      -------------        ---------------    -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............         (800,898)         (4,167,469)           (52,652)              (347,194)               0
    CLASS B..............               (3)                  0                (15)            (1,539,520)               0
    CLASS C..............              N/A                 N/A                  0               (135,267)             N/A
    CLASS I..............              N/A                 N/A           (310,948)                (2,142)               0
    CLASS O..............                0                   0                N/A                    N/A              N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............      (24,468,798)        (26,108,859)        (4,526,606)            (3,538,387)     (41,351,152)
    CLASS B..............       (3,014,562)         (1,095,863)        (8,577,450)           (13,698,449)      (8,082,200)
    CLASS C..............              N/A                 N/A           (132,900)            (6,065,329)             N/A
    CLASS I..............              N/A                 N/A        (18,324,643)              (109,507)      (2,317,941)
    CLASS O..............              (10)                  0                N/A                    N/A              N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       29,275,282          69,401,290          1,276,510              2,964,282       26,796,322(4)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............       25,103,225          31,362,005          4,291,930              3,820,382       40,730,919
  COST OF SHARES REDEEMED
    - CLASS A............      (78,255,077)       (115,068,851)        (8,432,352)           (17,801,986)     (51,363,589)
                             -------------     ---------------      -------------        ---------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................      (23,876,570)        (14,305,556)        (2,863,912)           (11,017,322)      16,163,652
                             -------------     ---------------      -------------        ---------------    -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......       24,321,195          49,781,286          1,579,613              5,260,255       11,321,068(4)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............        2,930,535           1,083,255          8,493,133              6,221,027        7,997,501
  COST OF SHARES REDEEMED
    - CLASS B............       (9,733,459)         (4,874,045)       (13,887,834)           (24,273,622)      (7,728,148)
                             -------------     ---------------      -------------        ---------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................       17,518,271          45,990,496         (3,815,088)           (12,792,340)      11,590,421
                             -------------     ---------------      -------------        ---------------    -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......              N/A                 N/A             68,899                493,290              N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              N/A                 N/A            122,175                 95,492              N/A
  COST OF SHARES REDEEMED
    - CLASS C............              N/A                 N/A           (107,191)              (920,285)             N/A
                             -------------     ---------------      -------------        ---------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................              N/A                 N/A             83,883               (331,503)             N/A
                             -------------     ---------------      -------------        ---------------    -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......              N/A                 N/A          4,341,382             12,846,565      123,851,297(4)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............              N/A                 N/A         15,073,176             12,753,772        1,401,843
  COST OF SHARES REDEEMED
    - CLASS I............              N/A                 N/A        (41,819,999)           (65,899,760)     (93,391,155)
                             -------------     ---------------      -------------        ---------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................              N/A                 N/A        (22,405,441)           (40,299,423)      31,861,985
                             -------------     ---------------      -------------        ---------------    -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                0                 250                N/A                    N/A              N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                8                   0                N/A                    N/A              N/A
  COST OF SHARES REDEEMED
    - CLASS O............                0                   0                N/A                    N/A              N/A
                             -------------     ---------------      -------------        ---------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                8                 250                N/A                    N/A              N/A
                             -------------     ---------------      -------------        ---------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       78,170,451         141,765,371        (44,687,124)           (70,553,926)      90,964,172
                             -------------     ---------------      -------------        ---------------    -------------
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......    $ 756,212,921     $   678,042,470      $ 169,636,481        $   214,323,605    $ 484,595,191
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............          352,666             891,085             99,064                189,690        1,236,943(4)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          298,520             436,527            339,476                252,766        1,945,125
  SHARES REDEEMED -
    CLASS A..............         (938,031)         (1,495,986)          (628,745)            (1,139,567)      (2,285,839)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (286,845)           (168,374)          (190,205)              (697,111)         896,229
  SHARES SOLD -
    CLASS B..............          291,788             634,985            147,926                411,338          747,497(4)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           34,781              15,222            820,321                503,665          542,203
  SHARES REDEEMED -
    CLASS B..............         (116,812)            (63,325)        (1,273,476)            (1,904,338)        (489,945)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................          209,757             586,882           (305,229)              (989,335)         799,755
  SHARES SOLD -
    CLASS C..............              N/A                 N/A              6,342                 38,141              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              N/A                 N/A             11,804                  7,730              N/A
  SHARES REDEEMED -
    CLASS C..............              N/A                 N/A             (9,094)               (72,519)             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................              N/A                 N/A              9,052                (26,648)             N/A
  SHARES SOLD -
    CLASS I..............              N/A                 N/A            318,249                818,239        4,975,345(4)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............              N/A                 N/A          1,193,200                844,162           57,078
  SHARES REDEEMED -
    CLASS I..............              N/A                 N/A         (3,206,090)            (4,180,892)      (3,584,654)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................              N/A                 N/A         (1,694,641)            (2,518,491)       1,447,769
  SHARES SOLD -
    CLASS O..............                0                   3                N/A                    N/A              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                0                   0                N/A                    N/A              N/A
  SHARES REDEEMED -
    CLASS O..............                0                   0                N/A                    N/A              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                0                   3                N/A                    N/A              N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......    $     901,686     $             0      $     (74,263)       $             0    $  (1,035,313)
                             -------------     ---------------      -------------        ---------------    -------------

                                 GROWTH
                           ------------------

                                      FOR THE
                                   YEAR ENDED
                           SEPTEMBER 30, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....   $   368,436,666
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................          (199,964)
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........        51,072,520
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....        54,639,066
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........       105,511,622
                            ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............          (132,579)
    CLASS B..............                 0
    CLASS C..............               N/A
    CLASS I..............           (19,031)
    CLASS O..............               N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............       (47,058,207)
    CLASS B..............        (7,706,288)
    CLASS C..............               N/A
    CLASS I..............        (2,310,431)
    CLASS O..............               N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        24,458,931
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        46,699,469
  COST OF SHARES REDEEMED
    - CLASS A............      (101,716,364)
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................       (30,557,964)
                            ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......        10,008,441
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............         7,535,252
  COST OF SHARES REDEEMED
    - CLASS B............       (11,472,924)
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................         6,070,769
                            ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               N/A
  COST OF SHARES REDEEMED
    - CLASS C............               N/A
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................               N/A
                            ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......         4,328,154
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............         1,358,567
  COST OF SHARES REDEEMED
    - CLASS I............        (4,290,259)
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................         1,396,462
                            ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............               N/A
  COST OF SHARES REDEEMED
    - CLASS O............               N/A
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................               N/A
                            ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        25,194,353
                            ---------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......   $   393,631,019
SHARES ISSUED AND REDEEME
  SHARES SOLD -
    CLASS A..............         1,073,917
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         2,283,029
  SHARES REDEEMED -
    CLASS A..............        (4,470,969)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................        (1,114,023)
  SHARES SOLD -
    CLASS B..............           617,603
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           520,123
  SHARES REDEEMED -
    CLASS B..............          (712,314)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           425,412
  SHARES SOLD -
    CLASS C..............               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               N/A
  SHARES REDEEMED -
    CLASS C..............               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................               N/A
  SHARES SOLD -
    CLASS I..............           160,901
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............            56,609
  SHARES REDEEMED -
    CLASS I..............          (158,939)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................            58,571
  SHARES SOLD -
    CLASS O..............               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............               N/A
  SHARES REDEEMED -
    CLASS O..............               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................               N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......   $      (433,260)
                            ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       GROWTH EQUITY
                                                    ---------------------------------------------------
                                                       (UNAUDITED)
                                                       FOR THE SIX        FOR THE FOUR          FOR THE
                                                      MONTHS ENDED        MONTHS ENDED       YEAR ENDED
                                                    MARCH 31, 2000  SEPTEMBER 30, 1999     MAY 31, 1999
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS..............................  $ 687,495,546    $   956,955,739    $ 1,071,433,000
OPERATIONS:
NET INVESTMENT INCOME (LOSS)......................     (1,836,390)            68,585           (885,620)
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS...............     89,162,166         42,441,356         65,419,167
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
  ASSETS AND LIABILITIES IN FOREIGN CURRENCIES....    110,146,110        (12,838,022)         4,756,363
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    197,471,886         29,671,919         69,289,910
                                                    -------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A.......................................              0                  0            (14,034)
    CLASS B.......................................              0                  0                  0
    CLASS C.......................................              0                  0                (30)
    CLASS I.......................................              0                  0           (743,167)
    CLASS O.......................................            N/A                N/A                N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.......................................     (2,574,817)                 0         (1,027,051)
    CLASS B.......................................     (3,092,032)                 0         (1,049,213)
    CLASS C.......................................        (89,230)                 0             (2,165)
    CLASS I.......................................    (95,616,301)                 0        (54,387,314)
    CLASS O.......................................            N/A                N/A                N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A.............     77,474,165         73,248,493          3,376,261
  REINVESTMENT OF DIVIDENDS - CLASS A.............      2,570,732                  0          1,037,693
  COST OF SHARES REDEEMED - CLASS A...............    (86,756,627)       (67,273,692)        (8,534,711)
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A.......     (6,711,730)         5,974,801         (4,120,757)
                                                    -------------    ---------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B.............      2,118,404            698,018          3,615,753
  REINVESTMENT OF DIVIDENDS - CLASS B.............      3,034,802                  0          1,032,313
  COST OF SHARES REDEEMED - CLASS B...............     (1,361,691)          (764,230)        (2,465,177)
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B.......      3,791,515            (66,212)         2,182,889
                                                    -------------    ---------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS C.............        893,748            303,286             54,890
  REINVESTMENT OF DIVIDENDS - CLASS C.............         89,222                  0              2,195
  COST OF SHARES REDEEMED - CLASS C...............       (288,209)           (28,052)               (49)
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C.......        694,761            275,234             57,036
                                                    -------------    ---------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS I.............     62,884,550         27,122,299        120,780,283
  REINVESTMENT OF DIVIDENDS - CLASS I.............     95,133,622                  0         55,000,456
  COST OF SHARES REDEEMED - CLASS I...............    (83,616,543)      (332,438,234)      (300,444,104)
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS I.......     74,401,629       (305,315,935)      (124,663,365)
                                                    -------------    ---------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS O.............            N/A                N/A                N/A
  REINVESTMENT OF DIVIDENDS - CLASS O.............            N/A                N/A                N/A
  COST OF SHARES REDEEMED - CLASS O...............            N/A                N/A                N/A
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS O.......            N/A                N/A                N/A
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS.............    168,275,681       (269,460,193)      (114,477,261)
                                                    -------------    ---------------    ---------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS...............................  $ 855,771,227    $   687,495,546    $   956,955,739
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A...........................      2,000,723          1,951,289             96,167
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS A.......................................         70,450                  0             31,004
  SHARES REDEEMED - CLASS A.......................     (2,215,843)        (1,785,546)          (251,667)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A.........................................       (144,670)           165,743           (124,496)
  SHARES SOLD - CLASS B...........................         56,528             19,110            106,848
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS B.......................................         85,705                  0             31,425
  SHARES REDEEMED - CLASS B.......................        (35,915)           (20,669)           (73,787)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B.........................................        106,318             (1,559)            64,486
  SHARES SOLD - CLASS C...........................         23,115              7,771              1,587
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS C.......................................          2,448                  0                 65
  SHARES REDEEMED - CLASS C.......................         (7,140)              (734)                (1)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS C.........................................         18,423              7,037              1,651
  SHARES SOLD - CLASS I...........................      1,617,680            720,339          3,479,533
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS I.......................................      2,606,401                  0          1,643,276
  SHARES REDEEMED - CLASS I.......................     (2,155,331)        (8,674,078)        (8,597,077)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS I.........................................      2,068,750         (7,953,739)        (3,474,268)
  SHARES SOLD - CLASS O...........................            N/A                N/A                N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS O.......................................            N/A                N/A                N/A
  SHARES REDEEMED - CLASS O.......................            N/A                N/A                N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS O.........................................            N/A                N/A                N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................  $  (2,198,997)   $      (362,607)   $      (159,002)
                                                    -------------    ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                                   INDEX                                      INTERNATIONAL
                           -----------------------------------------------------  -------------------------------------
                              (UNAUDITED)                                               (UNAUDITED)
                              FOR THE SIX        FOR THE FOUR            FOR THE        FOR THE SIX        FOR THE FOUR
                             MONTHS ENDED        MONTHS ENDED         YEAR ENDED       MONTHS ENDED        MONTHS ENDED
                           MARCH 31, 2000  SEPTEMBER 30, 1999       MAY 31, 1999     MARCH 31, 2000  SEPTEMBER 30, 1999
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $ 813,861,358    $  1,154,289,145    $   784,205,413     $ 279,133,783     $   276,079,108
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................      4,923,507           3,615,364         11,996,814        (1,090,172)            843,930
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........     20,050,454           8,002,770         11,843,739        59,334,673          11,341,632
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....    120,311,343          (1,124,074)       152,331,751        13,648,819            (748,412)
                           -------------    ----------------    ---------------     -------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    145,285,304          10,494,060        176,172,304        71,893,320          11,437,150
                           -------------    ----------------    ---------------     -------------     ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............            N/A                 N/A                N/A                 0                   0
    CLASS B..............            N/A                 N/A                N/A                 0                   0
    CLASS C..............            N/A                 N/A                N/A               N/A                 N/A
    CLASS I..............     (3,992,551)         (7,598,355)        (9,565,947)                0                   0
    CLASS O..............            N/A                 N/A                N/A               N/A                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............            N/A                 N/A                N/A          (339,005)                  0
    CLASS B..............            N/A                 N/A                N/A          (214,671)                  0
    CLASS C..............            N/A                 N/A                N/A               N/A                 N/A
    CLASS I..............    (10,707,183)         (5,815,851)        (8,472,998)      (27,284,142)                  0
    CLASS O..............            N/A                 N/A                N/A               N/A                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......            N/A                 N/A                N/A        22,536,391             316,554
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            N/A                 N/A                N/A           338,850                   0
  COST OF SHARES REDEEMED
    - CLASS A............            N/A                 N/A                N/A       (20,463,851)           (583,425)
                           -------------    ----------------    ---------------     -------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................            N/A                 N/A                N/A         2,411,390            (266,871)
                           -------------    ----------------    ---------------     -------------     ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......            N/A                 N/A                N/A           854,285             182,679
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            N/A                 N/A                N/A           210,493                   0
  COST OF SHARES REDEEMED
    - CLASS B............            N/A                 N/A                N/A          (180,290)           (280,747)
                           -------------    ----------------    ---------------     -------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................            N/A                 N/A                N/A           884,488             (98,068)
                           -------------    ----------------    ---------------     -------------     ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......            N/A                 N/A                N/A               N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A                 N/A                N/A               N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS C............            N/A                 N/A                N/A               N/A                 N/A
                           -------------    ----------------    ---------------     -------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................            N/A                 N/A                N/A               N/A                 N/A
                           -------------    ----------------    ---------------     -------------     ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......    194,375,952          92,744,713        420,043,740        64,784,598          16,178,616
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............     12,280,133          12,024,701         16,802,405        21,473,616                   0
  COST OF SHARES REDEEMED
    - CLASS I............   (153,701,185)       (442,277,055)      (224,895,772)      (77,036,271)        (24,196,152)
                           -------------    ----------------    ---------------     -------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................     52,954,900        (337,507,641)       211,950,373         9,221,943          (8,017,536)
                           -------------    ----------------    ---------------     -------------     ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......            N/A                 N/A                N/A               N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............            N/A                 N/A                N/A               N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS O............            N/A                 N/A                N/A               N/A                 N/A
                           -------------    ----------------    ---------------     -------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................            N/A                 N/A                N/A               N/A                 N/A
                           -------------    ----------------    ---------------     -------------     ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........    183,540,470        (340,427,787)       370,083,732        56,573,323           3,054,675
                           -------------    ----------------    ---------------     -------------     ---------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $ 997,401,828    $    813,861,358    $ 1,154,289,145     $ 335,707,106     $   279,133,783
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............            N/A                 N/A                N/A           845,112              13,424
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            N/A                 N/A                N/A            13,441                   0
  SHARES REDEEMED -
    CLASS A..............            N/A                 N/A                N/A          (759,094)            (24,360)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            N/A                 N/A                N/A            99,459             (10,936)
  SHARES SOLD -
    CLASS B..............            N/A                 N/A                N/A            32,714               7,788
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            N/A                 N/A                N/A             8,439                   0
  SHARES REDEEMED -
    CLASS B..............            N/A                 N/A                N/A            (7,059)            (11,596)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................            N/A                 N/A                N/A            34,094              (3,808)
  SHARES SOLD -
    CLASS C..............            N/A                 N/A                N/A               N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A                 N/A                N/A               N/A                 N/A
  SHARES REDEEMED -
    CLASS C..............            N/A                 N/A                N/A               N/A                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            N/A                 N/A                N/A               N/A                 N/A
  SHARES SOLD -
    CLASS I..............      3,346,093           1,654,171          8,282,644         2,467,835             679,900
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............        207,645             216,426            337,195           850,777                   0
  SHARES REDEEMED -
    CLASS I..............     (2,624,513)         (7,757,609)        (4,484,432)       (2,911,097)         (1,019,113)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................        929,225          (5,887,012)         4,135,407           407,515            (339,213)
  SHARES SOLD -
    CLASS O..............            N/A                 N/A                N/A               N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............            N/A                 N/A                N/A               N/A                 N/A
  SHARES REDEEMED -
    CLASS O..............            N/A                 N/A                N/A               N/A                 N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................            N/A                 N/A                N/A               N/A                 N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $   4,546,212    $      3,615,256    $     7,598,247     $    (453,747)    $       636,425
                           -------------    ----------------    ---------------     -------------     ---------------

                            INTERNATIONAL
                           ----------------

                                    FOR THE
                                 YEAR ENDED
                               MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....   $ 285,253,931
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................       1,173,546
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........      19,971,609
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....     (25,695,183)
                            -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      (4,550,028)
                            -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............         (28,212)
    CLASS B..............               0
    CLASS C..............             N/A
    CLASS I..............      (2,016,250)
    CLASS O..............             N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............         (77,857)
    CLASS B..............         (43,845)
    CLASS C..............             N/A
    CLASS I..............      (5,871,186)
    CLASS O..............             N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       1,205,713
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         105,370
  COST OF SHARES REDEEMED
    - CLASS A............      (1,683,986)
                            -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        (372,903)
                            -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         177,716
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          43,448
  COST OF SHARES REDEEMED
    - CLASS B............        (384,535)
                            -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        (163,371)
                            -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A
  COST OF SHARES REDEEMED
    - CLASS C............             N/A
                            -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................             N/A
                            -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......      62,195,018(5)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............       6,065,939
  COST OF SHARES REDEEMED
    - CLASS I............     (64,312,128)
                            -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................       3,948,829
                            -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............             N/A
  COST OF SHARES REDEEMED
    - CLASS O............             N/A
                            -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................             N/A
                            -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      (9,174,823)
                            -------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......   $ 276,079,108
SHARES ISSUED AND REDEEME
  SHARES SOLD -
    CLASS A..............          56,943
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           3,714
  SHARES REDEEMED -
    CLASS A..............         (75,036)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (14,379)
  SHARES SOLD -
    CLASS B..............           8,712
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           1,275
  SHARES REDEEMED -
    CLASS B..............         (17,633)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................          (7,646)
  SHARES SOLD -
    CLASS C..............             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             N/A
  SHARES REDEEMED -
    CLASS C..............             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             N/A
  SHARES SOLD -
    CLASS I..............       2,843,353(5)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............         204,563
  SHARES REDEEMED -
    CLASS I..............      (2,873,704)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         174,212
  SHARES SOLD -
    CLASS O..............             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............             N/A
  SHARES REDEEMED -
    CLASS O..............             N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................             N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......   $     124,058
                            -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            INTERNATIONAL EQUITY
                                                    -------------------------------------
                                                          (UNAUDITED)
                                                          FOR THE SIX             FOR THE
                                                         MONTHS ENDED          YEAR ENDED
                                                       MARCH 31, 2000  SEPTEMBER 30, 1999
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS..............................    $  74,363,026      $   54,209,347
OPERATIONS:
NET INVESTMENT INCOME (LOSS)......................         (653,175)           (340,209)
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS...............        9,062,288           1,389,052
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
  ASSETS AND LIABILITIES IN FOREIGN CURRENCIES....       26,629,551          17,289,884
                                                      -------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................       35,038,664          18,338,727
                                                      -------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A.......................................         (397,293)                  0
    CLASS B.......................................         (207,296)                  0
    CLASS C.......................................           (5,214)                  0
    CLASS I.......................................          (49,026)(6)              N/A
    CLASS O.......................................              N/A                 N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.......................................         (248,493)                  0
    CLASS B.......................................         (251,366)                  0
    CLASS C.......................................           (4,403)                  0
    CLASS I.......................................          (28,631)(6)              N/A
    CLASS O.......................................              N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A.............       19,778,876          13,225,267
  REINVESTMENT OF DIVIDENDS - CLASS A.............          447,162                   0
  COST OF SHARES REDEEMED - CLASS A...............      (12,738,632)         (9,375,889)
                                                      -------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A.......        7,487,406           3,849,378
                                                      -------------      --------------
  PROCEEDS FROM SHARES SOLD - CLASS B.............       12,869,732           4,426,553
  REINVESTMENT OF DIVIDENDS - CLASS B.............          443,992                   0
  COST OF SHARES REDEEMED - CLASS B...............       (2,161,599)         (6,742,516)
                                                      -------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B.......       11,152,125          (2,315,963)
                                                      -------------      --------------
  PROCEEDS FROM SHARES SOLD - CLASS C.............        1,662,153             494,318
  REINVESTMENT OF DIVIDENDS - CLASS C.............            8,916                   0
  COST OF SHARES REDEEMED - CLASS C...............         (266,317)           (212,781)
                                                      -------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C.......        1,404,752             281,537
                                                      -------------      --------------
  PROCEEDS FROM SHARES SOLD - CLASS I.............       78,417,709(6)              N/A
  REINVESTMENT OF DIVIDENDS - CLASS I.............           47,829(6)              N/A
  COST OF SHARES REDEEMED - CLASS I...............       (1,107,471)(6)              N/A
                                                      -------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS I.......       77,358,067(6)              N/A
                                                      -------------      --------------
  PROCEEDS FROM SHARES SOLD - CLASS O.............              N/A                 N/A
  REINVESTMENT OF DIVIDENDS - CLASS O.............              N/A                 N/A
  COST OF SHARES REDEEMED - CLASS O...............              N/A                 N/A
                                                      -------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS O.......              N/A                 N/A
                                                      -------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS.............      131,249,292          20,153,679
                                                      -------------      --------------
NET ASSETS:
-----------------------------------------------------------------------------------------
  ENDING NET ASSETS...............................    $ 205,612,318      $   74,363,026
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A...........................        1,240,367           1,079,764
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS A.......................................           28,301                   0
  SHARES REDEEMED - CLASS A.......................         (778,244)           (811,023)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A.........................................          490,424             268,741
  SHARES SOLD - CLASS B...........................          796,377             386,395
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS B.......................................           28,388                   0
  SHARES REDEEMED - CLASS B.......................         (136,061)           (594,655)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B.........................................          688,704            (208,260)
  SHARES SOLD - CLASS C...........................          100,822              40,508
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS C.......................................              571                   0
  SHARES REDEEMED - CLASS C.......................          (17,105)            (18,733)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS C.........................................           84,288              21,775
  SHARES SOLD - CLASS I...........................        4,647,342(6)              N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS I.......................................            3,047(6)              N/A
  SHARES REDEEMED - CLASS I.......................          (66,840)(6)              N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS I.........................................        4,583,549(6)              N/A
  SHARES SOLD - CLASS O...........................              N/A                 N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS O.......................................              N/A                 N/A
  SHARES REDEEMED - CLASS O.......................              N/A                 N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS O.........................................              N/A                 N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................    $    (654,690)     $     (432,626)
                                                      -------------      --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                             LARGE COMPANY GROWTH                                SMALL CAP GROWTH
                           --------------------------------------------------------     -----------------------------------
                                 (UNAUDITED)                                                (UNAUDITED)
                                 FOR THE SIX        FOR THE FOUR            FOR THE         FOR THE SIX             FOR THE
                                MONTHS ENDED        MONTHS ENDED         YEAR ENDED        MONTHS ENDED          YEAR ENDED
                              MARCH 31, 2000  SEPTEMBER 30, 1999       MAY 31, 1999      MARCH 31, 2000  SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....   $ 1,192,183,731    $    993,488,882     $ 232,499,225       $    59,113,644  $      81,834,324
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................        (5,227,658)         (2,090,597)       (3,030,143)           (1,495,996)          (573,422)
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........        15,866,587           3,410,766        38,470,599           108,614,544         10,238,590
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....       498,897,491         (21,396,941)      110,679,616            14,610,087         26,628,803
                            ---------------    ----------------     -------------       ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........       509,536,420         (20,076,772)      146,120,072           121,728,635         36,293,971
                            ---------------    ----------------     -------------       ---------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                 0                   0                 0                     0                  0
    CLASS B..............                 0                   0                 0                     0                  0
    CLASS C..............                 0(6)                 0                0                     0                  0
    CLASS I..............                 0                   0                 0                     0                  0
    CLASS O..............               N/A                 N/A               N/A                   N/A                N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............        (5,218,477)                  0           (82,577)           (1,617,411)          (859,083)
    CLASS B..............        (6,525,128)                  0           (70,277)           (1,864,340)        (1,058,347)
    CLASS C..............           (42,228)(6)                 0               0              (161,064)          (111,106)
    CLASS I..............       (24,942,890)                  0        (8,107,762)           (2,224,444)        (5,153,962)
    CLASS O..............               N/A                 N/A               N/A                   N/A                N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       134,645,331          63,888,122       263,443,496(7)        299,700,487(8)        24,654,196
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............         5,050,747                   0            82,347             1,418,980            813,764
  COST OF SHARES REDEEMED
    - CLASS A............      (107,534,738)        (65,324,773)      (91,794,834)         (187,406,708)       (24,675,057)
                            ---------------    ----------------     -------------       ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        32,161,340          (1,436,651)      171,731,009           113,712,759            792,903
                            ---------------    ----------------     -------------       ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......       107,560,125          51,266,495       158,195,013            56,815,673(8)         2,924,447
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............         6,363,343                   0            65,108             1,836,723          1,049,459
  COST OF SHARES REDEEMED
    - CLASS B............       (18,310,184)         (4,397,701)       (2,426,417)           (6,184,932)        (4,321,073)
                            ---------------    ----------------     -------------       ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        95,613,284          46,868,794       155,833,704            52,467,464           (347,167)
                            ---------------    ----------------     -------------       ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......        10,808,634(6)               N/A              N/A            20,691,240(8)           310,420
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            39,337(6)               N/A              N/A                69,465             58,548
  COST OF SHARES REDEEMED
    - CLASS C............          (370,887)(6)               N/A             N/A            (2,712,257)          (639,257)
                            ---------------    ----------------     -------------       ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................        10,477,084(6)               N/A              N/A            18,048,448           (270,289)
                            ---------------    ----------------     -------------       ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......       343,374,025         263,385,563       408,193,236           113,853,046(8)        28,796,899
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............        20,014,276                   0         6,949,708             1,828,563          4,663,904
  COST OF SHARES REDEEMED
    - CLASS I............      (133,879,943)        (90,046,085)     (119,577,456)          (28,584,223)       (85,468,403)(9)
                            ---------------    ----------------     -------------       ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................       229,508,358         173,339,478       295,565,488            87,097,386        (52,007,600)
                            ---------------    ----------------     -------------       ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......               N/A                 N/A               N/A                   N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............               N/A                 N/A               N/A                   N/A                N/A
  COST OF SHARES REDEEMED
    - CLASS O............               N/A                 N/A               N/A                   N/A                N/A
                            ---------------    ----------------     -------------       ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................               N/A                 N/A               N/A                   N/A                N/A
                            ---------------    ----------------     -------------       ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       840,567,763         198,694,849       760,989,657           387,187,433        (22,720,680)
                            ---------------    ----------------     -------------       ---------------  -----------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......   $ 2,032,751,494    $  1,192,183,731     $ 993,488,882       $   446,301,077  $      59,113,644
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............         1,991,707           1,063,136         5,058,714(7)          8,368,579(8)         1,056,895
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            74,329                   0             1,664                51,171             45,871
  SHARES REDEEMED -
    CLASS A..............        (1,597,243)         (1,096,599)       (1,768,124)           (4,615,457)        (1,077,599)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           468,793             (33,463)        3,292,254             3,804,293             25,167
  SHARES SOLD -
    CLASS B..............         1,661,713             908,414         2,919,636             1,636,298(8)           141,608
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           100,265                   0             1,398                67,576             60,003
  SHARES REDEEMED -
    CLASS B..............          (286,857)            (77,709)          (42,856)             (157,518)          (215,165)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................         1,475,121             830,705         2,878,178             1,546,356            (13,554)
  SHARES SOLD -
    CLASS C..............           162,871(6)               N/A              N/A               640,350(8)            14,378
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               619(6)               N/A              N/A                 2,557              3,349
  SHARES REDEEMED -
    CLASS C..............            (5,432)(6)               N/A             N/A               (69,517)           (32,061)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................           158,058(6)               N/A              N/A               573,390            (14,334)
  SHARES SOLD -
    CLASS I..............         5,282,223           4,510,202         8,208,824             2,823,470(8)         1,043,798
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............           313,017                   0           149,263                64,843            260,262
  SHARES REDEEMED -
    CLASS I..............        (2,031,606)         (1,628,433)       (2,373,039)             (646,308)        (3,609,504)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................         3,563,634           2,881,769         5,985,048             2,242,005         (2,305,444)
  SHARES SOLD -
    CLASS O..............               N/A                 N/A               N/A                   N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............               N/A                 N/A               N/A                   N/A                N/A
  SHARES REDEEMED -
    CLASS O..............               N/A                 N/A               N/A                   N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................               N/A                 N/A               N/A                   N/A                N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......   $    (5,227,658)   $              0     $           0       $    (2,055,284) $        (559,288)
                            ---------------    ----------------     -------------       ---------------  -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SMALL CAP OPPORTUNITIES
                                                    ---------------------------------------------------
                                                       (UNAUDITED)
                                                       FOR THE SIX        FOR THE FOUR          FOR THE
                                                      MONTHS ENDED        MONTHS ENDED       YEAR ENDED
                                                    MARCH 31, 2000  SEPTEMBER 30, 1999     MAY 31, 1999
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS..............................  $ 207,004,973    $   210,700,901    $   297,836,904
OPERATIONS:
NET INVESTMENT INCOME (LOSS)......................       (582,056)          (327,056)        (1,176,436)
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS...............     26,421,674         11,287,621        (30,744,151)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
  ASSETS AND LIABILITIES IN FOREIGN CURRENCIES....     35,973,446        (10,960,300)       (11,334,217)
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................     61,813,064                265        (43,254,804)
                                                    -------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A.......................................              0                  0                  0
    CLASS B.......................................              0                  0                  0
    CLASS C.......................................            N/A                N/A                N/A
    CLASS I.......................................              0                  0                  0
    CLASS O.......................................            N/A                N/A                N/A
  NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.......................................              0                  0             (7,474)
    CLASS B.......................................              0                  0             (5,893)
    CLASS C.......................................            N/A                N/A                N/A
    CLASS I.......................................              0                  0           (280,588)
    CLASS O.......................................            N/A                N/A                N/A
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A.............      1,419,608          3,716,775          1,872,644
  REINVESTMENT OF DIVIDENDS - CLASS A.............              0                  0              7,338
  COST OF SHARES REDEEMED - CLASS A...............     (1,931,546)          (778,073)        (3,174,125)
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A.......       (511,938)         2,938,702         (1,294,143)
                                                    -------------    ---------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B.............        406,532            234,702            632,224
  REINVESTMENT OF DIVIDENDS - CLASS B.............              0                  0              5,838
  COST OF SHARES REDEEMED - CLASS B...............       (692,041)          (323,342)        (1,651,678)
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B.......       (285,509)           (88,640)        (1,013,616)
                                                    -------------    ---------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS C.............            N/A                N/A                N/A
  REINVESTMENT OF DIVIDENDS - CLASS C.............            N/A                N/A                N/A
  COST OF SHARES REDEEMED - CLASS C...............            N/A                N/A                N/A
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C.......            N/A                N/A                N/A
                                                    -------------    ---------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS I.............     33,243,491         16,392,921         70,541,322
  REINVESTMENT OF DIVIDENDS - CLASS I.............              0                  0            223,800
  COST OF SHARES REDEEMED - CLASS I...............    (58,777,258)       (22,939,176)      (112,044,607)
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS I.......    (25,533,767)        (6,546,255)       (41,279,485)
                                                    -------------    ---------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS O.............            N/A                N/A                N/A
  REINVESTMENT OF DIVIDENDS - CLASS O.............            N/A                N/A                N/A
  COST OF SHARES REDEEMED - CLASS O...............            N/A                N/A                N/A
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS O.......            N/A                N/A                N/A
                                                    -------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS.............     35,481,850         (3,695,928)       (87,136,003)
                                                    -------------    ---------------    ---------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS...............................  $ 242,486,823    $   207,004,973    $   210,700,901
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A...........................         62,030            180,428             96,329
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS A.......................................              0                  0                382
  SHARES REDEEMED - CLASS A.......................        (86,410)           (37,207)          (158,680)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS A.........................................        (24,380)           143,221            (61,969)
  SHARES SOLD - CLASS B...........................         18,078             11,415             32,183
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS B.......................................              0                  0                309
  SHARES REDEEMED - CLASS B.......................        (30,904)           (15,706)           (87,408)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS B.........................................        (12,826)            (4,291)           (54,916)
  SHARES SOLD - CLASS C...........................            N/A                N/A                N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS C.......................................            N/A                N/A                N/A
  SHARES REDEEMED - CLASS C.......................            N/A                N/A                N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS C.........................................            N/A                N/A                N/A
  SHARES SOLD - CLASS I...........................      1,382,542            775,434          3,460,168
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS I.......................................              0                  0             11,650
  SHARES REDEEMED - CLASS I.......................     (2,562,614)        (1,090,956)        (5,697,246)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS I.........................................     (1,180,072)          (315,522)        (2,225,428)
  SHARES SOLD - CLASS O...........................            N/A                N/A                N/A
  SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    CLASS O.......................................            N/A                N/A                N/A
  SHARES REDEEMED - CLASS O.......................            N/A                N/A                N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  CLASS O.........................................            N/A                N/A                N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME..........................................  $    (582,056)   $             0    $             0
                                                    -------------    ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                              SMALL CAP VALUE
                           -----------------------------------------------------
                              (UNAUDITED)
                              FOR THE SIX        FOR THE FOUR            FOR THE
                             MONTHS ENDED        MONTHS ENDED         YEAR ENDED
                           MARCH 31, 2000  SEPTEMBER 30, 1999       MAY 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $  17,404,425    $    16,790,716      $  6,422,256
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................        (45,692)           (35,223)          (55,622)
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........      1,570,575            665,890        (4,020,164)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....      1,472,628            361,215         1,990,551
                           -------------    ---------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      2,997,511            991,882        (2,085,235)
                           -------------    ---------------      ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............            N/A                N/A               N/A
    CLASS B..............            N/A                N/A               N/A
    CLASS C..............            N/A                N/A               N/A
    CLASS I..............              0                  0                 0
    CLASS O..............            N/A                N/A               N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............            N/A                N/A               N/A
    CLASS B..............            N/A                N/A               N/A
    CLASS C..............            N/A                N/A               N/A
    CLASS I..............              0                  0           (12,763)
    CLASS O..............            N/A                N/A               N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......            N/A                N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            N/A                N/A               N/A
  COST OF SHARES REDEEMED
    - CLASS A............            N/A                N/A               N/A
                           -------------    ---------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................            N/A                N/A               N/A
                           -------------    ---------------      ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......            N/A                N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            N/A                N/A               N/A
  COST OF SHARES REDEEMED
    - CLASS B............            N/A                N/A               N/A
                           -------------    ---------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................            N/A                N/A               N/A
                           -------------    ---------------      ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......            N/A                N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A                N/A               N/A
  COST OF SHARES REDEEMED
    - CLASS C............            N/A                N/A               N/A
                           -------------    ---------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................            N/A                N/A               N/A
                           -------------    ---------------      ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......        918,654            485,799        16,716,253
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............              0                  0                 0
  COST OF SHARES REDEEMED
    - CLASS I............     (3,364,805)          (863,972)       (4,249,795)
                           -------------    ---------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................     (2,446,151)          (378,173)       12,466,458
                           -------------    ---------------      ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......            N/A                N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............            N/A                N/A               N/A
  COST OF SHARES REDEEMED
    - CLASS O............            N/A                N/A               N/A
                           -------------    ---------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................            N/A                N/A               N/A
                           -------------    ---------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        551,360            613,709        10,368,460
                           -------------    ---------------      ------------
NET ASSETS:
--------------------------------------------------------------------------------
  ENDING NET ASSETS......  $  17,955,785    $    17,404,425      $ 16,790,716
SHARES ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............            N/A                N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............            N/A                N/A               N/A
  SHARES REDEEMED -
    CLASS A..............            N/A                N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            N/A                N/A               N/A
  SHARES SOLD -
    CLASS B..............            N/A                N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............            N/A                N/A               N/A
  SHARES REDEEMED -
    CLASS B..............            N/A                N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................            N/A                N/A               N/A
  SHARES SOLD -
    CLASS C..............            N/A                N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............            N/A                N/A               N/A
  SHARES REDEEMED -
    CLASS C..............            N/A                N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................            N/A                N/A               N/A
  SHARES SOLD -
    CLASS I..............         99,739             57,397         1,952,490
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............              0                  0                 0
  SHARES REDEEMED -
    CLASS I..............       (363,280)          (101,674)         (496,519)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................       (263,541)           (44,277)        1,455,971
  SHARES SOLD -
    CLASS O..............            N/A                N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............            N/A                N/A               N/A
  SHARES REDEEMED -
    CLASS O..............            N/A                N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................            N/A                N/A               N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $     (45,692)   $             0      $          0
                           -------------    ---------------      ------------

                                            SMALL COMPANY GROWTH
                           -------------------------------------------------------
                                 (UNAUDITED)
                                 FOR THE SIX        FOR THE FOUR           FOR THE
                                MONTHS ENDED        MONTHS ENDED        YEAR ENDED
                              MARCH 31, 2000  SEPTEMBER 30, 1999      MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....    $ 515,292,247     $   557,515,780    $   748,269,389
OPERATIONS:
NET INVESTMENT INCOME
  (LOSS).................       (1,725,603)           (958,201)        (3,053,396)
NET REALIZED GAIN (LOSS)
  ON SALE OF INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS...........      105,796,933          44,116,954        (72,079,150)
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS AND
  TRANSLATION OF ASSETS
  AND LIABILITIES IN
  FOREIGN CURRENCIES.....       91,072,116         (50,976,516)       (11,124,316)
                             -------------     ---------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      195,143,446          (7,817,763)       (86,256,862)
                             -------------     ---------------    ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............              N/A                 N/A                N/A
    CLASS B..............              N/A                 N/A                N/A
    CLASS C..............              N/A                 N/A                N/A
    CLASS I..............                0                   0                  0
    CLASS O..............              N/A                 N/A                N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............              N/A                 N/A                N/A
    CLASS B..............              N/A                 N/A                N/A
    CLASS C..............              N/A                 N/A                N/A
    CLASS I..............                0                   0        (49,666,455)
    CLASS O..............              N/A                 N/A                N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......              N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              N/A                 N/A                N/A
  COST OF SHARES REDEEMED
    - CLASS A............              N/A                 N/A                N/A
                             -------------     ---------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................              N/A                 N/A                N/A
                             -------------     ---------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......              N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............              N/A                 N/A                N/A
  COST OF SHARES REDEEMED
    - CLASS B............              N/A                 N/A                N/A
                             -------------     ---------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................              N/A                 N/A                N/A
                             -------------     ---------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......              N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              N/A                 N/A                N/A
  COST OF SHARES REDEEMED
    - CLASS C............              N/A                 N/A                N/A
                             -------------     ---------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................              N/A                 N/A                N/A
                             -------------     ---------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS I.......       64,012,661          15,065,692         74,387,405
  REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............                0                   0         48,333,313
  COST OF SHARES REDEEMED
    - CLASS I............     (111,428,219)        (49,471,462)      (177,551,010)
                             -------------     ---------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS I................      (47,415,558)        (34,405,770)       (54,830,292)
                             -------------     ---------------    ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......              N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............              N/A                 N/A                N/A
  COST OF SHARES REDEEMED
    - CLASS O............              N/A                 N/A                N/A
                             -------------     ---------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................              N/A                 N/A                N/A
                             -------------     ---------------    ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      147,727,888         (42,223,533)      (190,753,609)
                             -------------     ---------------    ---------------
NET ASSETS:
-------------------------
  ENDING NET ASSETS......    $ 663,020,135     $   515,292,247    $   557,515,780
SHARES ISSUED AND REDEEME
  SHARES SOLD -
    CLASS A..............              N/A                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              N/A                 N/A                N/A
  SHARES REDEEMED -
    CLASS A..............              N/A                 N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................              N/A                 N/A                N/A
  SHARES SOLD -
    CLASS B..............              N/A                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............              N/A                 N/A                N/A
  SHARES REDEEMED -
    CLASS B..............              N/A                 N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................              N/A                 N/A                N/A
  SHARES SOLD -
    CLASS C..............              N/A                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              N/A                 N/A                N/A
  SHARES REDEEMED -
    CLASS C..............              N/A                 N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................              N/A                 N/A                N/A
  SHARES SOLD -
    CLASS I..............        1,896,654             527,999          2,679,836
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS I..............                0                   0          1,910,408
  SHARES REDEEMED -
    CLASS I..............       (3,354,812)         (1,779,620)        (6,481,259)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS I................       (1,458,158)         (1,251,621)        (1,891,015)
  SHARES SOLD -
    CLASS O..............              N/A                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............              N/A                 N/A                N/A
  SHARES REDEEMED -
    CLASS O..............              N/A                 N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................              N/A                 N/A                N/A
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......    $  (1,725,603)    $             0    $             0
                             -------------     ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                         NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $22,258,550 and "Shares sold" includes 2,579,206 as a result of the consolidation of the Founders Trust Equity Fund on October 9, 1998.

(2) "Proceeds from shares sold" includes $125,869,259 for Class A shares, and "Shares sold" includes 2,860,665 for Class A shares as a result of the consolidation of the Stagecoach Diversified Equity Income Fund into the Fund. "Proceeds from shares sold" includes $48,432,762 for Class B shares, and "Shares sold" includes 1,102,248 for Class B shares as a result of the consolidation of the Stagecoach Diversified Equity Income Fund into the Fund.

(3) "Proceeds from shares sold" includes $30,884,547, and "Shares sold" includes 833,816 as a result of the consolidation of the VB&T Income Equity Fund on October 10, 1998.

(4) "Proceeds from shares sold" includes $15,308,519 for Class A shares, and "Shares sold" includes 724,149 for Class A shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund into the Fund. "Proceeds from shares sold" includes $7,495,609 for Class B shares, and "Shares sold" includes 503,399 for Class B shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund into the Fund. "Proceeds from shares sold" includes $116,058,882 for Institutional Class shares, and "Shares sold" includes 4,679,793 for Institutional Class shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund into the Fund.

(5) "Proceeds from shares sold" includes $1,767,537,and "Shares sold" includes 91,630 as a result of the consolidation of the Founders Trust International Fund on October 10, 1998.

(6)   This class of shares commenced operations on November 8, 1999.

(7) "Proceeds from shares sold" includes $169,603,833, and "Shares sold" includes 3,418,054 as a result of the consolidation of the Fort Worth Stock Fund on October 10, 1998.

(8) "Proceeds from shares sold" includes $4,273,417 for Class A shares, and "Shares sold" includes 144,763 for Class A shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund into the Fund. "Proceeds from shares sold" includes $105,513,393 for Class A shares, and "Shares sold" includes 3,574,302 for Class A shares as a result of the consolidation of the Stagecoach Strategic Growth Fund into the Fund. "Proceeds from shares sold" includes $3,012,247 for Class B shares, and "Shares sold" includes 104,122 for Class B shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund into the Fund. "Proceeds from shares sold" includes $24,186,574 for Class B shares, and "Shares sold" includes 836,038 for Class B shares as a result of the consolidation of the Stagecoach Strategic Growth Fund into the Fund. "Proceeds from shares sold" includes $14,373,924 for Class C shares, and "Shares sold" includes 497,024 for Class C shares as a result of the consolidation of the Stagecoach Strategic Growth Fund into the Fund. "Proceeds from shares sold" includes $20,130,677 for Institutional Class shares, and "Shares sold" includes 670,576 for Institutional
      Class shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund into the Fund.

(9)   "Cost of shares redeemed" includes $777,027 for Institutional
      Class shares as a result of the conversion of part of the Institutional Class shares into a collective fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING         NET             AND   DIVIDENDS
                                               NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                                               VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                                                   SHARE      (LOSS)     INVESTMENTS      INCOME
------------------------------------------------------------------------------------------------

DISCIPLINED GROWTH
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 11.41       0.01           1.80         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 11.41      (0.01)          0.01         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.44      (0.01)          0.98         0.00
OCTOBER 15, 1997 (4) TO MAY 31, 1998.........   $ 10.00       0.01           0.44        (0.01)

DIVERSIFIED EQUITY
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 48.01       0.06           8.82        (0.15)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 48.25       0.07          (0.31)        0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 43.06       0.08           6.29        (0.20)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 36.51       0.16           8.99        (0.27)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 30.56       0.20           6.10        (0.16)
MAY 2, 1996 (4) TO MAY 31, 1996..............   $ 29.89       0.02           0.65         0.00
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 47.33      (0.10)          8.66         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 47.69      (0.04)         (0.32)        0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 42.69      (0.11)          6.09         0.00
JUNE 1, 1997 TO MAY 31, 1998.................   $ 36.31      (0.06)          8.85        (0.08)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 30.54       0.03           6.00        (0.07)
MAY 6, 1996 (4) TO MAY 31, 1996..............   $ 29.41       0.02           1.11         0.00
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 47.90      (0.03)          8.70         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 48.26       0.08          (0.44)        0.00
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........   $ 38.71       0.08          10.65        (0.20)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 48.00       0.07           8.81        (0.15)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 48.25       0.04          (0.29)        0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 43.06       0.22           6.15        (0.20)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 36.50       0.22           8.94        (0.27)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 30.55       0.25           6.05        (0.16)
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 27.53       0.16           4.25        (0.42)
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....   $ 22.21       0.22           5.10         0.00

DIVERSIFIED SMALL CAP
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $  9.54       0.00           1.83         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $  9.52      (0.01)          0.03         0.00
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........   $  7.77      (0.02)          1.77         0.00(9)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $  8.96      (0.05)          1.72         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $  8.96      (0.03)          0.03         0.00
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........   $  7.97      (0.03)          1.02         0.00
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $  9.02       0.00           1.74         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $  8.99      (0.01)          0.04         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.52       0.00          (1.53)        0.00(9)
DECEMBER 31, 1997 (4) TO MAY 31, 1998........   $ 10.00       0.00           0.52         0.00

EQUITY INCOME
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 44.20       0.23          (0.20)       (0.22)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 46.36       0.17          (2.09)       (0.24)
JUNE 1, 1998 TO MAY 31, 1999.................   $ 41.19       0.51           5.45        (0.53)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 33.16       0.52           8.77        (0.54)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 27.56       0.57           5.54        (0.51)
MAY 2, 1996 (4) TO MAY 31, 1996..............   $ 26.94       0.07           0.55         0.00
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 44.17       0.06          (0.19)       (0.09)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 46.27       0.05          (2.08)       (0.07)
JUNE 1, 1998 TO MAY 31, 1999.................   $ 41.12       0.19           5.45        (0.23)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 33.09       0.24           8.75        (0.24)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 27.54       0.36           5.52        (0.33)
MAY 2, 1996 (4) TO MAY 31, 1996..............   $ 26.94       0.02           0.58         0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
100

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                               DISTRIBUTIONS     ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    FROM NET  NET ASSET  ---------------------------------------------
                                                    REALIZED  VALUE PER  NET INVESTMENT            NET           GROSS
                                                       GAINS      SHARE   INCOME (LOSS)       EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------

DISCIPLINED GROWTH
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (0.25)     $ 12.97          (0.65)%(5)       1.01%(5)       1.11%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 11.41          (0.30)%(5)       1.23%(5)       1.43%(5)
JUNE 1, 1998 TO MAY 31, 1999.................        0.00      $ 11.41          (0.14)%(5)       1.25%(5)       1.45%(5)
OCTOBER 15, 1997 (4) TO MAY 31, 1998.........        0.00      $ 10.44           0.14%(5)        1.25%(5)       2.44%(5)

DIVERSIFIED EQUITY
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.67)     $ 54.07          (0.42)%(5)       1.01%(5)       1.49%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 48.01           0.45%(5)        1.00%(5)       1.20%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.98)     $ 48.25           0.47%(5)        1.00%(5)       1.22%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (2.33)     $ 43.06           0.60%(5)        1.00%(5)       1.20%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (0.19)     $ 36.51           0.81%(5)        1.02%(5)       1.40%(5)
MAY 2, 1996 (4) TO MAY 31, 1996..............        0.00      $ 30.56           1.88%(5)        1.52%(5)       4.06%(5)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.67)     $ 53.22          (1.17)%(5)       1.77%(5)       2.29%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 47.33          (0.30)%(5)       1.75%(5)       2.20%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.98)     $ 47.69          (0.28)%(5)       1.75%(5)       2.22%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (2.33)     $ 42.69          (0.15)%(5)       1.75%(5)       2.19%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (0.19)     $ 36.31           0.09%(5)        1.76%(5)       2.41%(5)
MAY 6, 1996 (4) TO MAY 31, 1996..............        0.00      $ 30.54           1.24%(5)        2.37%(5)       4.95%(5)
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.67)     $ 53.90          (1.15)%(5)       1.77%(5)       2.94%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 47.90          (0.28)%(5)       1.75%(5)       2.63%(5)
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........       (0.98)     $ 48.26          (0.28)%(5)       1.75%(5)       5.15%(5)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.67)     $ 54.06          (0.42)%(5)       1.01%(5)       1.11%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 48.00           0.44%(5)        1.00%(5)       1.18%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.98)     $ 48.25           0.47%(5)        1.00%(5)       1.17%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (2.33)     $ 43.06           0.60%(5)        1.00%(5)       1.13%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (0.19)     $ 36.50           0.79%(5)        1.02%(5)       1.31%(5)
NOVEMBER 1, 1995 TO MAY 31, 1996.............       (0.97)     $ 30.55           1.00%(5)        1.06%(5)       1.30%(5)
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....        0.00      $ 27.53           1.01%(5)        1.09%(5)       1.37%(5)

DIVERSIFIED SMALL CAP
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............        0.00      $ 11.37          (0.98)%(5)       1.41%(5)       2.02%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $  9.54          (0.28)%(5)       1.40%(5)       2.56%(5)
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........        0.00      $  9.52          (0.22)%(5)       1.40%(5)       2.30%(5)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............        0.00      $ 10.63          (1.71)%(5)       2.17%(5)       3.02%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $  8.96          (1.14)%(5)       2.15%(5)       4.21%(5)
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........        0.00      $  8.96          (0.84)%(5)       1.99%(5)       5.63%(5)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............        0.00      $ 10.76          (0.75)%(5)       1.21%(5)       1.43%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $  9.02          (0.18)%(5)       1.20%(5)       1.59%(5)
JUNE 1, 1998 TO MAY 31, 1999.................        0.00      $  8.99          (0.05)%(5)       1.20%(5)       1.65%(5)
DECEMBER 31, 1997 (4) TO MAY 31, 1998........        0.00      $ 10.52           0.25%(5)        1.21%(5)       2.65%(5)

EQUITY INCOME
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.06)     $ 42.95           0.49%(5)        1.07%(5)       1.26%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 44.20           1.12%(5)        0.85%(5)       0.90%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.26)     $ 46.36           1.23%(5)        0.85%(5)       0.93%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (0.72)     $ 41.19           1.44%(5)        0.85%(5)       0.91%(5)
JUNE 1, 1996 TO MAY 31, 1997.................        0.00      $ 33.16           1.95%           0.85%          0.93%
MAY 2, 1996 (4) TO MAY 31, 1996..............        0.00      $ 27.56           3.69%           0.91%          1.91%
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.06)     $ 42.89          (0.34)%(5)       1.82%(5)       2.03%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 44.17           0.37%(5)        1.60%(5)       1.90%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.26)     $ 46.27           0.48%(5)        1.60%(5)       1.94%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (0.72)     $ 41.12           0.69%(5)        1.60%(5)       1.91%(5)
JUNE 1, 1996 TO MAY 31, 1997.................        0.00      $ 33.09           1.24%           1.59%          1.96%
MAY 2, 1996 (4) TO MAY 31, 1996..............        0.00      $ 27.54           2.92%           1.72%          2.63%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
DISCIPLINED GROWTH
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     16.07%            60%(6)      $    38,495
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      0.00%            21%(6)      $    49,973
JUNE 1, 1998 TO MAY 31, 1999.................      9.29%            90%(6)      $    54,307
OCTOBER 15, 1997 (4) TO MAY 31, 1998.........      4.50%            68%(6)(7)   $    12,325
DIVERSIFIED EQUITY
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     18.94%            19%(8)      $    88,189
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.50)%           13%(8)      $    70,624
JUNE 1, 1998 TO MAY 31, 1999.................     15.08%            35%(8)      $    69,768
JUNE 1, 1997 TO MAY 31, 1998.................     26.08%            23%(8)      $    56,350
JUNE 1, 1996 TO MAY 31, 1997.................     20.75%            48%         $    25,271
MAY 2, 1996 (4) TO MAY 31, 1996..............      2.24%             6%         $     2,699
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     18.48%            19%(8)      $   143,075
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.75)%           13%(8)      $   113,874
JUNE 1, 1998 TO MAY 31, 1999.................     14.24%            35%(8)      $   111,106
JUNE 1, 1997 TO MAY 31, 1998.................     25.13%            23%(8)      $    81,548
JUNE 1, 1996 TO MAY 31, 1997.................     19.86%            48%         $    33,870
MAY 6, 1996 (4) TO MAY 31, 1996..............      3.84%             6%         $     2,447
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     18.49%            19%(8)      $     5,746
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.75)%           13%(8)      $     2,018
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........     28.02%            35%(8)      $       542
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     18.94%            19%(8)      $ 2,093,199
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.52)%           13%(8)      $ 1,902,474
JUNE 1, 1998 TO MAY 31, 1999.................     15.08%            35%(8)      $ 1,629,191
JUNE 1, 1997 TO MAY 31, 1998.................     26.12%            23%(8)      $ 1,520,343
JUNE 1, 1996 TO MAY 31, 1997.................     20.76%            48%         $ 1,212,565
NOVEMBER 1, 1995 TO MAY 31, 1996.............     16.38%             6%         $   907,223
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....     23.95%            10%         $   711,111
DIVERSIFIED SMALL CAP
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     19.18%            40%(8)      $       899
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      0.21%            39%(8)      $     1,271
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........     22.52%           112%(8)      $     1,504
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     18.64%            40%(8)      $       794
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      0.00%            39%(8)      $       557
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........     12.42%           112%(8)      $       476
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     19.29%            40%(8)      $    89,755
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      0.33%            39%(8)      $    67,459
JUNE 1, 1998 TO MAY 31, 1999.................    (14.54)%          112%(8)      $    60,261
DECEMBER 31, 1997 (4) TO MAY 31, 1998........      5.20%            93%(8)      $    12,551
EQUITY INCOME
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............      0.04%             5%(6)      $   212,799
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (4.16)%            5%(6)      $   109,081
JUNE 1, 1998 TO MAY 31, 1999.................     14.74%             3%(6)      $   105,162
JUNE 1, 1997 TO MAY 31, 1998.................     28.64%             3%(6)      $    75,144
JUNE 1, 1996 TO MAY 31, 1997.................     22.40%             5%         $    43,708
MAY 2, 1996 (4) TO MAY 31, 1996..............      2.30%             1%         $    31,448
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     (0.34)%            5%(6)      $   163,939
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (4.40)%            5%(6)      $   118,792
JUNE 1, 1998 TO MAY 31, 1999.................     13.90%             3%(6)      $   106,688
JUNE 1, 1997 TO MAY 31, 1998.................     27.67%             3%(6)      $    67,385
JUNE 1, 1996 TO MAY 31, 1997.................     21.48%             5%         $    33,626
MAY 2, 1996 (4) TO MAY 31, 1996..............      2.23%             1%         $    17,318

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING         NET             AND   DIVIDENDS
                                               NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                                               VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                                                   SHARE      (LOSS)     INVESTMENTS      INCOME
------------------------------------------------------------------------------------------------
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 45.30       0.08          (0.22)       (0.11)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 47.49       0.08          (2.17)       (0.10)
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........   $ 37.26       0.47          10.39        (0.48)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 44.19       0.26          (0.18)       (0.26)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 46.35       0.18          (2.10)       (0.24)
JUNE 1, 1998 TO MAY 31, 1999.................   $ 41.18       0.51           5.45        (0.53)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 33.16       0.52           8.76        (0.54)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 27.56       0.56           5.55        (0.51)
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 24.02       0.29           4.02        (0.69)
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....   $ 18.90       0.46           4.66         0.00

EQUITY INDEX
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 78.14       0.23          12.87        (0.10)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 64.93       0.53          16.54        (0.53)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 70.32       0.33          (5.39)       (0.33)
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 49.60       0.48          22.31        (0.48)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 46.24       0.25           4.61        (0.25)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...   $ 41.45       0.42           4.79        (0.42)
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $ 31.42       0.59          10.65        (0.59)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 78.19      (0.07)         12.84         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 65.03      (0.03)         16.52         0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 70.41       0.04          (5.38)       (0.04)
FEBRUARY 17, 1998 (4) TO MARCH 31, 1998......   $ 65.18      (0.01)          5.24         0.00
O SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 78.73       0.47          12.95         0.00
FEBRUARY 1, 1999 (4) TO SEPTEMBER 30, 1999...   $ 78.00       0.44           0.45        (0.16)

EQUITY VALUE (16)
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 14.25       0.03           1.17        (0.03)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 14.93       0.14           0.58        (0.14)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 18.15       0.09          (3.22)       (0.09)
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 14.43       0.17           5.58        (0.17)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 12.66       0.08           1.89        (0.08)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........   $ 13.27       0.20           1.60        (0.19)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 11.68      (0.02)          0.96         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 12.23       0.02           0.48        (0.02)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 14.86       0.02          (2.63)       (0.02)
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 11.81       0.05           4.57        (0.05)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 10.34       0.01           1.57        (0.01)
SEPTEMBER 6, 1996 (4) TO SEPTEMBER 30,
  1996.......................................   $ 10.00       0.00           0.34         0.00
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 11.68      (0.02)          0.96         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 12.23       0.02           0.48        (0.02)
APRIL 1, 1998 (4) TO SEPTEMBER 30, 1998......   $ 14.86       0.02          (2.63)       (0.02)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 14.25       0.04           1.15        (0.04)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 14.92       0.15           0.59        (0.15)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 18.15       0.10          (3.23)       (0.10)
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 14.43       0.20           5.58        (0.20)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 12.65       0.09           1.89        (0.08)
OCTOBER 1, 1995 (4) TO SEPTEMBER 30, 1996....   $ 13.27       0.22           1.61        (0.23)

GROWTH
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 22.85      (0.03)          4.00         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 20.48       0.01           5.65        (0.01)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 22.09       0.05          (1.61)       (0.05)
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 19.20       0.11           6.18        (0.11)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 17.91       0.06           1.34        (0.06)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...   $ 17.26       0.07           2.00        (0.07)
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $ 14.10       0.19           3.87        (0.19)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
102

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                               DISTRIBUTIONS     ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    FROM NET  NET ASSET  ---------------------------------------------
                                                    REALIZED  VALUE PER  NET INVESTMENT            NET           GROSS
                                                       GAINS      SHARE   INCOME (LOSS)       EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.06)     $ 43.99          (0.36)%(5)       1.83%(5)       2.01%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 45.30           0.42%(5)        1.60%(5)       2.37%(5)
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........       (0.15)     $ 47.49           0.48%(5)        1.60%(5)       4.37%(5)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.06)     $ 42.95           0.55%(5)        0.86%(5)       0.88%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 44.19           1.11%(5)        0.85%(5)       0.88%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.26)     $ 46.35           1.23%(5)        0.85%(5)       0.89%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (0.72)     $ 41.18           1.43%(5)        0.85%(5)       0.86%(5)
JUNE 1, 1996 TO MAY 31, 1997.................        0.00      $ 33.16           1.97%           0.85%          0.90%
NOVEMBER 1, 1995 TO MAY 31, 1996.............       (0.08)     $ 27.56           2.72%           0.86%          1.13%
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....        0.00      $ 24.02           2.51%           0.85%          1.12%

EQUITY INDEX
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (3.19)     $ 87.95           0.55%           0.71%          0.85%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (3.33)     $ 78.14           0.68%           0.71%          0.80%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 64.93           0.94%           0.71%          0.77%
APRIL 1, 1997 TO MARCH 31, 1998..............       (1.59)     $ 70.32           0.80%(11)       0.89%(11)      0.95%(11)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......       (1.25)     $ 49.60           1.02%(11)       0.97%(11)      1.07%(11)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...        0.00      $ 46.24           1.28%(11)       1.01%(11)      1.08%(11)
JANUARY 1, 1995 TO DECEMBER 31, 1995.........       (0.62)     $ 41.45           1.59%           0.96%          1.00%
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (3.18)     $ 87.78          (0.20)%          1.46%          1.72%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (3.33)     $ 78.19          (0.06)%          1.45%          1.61%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 65.03           0.14%           1.45%          1.58%
FEBRUARY 17, 1998 (4) TO MARCH 31, 1998......        0.00      $ 70.41          (0.19)%          1.45%          1.64%
O SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (3.21)     $ 88.94           1.46%           0.00%          0.00%
FEBRUARY 1, 1999 (4) TO SEPTEMBER 30, 1999...        0.00      $ 78.73           0.00%           0.00%          0.00%

EQUITY VALUE (16)
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.27)     $ 13.15           0.40%           1.18%          1.52%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (1.26)     $ 14.25           0.85%           1.17%          1.26%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 14.93           1.06%           1.09%          1.09%
APRIL 1, 1997 TO MARCH 31, 1998..............       (1.86)     $ 18.15           1.03%           1.07%          1.16%
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......       (0.12)     $ 14.43           1.14%           1.05%          1.12%
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........       (2.22)     $ 12.66           1.73%           1.18%          1.22%
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.86)     $ 10.76          (0.33)%          1.91%          2.33%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (1.03)     $ 11.68           0.18%           1.83%          2.02%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 12.23           0.36%           1.81%          1.81%
APRIL 1, 1997 TO MARCH 31, 1998..............       (1.52)     $ 14.86           0.42%           1.76%          1.83%
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......       (0.10)     $ 11.81           0.34%           1.70%          2.19%
SEPTEMBER 6, 1996 (4) TO SEPTEMBER 30,
  1996.......................................        0.00      $ 10.34           1.83%           0.00%           N/A
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.86)     $ 10.76          (0.33)%          1.91%          2.22%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (1.04)     $ 11.67           0.18%           1.83%          2.32%
APRIL 1, 1998 (4) TO SEPTEMBER 30, 1998......        0.00      $ 12.23           0.41%           1.83%          2.84%
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.27)     $ 13.13           0.58%           1.00%          1.05%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (1.26)     $ 14.25           0.96%           1.06%          1.08%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 14.92           1.17%           0.97%          0.97%
APRIL 1, 1997 TO MARCH 31, 1998..............       (1.86)     $ 18.15           1.18%           0.95%          0.98%
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......       (0.12)     $ 14.43           1.25%           0.95%          0.99%
OCTOBER 1, 1995 (4) TO SEPTEMBER 30, 1996....       (2.22)     $ 12.65           1.69%           0.87%          0.92%

GROWTH
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (3.04)     $ 23.78          (0.24)%          1.13%          1.41%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (3.28)     $ 22.85           0.05%           1.10%          1.13%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 20.48           0.42%           1.08%          1.08%
APRIL 1, 1997 TO MARCH 31, 1998..............       (3.29)     $ 22.09           0.53%           1.12%          1.13%
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......       (0.05)     $ 19.20           0.65%           1.14%           N/A
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...       (1.35)     $ 17.91           0.56%           1.18%          1.19%
JANUARY 1, 1995 TO DECEMBER 31, 1995.........       (0.71)     $ 17.26           1.23%           1.18%          1.21%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     (0.35)%            5%(6)      $     5,152
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (4.41)%            5%(6)      $     2,124
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........     28.55%             3%(6)      $     1,106
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............      0.16%             5%(6)      $ 1,368,707
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (4.16)%            5%(6)      $ 1,471,410
JUNE 1, 1998 TO MAY 31, 1999.................     14.75%             3%(6)      $ 1,519,541
JUNE 1, 1997 TO MAY 31, 1998.................     28.61%             3%         $ 1,214,385
JUNE 1, 1996 TO MAY 31, 1997.................     22.40%             5%         $   425,197
NOVEMBER 1, 1995 TO MAY 31, 1996.............     18.14%             1%         $   230,831
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....     27.09%             7%         $    49,000
EQUITY INDEX
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     16.96%             3%         $   662,665
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     26.82%             6%         $   611,111
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....     (7.22)%            6%         $   518,778
APRIL 1, 1997 TO MARCH 31, 1998..............     46.48%             4%(12)     $   578,882
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......     10.63%             2%(12)     $   406,739
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...     12.60%             1%(15)     $   370,439
JANUARY 1, 1995 TO DECEMBER 31, 1995.........     35.99%             6%         $   327,208
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     16.52%             3%         $    93,548
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     25.86%             6%         $    66,931
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....     (7.59)%            6%         $    17,499
FEBRUARY 17, 1998 (4) TO MARCH 31, 1998......      8.02%             4%         $     3,811
O SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     17.25%             3%         $         0
FEBRUARY 1, 1999 (4) TO SEPTEMBER 30, 1999...     27.22%             6%         $         0
EQUITY VALUE (16)
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............      9.06%            66%         $    26,811
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........      4.34%            72%         $    31,764
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (17.27)%           23%         $    43,679
APRIL 1, 1997 TO MARCH 31, 1998..............     41.76%            50%         $    52,392
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......     15.63%            45%         $    20,798
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........     14.27%            91%         $    18,453
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............      8.65%            66%         $    50,598
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........      3.68%            72%         $    58,490
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (17.54)%           23%         $    73,343
APRIL 1, 1997 TO MARCH 31, 1998..............     40.87%            50%         $    72,428
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......     15.31%            45%         $     2,542
SEPTEMBER 6, 1996 (4) TO SEPTEMBER 30,
  1996.......................................      3.40%            91%         $         0
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............      8.65%            66%         $       901
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........      3.69%            72%         $       873
APRIL 1, 1998 (4) TO SEPTEMBER 30, 1998......    (17.57)%           23%         $     1,239
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............      9.02%            66%         $    91,326
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........      4.51%            72%         $   123,197
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (17.26)%           23%         $   166,616
APRIL 1, 1997 TO MARCH 31, 1998..............     42.02%            50%         $   228,452
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......     15.73%            45%         $   193,161
OCTOBER 1, 1995 (4) TO SEPTEMBER 30, 1996....     14.58%            91%         $   206,620
GROWTH
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     19.21%            45%         $   349,350
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     29.54%            38%         $   315,134
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....     (7.08)%           18%         $   305,309
APRIL 1, 1997 TO MARCH 31, 1998..............     34.65%           137%         $   365,405
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......      7.86%            40%         $   283,468
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...     12.45%            83%         $   254,498
JANUARY 1, 1995 TO DECEMBER 31, 1995.........     28.90%           100%         $   178,488

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING         NET             AND   DIVIDENDS
                                               NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                                               VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                                                   SHARE      (LOSS)     INVESTMENTS      INCOME
------------------------------------------------------------------------------------------------
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 16.11      (0.06)          2.79         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 14.53      (0.09)          4.00         0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 15.70      (0.02)         (1.15)        0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 13.64      (0.01)          4.38         0.00
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 12.74       0.00           0.94         0.00
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...   $ 12.29      (0.01)          1.42         0.00
JANUARY 1, 1995 (4) TO DECEMBER 31, 1995.....   $ 10.00       0.05           2.79        (0.05)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 26.80      (0.01)          4.69         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 24.01       0.03           6.64        (0.03)
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 25.91       0.07          (1.90)       (0.07)
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 22.52       0.17           7.25        (0.17)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 21.01       0.09           1.57        (0.09)
SEPTEMBER 6, 1996 (4) TO SEPTEMBER 30,
  1996.......................................   $ 20.03       0.02           0.97        (0.01)

GROWTH EQUITY
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 36.83      (0.13)         10.20         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 36.17      (0.01)          0.67         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 35.73      (0.02)          2.56        (0.03)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 32.49      (0.06)          6.88        (0.04)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 29.08      (0.02)          4.06        (0.04)
MAY 2, 1996 (4) TO MAY 31, 1996..............   $ 28.50       0.00           0.58         0.00
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 35.93      (0.17)          9.84         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 35.39      (0.10)          0.64         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 35.23      (0.25)          2.48         0.00
JUNE 1, 1997 TO MAY 31, 1998.................   $ 32.28      (0.23)          6.72         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $ 29.07      (0.13)          3.93         0.00
MAY 6, 1996 (4) TO MAY 31, 1996..............   $ 28.18       0.00           0.89         0.00
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 36.84      (0.12)         10.05         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 36.29       0.02           0.53         0.00
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........   $ 30.66      (0.13)          7.86        (0.03)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 36.82      (0.08)         10.21         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 36.17       0.01           0.64         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 35.72      (0.03)          2.58        (0.03)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 32.48      (0.04)          6.86        (0.04)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 29.08      (0.02)          4.05        (0.04)
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 26.97       0.00           4.09        (0.12)
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....   $ 22.28      (0.02)          4.71         0.00

INDEX FUND
------------------------------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 53.67       0.30           8.95        (0.26)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 54.83       0.24          (0.77)       (0.36)
JUNE 1, 1998 TO MAY 31, 1999.................   $ 46.36       0.57           8.87        (0.57)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 39.49       0.58          10.74        (0.65)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 31.49       0.49           8.50        (0.48)
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 27.67       0.36           4.08        (0.43)
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....   $ 21.80       0.45           5.42         0.00

INTERNATIONAL
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 23.73      (0.08)          6.00         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 22.78       0.07           0.88         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 23.84       0.04          (0.43)       (0.21)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 21.66       0.03           2.35        (0.20)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 19.82       0.10           1.94        (0.20)
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 17.97       0.35           1.83        (0.33)
APRIL 12, 1995 (4) TO OCTOBER 31, 1995.......   $ 16.50       0.01           1.46         0.00
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 23.54      (0.18)          5.94         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 22.66       0.02           0.86         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 23.70      (0.06)         (0.49)       (0.03)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
104

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                               DISTRIBUTIONS     ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    FROM NET  NET ASSET  ---------------------------------------------
                                                    REALIZED  VALUE PER  NET INVESTMENT            NET           GROSS
                                                       GAINS      SHARE   INCOME (LOSS)       EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.14)     $ 16.70          (0.98)%          1.88%          2.22%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (2.33)     $ 16.11          (0.64)%          1.79%          1.86%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 14.53          (0.29)%          1.79%          1.79%
APRIL 1, 1997 TO MARCH 31, 1998..............       (2.31)     $ 15.70          (0.15)%          1.79%          1.80%
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......       (0.04)     $ 13.64          (0.06)%          1.86%          1.89%
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...       (0.96)     $ 12.74          (0.12)%          1.93%          2.03%
JANUARY 1, 1995 (4) TO DECEMBER 31, 1995.....       (0.50)     $ 12.29           0.43%           1.87%          2.21%
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (3.57)     $ 27.91          (0.03)%          1.00%          1.02%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (3.85)     $ 26.80           0.15%           1.00%          1.02%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 24.01           0.48%           1.02%          1.04%
APRIL 1, 1997 TO MARCH 31, 1998..............       (3.86)     $ 25.91           0.65%           0.99%           N/A
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......       (0.06)     $ 22.52           0.78%           1.01%           N/A
SEPTEMBER 6, 1996 (4) TO SEPTEMBER 30,
  1996.......................................        0.00      $ 21.01           1.27%           0.96%           N/A

GROWTH EQUITY
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (5.63)     $ 41.27          (1.54)%(5)       1.47%(5)       1.71%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 36.83          (0.01)%(5)       1.25%(5)       1.45%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (2.07)     $ 36.17          (0.08)%(5)       1.25%(5)       1.44%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (3.54)     $ 35.73          (0.11)%(5)       1.25%(5)       1.42%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (0.59)     $ 32.49          (0.12)%(5)       1.30%(5)       1.95%(5)
MAY 2, 1996 (4) TO MAY 31, 1996..............        0.00      $ 29.08           0.34%(5)        2.08%(5)       6.40%(5)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (5.63)     $ 39.97          (2.29)%(5)       2.23%(5)       2.60%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 35.93          (0.76)%(5)       2.00%(5)       2.45%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (2.07)     $ 35.39          (0.83)%(5)       2.00%(5)       2.45%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (3.54)     $ 35.23          (0.85)%(5)       2.00%(5)       2.45%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (0.59)     $ 32.28          (0.82)%(5)       2.04%(5)       3.02%(5)
MAY 6, 1996 (4) TO MAY 31, 1996..............        0.00      $ 29.07          (0.40)%(5)       2.92%(5)       7.44%(5)
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (5.63)     $ 41.14          (2.27)%(5)       2.23%(5)       3.05%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 36.84          (0.87)%(5)       2.00%(5)       6.22%(5)
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........       (2.07)     $ 36.29          (0.87)%(5)       2.01%(5)      21.40%(5)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (5.63)     $ 41.32          (1.33)%(5)       1.26%(5)       1.36%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 36.82           0.05%(5)        1.25%(5)       1.40%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (2.07)     $ 36.17          (0.08)%(5)       1.25%(5)       1.38%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (3.54)     $ 35.72          (0.11)%(5)       1.25%(5)       1.35%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (0.59)     $ 32.48          (0.09)%(5)       1.30%(5)       1.84%(5)
NOVEMBER 1, 1995 TO MAY 31, 1996.............       (1.86)     $ 29.08           0.01%(5)        1.35%(5)       1.85%(5)
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....        0.00      $ 26.97          (0.11)%(5)       1.38%(5)       1.92%(5)

INDEX FUND
----------------------------------------------------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (0.68)     $ 61.98           0.92%(5)        0.25%(5)       0.35%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......       (0.27)     $ 53.67           1.17%(5)        0.25%(5)       0.55%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.40)     $ 54.83           1.28%(5)        0.25%(5)       0.55%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (3.80)     $ 46.36           1.53%(5)        0.25%(5)       0.58%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (0.51)     $ 39.49           2.10%           0.25%          0.56%
NOVEMBER 1, 1995 TO MAY 31, 1996.............       (0.19)     $ 31.49           2.25%           0.31%          0.57%
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....        0.00      $ 27.67           2.12%           0.50%          0.64%

INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.39)     $ 27.26          (2.02)%(5)       1.70%(5)       2.12%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 23.73           0.92%(5)        1.50%(5)       1.81%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.46)     $ 22.78           0.37%(5)        1.50%(5)       1.80%(5)
JUNE 1, 1997 TO MAY 31, 1998.................        0.00      $ 23.84           0.44%(5)        1.47%(5)       1.72%(5)
JUNE 1, 1996 TO MAY 31, 1997.................        0.00      $ 21.66           0.42%(5)        1.43%(5)       1.72%(5)
NOVEMBER 1, 1995 TO MAY 31, 1996.............        0.00      $ 19.82           0.92%(5)        1.50%(5)       2.51%(5)
APRIL 12, 1995 (4) TO OCTOBER 31, 1995.......        0.00      $ 17.97           0.26%(5)        1.32%(5)      20.95%(5)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.39)     $ 26.91          (2.81)%(5)       2.47%(5)       2.95%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 23.54           0.18%(5)        2.25%(5)       2.92%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.46)     $ 22.66          (0.30)%(5)       2.25%(5)       2.89%(5)


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     18.75%            45%         $    76,519
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     28.68%            38%         $    60,909
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....     (7.45)%           18%         $    48,772
APRIL 1, 1997 TO MARCH 31, 1998..............     33.83%           137%         $    52,901
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......      7.36%            40%         $    23,010
JANUARY 1, 1996 TO SEPTEMBER 30, 1996 (14)...     11.89%            83%         $    12,832
JANUARY 1, 1995 (4) TO DECEMBER 31, 1995.....     28.47%           100%         $     4,682
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     19.29%            45%         $    58,726
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     29.69%            38%         $    17,588
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....     (7.10)%           18%         $    14,355
APRIL 1, 1997 TO MARCH 31, 1998..............     34.86%           137%         $    18,180
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......      7.92%            40%         $    19,719
SEPTEMBER 6, 1996 (4) TO SEPTEMBER 30,
  1996.......................................      3.41%            83%         $    18,508
GROWTH EQUITY
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     29.33%            33%(8)      $    20,648
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      1.82%            22%(8)      $    23,750
JUNE 1, 1998 TO MAY 31, 1999.................      7.57%            73%(8)      $    17,335
JUNE 1, 1997 TO MAY 31, 1998.................     22.55%            47%(8)      $    21,567
JUNE 1, 1996 TO MAY 31, 1997.................     14.11%             9%         $    14,146
MAY 2, 1996 (4) TO MAY 31, 1996..............      2.04%             7%         $     3,338
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     28.92%            33%(8)      $    25,616
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      1.53%            22%(8)      $    19,211
JUNE 1, 1998 TO MAY 31, 1999.................      6.78%            73%(8)      $    18,976
JUNE 1, 1997 TO MAY 31, 1998.................     21.63%            47%(8)      $    16,615
JUNE 1, 1996 TO MAY 31, 1997.................     13.28%             9%         $     8,713
MAY 6, 1996 (4) TO MAY 31, 1996..............      3.16%             7%         $       703
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     28.91%            33%(8)      $     1,115
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      1.52%            22%(8)      $       320
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........     25.73%            73%(8)      $        60
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     29.52%            33%(8)      $   808,393
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      1.80%            22%(8)      $   644,215
JUNE 1, 1998 TO MAY 31, 1999.................      7.60%            73%(8)      $   920,586
JUNE 1, 1997 TO MAY 31, 1998.................     22.52%            47%(8)      $ 1,033,251
JUNE 1, 1996 TO MAY 31, 1997.................     14.11%             9%         $   895,420
NOVEMBER 1, 1995 TO MAY 31, 1996.............     15.83%             7%         $   735,728
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....     21.10%             9%         $   564,004
INDEX FUND
---------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     17.32%             5%(6)      $   997,402
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (1.00)%           11%(6)      $   813,861
JUNE 1, 1998 TO MAY 31, 1999.................     20.57%             4%(6)      $ 1,154,289
JUNE 1, 1997 TO MAY 31, 1998.................     30.32%             7%(6)      $   784,205
JUNE 1, 1996 TO MAY 31, 1997.................     29.02%            24%         $   513,134
NOVEMBER 1, 1995 TO MAY 31, 1996.............     16.27%             9%         $   249,644
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....     26.93%            14%         $   186,197
INTERNATIONAL
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     25.78%            59%(6)      $     5,842
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      4.17%            23%(6)      $     2,726
JUNE 1, 1998 TO MAY 31, 1999.................     (1.36)%           95%(8)      $     2,866
JUNE 1, 1997 TO MAY 31, 1998.................     11.20%            37%(8)      $     3,342
JUNE 1, 1996 TO MAY 31, 1997.................     10.33%            48%(6)      $     2,240
NOVEMBER 1, 1995 TO MAY 31, 1996.............     12.31%            14%(6)      $     1,080
APRIL 12, 1995 (4) TO OCTOBER 31, 1995.......      8.91%            29%(6)      $       216
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     25.28%            59%(6)      $     3,159
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      3.88%            23%(6)      $     1,960
JUNE 1, 1998 TO MAY 31, 1999.................     (2.08)%           95%(8)      $     1,973

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING         NET             AND   DIVIDENDS
                                               NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                                               VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                                                   SHARE      (LOSS)     INVESTMENTS      INCOME
------------------------------------------------------------------------------------------------
JUNE 1, 1997 TO MAY 31, 1998.................   $ 21.55      (0.09)          2.31        (0.07)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 19.71      (0.06)          1.93        (0.03)
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 17.91       0.25           1.83        (0.28)
MAY 12, 1995 (4) TO OCTOBER 31, 1995.........   $ 17.20       0.01           0.70         0.00
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 23.74      (0.09)          6.04         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 22.80       0.07           0.87         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 23.85       0.10          (0.48)       (0.21)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 21.67       0.09           2.29        (0.20)
JUNE 1, 1996 TO MAY 31, 1997.................   $ 19.84       0.09           1.94        (0.20)
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 17.99       0.14           2.04        (0.33)
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....   $ 17.28       0.09           0.62         0.00

INTERNATIONAL EQUITY (17)
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 12.70      (0.05)          5.18        (0.13)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $  9.36      (0.02)          3.36         0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 11.05       0.00          (1.69)        0.00
SEPTEMBER 24, 1997 TO MARCH 31, 1998.........   $ 10.00       0.02           1.03         0.00
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 12.54      (0.07)          5.09        (0.07)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $  9.30      (0.10)          3.34         0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 11.01      (0.03)         (1.68)        0.00
SEPTEMBER 24, 1997 TO MARCH 31, 1998.........   $ 10.00      (0.01)          1.02         0.00
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 12.54       0.03           4.98        (0.09)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $  9.30      (0.04)          3.28         0.00
APRIL 1 ,1998 (4) TO SEPTEMBER 30, 1998......   $ 11.01      (0.03)         (1.68)        0.00
I SHARES
NOVEMBER 8, 1999 (4) TO MARCH 31, 2000.......   $ 13.61       0.12           4.01        (0.14)

LARGE COMPANY GROWTH
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 57.96      (0.22)         22.37         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 58.09      (0.12)         (0.01)        0.00
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........   $ 38.48      (0.16)         20.82         0.00
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 54.29      (0.36)         20.88         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 54.50      (0.19)         (0.02)        0.00
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........   $ 39.80      (0.17)         15.92         0.00
C SHARES
NOVEMBER 8, 1999 (4) TO MARCH 31, 2000.......   $ 59.32      (0.14)         15.70         0.00
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 54.60      (0.14)         21.06         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 54.67      (0.07)          0.00         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 39.94      (0.17)         15.95         0.00
JUNE 1, 1997 TO MAY 31, 1998.................   $ 32.63      (0.11)         10.20         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $ 26.97      (0.03)          5.91         0.00
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 23.59      (0.04)          3.64         0.00
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....   $ 18.50      (0.05)          5.14         0.00

SMALL CAP GROWTH (18)
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 26.23       0.07          19.13         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 17.86      (0.18)          9.99         0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 25.62      (0.09)         (7.67)        0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 18.98      (0.06)          8.76         0.00
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 22.45      (0.01)         (3.46)        0.00
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....   $ 22.01       0.00           0.44         0.00
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 25.72       0.08          18.61         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 17.64      (0.36)          9.86         0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 25.38      (0.18)         (7.56)        0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 18.93      (0.11)          8.61         0.00
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 22.46      (0.04)         (3.49)        0.00
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....   $ 22.02       0.00           0.44         0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
106

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                               DISTRIBUTIONS     ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    FROM NET  NET ASSET  ---------------------------------------------
                                                    REALIZED  VALUE PER  NET INVESTMENT            NET           GROSS
                                                       GAINS      SHARE   INCOME (LOSS)       EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
JUNE 1, 1997 TO MAY 31, 1998.................        0.00      $ 23.70          (0.29)%(5)       2.22%(5)       2.81%(5)
JUNE 1, 1996 TO MAY 31, 1997.................        0.00      $ 21.55          (0.34)%(5)       2.18%(5)       2.76%(5)
NOVEMBER 1, 1995 TO MAY 31, 1996.............        0.00      $ 19.71          (0.02)%(5)       2.25%(5)       3.11%(5)
MAY 12, 1995 (4) TO OCTOBER 31, 1995.........        0.00      $ 17.91           0.17%(5)        1.27%(5)      14.57%(5)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.39)     $ 27.30          (1.88)%(5)       1.51%(5)       1.54%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 23.74           0.90%(5)        1.50%(5)       1.58%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.46)     $ 22.80           0.44%(5)        1.50%(5)       1.61%(5)
JUNE 1, 1997 TO MAY 31, 1998.................        0.00      $ 23.85           0.45%(5)        1.47%(5)       1.50%(5)
JUNE 1, 1996 TO MAY 31, 1997.................        0.00      $ 21.67           0.40%(5)        1.43%(5)       1.44%(5)
NOVEMBER 1, 1995 TO MAY 31, 1996.............        0.00      $ 19.84           0.60%(5)        1.50%(5)       1.52%(5)
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....        0.00      $ 17.99           0.54%(5)        1.50%(5)       1.66%(5)

INTERNATIONAL EQUITY (17)
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (0.08)     $ 17.62          (0.86)%          1.75%          1.59%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........        0.00      $ 12.70          (0.17)%          1.75%          2.10%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $  9.36           0.10%           1.75%          2.06%
SEPTEMBER 24, 1997 TO MARCH 31, 1998.........        0.00      $ 11.05           0.35%           1.75%          2.20%
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (0.08)     $ 17.41          (1.52)%          2.45%          2.06%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........        0.00      $ 12.54          (0.81)%          2.40%          2.79%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $  9.30          (0.56)%          2.40%          2.70%
SEPTEMBER 24, 1997 TO MARCH 31, 1998.........        0.00      $ 11.01          (0.31)%          2.40%          2.84%
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (0.08)     $ 17.38          (1.56)%          2.45%          2.08%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........        0.00      $ 12.54          (0.78)%          2.37%          2.72%
APRIL 1 ,1998 (4) TO SEPTEMBER 30, 1998......        0.00      $  9.30          (1.15)%          2.40%          2.66%
I SHARES
NOVEMBER 8, 1999 (4) TO MARCH 31, 2000.......       (0.08)     $ 17.52          (0.38)%          1.50%          1.18%

LARGE COMPANY GROWTH
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.60)     $ 78.51          (1.47)%(5)       1.21%(5)       1.34%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 57.96          (0.58)%(5)       1.20%(5)       1.40%(5)
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........       (1.05)     $ 58.09          (0.68)%(5)       1.20%(5)       1.35%(5)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.60)     $ 73.21          (2.03)%(5)       1.76%(5)       2.16%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 54.29          (1.13)%(5)       1.75%(5)       2.05%(5)
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........       (1.05)     $ 54.50          (1.22)%(5)       1.76%(5)       2.15%(5)
C SHARES
NOVEMBER 8, 1999 (4) TO MARCH 31, 2000.......       (1.60)     $ 73.28          (2.17)%(5)       1.78%(5)       2.19%(5)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (1.60)     $ 73.92          (1.27)%(5)       1.00%(5)       1.02%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 54.60          (0.38)%(5)       1.00%(5)       1.04%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (1.05)     $ 54.67          (0.49)%(5)       1.00%(5)       1.09%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (2.78)     $ 39.94          (0.36)%(5)       1.00%(5)       1.03%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (0.22)     $ 32.63          (0.18)%          0.99%          1.09%
NOVEMBER 1, 1995 TO MAY 31, 1996.............       (0.22)     $ 26.97          (0.30)%          1.00%          1.13%
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....        0.00      $ 23.59          (0.23)%          1.00%          1.20%

SMALL CAP GROWTH (18)
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.56)     $ 42.87          (0.79)%          1.29%          1.86%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (1.44)     $ 26.23          (0.92)%          1.35%          1.53%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 17.86          (0.82)%          1.36%          1.49%
APRIL 1, 1997 TO MARCH 31, 1998..............       (2.06)     $ 25.62          (0.43)%(11)      1.22%(11)      1.57%(11)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......        0.00      $ 18.98          (0.23)%(11)      1.10%(11)      2.80%(11)
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....        0.00      $ 22.45          (0.59)%(11)      1.03%(11)     38.54%(11)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.50)     $ 41.91          (1.55)%          2.05%          2.73%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (1.42)     $ 25.72          (1.67)%          2.09%          2.29%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 17.64          (1.56)%          2.11%          2.13%
APRIL 1, 1997 TO MARCH 31, 1998..............       (2.05)     $ 25.38          (1.13)%(11)      1.92%(11)      2.21%(11)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......        0.00      $ 18.93          (0.85)%(11)      1.75%(11)      3.55%(11)
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....        0.00      $ 22.46           0.00%           0.00%          0.00%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
JUNE 1, 1997 TO MAY 31, 1998.................     10.39%            37%(8)      $     2,245
JUNE 1, 1996 TO MAY 31, 1997.................      9.44%            48%(6)      $     1,667
NOVEMBER 1, 1995 TO MAY 31, 1996.............     11.79%            14%(6)      $       995
MAY 12, 1995 (4) TO OCTOBER 31, 1995.........      4.30%            29%(6)      $       395
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     25.90%            59%(6)      $   326,706
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      4.12%            23%(6)      $   274,448
JUNE 1, 1998 TO MAY 31, 1999.................     (1.32)%           95%(8)      $   271,240
JUNE 1, 1997 TO MAY 31, 1998.................     11.19%            37%(8)      $   279,667
JUNE 1, 1996 TO MAY 31, 1997.................     10.27%            48%(6)      $   228,552
NOVEMBER 1, 1995 TO MAY 31, 1996.............     12.31%            14%(6)      $   143,643
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....      4.11%            29%(6)      $    91,401
INTERNATIONAL EQUITY (17)
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     40.65%            20%         $    58,280
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     35.68%            41%         $    35,779
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (15.29)%           21%         $    23,857
SEPTEMBER 24, 1997 TO MARCH 31, 1998.........     10.52%            12%         $    26,770
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     40.13%            20%         $    64,622
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     34.84%            41%         $    37,911
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (15.53)%           21%         $    30,070
SEPTEMBER 24, 1997 TO MARCH 31, 1998.........     10.10%            12%         $    33,003
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     40.06%            20%         $     2,398
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     34.84%            41%         $       673
APRIL 1 ,1998 (4) TO SEPTEMBER 30, 1998......    (15.53)%           21%         $       297
I SHARES
NOVEMBER 8, 1999 (4) TO MARCH 31, 2000.......     31.66%            20%         $    80,312
LARGE COMPANY GROWTH
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     38.64%             5%(6)      $   292,646
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.22)%            5%(6)      $   188,890
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........     54.16%            28%(6)      $   191,233
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     38.25%             5%(6)      $   379,498
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.39)%            5%(6)      $   201,351
OCTOBER 1, 1998 (4) TO MAY 31, 1999..........     40.01%            28%(6)      $   156,870
C SHARES
NOVEMBER 8, 1999 (4) TO MARCH 31, 2000.......     26.51%             5%(6)      $    11,583
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     38.77%             5%(6)      $ 1,349,024
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.13)%            5%(6)      $   801,943
JUNE 1, 1998 TO MAY 31, 1999.................     39.96%            28%(6)      $   645,385
JUNE 1, 1997 TO MAY 31, 1998.................     32.29%            13%(6)      $   232,499
JUNE 1, 1996 TO MAY 31, 1997.................     21.93%            24%         $   131,768
NOVEMBER 1, 1995 TO MAY 31, 1996.............     15.40%            17%         $    82,114
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....     27.51%            32%         $    63,567
SMALL CAP GROWTH (18)
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     78.49%            37%         $   190,311
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     58.81%           249%         $    16,662
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (30.29)%          110%         $    10,899
APRIL 1, 1997 TO MARCH 31, 1998..............     47.03%           291%(12)     $    15,611
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......    (15.46)%           69%(12)     $     3,107
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....      2.00%            10%(12)     $        96
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     77.96%            37%         $    95,295
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     57.66%           249%         $    18,718
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (30.50)%          110%         $    13,071
APRIL 1, 1997 TO MARCH 31, 1998..............     46.02%           291%(12)     $    15,320
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......    (15.72)%           69%(12)     $     1,905
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....      2.00%            10%(12)     $         0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING         NET             AND   DIVIDENDS
                                               NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                                               VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                                                   SHARE      (LOSS)     INVESTMENTS      INCOME
------------------------------------------------------------------------------------------------
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 25.71       0.20          18.47         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 17.63      (0.39)          9.89         0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 25.38      (0.18)         (7.57)        0.00
DECEMBER 15, 1997 (4) TO MARCH 31, 1998......   $ 21.77      (0.08)          3.69         0.00
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 26.66      (0.03)         19.61         0.00
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........   $ 18.02      (0.28)         10.38         0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....   $ 25.77      (0.02)         (7.73)        0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 19.01       0.00           8.84        (0.01)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......   $ 22.45       0.02          (3.46)        0.00
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....   $ 22.01       0.00           0.44         0.00

SMALL CAP OPPORTUNITIES
------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 20.50      (0.07)          6.86         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 20.50      (0.04)          0.04         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 23.60      (0.11)         (2.97)        0.00
JUNE 1, 1997 TO MAY 31, 1998.................   $ 19.83      (0.07)          4.37         0.00
OCTOBER 9, 1996 (4) TO MAY 31, 1997..........   $ 17.39      (0.01)          2.46         0.00
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 20.03      (0.14)          6.68         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 20.09      (0.09)          0.03         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 23.32      (0.31)         (2.90)        0.00
JUNE 1, 1997 TO MAY 31, 1998.................   $ 19.75      (0.05)          4.15         0.00
NOVEMBER 8, 1996 (4) TO MAY 31, 1997.........   $ 17.41      (0.05)          2.40         0.00
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 20.50      (0.06)          6.87         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 20.51      (0.03)          0.02         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 23.61      (0.11)         (2.97)        0.00
JUNE 1, 1997 TO MAY 31, 1998.................   $ 19.84      (0.06)          4.36         0.00
AUGUST 15, 1996 (4) TO MAY 31, 1997..........   $ 16.26      (0.01)          3.60         0.00

SMALL CAP VALUE
------------------------------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $  8.51      (0.03)          1.60         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $  8.04      (0.02)          0.49         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.16      (0.03)         (2.08)        0.00
OCTOBER 15, 1997 (4) TO MAY 31, 1998.........   $ 10.00      (0.01)          0.17         0.00

SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............   $ 27.03      (0.10)         10.73         0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......   $ 27.44      (0.05)         (0.36)        0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 33.69      (0.15)         (3.67)        0.00
JUNE 1, 1997 TO MAY 31, 1998.................   $ 31.08      (0.23)          6.88         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $ 33.00      (0.18)          1.83         0.00
NOVEMBER 1, 1995 TO MAY 31, 1996.............   $ 29.99      (0.07)          5.94         0.00
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....   $ 21.88      (0.11)          8.22         0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
108

FINANCIAL HIGHLIGHTS (UNAUDITED)                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                               DISTRIBUTIONS     ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    FROM NET  NET ASSET  ---------------------------------------------
                                                    REALIZED  VALUE PER  NET INVESTMENT            NET           GROSS
                                                       GAINS      SHARE   INCOME (LOSS)       EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.50)     $ 41.88          (1.54)%          2.05%          2.45%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (1.42)     $ 25.71          (1.68)%          2.10%          2.68%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 17.63          (1.56)%          2.11%          2.71%
DECEMBER 15, 1997 (4) TO MARCH 31, 1998......        0.00      $ 25.38          (1.17)%          2.10%          2.66%
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............       (2.60)     $ 43.64          (0.67)%          1.18%          1.44%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........       (1.46)     $ 26.66          (0.38)%          0.76%          1.29%
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....        0.00      $ 18.02          (0.21)%          0.76%          1.21%
APRIL 1, 1997 TO MARCH 31, 1998..............       (2.07)     $ 25.77           0.01%(11)       0.75%(11)      1.26%(11)
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......        0.00      $ 19.01           0.16%(11)       0.75%(11)      1.65%(11)
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....        0.00      $ 22.45          (1.15)%(11)      1.60%(11)      1.63%(11)

SMALL CAP OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............        0.00      $ 27.29          (0.65)%          1.39%          1.64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 20.50          (0.44)%          1.25%          1.41%
JUNE 1, 1998 TO MAY 31, 1999.................       (0.02)     $ 20.50          (0.47)%(5)       1.25%(5)       1.49%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (0.53)     $ 23.60          (0.43)%(5)       1.27%(5)       1.86%(5)
OCTOBER 9, 1996 (4) TO MAY 31, 1997..........       (0.01)     $ 19.83          (0.18)%(5)       1.25%(5)      10.51%(5)
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............        0.00      $ 26.57          (1.41)%          2.14%          2.34%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 20.03          (1.19)%          2.00%          2.48%
JUNE 1, 1998 TO MAY 31, 1999.................       (0.02)     $ 20.09          (1.28)%(5)       2.06%(5)       2.51%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (0.53)     $ 23.32          (1.21)%(5)       2.02%(5)       3.05%(5)
NOVEMBER 8, 1996 (4) TO MAY 31, 1997.........       (0.01)     $ 19.75          (0.99)%(5)       2.06%(5)      27.27%(5)
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............        0.00      $ 27.31          (0.53)%          1.26%          1.30%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 20.50          (0.44)%          1.25%          1.29%
JUNE 1, 1998 TO MAY 31, 1999.................       (0.02)     $ 20.51          (0.47)%(5)       1.25%(5)       1.35%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (0.53)     $ 23.61          (0.40)%(5)       1.25%(5)       1.38%(5)
AUGUST 15, 1996 (4) TO MAY 31, 1997..........       (0.01)     $ 19.84          (0.16)%(5)       1.25%(5)       1.89%(5)

SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............        0.00      $ 10.08          (1.26)%(5)       1.26%(5)       1.42%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $  8.51          (0.60)%(5)       1.29%(5)       1.71%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (0.01)     $  8.04          (0.46)%(5)       1.30%(5)       1.72%(5)
OCTOBER 15, 1997 (4) TO MAY 31, 1998.........        0.00      $ 10.16          (0.56)%(5)       1.30%(5)       3.54%(5)

SMALL COMPANY GROWTH
----------------------------------------------------------------------------------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............        0.00      $ 37.66          (1.53)%(5)       1.26%(5)       1.27%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......        0.00      $ 27.03          (0.52)%(5)       1.25%(5)       1.30%(5)
JUNE 1, 1998 TO MAY 31, 1999.................       (2.43)     $ 27.44          (0.52)%(5)       1.25%(5)       1.30%(5)
JUNE 1, 1997 TO MAY 31, 1998.................       (4.04)     $ 33.69          (0.73)%(5)       1.25%(5)       1.26%(5)
JUNE 1, 1996 TO MAY 31, 1997.................       (3.57)     $ 31.08          (0.71)%          1.24%          1.29%
NOVEMBER 1, 1995 TO MAY 31, 1996.............       (2.86)     $ 33.00          (0.41)%          1.25%          1.29%
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....        0.00      $ 29.99          (0.47)%          1.25%          1.35%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
C SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     77.90%            37%         $    26,798
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     57.69%           249%         $     1,711
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (30.54)%          110%         $     1,426
DECEMBER 15, 1997 (4) TO MARCH 31, 1998......     16.58%           291%         $     2,495
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     78.77%            37%         $   133,896
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999........     59.98%           249%         $    22,023
APRIL 1, 1998 TO SEPTEMBER 30, 1998 (10).....    (30.07)%          110%         $    56,438
APRIL 1, 1997 TO MARCH 31, 1998..............     47.70%           291%(12)     $    78,856
OCTOBER 1, 1996 TO MARCH 31, 1997 (13).......    (15.32)%           69%(12)     $    29,200
SEPTEMBER 16, 1996 TO SEPTEMBER 30, 1996.....      2.00%            10%(12)     $    24,553
SMALL CAP OPPORTUNITIES
---------------------------------------------
A SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     33.12%            82%         $     9,497
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      0.00%            40%         $     7,633
JUNE 1, 1998 TO MAY 31, 1999.................    (13.03)%          119%(6)      $     4,698
JUNE 1, 1997 TO MAY 31, 1998.................     21.97%            55%(6)      $     6,870
OCTOBER 9, 1996 (4) TO MAY 31, 1997..........     11.37%            34%(6)      $       522
B SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     32.65%            82%         $     5,083
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.30)%           40%         $     4,089
JUNE 1, 1998 TO MAY 31, 1999.................    (13.74)%          119%(6)      $     4,187
JUNE 1, 1997 TO MAY 31, 1998.................     21.03%            55%(6)      $     6,140
NOVEMBER 8, 1996 (4) TO MAY 31, 1997.........     13.53%            34%(6)      $       158
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     33.22%            82%         $   227,907
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (0.05)%           40%         $   195,283
JUNE 1, 1998 TO MAY 31, 1999.................    (13.02)%          119%(6)      $   201,816
JUNE 1, 1997 TO MAY 31, 1998.................     21.95%            55%(6)      $   284,828
AUGUST 15, 1996 (4) TO MAY 31, 1997..........     11.42%            34%(6)      $    77,174
SMALL CAP VALUE
---------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     18.45%            63%(6)      $    17,956
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......      5.85%            49%(6)      $    17,404
JUNE 1, 1998 TO MAY 31, 1999.................    (20.77)%          108%(6)      $    16,791
OCTOBER 15, 1997 (4) TO MAY 31, 1998.........      1.60%            79%(6)(7)   $     6,422
SMALL COMPANY GROWTH
---------------------------------------------
I SHARES
OCTOBER 1, 1999 TO MARCH 31, 2000............     39.33%            27%(6)      $   663,020
JUNE 1, 1999 TO SEPTEMBER 30, 1999 (3).......     (1.49)%           55%(6)      $   515,292
JUNE 1, 1998 TO MAY 31, 1999.................    (10.72)%          154%(6)      $   557,516
JUNE 1, 1997 TO MAY 31, 1998.................     22.38%           123%(6)      $   748,269
JUNE 1, 1996 TO MAY 31, 1997.................      5.65%           124%         $   447,580
NOVEMBER 1, 1995 TO MAY 31, 1996.............     21.43%            62%         $   378,546
NOVEMBER 11, 1994 (4) TO OCTOBER 31, 1995....     37.07%           107%         $   278,058

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                        NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)   The Fund changed its fiscal year-end from May 31 to September 30.

(4)   Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(7) The Portfolio in which the Fund invests had a different period of operations than the Fund.

(8) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(9)   Actual dividends per share were less than $0.01.

(10)  The Fund changed its fiscal year-end from March 31 to September 30.

(11) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(12) The portfolio turnover rate includes activity of the Master Portfolio prior to December 15, 1997.

(13)  The Fund changed its fiscal year-end from September 30 to March 31.

(14)  The Fund changed its fiscal year-end from December 31 to September 30.

(15) The portfolio turnover rate of the Corporate Stock Master Portfolio from its inception on April 26, 1999 to September 30, 1999 was 3%. The information shown reflects the stand-alone period only.

(16) The Fund operated as a series of Pacifica Funds Trust from its commencement of operations until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the reorganization, existing Investor Shares were converted into Class A shares of the Fund and WFB assumed investment advisory responsibilities. Prior to April 1, 1996, the Fund was advised by First Interstate Capital Management, Inc. ("FICM"). In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management, Inc.

(17)  The Fund commenced operations on September 24, 1997.

(18)  The Fund commenced operations on September 16, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International, International Equity, Large Company Growth, Small Cap Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999 the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

    Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
                                              PERFORMA DISCIPLINED GROWTH FUND*         DISCIPLINED GROWTH FUND

                                              DIVERSIFIED EQUITY FUND*                  DIVERSIFIED EQUITY FUND

                                              DIVERSIFIED SMALL CAP FUND*               DIVERSIFIED SMALL CAP FUND

    DIVERSIFIED EQUITY INCOME FUND            INCOME EQUITY FUND*                       EQUITY INCOME FUND

    EQUITY INDEX FUND*                                                                  EQUITY INDEX FUND

    EQUITY VALUE FUND*                                                                  EQUITY VALUE FUND

                                              GROWTH EQUITY FUND*                       GROWTH EQUITY FUND

    GROWTH FUND*                              VALUGROWTH-SM- STOCK FUND                 GROWTH FUND

                                              INDEX FUND*                               INDEX FUND

                                              INTERNATIONAL FUND*                       INTERNATIONAL FUND

    INTERNATIONAL EQUITY FUND*                                                          INTERNATIONAL EQUITY FUND

                                              LARGE COMPANY GROWTH FUND*                LARGE COMPANY GROWTH FUND

    SMALL CAP FUND*/STRATEGIC                 SMALL COMPANY STOCK FUND                  SMALL CAP GROWTH FUND
      GROWTH FUND

                                              SMALL CAP OPPORTUNITIES FUND*             SMALL CAP OPPORTUNITIES FUND

                                              PERFORMA SMALL CAP VALUE FUND*            SMALL CAP VALUE FUND

                                              SMALL COMPANY GROWTH FUND*                SMALL COMPANY GROWTH FUND

  *  ACCOUNTING SURVIVOR

   In the consolidation, the Wells Fargo Equity Income Fund acquired all of the net assets of the Stagecoach Diversified Equity Income Fund and Norwest
  Advantage Income Equity Fund. The Stagecoach Diversified Equity Income Fund exchanged its 11,832,453 shares (valued at $174,302,021) for 3,962,913 shares of the Wells Fargo Equity Income Fund.
   In the consolidation, the Wells Fargo Growth Fund acquired all of the net assets of the Stagecoach Growth Fund and Norwest Advantage ValuGrowth Stock Fund. The Norwest Advantage ValuGrowth Stock Fund exchanged its 11,218,810 shares (valued at $138,863,010) for 5,907,342 shares of the Wells Fargo Growth Fund. The net assets of the Norwest Advantage ValuGrowth Stock Fund included unrealized appreciation of $53,118,113.
   In the consolidation, the Wells Fargo Small Cap Growth Fund acquired all of the net assets of the Stagecoach Small Cap, Stagecoach Strategic Growth, and Norwest Advantage Small Company Stock Funds. The Stagecoach Strategic Growth Fund exchanged its 5,537,435 shares (valued at $144,073,891) for 4,907,364 shares of the Wells Fargo Small Cap Growth Fund. The net assets of the Stagecoach Strategic Growth Fund included unrealized appreciation of $26,936,348. The Norwest Advantage Small Company Stock Fund exchanged its 2,745,369 shares (valued at $27,416,341) for 919,461 shares of the Wells Fargo

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  Small Cap Growth Fund. The net assets of the Norwest Advantage Small Company Stock Fund included unrealized appreciation of $1,817,314.
   The Diversified Equity, Diversified Small Cap, Equity Income, Equity Value, Growth, Growth Equity, International, International Equity, Large Company Growth, Small Cap Growth, and Small Cap Opportunities Funds offer Class A, Class B, and Institutional Class shares. In addition, the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Company Growth, and Small Cap Growth Funds also offer Class C shares. The Equity Index Fund offers Class A, Class B, and Class O shares. The Disciplined Growth, Index, Small Cap Value, and Small Company Growth Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.
   The Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios ("Portfolio") of Core Trust, a registered open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

FOREIGN CURRENCY TRANSLATION
   The accounting records of the International and International Equity Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds'

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

  books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.
   The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS
   The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On
  March 31, 2000, the Equity Index and Growth Funds held the following long futures contracts:

                                                                      Notional
                                                         Expiration   Contract    Net Unrealized
    Fund                       Contracts      Type          Date        Value      Appreciation
    EQUITY INDEX                  16      S&P 500 INDEX  JUNE, 2000  $ 6,061,200     $317,325

    GROWTH                        28      S&P 500 INDEX  JUNE, 2000  $10,607,100     $405,475

   The Equity Index Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $970,000. The Growth Fund has pledged to brokers cash for initial margin requirements with a value of $656,250.

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the six months ended March 31, 2000 were as follows:

    Fund                                       Securities    Collateral
    EQUITY INDEX                              $109,159,666  $112,630,225

    EQUITY VALUE                                25,939,100    26,940,941

    GROWTH                                      88,417,034    93,175,698

    SMALL CAP GROWTH                           112,932,959   116,977,402

    SMALL CAP OPPORTUNITIES                     34,224,251    35,415,154

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Equity Income and Equity Value Funds. Dividends to shareholders from net investment income of the Equity Income and Equity Value Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2000.

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                              Capital Loss
    Date                                  Fund                  Year Expires  Carryforwards
    MAY 31, 1999           DISCIPLINED GROWTH                   2006           $    15,619

                                                                2007             1,458,037

    MAY 31, 1999           DIVERSIFIED SMALL CAP                2006                 6,413

                                                                2007             3,472,150

    NOVEMBER 5, 1999       SMALL CAP GROWTH                     2006            23,208,632

                                                                2007             4,161,202

    SEPTEMBER 30, 1999     SMALL CAP OPPORTUNITIES              2006            16,265,178

    MAY 31, 1999           SMALL CAP VALUE                      2007             1,680,398

    MAY 31, 1999           SMALL COMPANY GROWTH                 2007            68,661,321

DEFERRED ORGANIZATION COSTS
   Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states prior to June 30, 1998 are being amortized on a straight-line basis over 60 months from the date each Fund commenced operations. Costs incurred after June 30, 1998 are expensed as incurred.

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    EQUITY INDEX FUND                                                0.25

    EQUITY VALUE FUND                                                0.75

    GROWTH FUND                                                      0.75

    INTERNATIONAL EQUITY FUND                                        1.00

    SMALL CAP GROWTH FUND                                            0.90

    SMALL CAP OPPORTUNITIES FUND                                     0.90

   The Diversified Equity, Diversified Small Cap, and Growth Equity Funds are invested in various Core Portfolios. WFB is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services including the determination of the asset allocations of each Fund's investments in the various Core Portfolios. The Disciplined Growth, Equity Income, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds invest all of their assets in single Core Portfolios and do not pay investment advisory fees. WFB acts as advisor to the Core Portfolios, and is entitled to receive a fee from the Core Portfolio for those services.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Equity Index Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million. For the Equity Value, Growth, and Small Cap Growth Funds, WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million, and 0.15% of each Fund's average daily net assets in excess of $400 million. For the International Equity Fund, WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.35% of the Fund's average daily net assets up to $200 million, 0.25% for the next $200 million, and 0.15% of the Fund's average daily net assets in excess of $400 million.

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Schroder Capital Management Inc. ("Schroder"), a wholly-owned U.S. subsidiary of Schroder Incorporated, which is a wholly-owned U.S. subsidiary of Schroder PLC, acts as sub-advisor to the Small Cap Opportunities Fund. Schroder is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.
   Prior to November 8, 1999, the Trust had entered into separate advisory contracts on behalf of the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. Under the prior contracts with the Funds, WFB was entitled to be paid monthly advisory fees at the annual rates of 0.25% of the Equity Index Fund's average daily net assets, 0.50% of the Equity Value Fund's average daily net assets, 1.00% of the International Equity Fund's average daily net assets, and 0.60% of the Small Cap Growth Fund's average daily net assets. For the Growth Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% for the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Prior to November 8, 1999, the investment advisor to the Small Cap Opportunities Fund was Norwest Investment Management, Inc. ("Adviser"), a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. For the Small Cap Opportunities Fund, the Adviser was entitled to be paid a monthly advisory fee at the annual rate of 0.60% of the Fund's average daily net assets. The rates for the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds remain unchanged.
   Prior to November 8, 1999, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acted as sub-advisor to the Equity Index Fund. BGFA was entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of its average daily net assets in excess of $200 million.
   Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, WFB (and the corresponding sub-advisor) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, WFB (and the corresponding sub-advisor) does not receive any compensation.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the period ended March 31, 2000 are disclosed in the Statement of Operations.
   Prior to November 8, 1999, the Plan for the Class A shares of the Equity Value, International Equity, and Small Cap Growth Funds provided that the Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to their Class A shares.
   Prior to November 8, 1999, the Plan for the Class A shares of the Growth Fund provided that such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Plan for Class B shares of the Growth Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.70% of the average daily net assets attributable to the Class B shares of the Growth Fund.
   Prior to November 8, 1999, the Plan for the Class A shares of the Large Company Growth and Diversified Small Cap Funds authorized payment of a distribution service fee at an annual rate of 0.10% of each Fund's average daily net assets attributable to its Class A shares. The Plan for the Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, International, Large Company Growth, and Small Cap Opportunities Funds also authorized payment of a maintenance fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class B shares.

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

   The Plan for Class B shares of the Equity Index, Equity Value, International Equity, and Small Cap Growth Funds, and Class C shares of the Equity Value, International Equity, and Small Cap Growth Funds remains unchanged.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
   Prior to November 8, 1999, the Administrator for the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.025% of each Fund's average daily net assets, with exception to the International and Small Cap Opportunities Funds which were charged 0.05% of each Fund's average daily net assets. Prior to March 25, 1999, the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds retained WFB as administrator and Stephens Inc. as co-administrator. For these services, WFB and Stephens Inc. were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. Prior to November 8, 1999, for the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds, Norwest served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares, except for the Class A shares of the Large Company Growth and Diversified Small Cap Funds.
   Prior to July 17, 1999, the Trust had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds, which were charged at an annual rate of 0.14% for Class A, Class B, Class C, and 0.06% for Class I of the average daily net assets of each Fund.

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares, 0.20% of the average daily net assets for Class O shares of the Equity Index Fund, and 0.10% of the average daily net assets for Institutional Class shares of the Diversified Small Cap, Small Cap Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds for these services. No fee is charged for Institutional Class shares of the Disciplined Growth, Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, Index, International, International Equity, and Large Company Growth Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares and 0.25% of the average daily net assets of the Institutional Class shares of the Growth Fund. Prior to November 8, 1999, all other Funds and share classes were charged at the same 0.25% annual rate listed above.

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The shareholder servicing fees paid on behalf of the Funds for the period ended March 31, 2000 were as follows:

                                                             Institutional
    Fund                       Class A   Class B   Class C       Class      Class O
    DISCIPLINED GROWTH FUND         N/A       N/A      N/A     $      0       N/A

    DIVERSIFIED EQUITY FUND    $ 87,274  $131,928  $ 3,805            0       N/A

    DIVERSIFIED SMALL CAP
      FUND                        1,397       694      N/A       31,650       N/A

    EQUITY INCOME FUND          225,137   169,904    3,802            0       N/A

    EQUITY INDEX FUND           819,396   103,488      N/A          N/A       $ 0

    EQUITY VALUE FUND            36,887    69,424    1,119       32,080       N/A

    GROWTH FUND                 448,553    93,801      N/A        4,587       N/A

    GROWTH EQUITY FUND           21,090    23,533      846            0       N/A

    INDEX FUND                      N/A       N/A      N/A            0       N/A

    INTERNATIONAL FUND            4,228     2,701      N/A            0       N/A

    INTERNATIONAL EQUITY FUND   149,896         0        0            0       N/A

    LARGE COMPANY GROWTH FUND   297,064   296,489    4,545            0       N/A

    SMALL CAP GROWTH FUND       182,773    82,606   23,548       44,427       N/A

    SMALL CAP OPPORTUNITIES
      FUND                        8,264     4,516      N/A       81,068       N/A

    SMALL CAP VALUE FUND            N/A       N/A      N/A        6,978       N/A

    SMALL COMPANY GROWTH FUND       N/A       N/A      N/A      244,477       N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. During the period, WFB provided sub-portfolio accounting services to the Equity Index and Equity Value Funds. For these services WFB was entitled to a fixed monthly fee from each Fund plus an annual fee of 0.0025% of each Fund's average daily net assets. WFB has engaged Investor's Bank and Trust Company ("IBT") to perform certain sub-portfolio accounting services for the International Equity Fund. Prior to November 8, 1999, the Trust entered into contracts on behalf of the Equity Index, Equity Value, Growth, and Small Cap Growth Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
   The Trust has entered into contracts on behalf of the Equity Index, Equity Value, Growth, Small Cap Growth, and Small Cap Opportunities Funds with Norwest Bank Minnesota, N.A. ("Norwest"), an affiliated party, whereby Norwest is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest is entitled to a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. IBT has been retained to act as custodian for the International Equity Fund. Prior to November 8, 1999, BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acted as custodian to the Equity Index Fund. Prior to November 8, 1999, the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds had Norwest serve as the custodian. For its custody services, Norwest was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, declining to 0.01% of the average daily net assets of each Fund in excess of $200 million. The Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds were not charged a custody fee at the Gateway level provided that they invested in Core Trust Portfolios. Prior to November 8, 1999 the Equity Value, Growth, and Small Cap Growth Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. Prior to June 4, 1999 WFB performed the above services for the Equity Value, Growth, and Small Cap Growth Funds for the same fees.
   Certain officers of the Trust are also officers of Stephens. As of March 31, 2000, Stephens owned 5,237 shares of the Equity Income Fund, 3 shares of the Equity Index Fund, 14 shares of the Equity Value Fund,

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

  177 shares of the Growth Fund, 7 shares of the International Equity Fund and 5,601 shares of the Small Cap Growth Fund.
   Stephens has retained $2,362,288 as sales charges from the proceeds of Class A shares sold, $0 from the proceeds of Class B shares redeemed and $76,914 from the proceeds of Class C shares redeemed by the Trust for the period ended March 31, 2000. A third party financing agent has retained approximately $3,596,236 from the proceeds of Class B shares redeemed by the Trust for the period ended March 31, 2000. Wells Fargo Securities Inc., a subsidiary of WFB, received $1,084,735 as sales charges from the proceeds of Class A shares sold, $0 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Trust for the period ended March 31, 2000. Norwest Bank Minnesota, N.A. received $18,560 as sales charges from the proceeds of Class A shares sold, $234,350 from the proceeds of Class B shares redeemed and $1,279 from the proceeds of Class C shares redeemed by the Trust for the period ended March 31, 2000.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2000, were waived by WFB or FAdS. Fee waivers are contractual and apply for a minimum of one year from the November 5, 1999 closing date of the reorganization (two years for the Equity Income Fund). Thereafter, the contract remains in effect until such time as the Board acts to reduce or eliminate such waivers.

    Fund                                 Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    DISCIPLINED GROWTH FUND                  $   18,209           $    2,825         $   21,034

    DIVERSIFIED EQUITY FUND                     360,860            1,234,962          1,595,822

    DIVERSIFIED SMALL CAP FUND                   31,574               55,981             87,555

    EQUITY INCOME FUND                           50,591              427,013            477,604

    EQUITY INDEX FUND                                 0              568,523            568,523

    EQUITY VALUE FUND                                 0              192,344            192,344

    GROWTH FUND                                       0              606,764            606,764

    GROWTH EQUITY FUND                           93,055              348,887            441,942

    INDEX FUND                                  233,562              236,418            469,980

    INTERNATIONAL FUND                            3,789               49,303             53,092

    INTERNATIONAL EQUITY FUND                         0              167,052            167,052

    LARGE COMPANY GROWTH FUND                   137,454              651,842            789,296

    SMALL CAP GROWTH FUND                             0              779,583            779,583

    SMALL CAP OPPORTUNITIES FUND                 17,968               30,023             47,991

    SMALL CAP VALUE FUND                          6,285                6,982             13,267

    SMALL COMPANY GROWTH FUND                    10,602               36,741             47,343

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended March 31, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    DISCIPLINED GROWTH FUND                     $ 22,318,677      $ 26,280,768

    DIVERSIFIED EQUITY FUND                      473,876,007       478,813,330

    DIVERSIFIED SMALL CAP FUND                    36,030,853        34,579,711

    EQUITY INCOME FUND                           129,858,521        84,201,753

    EQUITY INDEX FUND                             23,247,075        44,219,902

    EQUITY VALUE FUND                            127,240,460       181,331,774

    GROWTH FUND                                  206,900,457       260,701,992

    GROWTH EQUITY FUND                           294,632,058       300,821,472

    INDEX FUND                                    48,682,718        52,240,159

    INTERNATIONAL FUND                           177,406,103       298,146,910

    INTERNATIONAL EQUITY FUND                    107,202,421        23,361,684

    LARGE COMPANY GROWTH FUND                    178,122,972        81,067,847

    SMALL CAP GROWTH FUND                        248,359,758       100,911,217

    SMALL CAP OPPORTUNITIES FUND                 163,862,804       194,521,855

    SMALL CAP VALUE FUND                           9,818,723        10,610,728

    SMALL COMPANY GROWTH FUND                    171,413,270       153,365,555

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                   VALUE
COMMON STOCK - 100.91%
APPAREL & ACCESSORY STORES - 2.36%
 202,200  ROSS STORES INCORPORATED                     $  4,865,438
                                                       ------------
BUSINESS SERVICES - 13.38%
  76,700  COMPUTER ASSOCIATES INTERNATIONAL
          INCORPORATED                                    4,539,681
  51,950  MICROSOFT CORPORATION+                          5,519,688
  76,400  ORACLE CORPORATION+                             5,963,975
  57,000  SUN MICROSYSTEMS INCORPORATED+                  5,341,077
 165,850  SUNGARD DATA SYSTEMS INCORPORATED+              6,260,836

                                                         27,625,257
                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 5.24%
  91,280  CHIRON CORPORATION+                             4,552,590
 229,990  IVAX CORPORATION+                               6,267,228

                                                         10,819,818
                                                       ------------
COMMUNICATIONS - 2.51%
 110,520  BELLSOUTH CORPORATION                           5,194,440
                                                       ------------
DEPOSITORY INSTITUTIONS - 2.57%
  60,800  CHASE MANHATTAN CORPORATION                     5,301,000
                                                       ------------
EATING & DRINKING PLACES - 2.17%
 252,145  DARDEN RESTAURANTS INCORPORATED                 4,491,333
                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.53%
  55,690  CALPINE CORPORATION+                            5,234,860
                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 14.41%
 183,400  AMERICAN POWER CONVERSION
          CORPORATION+                                    7,863,273
  69,680  ANALOG DEVICES INCORPORATED+                    5,613,595
  66,980  LSI LOGIC CORPORATION+                          4,864,423
  33,760  TEXAS INSTRUMENTS INCORPORATED                  5,401,600
 108,030  VISHAY INTERTECHNOLOGY
          INCORPORATED+                                   6,009,169

                                                         29,752,060
                                                       ------------
FOOD & KINDRED PRODUCTS - 6.16%
  72,500  ANHEUSER-BUSCH COMPANIES
          INCORPORATED                                    4,513,125
 164,400  COCA-COLA ENTERPRISES INCORPORATED              3,544,875
  76,990  QUAKER OATS COMPANY                             4,667,519

                                                         12,725,519
                                                       ------------
GENERAL MERCHANDISE STORES - 2.53%
  69,950  TARGET CORPORATION                              5,228,763
                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 2.49%
 214,520  MGM GRAND INCORPORATED                          5,148,480
                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.97%
  48,890  APPLE COMPUTER INCORPORATED+                    6,639,873
  65,380  APPLIED MATERIALS INCORPORATED+                 6,162,065
  49,687  EMC CORPORATION+                                6,210,875

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                   VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
  82,130  INGERSOLL-RAND COMPANY                       $  3,634,253

                                                         22,647,066
                                                       ------------
INSURANCE CARRIERS - 4.95%
  77,900  JEFFERSON-PILOT CORPORATION                     5,185,219
  84,640  UNITED HEALTHCARE CORPORATION                   5,046,660

                                                         10,231,879
                                                       ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 2.30%
 130,390  BIOMET INCORPORATED                             4,742,936
                                                       ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.09%
  76,490  FANNIE MAE                                      4,316,904
                                                       ------------
OIL & GAS EXTRACTION - 2.17%
  77,460  KERR-MCGEE CORPORATION                          4,473,315
                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.84%
  90,740  AMERADA HESS CORPORATION                        5,864,073
                                                       ------------
PRIMARY METAL INDUSTRIES - 2.46%
 101,490  NUCOR CORPORATION                               5,074,500
                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.28%
  92,500  KNIGHT-RIDDER INCORPORATED                      4,711,719
                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 8.45%
  49,440  GOLDMAN SACHS GROUP INCORPORATED                5,197,380
 116,550  KNIGHT/TRIMARK GROUP INCORPORATED               5,944,050
  77,400  MORGAN STANLEY DEAN WITTER &
          COMPANY                                         6,312,938

                                                         17,454,368
                                                       ------------
TRANSPORTATION EQUIPMENT - 3.76%
  90,140  FORD MOTOR COMPANY                              4,140,806
  72,780  GENERAL DYNAMICS CORPORATION                    3,620,805

                                                          7,761,611
                                                       ------------
TRANSPORTATION SERVICES - 2.29%
 118,880  EXPEDITORS INTERNATIONAL OF
          WASHINGTON INCORPORATED                         4,725,480
                                                       ------------

                                                        208,390,819
TOTAL COMMON STOCK (COST $168,899,613)
                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $168,899,613)*                       100.91% $208,390,819
OTHER ASSETS AND LIABILITIES, NET           (0.91)   (1,877,939)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $206,512,880
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $46,881,422
GROSS UNREALIZED DEPRECIATION                       (7,390,216)
                                                    ----------
NET UNREALIZED APPRECIATION                         $39,491,206

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                 VALUE
COMMON STOCK - 99.80%
BUSINESS SERVICES - 1.82%
   223,657  GARTNER GROUP INCORPORATED CLASS B        $    2,977,434
 2,617,800  IMS HEALTH INCORPORATED                       44,338,987
                                                          47,316,421
                                                      --------------
CHEMICALS & ALLIED PRODUCTS - 8.79%
 1,094,269  E.I. DU PONT DE NEMOURS COMPANY               57,859,473
 1,591,200  PFIZER INCORPORATED                           58,178,250
   824,800  PROCTER & GAMBLE COMPANY                      46,395,000
 1,491,811  ROHM & HAAS COMPANY                           66,572,066
                                                         229,004,789
                                                      --------------
COMMUNICATIONS - 6.65%
    90,000  ALLTEL CORPORATION                             5,675,625
 1,896,800  AT&T CORPORATION                             106,695,000
   857,600  GTE CORPORATION                               60,889,600
                                                         173,260,225
                                                      --------------
DEPOSITORY INSTITUTIONS - 4.03%
    57,000  BANK OF AMERICA CORPORATION                    2,988,936
    37,500  CITIGROUP INCORPORATED                         2,224,219
   510,650  J.P. MORGAN & COMPANY INCORPORATED            67,278,137
 1,427,850  U.S. BANCORP                                  31,234,218
    43,500  UNIONBANCAL CORPORATION                        1,198,969
                                                         104,924,481
                                                      --------------
EATING & DRINKING PLACES - 1.74%
 1,205,500  MCDONALD'S CORPORATION                        45,281,594
                                                      --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.74%
    97,000  DUKE ENERGY CORPORATION                        5,092,500
   100,000  EL PASO ENERGY CORPORATION                     4,037,500
   176,079  PACIFIC GAS & ELECTRIC COMPANY                 3,697,659
   604,100  PUBLIC SERVICE ENTERPRISE GROUP
            INCORPORATED                                  17,896,462
   150,000  SOUTHERN COMPANY                               3,262,500
 1,826,350  TEXAS UTILITIES COMPANY                       54,219,766
   679,832  WASTE MANAGEMENT INCORPORATED                  9,305,201
                                                          97,511,588
                                                      --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 9.21%
 1,047,000  EMERSON ELECTRIC COMPANY                      55,360,125
   575,978  GENERAL ELECTRIC COMPANY                      89,384,586
 1,566,292  LUCENT TECHNOLOGIES INCORPORATED              95,152,239
                                                         239,896,950
                                                      --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES -
1.72%
 1,563,600  DUN & BRADSTREET CORPORATION                  44,758,050
                                                      --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 1.95%
 2,036,600  FORTUNE BRANDS INCORPORATED                   50,915,000
                                                      --------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                 VALUE
FOOD & KINDRED PRODUCTS - 4.96%
 2,462,640  PEPSICO INCORPORATED                      $   85,114,995
 2,454,500  SARA LEE CORPORATION                          44,181,000
                                                         129,295,995
                                                      --------------
FOOD STORES - 0.06%
    50,400  ALBERTSON'S INCORPORATED                       1,562,400
                                                      --------------
GENERAL MERCHANDISE STORES - 6.09%
 1,138,400  J.C. PENNEY COMPANY INCORPORATED              16,933,700
 1,604,250  MAY DEPARTMENT STORES COMPANY                 45,721,125
   773,830  SEARS ROEBUCK AND COMPANY                     23,892,001
   965,800  TARGET CORPORATION                            72,193,550
                                                         158,740,376
                                                      --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.14%
   956,200  HEWLETT-PACKARD COMPANY                      126,756,263
   723,000  IBM CORPORATION                               85,314,000
                                                         212,070,263
                                                      --------------
INSURANCE CARRIERS - 7.13%
   680,408  AEGON NV ARS                                  54,815,369
   786,750  AMERICAN GENERAL CORPORATION                  44,156,344
    55,000  CIGNA CORPORATION                              4,166,250
    60,000  HARTFORD FINANCIAL SERVICES GROUP              3,165,000
 2,330,000  ST. PAUL COMPANIES INCORPORATED               79,511,250
                                                         185,814,213
                                                      --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 4.75%
    38,000  BAXTER INTERNATIONAL INCORPORATED              2,382,124
   604,050  EASTMAN KODAK COMPANY                         32,807,466
    45,000  EATON CORPORATION                              3,510,000
 1,120,500  HONEYWELL INTERNATIONAL INCORPORATED          59,036,344
 1,000,000  XEROX CORPORATION                             26,000,000
                                                         123,735,934
                                                      --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.65%
 1,907,294  TYCO INTERNATIONAL LIMITED                    95,126,288
                                                      --------------
MOTION PICTURES - 1.59%
 1,000,000  WALT DISNEY COMPANY                           41,375,000
                                                      --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
   412,300  AMERICAN EXPRESS COMPANY                      61,406,931
   135,000  HOUSEHOLD INTERNATIONAL INCORPORATED           5,037,188
                                                          66,444,119
                                                      --------------
OIL & GAS EXTRACTION - 2.08%
   585,100  SCHLUMBERGER LIMITED                          44,760,150
   113,275  TRANSOCEAN SEDCO FOREX INCORPORATED            5,812,423
   142,000  USX-MARATHON GROUP                             3,700,875
                                                          54,273,448
                                                      --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                 VALUE
PAPER & ALLIED PRODUCTS - 2.10%
    90,000  KIMBERLY-CLARK CORPORATION                $    5,040,000
   564,458  MINNESOTA MINING AND MANUFACTURING
            COMPANY                                       49,989,812
                                                          55,029,812
                                                      --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.75%
   580,200  ATLANTIC RICHFIELD COMPANY                    49,317,000
   458,750  CHEVRON CORPORATION                           42,405,703
   110,000  CONOCO INCORPORATED CLASS A                    2,708,750
    92,131  CONOCO INCORPORATED CLASS B                    2,360,857
   944,935  EXXON MOBIL CORPORATION                       73,527,755
   486,600  ROYAL DUTCH PETROLEUM COMPANY - NY
            SHARES                                        28,009,913
    65,000  TEXACO INCORPORATED                            3,485,625
                                                         201,815,603
                                                      --------------
PHARMACEUTICAL PREPARATIONS - 4.68%
 1,292,800  AMERICAN HOME PRODUCTS CORPORATION            69,326,400
   844,800  MERCK & COMPANY INCORPORATED                  52,483,200
                                                         121,809,600
                                                      --------------
TOBACCO PRODUCTS - 1.04%
 1,286,550  PHILIP MORRIS COMPANY INCORPORATED            27,178,369
                                                      --------------
TRANSPORTATION EQUIPMENT - 1.90%
   100,000  DANA CORPORATION                               2,818,750
   738,600  UNITED TECHNOLOGIES CORPORATION               46,670,288
                                                          49,489,038
                                                      --------------
WHOLESALE TRADE - DURABLE GOODS - 1.67%
   620,750  JOHNSON & JOHNSON                             43,491,297
                                                      --------------
                                                       2,600,120,853
TOTAL COMMON STOCK (COST $1,741,888,223)
                                                      --------------

PRINCIPAL                                  INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 0.04%
REPURCHASE AGREEMENTS - 0.04%
$511,192   BEAR STEARNS & COMPANY
           AGREEMENT - 102%
           COLLATERALIZED BY U.S.
           GOVERNMENT SECURITIES                6.20%        04/03/00            511,192
 443,166   CREDIT SUISSE FIRST BOSTON
           REPURCHASE AGREEMENT - 102%
           COLLATERALIZED BY U.S.
           GOVERNMENT SECURITIES                6.22         04/03/00            443,166
                                                                                 954,358
TOTAL SHORT-TERM INSTRUMENTS (COST
$954,358)
                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,742,842,581)*                      99.84% $2,601,075,211
OTHER ASSETS AND LIABILITIES, NET            0.16       4,074,978
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,605,150,189
                                          -------  --------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,015,018,211
GROSS UNREALIZED DEPRECIATION                        (156,785,581)
                                                    -------------
NET UNREALIZED APPRECIATION                         $ 858,232,630

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
COMMON STOCK - 97.83%
AGRICULTURAL PRODUCTION - CROPS - 0.03%
     46,500  NABISCO GROUP HOLDINGS CORPORATION        $      558,000
                                                       --------------
AMUSEMENT & RECREATION SERVICES - 0.68%
     18,300  HARRAH'S ENTERTAINMENT INCORPORATED+             339,694
    295,100  WALT DISNEY COMPANY                           12,209,762
                                                           12,549,456
                                                       --------------
APPAREL & ACCESSORY STORES - 0.48%
    121,400  GAP INCORPORATED                               6,047,237
     30,600  LIMITED INCORPORATED                           1,289,025
     19,200  NORDSTROM INCORPORATED                           566,400
     44,200  TJX COMPANIES INCORPORATED                       980,688
                                                            8,883,350
                                                       --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS - 0.04%
      8,400  LIZ CLAIBORNE INCORPORATED                       384,825
     16,800  V.F. CORPORATION                                 404,250
                                                              789,075
                                                       --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
     19,700  AUTOZONE INCORPORATED+                           546,675
      7,500  PEP BOYS - MANNY, MOE & JACK                      44,531
                                                              591,206
                                                       --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      9,200  RYDER SYSTEM INCORPORATED                        208,725
                                                       --------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS -
0.03%
      8,500  CENTEX CORPORATION                               202,406
      6,800  KAUFMAN & BROAD HOME CORPORATION                 145,775
      6,200  PULTE CORPORATION                                129,425
                                                              477,606
                                                       --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS -
1.32%
    328,300  HOME DEPOT INCORPORATED                       21,175,350
     54,500  LOWE'S COMPANIES INCORPORATED                  3,181,438
                                                           24,356,788
                                                       --------------
BUSINESS SERVICES - 11.16%
     48,800  3COM CORPORATION+                              2,714,500
     16,900  ADOBE SYSTEMS INCORPORATED                     1,881,181
    325,400  AMERICA ONLINE INCORPORATED+                  21,883,150
      8,800  AUTODESK INCORPORATED                            400,400
     89,900  AUTOMATIC DATA PROCESSING INCORPORATED         4,337,675
     34,800  BMC SOFTWARE INCORPORATED+                     1,718,250
     26,000  CABLETRON SYSTEMS INCORPORATED+                  762,125
    100,700  CENDANT CORPORATION+                           1,862,950
     20,700  CERIDIAN CORPORATION+                            397,181
     25,500  CITRIX SYSTEMS INCORPORATED+                   1,689,375
     77,300  COMPUTER ASSOCIATES INTERNATIONAL
             INCORPORATED                                   4,575,194

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
BUSINESS SERVICES (continued)
     23,900  COMPUTER SCIENCES CORPORATION+            $    1,891,088
     51,400  COMPUWARE CORPORATION+                         1,082,613
     67,200  ELECTRONIC DATA SYSTEMS CORPORATION            4,313,400
     20,200  EQUIFAX INCORPORATED                             510,050
     59,700  FIRST DATA CORPORATION                         2,641,725
     44,000  IMS HEALTH INCORPORATED                          745,250
     40,000  INTERPUBLIC GROUP OF COMPANIES
             INCORPORATED                                   1,890,000
    742,200  MICROSOFT CORPORATION+                        78,858,750
     13,800  NCR CORPORATION+                                 553,725
     46,600  NOVELL INCORPORATED+                           1,333,925
     25,400  OMNICOM GROUP INCORPORATED                     2,373,313
    402,300  ORACLE CORPORATION+                           31,404,543
     39,300  PARAMETRIC TECHNOLOGY COMPANY+                   827,756
     38,300  PEOPLESOFT INCORPORATED+                         766,000
      3,800  SHARED MEDICAL SYSTEMS CORPORATION               197,125
    225,100  SUN MICROSYSTEMS INCORPORATED+                21,092,567
     24,400  UST INCORPORATED                                 381,250
     75,100  YAHOO! INCORPORATED+                          12,870,263
      9,900  YOUNG & RUBICAM INCORPORATED                     465,300
                                                          206,420,624
                                                       --------------
CHEMICALS & ALLIED PRODUCTS - 8.77%
    219,300  ABBOTT LABORATORIES                            7,716,618
     32,700  AIR PRODUCTS AND CHEMICALS INCORPORATED          929,906
      7,900  ALBERTO CULVER COMPANY                           188,119
     18,800  ALLERGAN INCORPORATED                            940,000
     14,600  ALZA CORPORATION+                                548,413
     34,600  AVON PRODUCTS INCORPORATED                     1,005,563
     41,500  BAXTER INTERNATIONAL INCORPORATED              2,601,531
     21,400  BIOGEN INCORPORATED+                           1,495,325
    282,900  BRISTOL-MYERS SQUIBB COMPANY                  16,337,474
     33,800  CLOROX COMPANY                                 1,098,500
     83,100  COLGATE-PALMOLIVE COMPANY                      4,684,763
     31,200  DOW CHEMICAL COMPANY                           3,556,800
    149,000  E.I. DU PONT DE NEMOURS & COMPANY              7,878,374
     11,200  EASTMAN CHEMICAL COMPANY                         509,600
     18,500  ECOLAB INCORPORATED                              678,719
    155,500  ELI LILLY & COMPANY                            9,796,500
      4,400  FMC CORPORATION+                                 248,600
     15,700  GOODRICH (B.F.) COMPANY                          450,394
      8,200  GREAT LAKES CHEMICAL CORPORATION                 278,800
     15,000  INTERNATIONAL FLAVORS & FRAGRANCES
             INCORPORATED                                     525,938
    198,400  JOHNSON & JOHNSON                             13,900,400
      9,800  MALLINCKRODT INCORPORATED                        281,750
    333,300  MERCK & COMPANY INCORPORATED                  20,706,263
     90,400  MONSANTO COMPANY+                              4,655,600
    552,100  PFIZER INCORPORATED                           20,186,156
     73,900  PHARMACIA & UPJOHN INCORPORATED                4,378,575
     24,800  PPG INDUSTRIES INCORPORATED                    1,297,350
     22,700  PRAXAIR INCORPORATED                             944,888

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    187,700  PROCTER & GAMBLE COMPANY                  $   10,558,125
     31,200  ROHM & HAAS COMPANY                            1,392,300
    209,500  SCHERING-PLOUGH CORPORATION                    7,699,124
     23,700  SHERWIN-WILLIAMS COMPANY                         519,919
     14,400  SIGMA ALDRICH                                    387,000
     19,100  UNION CARBIDE CORPORATION                      1,113,769
     10,300  W.R. GRACE & COMPANY+                            130,681
    122,500  WARNER-LAMBERT COMPANY                        11,943,750
     13,700  WATSON PHARMACEUTICALS INCORPORATED+             543,719
                                                          162,109,306
                                                       --------------
COAL MINING - 0.00%
      2,485  ARCH COAL INCORPORATED                            17,395
                                                       --------------
COMMUNICATIONS - 8.63%
     44,700  ALLTEL CORPORATION                             2,818,893
    455,700  AT&T CORPORATION                              25,633,125
    221,400  BELL ATLANTIC CORPORATION                     13,533,075
    268,400  BELLSOUTH CORPORATION                         12,614,800
    108,800  CBS CORPORATION+                               6,160,800
     19,900  CENTURYTEL INCORPORATED                          738,788
     48,300  CLEAR CHANNEL COMMUNICATIONS
             INCORPORATED+                                  3,335,719
    132,200  COMCAST CORPORATIONCLASS A+                    5,734,175
    111,200  GLOBAL CROSSING LIMITED+                       4,552,250
    138,600  GTE CORPORATION                                9,840,600
    404,800  MCI WORLDCOM INCORPORATED+                    18,342,500
     87,300  MEDIAONE GROUP INCORPORATED+                   7,071,300
     52,000  NEXTEL COMMUNICATIONS INCORPORATED+            7,709,000
    486,500  SBC COMMUNICATIONS INCORPORATED               20,433,000
    124,300  SPRINT CORPORATION (FON GROUP)                 7,830,900
    122,900  SPRINT CORPORATION (PCS GROUP)+                8,026,906
     72,000  US WEST INCORPORATED                           5,229,000
                                                          159,604,831
                                                       --------------
DEPOSITORY INSTITUTIONS - 4.92%
     55,800  AMSOUTH BANCORP                                  833,512
    243,500  BANK OF AMERICA CORPORATION                   12,768,531
    105,000  BANK OF NEW YORK COMPANY INCORPORATED          4,364,062
    163,600  BANK ONE CORPORATION                           5,623,750
     49,500  BB&T CORPORATION                               1,389,095
    117,700  CHASE MANHATTAN CORPORATION                   10,261,970
     22,300  COMERICA INCORPORATED                            933,813
     44,100  FIFTH THIRD BANCORP                            2,778,300
    140,900  FIRST UNION CORPORATION                        5,248,525
    139,800  FIRSTAR CORPORATION                            3,206,663
    130,600  FLEETBOSTON FINANCIAL CORPORATION              4,766,901
     23,000  GOLDEN WEST FINANCIAL CORPORATION                717,313
     32,600  HUNTINGTON BANCSHARES INCORPORATED               729,425
     24,700  J.P. MORGAN & COMPANY INCORPORATED             3,254,225
     63,800  KEYCORP                                        1,212,200

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
DEPOSITORY INSTITUTIONS (continued)
     72,500  MELLON FINANCIAL CORPORATION              $    2,138,750
     87,900  NATIONAL CITY CORPORATION                      1,812,938
     31,700  NORTHERN TRUST CORPORATION                     2,141,731
     17,400  OLD KENT FINANCIAL CORPORATION                   562,238
     41,900  PNC FINANCIAL SERVICES GROUP                   1,888,119
     31,200  REGIONS FINANCIAL CORPORATION                    711,750
     23,900  SOUTHTRUST CORPORATION                           607,956
     22,800  STATE STREET CORPORATION                       2,208,750
     25,000  SUMMIT BANCORP                                   656,250
     45,600  SUNTRUST BANKS INCORPORATED                    2,633,400
     39,900  SYNOVUS FINANCIAL CORPORATION                    753,113
    107,500  U.S. BANCORP                                   2,351,563
     20,100  UNION PLANTERS CORPORATION                       619,331
     28,900  WACHOVIA CORPORATION                           1,952,556
     82,300  WASHINGTON MUTUAL INCORPORATED                 2,180,950
    235,400  WELLS FARGO COMPANY#                           9,636,686
                                                           90,944,366
                                                       --------------
EATING & DRINKING PLACES - 0.47%
     18,300  DARDEN RESTAURANTS INCORPORATED                  325,969
    193,100  MCDONALD'S CORPORATION                         7,253,318
     21,500  TRICON GLOBAL RESTAURANTS INCORPORATED+          667,844
     17,000  WENDY'S INTERNATIONAL INCORPORATED               343,188
                                                            8,590,319
                                                       --------------
ELECTRIC, GAS & SANITARY SERVICES - 2.21%
     29,500  AES CORPORATION+                               2,323,124
     26,900  ALLIED WASTE INDUSTRIES INCORPORATED+            176,531
     19,600  AMEREN CORPORATION                               606,375
     27,700  AMERICAN ELECTRIC POWER COMPANY                  825,806
     22,700  CAROLINA POWER & LIGHT COMPANY                   736,331
     30,300  CENTRAL & SOUTHWEST CORPORATION                  516,994
     22,700  CINERGY CORPORATION                              488,050
     16,500  CMS ENERGY CORPORATION                           299,063
     11,600  COLUMBIA ENERGY GROUP                            687,300
     31,500  CONSOLIDATED EDISON INCORPORATED                 913,500
     21,300  CONSTELLATION ENERGY GROUP                       678,938
     34,000  DOMINION RESOURCES INCORPORATED                1,306,874
     20,700  DTE ENERGY COMPANY                               600,300
     52,200  DUKE ENERGY CORPORATION                        2,740,500
      3,800  EASTERN ENTERPRISES                              227,525
     49,500  EDISON INTERNATIONAL                             819,844
     32,600  EL PASO ENERGY CORPORATION                     1,316,225
    102,100  ENRON CORPORATION                              7,644,737
     35,200  ENTERGY CORPORATION                              710,600
     33,200  FIRSTENERGY CORPORATION                          684,750
     14,000  FLORIDA PROGRESS CORPORATION                     642,250
     25,500  FPL CORPORATION INCORPORATED                   1,174,593
     17,600  GPU INCORPORATED                                 481,800
     16,400  NEW CENTURY ENERGIES INCORPORATED                493,025

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     26,700  NIAGARA MOHAWK HOLDINGS INCORPORATED+     $      360,450
      6,800  NICOR INCORPORATED                               223,975
     22,100  NORTHERN STATES POWER COMPANY                    439,238
      4,400  ONEOK INCORPORATED                               110,000
     54,700  PACIFIC GAS & ELECTRIC COMPANY                 1,148,700
     26,500  PECO ENERGY COMPANY                              977,188
      5,100  PEOPLE'S ENERGY CORPORATION                      139,931
     12,000  PINNACLE WEST CAPITAL CORPORATION                338,250
     20,500  PPL CORPORATION                                  429,219
     31,100  PUBLIC SERVICE ENTERPRISE GROUP
             INCORPORATED                                     921,338
     42,200  RELIANT ENERGY INCORPORATED                      989,063
     29,200  SEMPRA ENERGY                                    489,100
     96,000  SOUTHERN COMPANY                               2,088,000
     39,400  TEXAS UTILITIES COMPANY                        1,169,688
     88,400  WASTE MANAGEMENT INCORPORATED                  1,209,975
     62,000  WILLIAMS COMPANIES INCORPORATED                2,724,125
                                                           40,853,275
                                                       --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 15.00%
     14,800  ADAPTEC INCORPORATED+                            571,650
     42,900  ADC TELECOMMUNICATIONS INCORPORATED+           2,311,238
     20,900  ADVANCED MICRO DEVICES INCORPORATED+           1,192,606
     49,900  ANALOG DEVICES INCORPORATED+                   4,020,069
     11,500  ANDREW CORPORATION+                              263,063
     30,600  CONEXANT SYSTEMS INCORPORATED+                 2,172,600
     13,400  COOPER INDUSTRIES INCORPORATED                   469,000
     10,500  EATON CORPORATION                                819,000
     61,500  EMERSON ELECTRIC COMPANY                       3,251,813
    467,900  GENERAL ELECTRIC COMPANY                      72,612,230
    476,400  INTEL CORPORATION                             62,855,023
     42,400  LSI LOGIC CORPORATION+                         3,079,300
    454,600  LUCENT TECHNOLOGIES INCORPORATED              27,616,950
     12,000  MAYTAG CORPORATION                               397,500
     38,600  MICRON TECHNOLOGY INCORPORATED+                4,863,600
     28,000  MOLEX INCORPORATED                             1,645,000
    101,100  MOTOROLA INCORPORATED                         14,394,113
     24,500  NATIONAL SEMICONDUCTOR CORPORATION+            1,485,313
      5,800  NATIONAL SERVICE INDUSTRIES                      122,163
     43,500  NETWORK APPLIANCE INCORPORATED+                3,599,625
    203,300  NORTEL NETWORKS CORPORATION                   25,615,812
    105,200  QUALCOMM INCORPORATED+                        15,707,675
     22,800  SCIENTIFIC-ATLANTA INCORPORATED                1,446,375
     57,400  TELLABS INCORPORATED+                          3,615,305
    115,900  TEXAS INSTRUMENTS INCORPORATED                18,544,000
      8,200  THOMAS & BETTS CORPORATION                       231,650
     10,600  WHIRLPOOL CORPORATION                            621,425
     45,800  XILINX INCORPORATED+                           3,792,813
                                                          277,316,911
                                                       --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES -
0.18%
     22,900  DUN & BRADSTREET CORPORATION              $      655,512
     35,200  PAYCHEX INCORPORATED                           1,843,600
      6,900  PERKINELMER INCORPORATED                         458,850
     16,300  QUINTILES TRANSNATIONAL CORPORATION+             278,119
                                                            3,236,081
                                                       --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT - 0.65%
      4,300  BALL CORPORATION                                 148,619
      9,400  CRANE COMPANY                                    221,488
     18,400  CROWN CORK & SEAL COMPANY INCORPORATED           294,400
     45,000  EASTMAN KODAK COMPANY                          2,444,062
     23,400  FORTUNE BRANDS INCORPORATED                      585,000
    153,000  GILLETTE COMPANY                               5,766,187
     63,700  MASCO CORPORATION                              1,305,850
     16,000  PARKER-HANNIFIN CORPORATION                      661,000
      8,300  SNAP-ON INCORPORATED                             217,356
     12,700  STANLEY WORKS                                    334,963
                                                           11,978,925
                                                       --------------
FOOD & KINDRED PRODUCTS - 2.97%
      5,300  ADOLPH COORS COMPANY                             253,406
     66,400  ANHEUSER-BUSCH COMPANIES INCORPORATED          4,133,400
     86,600  ARCHER DANIELS MIDLAND COMPANY                   898,475
     39,700  BESTFOODS INCORPORATED                         1,858,456
     60,800  CAMPBELL SOUP COMPANY                          1,869,600
    352,200  COCA-COLA COMPANY                             16,531,387
     60,700  COCA-COLA ENTERPRISES INCORPORATED             1,308,844
     70,200  CONAGRA INCORPORATED                           1,272,375
     43,000  GENERAL MILLS INCORPORATED                     1,556,063
     50,600  HEINZ (H.J.) COMPANY                           1,764,675
     15,200  HERCULES INCORPORATED                            245,100
     19,800  HERSHEY FOODS CORPORATION                        965,250
     57,900  KELLOGG COMPANY                                1,483,688
    207,600  PEPSICO INCORPORATED                           7,175,174
     19,100  QUAKER OATS COMPANY                            1,157,938
     43,100  RALSTON-RALSTON PURINA GROUP                   1,179,863
    129,600  SARA LEE CORPORATION                           2,332,800
     61,900  THE SEAGRAM COMPANY LIMITED                    3,683,050
     81,500  UNILEVER N.V. NY SHARES                        3,922,187
     16,500  WRIGLEY (WILLIAM) JR. COMPANY                  1,267,406
                                                           54,859,137
                                                       --------------
FOOD STORES - 0.24%
     60,400  ALBERTSON'S INCORPORATED                       1,872,400
      5,500  GREAT ATLANTIC & PACIFIC TEA COMPANY             107,250
    118,900  KROGER COMPANY+                                2,088,181
     20,900  WINN-DIXIE STORES INCORPORATED                   406,244
                                                            4,474,075
                                                       --------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
FURNITURE & FIXTURES - 0.03%
     28,000  LEGGETT & PLATT INCORPORATED              $      602,000
                                                       --------------
GENERAL MERCHANDISE STORES - 2.86%
     15,800  CONSOLIDATED STORES CORPORATION+                 179,725
     63,400  COSTCO WHOLESALE CORPORATION+                  3,332,462
     15,000  DILLARDS INCORPORATED                            246,563
     37,700  DOLLAR GENERAL CORPORATION                     1,013,188
     30,000  FEDERATED DEPARTMENT STORES
             INCORPORATED+                                  1,252,500
     10,200  HARCOURT GENERAL INCORPORATED                    379,950
     37,100  J.C. PENNEY COMPANY INCORPORATED                 551,863
     69,400  KMART CORPORATION+                               672,313
     23,200  KOHL'S CORPORATION+                            2,378,000
     47,400  MAY DEPARTMENT STORES COMPANY                  1,350,900
     53,900  SEARS ROEBUCK & COMPANY                        1,664,162
     62,500  TARGET CORPORATION                             4,671,874
    635,100  WAL-MART STORES INCORPORATED                  35,248,050
                                                           52,941,550
                                                       --------------
HEALTH SERVICES - 0.19%
     80,400  COLUMBIA HCA HEALTHCARE CORPORATION            2,035,125
     55,100  HEALTHSOUTH CORPORATION+                         306,494
     14,700  MANOR CARE INCORPORATED+                         198,450
     44,400  TENET HEALTHCARE CORPORATION                   1,021,200
                                                            3,561,269
                                                       --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION -- CONTRACTORS -
0.16%
     10,900  FLUOR CORPORATION                                337,900
     63,000  HALLIBURTON COMPANY                            2,583,000
                                                            2,920,900
                                                       --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.03%
     46,700  CONSECO INCORPORATED                             534,131
                                                       --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     29,200  BEST BUY COMPANY INCORPORATED+                 2,511,200
     29,000  CIRCUIT CITY STORES                            1,765,375
                                                            4,276,575
                                                       --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
     52,600  HILTON HOTELS CORPORATION                        407,650
     35,400  MARRIOTT INTERNATIONAL CLASS A                 1,115,100
     27,500  MIRAGE RESORTS INCORPORATED+                     532,813
                                                            2,055,563
                                                       --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.87%
     23,100  APPLE COMPUTER INCORPORATED+                   3,137,269
    109,100  APPLIED MATERIALS INCORPORATED+               10,282,675
     47,000  BAKER HUGHES INCORPORATED                      1,421,750
     12,400  BLACK & DECKER CORPORATION                       465,775
      3,200  BRIGGS & STRATTON CORPORATION                    131,600
     13,100  BRUNSWICK CORPORATION                            248,081

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     50,700  CATERPILLAR INCORPORATED                  $    1,999,481
      5,300  CINCINNATI MILACRON INCORPORATED                  76,519
    975,800  CISCO SYSTEMS INCORPORATED+                   75,441,537
    241,600  COMPAQ COMPUTER CORPORATION                    6,432,600
     10,900  COMVERSE TECHNOLOGY INCORPORATED+              2,060,100
      5,900  CUMMINS ENGINE COMPANY INCORPORATED              221,619
     33,400  DEERE & COMPANY                                1,269,200
    365,800  DELL COMPUTER CORPORATION+                    19,730,337
     29,100  DOVER CORPORATION                              1,393,163
    145,100  EMC CORPORATION+                              18,137,500
     45,100  GATEWAY INCORPORATED+                          2,390,300
    143,300  HEWLETT-PACKARD COMPANY                       18,996,205
    257,100  IBM CORPORATION                               30,337,800
     23,300  INGERSOLL-RAND COMPANY                         1,031,025
     18,200  LEXMARK INTERNATIONAL GROUP
             INCORPORATED+                                  1,924,650
      8,500  MCDERMOTT INTERNATIONAL INCORPORATED              78,094
     17,700  PALL CORPORATION                                 397,144
     37,800  PITNEY BOWES INCORPORATED                      1,689,188
     30,700  SEAGATE TECHNOLOGY INCORPORATED+               1,849,675
     26,200  SILICON GRAPHICS INCORPORATED+                   276,738
     84,500  SOLECTRON CORPORATION+                         3,385,281
     27,600  TANDY CORPORATION                              1,400,700
      8,800  TIMKEN COMPANY                                   143,000
    241,200  TYCO INTERNATIONAL LIMITED                    12,029,850
     44,200  UNISYS CORPORATION+                            1,127,100
                                                          219,505,956
                                                       --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
     36,600  AON CORPORATION                                1,180,350
     23,900  HUMANA INCORPORATED+                             174,769
     38,100  MARSH & MCLENNAN COMPANIES INCORPORATED        4,202,906
                                                            5,558,025
                                                       --------------
INSURANCE CARRIERS - 4.20%
     20,400  AETNA LIFE & CASUALTY INCORPORATED             1,136,025
     38,000  AFLAC INCORPORATED                             1,731,375
    114,800  ALLSTATE CORPORATION                           2,733,674
     35,200  AMERICAN GENERAL CORPORATION                   1,975,600
    220,700  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                  24,166,651
     25,100  CHUBB CORPORATION                              1,695,819
     24,100  CIGNA CORPORATION                              1,825,575
     23,400  CINCINNATI FINANCIAL CORPORATION                 880,425
    480,800  CITIGROUP INCORPORATED                        28,517,450
     31,600  HARTFORD FINANCIAL SERVICES GROUP              1,666,900
     15,000  JEFFERSON-PILOT CORPORATION                      998,438
     27,900  LINCOLN NATIONAL CORPORATION                     934,650
     15,100  LOEWS CORPORATION                                755,000
     14,200  MBIA INCORPORATED                                739,288
     15,100  MGIC INVESTMENT CORPORATION                      658,738
     10,500  PROGRESSIVE CORPORATION                          798,656

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
INSURANCE CARRIERS (continued)
     20,300  PROVIDIAN FINANCIAL CORPORATION           $    1,758,488
     18,500  SAFECO CORPORATION                               491,406
     32,400  ST. PAUL COMPANIES INCORPORATED                1,105,650
     18,800  TORCHMARK CORPORATION                            434,750
     24,200  UNITED HEALTHCARE CORPORATION                  1,442,925
     34,300  UNUMPROVIDENT CORPORATION                        583,100
      9,100  WELLPOINT HEALTH NETWORKS INCORPORATED+          635,863
                                                           77,666,446
                                                       --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
     15,200  LOUISIANA-PACIFIC CORPORATION                    210,900
                                                       --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 1.87%
      7,300  BARD (C.R.) INCORPORATED                         282,419
      8,200  BAUSCH & LOMB INCORPORATED                       427,938
     35,800  BECTON, DICKINSON AND COMPANY                    941,988
     16,100  BIOMET INCORPORATED                              585,638
     59,100  BOSTON SCIENTIFIC CORPORATION+                 1,259,569
     20,300  DANAHER CORPORATION                            1,035,300
     43,900  GUIDANT CORPORATION+                           2,581,869
    112,900  HONEYWELL INCORPORATED                         5,948,419
     12,100  JOHNSON CONTROLS INCORPORATED                    654,156
     26,100  KLA-TENCOR CORPORATION+                        2,198,924
    170,300  MEDTRONIC INCORPORATED                         8,759,805
      6,500  MILLIPORE CORPORATION                            366,844
     29,400  PE CORP -- PE BIOSYSTEMS GROUP                 2,837,100
      6,400  POLAROID CORPORATION                             152,000
     48,300  RAYTHEON COMPANY CLASS B                         857,325
     12,000  ST. JUDE MEDICAL INCORPORATED+                   309,750
      6,800  TEKTRONIX INCORPORATED                           380,800
     24,400  TERADYNE INCORPORATED+                         2,006,900
     22,600  THERMO ELECTRON CORPORATION+                     460,475
     94,800  XEROX CORPORATION                              2,464,800
                                                           34,512,019
                                                       --------------
METAL MINING - 0.15%
     56,200  BARRICK GOLD CORPORATION                         881,638
     23,300  FREEPORT MCMORAN INCORPORATED CLASS B+           281,056
     37,100  HOMESTAKE MINING COMPANY                         222,600
     23,900  NEWMONT MINING CORPORATION                       536,256
     11,600  PHELPS DODGE CORPORATION                         551,000
     46,400  PLACER DOME INCORPORATED                         377,000
                                                            2,849,550
                                                       --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
     14,300  VULCAN MATERIALS COMPANY                         655,119
                                                       --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
     25,000  HASBRO INCORPORATED                              412,500
     12,500  ITT INDUSTRIES INCORPORATED                      388,281

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
      4,800  JOSTENS INCORPORATED                      $      117,000
     60,000  MATTEL INCORPORATED                              626,250
      1,200  NACCO INDUSTRIES INCORPORATED                     57,525
                                                            1,601,556
                                                       --------------
MISCELLANEOUS RETAIL - 0.50%
     20,000  BED BATH & BEYOND INCORPORATED+                  787,500
     55,900  CVS CORPORATION                                2,099,744
      5,600  LONGS DRUG STORES INCORPORATED                   127,400
     47,000  OFFICE DEPOT INCORPORATED+                       543,438
     36,900  RITE AID CORPORATION                             202,950
     67,000  STAPLES INCORPORATED+                          1,340,000
     34,300  TOYS 'R' US INCORPORATED+                        508,069
    143,500  WALGREEN COMPANY                               3,695,124
                                                            9,304,225
                                                       --------------
MOTION PICTURES - 0.06%
     31,000  UNICOM CORPORATION                             1,131,500
                                                       --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.75%
     63,800  AMERICAN EXPRESS COMPANY                       9,502,212
    103,900  ASSOCIATES FIRST CAPITAL CORPORATION           2,227,356
     28,100  CAPITAL ONE FINANCIAL CORPORATION              1,347,044
     16,200  COUNTRYWIDE CREDIT INDUSTRIES
             INCORPORATED                                     441,450
    146,100  FANNIE MAE                                     8,245,519
     99,200  FREDDIE MAC                                    4,383,400
     67,100  HOUSEHOLD INTERNATIONAL INCORPORATED           2,503,669
    114,300  MBNA CORPORATION                               2,914,650
     22,700  SLM HOLDING CORPORATION                          756,194
                                                           32,321,494
                                                       --------------
OIL & GAS EXTRACTION - 0.66%
     18,200  ANADARKO PETROLEUM CORPORATION                   704,113
     16,200  APACHE CORPORATION                               805,950
     31,000  BURLINGTON RESOURCES INCORPORATED              1,147,000
     52,400  OCCIDENTAL PETROLEUM CORPORATION               1,087,300
     13,200  ROWAN COMPANIES INCORPORATED+                    388,575
     78,400  SCHLUMBERGER LIMITED                           5,997,600
     29,800  TRANSOCEAN SEDCO FOREX INCORPORATED+           1,529,112
     35,900  UNION PACIFIC RESOURCES GROUP
             INCORPORATED                                     520,550
                                                           12,180,200
                                                       --------------
PAPER & ALLIED PRODUCTS - 1.09%
     16,100  AVERY DENNISON CORPORATION                       983,106
      7,400  BEMIS COMPANY INCORPORATED                       272,875
      8,100  BOISE CASCADE CORPORATION                        281,475
     13,700  CHAMPION INTERNATIONAL CORPORATION               729,525
     30,800  FORT JAMES CORPORATION                           677,600
     24,400  GEORGIA-PACIFIC GROUP                            965,325
     21,300  IKON OFFICE SOLUTIONS INCORPORATED               131,794

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
PAPER & ALLIED PRODUCTS (continued)
     59,000  INTERNATIONAL PAPER COMPANY               $    2,522,250
     79,200  KIMBERLY-CLARK CORPORATION                     4,435,200
     14,700  MEAD CORPORATION                                 513,581
     56,900  MINNESOTA MINING AND MANUFACTURING
             COMPANY                                        5,039,206
     24,500  PACTIV CORPORATION+                              214,375
      7,900  TEMPLE-INLAND INCORPORATED                       393,519
     14,300  WESTVACO CORPORATION                             477,263
     33,500  WEYERHAEUSER COMPANY                           1,909,500
     16,000  WILLAMETTE INDUSTRIES INCORPORATED               642,000
                                                           20,188,594
                                                       --------------
PERSONAL SERVICES - 0.03%
     14,000  H&R BLOCK INCORPORATED                           626,500
                                                       --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.50%
     12,900  AMERADA HESS CORPORATION                         833,663
     10,100  ASHLAND INCORPORATED                             337,719
     46,000  ATLANTIC RICHFIELD COMPANY                     3,910,000
     93,600  CHEVRON CORPORATION                            8,652,150
     30,400  COASTAL CORPORATION                            1,398,400
     89,300  CONOCO INCORPORATED CLASS B                    2,288,313
    492,500  EXXON MOBIL CORPORATION                       38,322,655
     13,600  KERR-MCGEE CORPORATION                           785,400
     36,100  PHILLIPS PETROLEUM COMPANY                     1,669,625
    305,800  ROYAL DUTCH PETROLEUM COMPANY - NY
             SHARES                                        17,602,612
     12,800  SUNOCO INCORPORATED                              350,400
     78,900  TEXACO INCORPORATED                            4,231,012
     20,600  TOSCO CORPORATION                                627,013
     34,600  UNOCAL CORPORATION                             1,029,350
     44,300  USX-MARATHON GROUP INCORPORATED                1,154,569
                                                           83,192,881
                                                       --------------
PHARMACEUTICAL PREPARATIONS - 1.02%
    186,200  AMERICAN HOME PRODUCTS CORPORATION             9,984,975
    145,700  AMGEN INCORPORATED+                            8,942,338
                                                           18,927,313
                                                       --------------
PRIMARY METAL INDUSTRIES - 0.41%
     31,200  ALCAN ALUMINUM LIMITED                         1,056,900
     52,500  ALCOA INCORPORATED                             3,688,124
     13,300  ALLEGHENY TECHNOLOGIES INCORPORATED              266,831
     18,700  BETHLEHEM STEEL CORPORATION+                     112,200
     17,900  ENGELHARD CORPORATION                            270,738
     27,400  INCO LIMITED                                     501,763
     12,400  NUCOR CORPORATION                                620,000
      9,000  REYNOLDS METALS COMPANY                          601,875
     12,600  USX-U.S. STEEL GROUP INCORPORATED                315,000
     12,700  WORTHINGTON INDUSTRIES INCORPORATED              157,163
                                                            7,590,594
                                                       --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.80%
      9,200  AMERICAN GREETINGS CORPORATION            $      167,900
     10,500  DELUXE CORPORATION                               278,250
     12,800  DOW JONES & COMPANY INCORPORATED                 919,200
     39,700  GANNETT COMPANY INCORPORATED                   2,793,887
     11,900  KNIGHT-RIDDER INCORPORATED                       606,156
     28,000  MCGRAW-HILL COMPANIES INCORPORATED             1,274,000
      7,300  MEREDITH CORPORATION                             202,119
     24,400  NEW YORK TIMES COMPANY                         1,047,675
     18,000  R.R. DONNELLEY & SONS COMPANY                    376,875
    183,400  TIME WARNER INCORPORATED                      18,340,000
      8,500  TIMES MIRROR COMPANY                             789,969
     33,900  TRIBUNE COMPANY                                1,239,469
     99,400  VIACOM INCORPORATED CLASS B+                   5,243,350
                                                           33,278,850
                                                       --------------
RAILROAD TRANSPORTATION - 0.31%
     65,200  BURLINGTON NORTHERN SANTA FE CORPORATION       1,442,550
     31,100  CSX CORPORATION                                  730,850
     15,800  KANSAS CITY SOUTHERN INDUSTRIES
             INCORPORATED                                   1,357,813
     54,400  NORFOLK SOUTHERN CORPORATION                     782,000
     35,400  UNION PACIFIC CORPORATION                      1,385,025
                                                            5,698,238
                                                       --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.35%
      5,700  ARMSTRONG WORLD INDUSTRIES                       101,888
     10,800  COOPER TIRE AND RUBBER COMPANY                   135,675
     22,300  GOODYEAR TIRE & RUBBER COMPANY                   519,869
     42,900  ILLINOIS TOOL WORKS INCORPORATED               2,370,224
     40,200  NEWELL RUBBERMAID INCORPORATED                   997,463
     39,400  NIKE INCORPORATED CLASS B                      1,561,224
      8,000  REEBOK INTERNATIONAL LIMITED+                     74,000
     11,900  SEALED AIR CORPORATION+                          646,319
      8,200  TUPPERWARE CORPORATION                           129,663
                                                            6,536,325
                                                       --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.66%
     16,200  BEAR STEARNS COMPANIES INCORPORATED              739,125
    117,000  CHARLES SCHWAB CORPORATION                     6,647,063
     35,400  FRANKLIN RESOURCES INCORPORATED                1,183,688
     17,100  LEHMAN BROTHERS HOLDING INCORPORATED           1,658,700
     52,900  MERRILL LYNCH & COMPANY INCORPORATED           5,554,500
    162,500  MORGAN STANLEY DEAN WITTER & COMPANY          13,253,905
     20,400  PAINE WEBBER GROUP INCORPORATED                  897,600
     17,000  T. ROWE PRICE ASSOCIATES INCORPORATED            671,500
                                                           30,606,081
                                                       --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.44%
     39,400  CORNING INCORPORATED                           7,643,600
      7,800  OWENS CORNING                                    151,125

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
     21,400  OWENS-ILLINOIS INCORPORATED+              $      361,125
                                                            8,155,850
                                                       --------------
TEXTILE MILL PRODUCTS - 0.01%
      4,700  RUSSELL CORPORATION                               67,269
      2,500  SPRINGS INDUSTRIES INCORPORATED CLASS A           95,000
                                                              162,269
                                                       --------------
TOBACCO PRODUCTS - 0.39%
    337,400  PHILIP MORRIS COMPANIES INCORPORATED           7,127,575
                                                       --------------
TRANSPORTATION BY AIR - 0.27%
     21,100  AMR CORPORATION+                                 672,563
     18,400  DELTA AIRLINES INCORPORATED                      979,800
     41,300  FEDEX CORPORATION+                             1,610,700
     71,900  SOUTHWEST AIRLINES COMPANY                     1,496,418
     10,200  US AIRWAYS GROUP INCORPORATED+                   283,688
                                                            5,043,169
                                                       --------------
TRANSPORTATION EQUIPMENT - 1.92%
    123,900  BOEING COMPANY                                 4,700,456
     23,500  DANA CORPORATION                                 662,406
     80,600  DELPHI AUTOMOTIVE SYSTEMS CORPORATION          1,289,600
    172,300  FORD MOTOR COMPANY                             7,915,031
     28,700  GENERAL DYNAMICS CORPORATION                   1,427,825
     91,300  GENERAL MOTORS CORPORATION                     7,560,781
     21,500  HARLEY-DAVIDSON INCORPORATED                   1,706,563
     56,500  LOCKHEED MARTIN CORPORATION                    1,154,719
      9,000  NAVISTAR INTERNATIONAL CORPORATION+              361,125
      9,900  NORTHROP GRUMMAN CORPORATION                     524,081
     11,200  PACCAR INCORPORATED                              560,000
     27,000  ROCKWELL INTERNATIONAL CORPORATION             1,128,938
     21,200  TEXTRON INCORPORATED                           1,290,550
     17,300  TRW INCORPORATED                               1,012,050
     67,700  UNITED TECHNOLOGIES CORPORATION                4,277,794
                                                           35,571,919
                                                       --------------
TRANSPORTATION SERVICES - 0.04%
     18,500  SABRE HOLDINGS CORPORATION                       683,344
                                                       --------------
WATER TRANSPORTATION - 0.12%
     88,000  CARNIVAL CORPORATION                           2,183,500
                                                       --------------
WHOLESALE TRADE -- DURABLE GOODS - 0.08%
     25,400  GENUINE PARTS COMPANY                            606,425
     13,300  GRAINGER (W.W.) INCORPORATED                     721,525
      4,100  POTLATCH CORPORATION                             176,300
                                                            1,504,250
                                                       --------------
WHOLESALE TRADE -- NONDURABLE GOODS - 0.46%
      9,800  BROWN-FORMAN CORPORATION                         533,488
     40,100  CARDINAL HEALTH INCORPORATED                   1,839,588

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                 VALUE
WHOLESALE TRADE -- NONDURABLE GOODS (continued)
     40,100  MCKESSON HBOC INCORPORATED                $      842,100
     72,500  SAFEWAY INCORPORATED+                          3,280,625
     19,900  SUPERVALU INCORPORATED                           376,856
     47,100  SYSCO CORPORATION                              1,680,881
                                                            8,553,538
                                                       --------------
                                                        1,808,839,219
TOTAL COMMON STOCK (COST $1,073,430,512)
                                                       --------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 2.08%
REPURCHASE AGREEMENTS - 1.82%
$33,725,652  GOLDMAN SACHS REPURCHASE
             AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.35%       04/03/00        33,725,650
U.S. TREASURY BILLS - 0.26%
  3,810,000  U.S. TREASURY BILLS                  4.86{::}    04/27/00         3,795,065
  1,065,000  U.S. TREASURY BILLS                  5.76{::}    02/01/01         1,011,580
                                                                              38,532,295
TOTAL SHORT-TERM INSTRUMENTS (COST
$38,534,692)
                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,111,965,204)*                      99.91% $1,847,371,514
OTHER ASSETS AND LIABILITIES, NET            0.09      1,685,714
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $1,849,057,228
                                          -------  -------------

  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,245,039.
  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $838,331,748
GROSS UNREALIZED DEPRECIATION                       (102,925,438)
                                                    ------------
NET UNREALIZED APPRECIATION                         $735,406,310

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
COMMON STOCK - 90.44%
AUSTRALIA - 0.43%
     96,400  COMMONWEALTH BANK OF AUSTRALIA
             (FINANCE)                                           $  1,318,910
    148,700  LEND LEASE CORPORATION LIMITED
             (FINANCE)+                                             1,921,724

                                                                    3,240,634
                                                                 ------------
AUSTRIA - 0.76%
     78,800  BRAMBLES INDUSTRIES LIMITED
             (BUSINESS SERVICES)                                    2,004,123
    337,100  BROKEN HILL PROPRIETARY
             COMPANY LIMITED (BUSINESS
             COMPUTER SERVICES)                                     3,650,786

                                                                    5,654,909
                                                                 ------------
BRAZIL - 1.01%
     50,625  TELECOMUNICACOES BRASILEIRAS
             SA ADR (FINANCE)                                       7,577,930
                                                                 ------------
CANADA - 2.07%
    433,980  ABITIBI-CONSOLIDATED
             INCORPORATED (BUSINESS
             SERVICES)+                                             4,169,933
    163,390  CANADIAN PACIFIC (BUSINESS
             SERVICES)+                                             3,646,327
    290,630  TORONTO DOMINION BANK
             (FINANCE)+                                             7,686,998

                                                                   15,503,258
                                                                 ------------
FINLAND - 0.70%
    489,060  STORA ENSO OYJ (BUSINESS
             COMPUTER SERVICES)                                     5,241,254
                                                                 ------------
FRANCE - 13.65%
     87,380  ALCATEL (CAPITAL EQUIPMENT)                           19,172,164
     49,502  AXA SA (FINANCE)                                       7,015,083
     54,187  CANAL PLUS (BUSINESS SERVICES)                        11,925,538
     41,764  CAP GEMINI SA (BUSINESS
             SERVICES)+                                            11,309,504
         12  ELF AQUITAINE SA
             (COMMUNICATION EQUIPMENT)                                  2,147
    283,686  SANOFI-SYNTHELABO SA
             (WHOLESALE NONDURABLE GOODS)                          10,817,360
    129,283  TOTAL FINA ELF SA
             (COMMUNICATION EQUIPMENT)                             19,360,243
    195,257  VIVENDI (MULTI INDUSTRY)                              22,513,794

                                                                  102,115,833
                                                                 ------------
GERMANY - 7.10%
     97,497  BASF AG (BUSINESS COMPUTER
             SERVICES)                                              4,627,303
    276,880  DEUTSCHE BANK AG (FINANCE)                            18,400,044
     67,592  KARSTADTQUELLE AG (BUSINESS
             SERVICES)                                              2,076,134
     19,025  MUENCHENER
             RUECKVERSICHERUNGS-GESELLSCHAFT
             AG (BUSINESS SERVICES)                                 6,116,726
     66,195  SIEMENS AG (MULTI INDUSTRY)                            9,532,717
    612,000  VIAG AG (CAPITAL EQUIPMENT)                           12,414,874

                                                                   53,167,798
                                                                 ------------
HONG KONG - 0.80%
    330,000  HUTCHISON WHAMPOA LIMITED
             (BUSINESS SERVICES)                                    5,954,539
                                                                 ------------
IRELAND - 0.53%
    561,881  BANK OF IRELAND (FINANCE)                              3,978,608
                                                                 ------------
ITALY - 0.57%
    845,268  ENI SPA (ENERGY)                                       4,230,105
                                                                 ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
JAPAN - 20.96%
    162,000  AMADA METRECS COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                 $  1,115,117
    269,000  BRIDGESTONE CORPORATION
             (CAPITAL EQUIPMENT)                                    5,940,475
         50  CREDIT SAISON COMPANY LIMITED
             (BUSINESS SERVICES)                                          829
    204,000  DAI-DAN COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                      865,207
  1,122,000  DAI-TOKYO FIRE & MARINE
             INSURANCE COMPANY (FINANCE)                            3,073,972
      1,229  EAST JAPAN RAILWAY COMPANY
             (BUSINESS SERVICES)                                    6,374,765
    218,000  FUJI PHOTO FILM COMPANY
             (CAPITAL EQUIPMENT)                                    9,607,173
    208,000  FUJITSU LIMITED (BUSINESS
             SERVICES)                                              6,388,142
    398,000  HANSHIN ELECTRIC RAILWAY
             COMPANY LIMITED (BUSINESS
             SERVICES)                                              1,156,378
    312,000  KURARAY COMPANY LIMITED
             (BUSINESS COMPUTER SERVICES)                           2,853,370
    315,000  MATSUSHITA ELECTRIC INDUSTRIAL
             COMPANY LIMITED (WHOLESALE
             DURABLE GOODS)                                         9,428,652
  1,218,000  MITSUI & COMPANY LIMITED
             (MULTI INDUSTRY)                                       9,856,575
     26,000  MURATA MANUFACTURING COMPANY
             LIMITED (CAPITAL EQUIPMENT)                            6,324,767
    810,000  NIPPON EXPRESS COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                    6,025,738
        953  NIPPON TELEGRAPH & TELEPHONE
             CORPORATION (NTT) (BUSINESS
             SERVICES)                                             15,145,415
    648,000  OJI PAPER COMPANY LIMITED
             (BUSINESS SERVICES)                                    4,555,237
    245,000  OMRON CORPORATION (BUSINESS
             SERVICES)                                              6,975,087
     74,200  PROMISE COMPANY LIMITED
             (FINANCE)                                              5,722,437
  1,112,000  SAKURA BANK LIMITED (FINANCE)                          8,467,525
    260,000  SEKISUI HOUSE (CAPITAL
             EQUIPMENT)                                             2,385,413
     77,000  SONY CORPORATION (CAPITAL
             EQUIPMENT)                                            10,885,776
    460,000  SUMITOMO ELECTRIC INDUSTRIES
             (CAPITAL EQUIPMENT)                                    6,489,736
  6,353,000  SUMITOMO METAL INDUSTRIES
             LIMITED (BUSINESS COMPUTER
             SERVICES)                                              4,955,295
    117,000  TAKEDA CHEMICAL INDUSTRIES
             (WHOLESALE DURABLE GOODS)                              8,327,399
     48,000  TDK CORPORATION (WHOLESALE
             DURABLE GOODS)                                         6,542,581
    493,000  TOPPAN PRINTING COMPANY
             LIMITED (BUSINESS SERVICES)                            5,527,712
    419,000  YASUDA FIRE & MARINE INSURANCE
             COMPANY LIMITED (FINANCE)                              1,899,624

                                                                  156,890,397
                                                                 ------------
MEXICO - 1.24%
     59,310  FOMENTO ECONOMICO MEXICANO SA
             DE CV ADR (FINANCE)                                    2,668,950
     96,760  GRUPO TELEVISA SA GDR
             (BUSINESS SERVICES)+                                   6,579,680

                                                                    9,248,630
                                                                 ------------
NETHERLANDS - 6.45%
     69,754  EQUANT NV (CAPITAL EQUIPMENT)+                         5,786,864
      5,000  HEINEKEN NV (WHOLESALE
             NONDURABLE GOODS)                                        267,207
    290,843  ING GROEP NV (FINANCE)                                15,751,896
    262,875  ROYAL DUTCH PETROLEUM COMPANY
             (ENERGY)                                              15,346,359
    132,456  TNT POST GROUP NV (BUSINESS
             SERVICES)                                              2,974,677
    355,620  WOLTERS KLUWER NV (BUSINESS
             SERVICES)                                              8,166,810

                                                                   48,293,813
                                                                 ------------
NEW ZEALAND - 0.10%
    868,100  CARTER HOLT HARVEY LIMITED
             (BUSINESS COMPUTER SERVICES)                             750,262
                                                                 ------------
PORTUGAL - 0.99%
    280,170  ELECTRICIDADE DE PORTUGAL SA
             (ENERGY)                                               5,241,112

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
PORTUGAL (continued)
    119,400  JERONIMO MARTINS S.G.P.S. SA
             (WHOLESALE NONDURABLE GOODS)                        $  2,165,053

                                                                    7,406,165
                                                                 ------------
SINGAPORE - 1.08%
    326,000  CITY DEVELOPMENTS LIMITED
             (FINANCE)                                              1,477,033
    158,560  DBS GROUP HOLDINGS LIMITED
             (FINANCE)                                              2,094,941
    620,000  DBS LAND LIMITED (FINANCE)                               808,290
    215,828  SINGAPORE PRESS HOLDINGS
             LIMITED (BUSINESS SERVICES)                            3,444,620
     46,776  UNITED OVERSEAS BANK LIMITED
             (FINANCE)                                                287,133

                                                                    8,112,017
                                                                 ------------
SOUTH AFRICA - 0.31%
    303,000  SAPPI LIMITED (BUSINESS
             COMPUTER SERVICES)                                     2,342,507
                                                                 ------------
SPAIN - 4.86%
  1,021,552  ENDESA SA (ENERGY)                                    23,430,607
    514,015  TELEFONICA SA (BUSINESS
             SERVICES)                                             12,984,785

                                                                   36,415,392
                                                                 ------------
SWEDEN - 3.68%
    313,983  TELEFONAKTIEBOLAGET LM
             ERICSSON "B" SHARES
             (COMMUNICATIONS)                                      27,582,518
                                                                 ------------
SWITZERLAND - 5.82%
     20,847  NOVARTIS AG (CAPITAL
             EQUIPMENT)                                            28,511,605
        586  ROCHE HOLDING AG (WHOLESALE
             NONDURABLE GOODS)                                      6,365,060
     33,121  UBS AG (FINANCE)                                       8,705,065

                                                                   43,581,730
                                                                 ------------
TAIWAN - 3.60%
     87,300  ACER INCORPORATED (CAPITAL
             EQUIPMENT)+                                            1,217,835
    329,070  ASUSTEK COMPUTER INCORPORATED
             (CAPITAL EQUIPMENT)                                    6,005,527
    400,210  CHINA STEEL CORPORATION GDR
             (BUSINESS COMPUTER SERVICES)                           5,833,061
  2,064,879  TAIWAN SEMICONDUCTOR WATTS
             (ELECTRONICS)+                                        13,910,621

                                                                   26,967,044
                                                                 ------------
UNITED KINGDOM - 13.73%
    618,140  AIRTOURS PLC (BUSINESS
             SERVICES)                                              3,320,757
     96,930  ARM HOLDINGS PLC (BUSINESS
             SERVICES)+                                             5,860,572
    502,290  BLUE CIRCLE INDUSTRIES PLC
             (BUSINESS COMPUTER SERVICES)                           3,353,459
    470,730  BRITISH LAND COMPANY PLC
             (FINANCE)                                              3,011,334
    259,770  CELLTECH GROUP PLC (WHOLESALE
             DURABLE GOODS)+                                        4,707,712
    269,970  DAVID S. SMITH HOLDINGS PLC
             (BUSINESS SERVICES)                                      553,428
    399,610  ELECTROCOMPONENTS PLC
             (TECHNOLOGIES)                                         4,051,301
    305,320  FUTURE NETWORK PLC (BUSINESS
             COMPUTER SERVICES)+                                    4,216,871
    304,750  GLAXO WELLCOME PLC
             (ELECTRONICS)                                          8,726,715
    235,000  HAYS PLC (BUSINESS SERVICES)                           1,538,010
  1,096,166  KINGFISHER PLC (WHOLESALE
             NONDURABLE GOODS)                                      9,005,880
  1,587,210  LASMO PLC (ENERGY)                                     3,057,484
  1,875,900  LEGAL & GENERAL GROUP PLC
             (FINANCE)                                              4,870,497

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
UNITED KINGDOM (continued)
  1,628,414  ROLLS-ROYCE PLC (BUSINESS
             SERVICES)                                           $  5,280,049
  7,423,270  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                      41,270,587

                                                                  102,824,656
TOTAL COMMON STOCK (COST $558,637,432)
                                                                 ------------

                                                                  677,079,999
                                                                 ------------

PRINCIPAL
SHORT-TERM INSTRUMENTS - 8.88%
$15,411,807  WELLS FARGO FUNDS TRUST 100%
             TREASURY MONEY MARKET ++                              15,411,807
 51,048,979  BUSINESS CLASS PLUS                                   51,048,979

                                                                   66,460,786
TOTAL SHORT-TERM INSTRUMENTS (COST
$66,460,786)
                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $625,098,218)*                        99.32% $743,540,785
OTHER ASSETS AND LIABILITIES, NET            0.68     5,114,468
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $748,655,253
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
 ++ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


GROSS UNREALIZED APPRECIATION                       $162,592,407
GROSS UNREALIZED DEPRECIATION                       (44,149,840)
                                                    -----------
NET UNREALIZED APPRECIATION                         $118,442,567

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMON STOCKS - 96.19%
AUSTRALIA - 2.30%
    250,000  BROKEN HILL PROPRIETARY
             COMPANY LIMITED
             (MANUFACTURING)                                      $  2,707,495
    330,000  NEWS CORPORATION LIMITED
             (PRINTING PUBLISHING AND
             INDUSTRIES)                                             4,611,087

                                                                     7,318,582
                                                                  ------------
BRAZIL - 1.35%
    100,000  ARACRUZ CELULOSE SA ADR (PAPER
             PRODUCTS)+                                              2,118,750
 73,811,400  TELESP PARTICIPACOES S.A.
             (COMMUNICATIONS)                                        2,169,928

                                                                     4,288,678
                                                                  ------------
FINLAND - 2.39%
     35,000  NOKIA CORPORATION ADR
             (ELECTRONIC EQUIPMENT)                                  7,603,750
                                                                  ------------
FRANCE - 12.99%
     39,000  AXA (INSURANCE)                                         5,526,812
     17,000  CANAL PLUS (COMMUNICATIONS)                             3,741,380
     19,000  CAP GEMINI SA (BUSINESS
             SERVICES)+                                              5,145,114
     16,500  GROUPE DANONE (FOOD AND
             KINDRED PRODUCTS)                                       3,647,128
     45,000  ST MICROELECTRONICS NV
             (ELECTRONICS)                                           8,267,397
     27,000  SUEZ LYONNAISE DES EAUX
             (INDUSTRIAL)                                            4,640,076
     36,400  TOTAL FINA ELF SA (OIL AND
             GAS)                                                    5,450,932
     43,500  VIVENDI (BUSINESS SERVICES)                             5,015,698

                                                                    41,434,537
                                                                  ------------
GERMANY - 6.91%
     13,300  ALLIANZ AG (INSURANCE)                                  5,415,097
     60,000  DEUTSCHE BANK AG (BANKING)                              3,987,297
     37,800  INFINEON TECHNOLOGIES AG
             (ELECTRONICS)+                                          2,063,491
     44,000  METRO AG (RETAILERS)                                    1,759,884
     55,500  SGL CARBON AG (CHEMICALS)                               4,248,522
     19,900  SIEMENS AG (MANUFACTURING)                              2,865,792
     33,000  VEBA AG (ELECTRIC GAS AND
             SANITARY)                                               1,686,204

                                                                    22,026,287
                                                                  ------------
HONG KONG - 3.22%
    492,000  CHEUNG KONG HOLDINGS LIMITED
             (REAL ESTATE)                                           7,361,205
    250,000  HSBC HOLDINGS PLC (BANKING)                             2,921,725

                                                                    10,282,930
                                                                  ------------
HUNGARY - 0.96%
    350,000  MAGYAR TAVKOZLESI RT
             (COMMUNICATIONS)                                        3,072,677
                                                                  ------------
IRELAND - 3.38%
     82,000  ELAN COMPANY PLC ADR
             (CHEMICALS)+                                            3,895,000
    150,000  RYANAIR HOLDINGS PLC - ADR
             (AIR TRANSPORTATION)+                                   6,881,250

                                                                    10,776,250
                                                                  ------------
ITALY - 1.70%
    450,000  ENI SPA (OIL AND GAS)                                   2,252,004

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
ITALY (continued)
    232,300  SAN PAOLO IMI SPA (BANKING)                          $  3,180,855

                                                                     5,432,859
                                                                  ------------
JAPAN - 20.65%
     27,000  BENESSE CORPORATION
             (EDUCATION)                                             2,769,365
     45,000  FAMILYMART COMPANY LIMITED
             (GENERAL MERCHANDISE)                                   2,228,830
    160,000  FUJITSU LIMITED (ELECTRONICS)                           4,913,955
     75,000  HONDA MOTOR COMPANY LIMITED
             (TRANSPORTATION EQUIPMENT)                              3,100,472
    220,000  NIKKO SECURITIES COMPANY
             LIMITED (FINANCIAL SERVICES)                            3,333,300
        350  NIPPON TELEGRAPH & TELEPHONE
             CORPORATION (NTT)
             (COMMUNICATIONS)                                        5,562,324
    165,000  NOMURA SECURITIES COMPANY
             (FINANCIAL SERVICES)                                    5,389,264
    127,000  OMRON CORPORATION
             (ELECTRONICS)                                           3,615,657
      1,800  ORACLE CORPORATION JAPAN
             (BUSINESS SERVICES)                                     1,509,286
     55,000  SECOM COMPANY LIMITED
             (COMMERCIAL)                                            4,718,957
     50,000  SEVEN-ELEVEN JAPAN COMPANY
             LIMITED (RETAIL)                                        5,752,448
    225,000  SHARP CORPORATION
             (ELECTRONICS)                                           4,815,238
      5,000  SOFTBANK CORPORATION (COMPUTER
             SOFTWARE)                                               4,460,584
     37,000  SONY CORPORATION (ELECTRONICS)                          5,230,828
     60,000  TAKEDA CHEMICAL INDUSTRIES
             (CHEMICALS)                                             4,270,461
     80,000  TOYOTA MOTOR CORPORATION
             (TRANSPORTATION EQUIPMENT)                              4,188,562

                                                                    65,859,531
                                                                  ------------
KOREA REPUBLIC OF - 0.66%
     48,000  KOREA TELECOM CORPORATION SP
             ADR (COMMUNICATIONS)                                    2,100,000
                                                                  ------------
MEXICO - 3.65%
  1,180,000  GRUPO TELEVISA SA DE CV
             (COMMUNICATIONS)+                                       4,087,593
  2,200,000  TELEFONOS DE MEXICO SA
             (COMMUNICATIONS)                                        7,561,675

                                                                    11,649,268
                                                                  ------------
NETHERLANDS - 6.51%
    114,600  KONINKLIJKE AHOLD NV (FOOD AND
             KINDRED PRODUCTS)                                       2,981,596
     40,000  KONINKLIJKE PHILIPS
             ELECTRONICS NV (ELECTRONICS)                            6,721,087
     76,000  ROYAL DUTCH PETROLEUM COMPANY
             NY SHARES (PETROLEUM)                                   4,374,750
     70,400  UNILEVER NV (WHOLESALE TRADE)                           3,472,613
     69,000  UNITED PAN-EUROPE
             COMMUNICATIONS NV
             (COMMUNICATIONS)+                                       3,223,969

                                                                    20,774,015
                                                                  ------------
NORWAY - 1.02%
    186,000  PETROLEUM GEO-SERVICES (OIL
             AND GAS)+                                               3,261,910
                                                                  ------------
SINGAPORE - 1.72%
    415,000  DBS GROUP HOLDINGS LIMITED
             (BANKING)                                               5,483,115
                                                                  ------------
SPAIN - 2.32%
    330,000  BANCO SANTANDER SA (BANKING)                            3,546,082
    152,220  TELEFONICA SA (COMMUNICATIONS)                          3,845,304

                                                                     7,391,386
                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
SWEDEN - 2.35%
     80,000  TELEFONAKTIEBOLAGET LM
             ERICSSON SERIES B ADR
             (ELECTRONICS)                                        $  7,505,000
                                                                  ------------
SWITZERLAND - 5.31%
      4,200  ADECCO SA (BUSINESS SERVICES)                           2,904,921
      1,575  JULIUS BAER HOLDING LIMITED
             ZURICH (INVESTMENT OFFICES)                             5,929,827
      2,450  NESTLE SA (FOOD AND KINDRED
             PRODUCTS)                                               4,391,061
      2,700  NOVARTIS AG (CHEMICALS)                                 3,692,678

                                                                    16,918,487
                                                                  ------------
TAIWAN - 2.22%
    100,000  ASE TEST LIMITED
             (ELECTRONICS)+                                          2,900,000
    227,000  RITEK CORPORATION GDR
             (INDUSTRIAL MACHINERY)+                                 4,177,458

                                                                     7,077,458
                                                                  ------------
UNITED KINGDOM - 14.58%
    430,000  AMVESCAP PLC (FINANCIAL
             SERVICES)                                               5,847,974
     40,000  ARM HOLDINGS PLC ADR
             (ELECTRONICS)+                                          7,110,000
    400,000  BP AMOCO PLC (OIL AND GAS)                              3,659,620
    210,000  BRITISH TELECOMMUNICATIONS PLC
             (COMMUNICATIONS)                                        3,936,405
    673,000  INVENSYS PLC (ENGINEERING
             ACCOUNTING RESEARCH AND
             RELATED SERVICES)                                       2,990,080
     63,300  NDS GROUP PLC ADR
             (COMMUNICATIONS)+                                       4,462,650
    270,000  ROYAL BANK OF SCOTLAND GROUP
             (BANKING)                                               3,975,649
     50,000  SMITHKLINE BEECHAM PLC ADR
             (CHEMICALS)                                             3,303,125
    500,000  TELEWEST COMMUNICATIONS PLC
             (COMMUNICATIONS)+                                       3,840,688
  1,325,504  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                        7,369,303

                                                                    46,495,494
                                                                  ------------

                                                                   306,752,214
TOTAL COMMON STOCKS (COST $250,901,186)
                                                                  ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 4.86%
REPURCHASE AGREEMENTS - 4.86%
$15,506,195  CREDIT SUISSE FIRST BOSTON
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES
             (FINANCIAL SERVICES)                 6.22%       04/03/00       15,506,195
                                                                           ------------

TOTAL SHORT-TERM INSTRUMENTS (COST
$15,506,195)

TOTAL INVESTMENTS IN SECURITIES
(COST $266,407,381)*                       101.05% $322,258,409
OTHER ASSETS AND LIABILITIES NET            (1.05)   (3,333,331)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $318,925,078
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $ 70,090,107
GROSS UNREALIZED DEPRECIATION                        (14,239,079)
                                                    ------------
NET UNREALIZED APPRECIATION                         $ 55,851,028

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                              VALUE
COMMON STOCK - 97.73%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.34%
    195,100  FASTENAL COMPANY                                       $    9,340,413
  2,359,617  HOME DEPOT INCORPORATED                                   152,195,296

                                                                       161,535,709
                                                                    --------------
BUSINESS SERVICES - 15.40%
    871,700  AUTOMATIC DATA PROCESSING
             INCORPORATED                                               42,059,525
    409,000  DST SYSTEMS INCORPORATED+                                  26,559,438
  1,660,600  FIRST DATA CORPORATION                                     73,481,550
    938,312  FISERV INCORPORATED+                                       34,893,478
  3,013,800  IMS HEALTH INCORPORATED                                    51,046,238
  2,045,160  MICROSOFT CORPORATION+                                    217,298,249
    544,500  SUNGARD DATA SYSTEMS
             INCORPORATED+                                              20,554,875

                                                                       465,893,353
                                                                    --------------
CHEMICALS & ALLIED PRODUCTS - 6.29%
    876,800  MERCK & COMPANY INCORPORATED                               54,471,200
  2,330,800  PFIZER INCORPORATED                                        85,219,875
    518,500  WARNER-LAMBERT COMPANY                                     50,553,750

                                                                       190,244,825
                                                                    --------------
DEPOSITORY INSTITUTIONS - 1.21%
    379,100  STATE STREET CORPORATION                                   36,725,313
                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
19.58%
  1,768,600  INTEL CORPORATION                                         233,344,662
  1,580,400  LUCENT TECHNOLOGIES
             INCORPORATED                                               96,009,300
    644,850  NOKIA CORPORATION ADR                                     140,093,663
  1,311,400  TELEFONAKTIEBOLAGET LM
             ERICSSON AB ADR                                           123,025,713

                                                                       592,473,338
                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.58%
  1,491,799  PAYCHEX INCORPORATED                                       78,132,973
                                                                    --------------
FOOD & KINDRED PRODUCTS - 1.09%
    704,700  COCA-COLA COMPANY                                          33,076,856
                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 16.98%
  3,816,000  CISCO SYSTEMS INCORPORATED+                               295,024,500
    690,200  EMC CORPORATION+                                           86,275,000
  3,304,700  SOLECTRON CORPORATION+                                    132,394,543

                                                                       513,694,043
                                                                    --------------
INSURANCE CARRIERS - 4.17%
  1,152,791  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                              126,230,615
                                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 4.42%
  2,601,600  MEDTRONIC INCORPORATED                                    133,819,800
                                                                    --------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                              VALUE
MISCELLANEOUS RETAIL - 4.12%
  1,290,500  COSTCO WHOLESALE CORPORATION+                          $   67,831,906
  2,839,275  STAPLES INCORPORATED+                                      56,785,500

                                                                       124,617,406
                                                                    --------------
MOTION PICTURES - 0.65%
    476,390  WALT DISNEY COMPANY                                        19,710,636
                                                                    --------------
OIL & GAS EXTRACTION - 0.68%
    269,300  SCHLUMBERGER LIMITED                                       20,601,450
                                                                    --------------
PERSONAL SERVICES - 1.48%
  1,140,600  CINTAS CORPORATION                                         44,697,263
                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 12.92%
  3,229,025  CHARLES SCHWAB CORPORATION                                183,448,982
  1,372,250  GOLDMAN SACHS GROUP
             INCORPORATED                                              144,257,781
  1,595,700  T. ROWE PRICE                                              63,030,150

                                                                       390,736,913
                                                                    --------------
WHOLESALE TRADE -- NONDURABLE GOODS - 0.82%
    537,800  CARDINAL HEALTH INCORPORATED                               24,671,575
                                                                    --------------

                                                                     2,956,862,068
TOTAL COMMON STOCK (COST $1,441,826,900)
                                                                    --------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 2.29%
REPURCHASE AGREEMENTS - 2.29%
$69,138,808  BEAR STEARNS & COMPANY
             INCORPORATED REPURCHASE
             AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.20%        04/03/00         69,138,808

                                                                                69,138,808
TOTAL SHORT-TERM INSTRUMENTS (COST
$69,138,808)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,510,965,708)*                     100.02% $3,026,000,876
OTHER ASSETS AND LIABILITIES, NET           (0.02)       (706,941)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $3,025,293,935
                                          -------  --------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,584,478,451
GROSS UNREALIZED DEPRECIATION                         (69,443,283)
                                                    -------------
NET UNREALIZED APPRECIATION                         $1,515,035,168

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
COMMON STOCK - 90.83%
AGRICULTURAL PRODUCTION -- CROPS - 0.25%
     26,000  CHIQUITA BRANDS INTERNATIONAL
             INCORPORATED                                                $    123,500
     15,300  DELTA & PINE LAND COMPANY                                        302,175

                                                                              425,675
                                                                         ------------
AGRICULTURAL PRODUCTION -- LIVESTOCK & ANIMAL SPECIALTIES - 0.10%
      8,000  MICHAEL FOODS INCORPORATED                                       168,000
                                                                         ------------
AMUSEMENT & RECREATION SERVICES - 0.23%
      4,700  ANCHOR GAMING+                                                   178,306
     10,300  PINNACLE ENTERTAINMENT
             INCORPORATED+                                                    209,219

                                                                              387,525
                                                                         ------------
APPAREL & ACCESSORY STORES - 0.90%
     12,400  ANNTAYLOR STORES CORPORATION+                                    285,200
      5,500  ASHWORTH INCORPORATED+                                            23,719
     10,400  CATO CORPORATION                                                 122,200
      7,600  DRESS BARN INCORPORATED+                                         146,300
      8,200  FOOTSTAR INCORPORATED+                                           231,650
     13,100  GOODY'S FAMILY CLOTHING
             INCORPORATED+                                                     79,419
      9,600  GYMBOREE CORPORATION+                                             39,600
      5,500  J. BAKER INCORPORATED                                             38,500
     12,400  PACIFIC SUNWEAR OF CALIFORNIA
             INCORPORATED+                                                    477,400
      5,400  WET SEAL INCORPORATED+                                            85,050

                                                                            1,529,038
                                                                         ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.48%
      6,200  CYRK INCORPORATED+                                                54,638
      2,700  HAGGAR CORPORATION                                                37,125
     11,600  HARTMARX CORPORATION+                                             31,900
     11,000  KELLWOOD COMPANY                                                 193,188
     13,700  NAUTICA ENTERPRISES
             INCORPORATED+                                                    160,975
      5,100  OSHKOSH B'GOSH INCORPORATED                                       91,800
     10,800  PHILLIPS-VAN HEUSEN
             CORPORATION                                                       83,024
      5,600  PILLOWTEX CORPORATION                                             22,400
      8,800  QUIKSILVER INCORPORATED+                                         154,550

                                                                              829,600
                                                                         ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.42%
     21,200  COPART INCORPORATED+                                             371,000
      6,600  DISCOUNT AUTO PARTS
             INCORPORATED+                                                     58,988
     20,000  O'REILLY AUTOMOTIVE
             INCORPORATED+                                                    283,750

                                                                              713,738
                                                                         ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.37%
     14,500  CENTRAL PARKING CORPORATION                                      290,000
      6,400  MIDAS INCORPORATED                                               153,600

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
AUTOMOTIVE REPAIR, SERVICES & PARKING (continued)
     22,400  ROLLINS TRUCK LEASING
             CORPORATION                                                 $    189,000

                                                                              632,600
                                                                         ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.69%
     24,300  D.R. HORTON INCORPORATED                                         317,419
      8,800  MDC HOLDINGS INCORPORATED                                        157,850
      5,600  RYLAND GROUP INCORPORATED                                        105,000
     11,600  STANDARD PACIFIC CORPORATION                                     116,000
     14,400  TOLL BROTHERS INCORPORATED+                                      288,000
      5,400  U.S. HOME CORPORATION+                                           205,200

                                                                            1,189,469
                                                                         ------------
BUSINESS SERVICES - 12.88%
      7,800  AARON RENTS INCORPORATED                                         117,488
      8,800  ABM INDUSTRIES INCORPORATED                                      206,800
      8,100  ADVO INCORPORATED+                                               202,500
     16,100  AMERICAN MANAGEMENT SYSTEMS
             INCORPORATED+                                                    705,381
      8,900  ANALYSTS INTERNATIONAL
             CORPORATION                                                       87,887
     10,000  ASPEN TECHNOLOGY INCORPORATED+                                   403,750
      5,500  BARRA INCORPORATED+                                              186,313
     10,900  BISYS GROUP INCORPORATED+                                        724,850
      7,200  CATALINA MARKETING
             CORPORATION+                                                     729,000
     13,300  CERNER CORPORATION+                                              359,100
     11,600  CHOICEPOINT INCORPORATED+                                        433,550
     23,300  CIBER INCORPORATED+                                              477,650
     16,300  COGNEX CORPORATION+                                              940,305
      8,200  COMPUTER TASK GROUP
             INCORPORATED                                                      90,200
     15,400  DENDRITE INTERNATIONAL
             INCORPORATED+                                                    322,438
     16,900  ELOYALTY CORPORATION+                                            403,488
     16,100  EPICOR SOFTWARE CORPORATION+                                     136,850
     12,500  FACTSET RESEARCH SYSTEMS
             INCORPORATED                                                     338,281
      5,500  FAIR, ISAAC AND COMPANY
             INCORPORATED                                                     213,812
     12,800  FILENET CORPORATION+                                             380,800
      8,800  GERBER SCIENTIFIC INCORPORATED                                   169,950
      6,200  GREAT PLAINS SOFTWARE
             INCORPORATED+                                                    330,925
     15,300  HARBINGER CORPORATION+                                           445,613
     15,900  HENRY (JACK) & ASSOCIATES                                        586,313
      9,700  HNC SOFTWARE INCORPORATED+                                       699,006
     12,600  HYPERION SOLUTIONS
             CORPORATION+                                                     409,500
     18,000  INACOM CORPORATION+                                               49,500
     11,100  INFORMATION RESOURCES
             INCORPORATED+                                                     88,800
      4,600  INSURANCE AUTO AUCTIONS
             INCORPORATED+                                                     77,625
     25,000  INTERIM SERVICES INCORPORATED+                                   464,062
      4,900  KRONOS INCORPORATED+                                             145,163
     16,900  LABOR READY INCORPORATED+                                        166,888
      7,400  LASON INCORPORATED+                                               48,794
     30,200  MERCURY INTERACTIVE
             CORPORATION+                                                   2,393,350
     15,000  MIDWAY GAMES INCORPORATED+                                       198,750

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
BUSINESS SERVICES (continued)
     12,600  NATIONAL COMPUTER SYSTEMS
             INCORPORATED                                                $    639,450
     13,000  NATIONAL DATA CORPORATION                                        338,000
     19,700  NATIONAL INSTRUMENTS
             CORPORATION+                                                     924,668
      8,500  NETWORK EQUIPMENT TECHNOLOGIES
             INCORPORATED+                                                     85,000
      7,900  PRIMARK CORPORATION+                                             190,588
     13,800  PROGRESS SOFTWARE CORPORATION+                                   323,437
      8,500  PROJECT SOFTWARE & DEVELOPMENT
             INCORPORATED+                                                    480,250
      5,300  QRS CORPORATION+                                                 398,825
      6,500  RADISYS CORPORATION+                                             390,813
     11,400  REMEDY CORPORATION+                                              480,225
     15,200  RSA SECURITY INCORPORATED+                                       787,550
     30,000  S3 INCORPORATED+                                                 630,000
     11,300  SAGA SYSTEMS INCORPORATED+                                       403,975
     28,200  SNYDER COMMUNICATIONS
             INCORPORATED+                                                    634,500
     11,600  STAFFMARK INCORPORATED+                                           92,075
      7,300  THQ INCORPORATED+                                                130,488
     19,000  TRUE NORTH COMMUNICATIONS
             INCORPORATED                                                     746,937
     12,200  VERITY INCORPORATED+                                             497,150
      5,900  VOLT INFORMATION SCIENCES
             INCORPORATED+                                                    212,031

                                                                           22,120,644
                                                                         ------------
CHEMICALS & ALLIED PRODUCTS - 5.43%
     22,300  ADVANCED TISSUE SCIENCES
             INCORPORATED+                                                    150,524
     18,500  ALLIANCE PHARMACEUTICAL
             CORPORATION+                                                     276,343
     11,700  ALPHARMA INCORPORATED                                            429,975
      9,000  BARR LABORATORIES
             INCORPORATED+                                                    378,000
      9,100  BIOMATRIX INCORPORATED+                                          232,050
      8,900  BRADY COMPANY                                                    277,568
      9,700  CAMBREX CORPORATION                                              421,950
      7,200  CHEMFIRST INCORPORATED                                           139,950
     17,400  DURA PHARMACEUTICALS
             INCORPORATED+                                                    214,237
      9,300  GEON COMPANY                                                     199,950
     16,700  IDEC PHARMACEUTICALS
             CORPORATION+                                                   1,640,775
     10,200  IMMUNE RESPONSE CORPORATION+                                     117,300
     25,600  JONES PHARMA INCORPORATED                                        777,600
      9,200  LILLY INDUSTIRES INCORPORATED
             CLASS A                                                          113,850
     15,400  LIPOSOME COMPANY INCORPORATED+                                   269,020
     12,300  MACDERMID INCORPORATED                                           325,950
      3,900  MCWHORTER TECHNOLOGIES
             INCORPORATED+                                                     46,800
     11,500  MEDICIS PHARMACEUTICAL
             CORPORATION+                                                     460,000
     10,300  MISSISSIPPI CHEMICAL
             CORPORATION                                                       70,168
      6,800  NATURES SUNSHINE PRODUCT
             INCORPORATED                                                      54,400
     26,100  NBTY INCORPORATED+                                               357,244
     13,000  NORTH AMERICAN VACCINE
             INCORPORATED+                                                     34,938
      8,500  NOVEN PHARMACEUTICALS
             INCORPORATED+                                                     92,969
      9,400  OM GROUP INCORPORATED                                            427,700
     16,500  OMNOVA SOLUTIONS INCORPORATED                                     92,813
      9,800  PAREXEL INTERNATIONAL
             CORPORATION+                                                      92,488

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      2,900  PENFORD CORPORATION                                         $     52,563
      7,400  PROTEIN DESIGN LABS
             INCORPORATED+                                                    588,300
      3,500  QUAKER CHEMICAL CORPORATION                                       59,500
     11,000  SCOTTS COMPANY+                                                  462,000
     10,100  VERTEX PHARMACEUTICALS
             INCORPORATED+                                                    472,806

                                                                            9,329,731
                                                                         ------------
COMMUNICATIONS - 0.67%
      8,500  AUDIOVOX CORPORATION+                                            370,813
     21,000  BRIGHTPOINT INCORPORATED+                                        257,250
     20,000  GENERAL COMMUNICATIONS
             INCORPORATED+                                                    107,500
     25,500  TALK.COM INCORPORATED+                                           408,000

                                                                            1,143,563
                                                                         ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.71%
     10,900  APOGEE ENTERPRISES
             INCORPORATED                                                      43,260
      4,100  CHEMED CORPORATION                                               123,000
     15,200  DYCOM INDUSTRIES INCORPORATED+                                   741,000
      9,900  INSITUFORM TECHNOLOGIES
             CLASS A+                                                         303,188

                                                                            1,210,448
                                                                         ------------
CONSUMER PRODUCTS - 0.01%
      3,100  SWISS ARMY BRANDS
             INCORPORATED+                                                     15,113
                                                                         ------------
DEPOSITORY INSTITUTIONS - 5.28%
      9,800  ANCHOR BANCORP WISCONSIN
             INCORPORATED                                                     155,575
      9,200  BANKNORTH GROUP INCORPORATED                                     246,675
     10,100  CAROLINA FIRST CORPORATION                                       132,563
     15,500  CENTURA BANKS INCORPORATED                                       710,094
     11,200  CHITTENDEN CORPORATION                                           332,500
     11,600  COMMERCE BANCORP INCORPORATED                                    429,200
     22,700  COMMERCIAL FEDERAL CORPORATION                                   377,388
     19,700  COMMUNITY FIRST BANKSHARES
             INCORPORATED                                                     315,200
     20,900  CULLEN/FROST BANKERS
             INCORPORATED                                                     552,544
     11,100  DOWNEY FINANCIAL CORPORATION                                     235,875
     11,200  FIRST BANCORP/PUERTO RICO                                        197,400
     16,200  FIRST MIDWEST BANCORP
             INCORPORATED                                                     392,850
     19,900  HUDSON UNITED BANCORP                                            431,581
      5,700  INVESTORS FINANCIAL SERVICES
             CORPORATION                                                      335,588
      9,500  MAF BANCORP INCORPORATED                                         153,781
     10,100  PROVIDENT BANKSHARES
             CORPORATION                                                      159,075
      8,300  QUEENS COUNTY BANCORP
             INCORPORATED                                                     149,919
     11,200  RIGGS NATIONAL CORPORATION                                       136,500
      8,800  SILICON VALLEY BANCSHARES+                                       632,500
     11,000  SOUTHWEST BANCORPORATION OF
             TEXAS INCORPORATED+                                              213,812
     15,600  STATEN ISLAND BANCORP
             INCORPORATED                                                     267,150
     14,600  SUSQUEHANNA BANCSHARES
             INCORPORATED                                                     201,662
     21,100  TRUSTCO BANK CORPORATION NEW
             YORK                                                             246,605

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
DEPOSITORY INSTITUTIONS (continued)
      7,400  U.S. TRUST CORPORATION                                      $  1,398,600
     16,800  UNITED BANKSHARES INCORPORATED                                   369,600
      8,900  WHITNEY HOLDING CORPORATION                                      290,362

                                                                            9,064,599
                                                                         ------------
EATING & DRINKING PLACES - 1.38%
     10,700  APPLEBEE'S INTERNATIONAL
             INCORPORATED                                                     300,938
     10,700  CEC ENTERTAINMENT
             INCORPORATED+                                                    290,238
      7,900  CHEESECAKE FACTORY+                                              328,838
     19,900  CKE RESTAURANTS INCORPORATED                                     126,862
     11,600  CONSOLIDATED PRODUCTS
             INCORPORATED+                                                    109,475
      7,900  IHOP CORPORATION+                                                110,600
     15,100  JACK IN THE BOX INCORPORATED+                                    321,819
      9,800  LANDRY'S SEAFOOD RESTAURANTS
             INCORPORATED                                                      62,475
      8,800  LUBY'S INCORPORATED                                               83,050
     12,200  RUBY TUESDAY INCORPORATED                                        213,500
     14,300  RYAN'S FAMILY STEAK HOUSES
             INCORPORATED+                                                    136,743
      7,200  SONIC CORPORATION+                                               196,200
      5,200  TACO CABANA INCORPORATED
             CLASS A+                                                          30,875
      9,000  TCBY ENTERPRISES INCORPORATED                                     51,750

                                                                            2,363,363
                                                                         ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.71%
      3,500  AMERICAN STATES WATER COMPANY                                    104,125
     12,400  ATMOS ENERGY CORPORATION                                         203,050
      2,900  BANGOR HYDRO-ELECTRIC COMPANY                                     50,206
      4,400  CASCADE NATURAL GAS
             CORPORATION                                                       70,950
      4,500  CENTRAL VERMONT PUBLIC SERVICE
             CORPORATION                                                       46,968
      6,600  CH ENERGY GROUP INCORPORATED                                     200,475
      8,100  EASTERN UTILITIES ASSOCIATES                                     254,137
     11,900  ENERGEN CORPORATION                                              189,656
      2,100  GREEN MOUNTAIN POWER
             CORPORATION                                                       14,044
      7,400  LACLEDE GAS COMPANY                                              148,000
      7,000  NEW JERSEY RESOURCES
             CORPORATION                                                      299,250
      9,900  NORTHWEST NATURAL GAS COMPANY                                    193,050
      9,100  NORTHWESTERN CORPORATION                                         187,688
     16,100  PHILADELPHIA SUBURBAN
             CORPORATION                                                      291,813
     12,300  PIEDMONT NATURAL GAS COMPANY                                     320,569
     18,900  SOUTHERN UNION COMPANY+                                          341,381
     12,200  SOUTHWEST GAS CORPORATION                                        232,563
      9,800  SOUTHWESTERN ENERGY COMPANY                                       64,925
      5,300  TNP ENTERPRISES INCORPORATED                                     232,205
      5,600  UNITED ILLUMINATING COMPANY                                      219,800
     15,300  UNITED WATER RESOURCES
             INCORPORATED                                                     531,675
     14,800  WICOR INCORPORATED                                               458,800

                                                                            4,655,330
                                                                         ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
15.54%
      8,600  ACTEL CORPORATION+                                          $    306,912
     13,400  ADAPTIVE BROADBAND
             CORPORATION+                                                     716,900
     10,900  ALLEN TELECOM INCORPORATED+                                      173,718
      7,800  ALPHA INDUSTRIES INCORPORATED+                                   741,000
      7,400  AMERICAN XTAL TECHNOLOGY
             INCORPORATED+                                                    239,575
     14,700  ARTESYN TECHNOLOGIES
             INCORPORATED+                                                    278,381
     19,200  ASPECT COMMUNICATIONS
             CORPORATION+                                                     711,600
     14,100  BALDOR ELECTRIC COMPANY                                          254,681
      6,400  BENCHMARK ELECTRONICS
             INCORPORATED+                                                    236,800
     10,800  BMC INDUSTRIES INCORPORATED                                       61,425
     21,900  BURR-BROWN CORPORATION+                                        1,190,813
      5,100  C&D TECHNOLOGIES INCORPORATED                                    300,900
     12,600  C-COR.NET CORPORATION+                                           617,400
     16,000  C-CUBE MICROSYSTEMS
             INCORPORATED+                                                  1,165,000
     11,100  CABLE DESIGN TECHNOLOGIES
             CORPORATION+                                                     376,706
      2,400  CENTIGRAM COMMUNICATIONS
             CORPORATION+                                                      45,600
     11,900  CHECKPOINT SYSTEMS
             INCORPORATED+                                                     99,663
      5,700  CONCORD COMMUNICATIONS
             INCORPORATED+                                                    202,706
     10,900  CTS CORPORATION                                                  621,300
     22,800  DALLAS SEMICONDUCTOR
             CORPORATION                                                      800,850
     27,400  DIGITAL MICROWAVE CORPORATION+                                   928,175
      8,700  DIONEX CORPORATION+                                              286,556
     10,400  ELECTRO SCIENTIFIC INDUSTRIES
             INCORPORATED+                                                    603,200
     14,500  GENERAL SEMICONDUCTOR
             INCORPORATED+                                                    250,125
      5,400  HADCO CORPORATION+                                               348,975
      6,800  HARMAN INTERNATIONAL
             INDUSTRIES INCORPORATED                                          408,000
      4,500  HARMON INDUSTRIES INCORPORATED                                    81,563
      8,800  HELIX TECHNOLOGY CORPORATION                                     528,550
      9,800  HUTCHINSON TECHNOLOGY
             INCORPORATED+                                                    172,725
      5,800  INNOVEX INCORPORATED                                              56,731
     10,200  INTER-TEL INCORPORATED                                           279,225
     24,100  INTERNATIONAL RECTIFIER
             CORPORATION+                                                     918,812
     12,600  INTERVOICE-BRITE INCORPORATED+                                   363,825
      5,900  ITRON INCORPORATED+                                               40,931
     17,100  KEMET CORPORATION+                                             1,081,575
     18,900  LATTICE SEMICONDUCTOR
             CORPORATION+                                                   1,279,294
      8,300  MERCURY COMPUTER SYSTEMS
             INCORPORATED+                                                    405,663
     14,200  METHODE ELECTRONICS
             INCORPORATED                                                     717,100
     16,300  MICREL INCORPORATED+                                           1,564,800
      2,900  NATIONAL PRESTO INDUSTRIES
             INCORPORATED                                                      94,613
     28,400  P-COM INCORPORATED+                                              525,400
      4,100  PARK ELECTROCHEMICAL
             CORPORATION                                                      100,450
      9,400  PHOTRONICS INCORPORATED+                                         331,938
     16,000  PICTURETEL CORPORATION+                                          140,000
      6,400  PLANTRONICS INCORPORATED+                                        596,400
      6,800  PLEXUS CORPORATION+                                              453,050
      7,900  POWERWAVE TECHNOLOGIES
             INCORPORATED+                                                    987,500

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      4,600  PROXIM INCORPORATED+                                        $    550,563
     19,700  READ-RITE CORPORATION+                                            92,344
      6,800  ROYAL APPLIANCE MANUFACTURING
             COMPANY+                                                          33,575
      4,400  SALTON INCORPORATED+                                             190,850
     13,200  SILICON VALLEY GROUP+                                            363,000
     14,100  SLI INCORPORATED                                                 239,700
     11,600  SPEEDFAM INTERNATIONAL
             INCORPORATED+                                                    230,550
      6,100  STANDARD MICROSYSTEMS
             CORPORATION+                                                      88,831
      5,900  SYMMETRICOM INCORPORATED+                                         62,318
      6,400  TECHNITROL INCORPORATED                                          372,800
     10,600  TELEDYNE TECHNOLOGIES
             INCORPORATED+                                                    184,175
      6,200  THOMAS INDUSTRIES INCORPORATED                                   116,250
      4,800  THREE-FIVE SYSTEMS
             INCORPORATED+                                                    288,000
     13,600  VALENCE TECHNOLOGY
             INCORPORATED+                                                    320,450
     16,300  VICOR CORPORATION+                                               293,400
      8,900  WINDMERE-DURABLE HOLDINGS
             INCORPORATED+                                                    131,275
      6,000  ZIXIT CORPORATION+                                               436,875

                                                                           26,682,062
                                                                         ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 4.33%
     15,200  BILLING INFORMATION CONCEPTS
             CORPORATION+                                                     106,875
     20,900  BIO-TECHNOLOGY GENERAL
             CORPORATION+                                                     323,950
      7,500  CDI CORPORATION+                                                 142,500
     12,800  CEPHALON INCORPORATED+                                           480,000
      9,900  COR THERAPEUTICS INCORPORATED+                                   652,626
      5,700  F.Y.I. INCORPORATED+                                             154,613
      8,000  FRANKLIN COVEY COMPANY+                                           58,000
     11,200  INCYTE PHARMACEUTICALS
             INCORPORATED+                                                    974,400
     56,600  MARCHFIRST INCORPORATED+                                       2,019,913
      8,300  MAXIMUS INCORPORATED+                                            253,150
     14,200  MEDQUIST INCORPORATED+                                           386,063
      8,800  NFO WORLDWIDE INCORPORATED+                                      193,600
     12,000  ORGANOGENESIS INCORPORATED+                                      144,750
      9,700  PHARMACEUTICAL PRODUCT
             DEVELOPMENT INCORPORATED+                                        164,293
     19,200  PROFIT RECOVERY GROUP
             INTERNATIONAL INCORPORATED+                                      355,200
     12,300  REGENERON PHARMACEUTICALS
             INCORPORATED+                                                    363,618
      5,100  STONE & WEBSTER INCORPORATED                                      73,950
     15,200  TETRA TECH INCORPORATED+                                         361,000
      6,300  URS CORPORATION+                                                  82,688
     33,800  US ONCOLOGY INCORPORATED+                                        152,100

                                                                            7,443,289
                                                                         ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.81%
      3,700  ALLIANT TECHSYSTEMS
             INCORPORATED+                                                    217,837
     14,400  APTARGROUP INCORPORATED                                          384,300
      2,800  BUTLER MANUFACTURING COMPANY                                      68,425
     11,800  GRIFFON CORPORATION+                                              92,188
      3,300  INSTEEL INDUSTRIES
             INCORPORATED                                                      18,562

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
      6,100  MATERIAL SCIENCES CORPORATION+                              $     82,350
     10,600  STURM, RUGER & COMPANY
             INCORPORATED                                                      92,750
     18,500  TOWER AUTOMOTIVE INCORPORATED+                                   302,938
     10,400  WATTS INDUSTRIES INCORPORATED                                    128,700

                                                                            1,388,050
                                                                         ------------
FINANCIAL SERVICES - 0.13%
      9,400  JEFFERIES GROUP INCORPORATED                                     215,025
                                                                         ------------
FOOD & KINDRED PRODUCTS - 1.42%
      4,000  AGRIBRANDS INTERNATIONAL
             INCORPORATED+                                                    157,250
      7,200  AMERICAN ITALIAN PASTA
             COMPANY+                                                         177,300
      7,700  BERINGER WINE ESTATES HOLDINGS
             INCORPORATED+                                                    276,237
      7,100  CANANDAIGUA BRANDS
             INCORPORATED+                                                    362,100
      3,400  COCA-COLA BOTTLING COMPANY                                       179,987
     14,700  CORN PRODUCTS INTERNATIONAL
             INCORPORATED                                                     353,719
     16,700  EARTHGRAINS COMPANY                                              248,413
      3,600  J&J SNACK FOODS CORPORATION+                                      71,550
     12,000  RALCORP HOLDINGS INCORPORATED+                                   174,000
     22,200  SMITHFIELD FOODS INCORPORATED+                                   444,000

                                                                            2,444,556
                                                                         ------------
FOOD STORES - 0.27%
      4,800  PANERA BREAD COMPANY CLASS A+                                     36,000
     10,200  WHOLE FOODS MARKET
             INCORPORATED+                                                    422,663

                                                                              458,663
                                                                         ------------
FURNITURE & FIXTURES - 0.49%
      4,800  BASSETT FURNITURE INDUSTRIES
             INCORPORATED                                                      67,200
     16,100  ETHAN ALLEN INTERIORS
             INCORPORATED                                                     402,500
     24,200  LA-Z-BOY INCORPORATED                                            372,075

                                                                              841,775
                                                                         ------------
GENERAL MERCHANDISE STORES - 0.88%
     13,200  99 CENTS ONLY STORES+                                            518,100
     11,500  AMES DEPARTMENT STORES
             INCORPORATED+                                                    282,469
     20,800  CASEY'S GENERAL STORES
             INCORPORATED                                                     226,200
      3,100  GC COMPANIES INCORPORATED+                                       107,725
      5,000  GOTTSCHALKS INCORPORATED+                                         26,250
     12,000  SHOPKO STORES INCORPORATED+                                      213,000
     17,500  STEIN MART INCORPORATED+                                         144,375

                                                                            1,518,119
                                                                         ------------
HEALTH SERVICES - 1.98%
     23,300  COVENTRY HEALTH CARE
             INCORPORATED+                                                    198,050
      4,000  CURATIVE HEALTH SERVICES
             INCORPORATED+                                                     24,000
      9,900  ENZO BIOCHEM INCORPORATED+                                       697,950
     12,700  HOOPER HOLMES INCORPORATED                                       435,768
     14,400  IDEXX LABORATORIES
             INCORPORATED+                                                    335,700

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
HEALTH SERVICES (continued)
      9,900  LASER VISION CENTERS
             INCORPORATED+                                               $     68,680
     12,600  MAGELLAN HEALTH SERVICES
             INCORPORATED+                                                     60,638
     19,000  ORTHODONTIC CENTERS OF AMERICA
             INCORPORATED+                                                    356,250
      6,100  PEDIATRIX MEDICAL GROUP
             INCORPORATED+                                                     44,225
     17,600  RENAL CARE GROUP INCORPORATED+                                   381,700
     10,600  SIERRA HEALTH SERVICES
             INCORPORATED+                                                     52,338
      4,700  SYNCOR INTERNATIONAL
             CORPORATION+                                                     155,100
     12,100  UNIVERSAL HEALTH SERVICES
             INCORPORATED+                                                    592,900

                                                                            3,403,299
                                                                         ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION -- CONTRACTORS - 0.15%
     16,100  FOSTER WHEELER CORPORATION                                       108,675
     20,600  MORRISON KNUDSEN CORPORATION+                                    151,925

                                                                              260,600
                                                                         ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.08%
      7,500  DBT ONLINE INCORPORATED+                                         139,219
                                                                         ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.73%
     14,300  BOMBAY COMPANY INCORPORATED+                                      47,369
      8,100  COST PLUS INCORPORATED+                                          273,881
     15,500  LINENS 'N THINGS INCORPORATED+                                   530,875
      8,100  MICROAGE INCORPORATED+                                            18,985
     37,400  PIER 1 IMPORTS INCORPORATED                                      383,350

                                                                            1,254,460
                                                                         ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.27%
     17,200  AZTAR CORPORATION+                                               163,400
     11,800  MARCUS CORPORATION                                               152,663
     19,300  PRIME HOSPITALITY CORPORATION+                                   139,925

                                                                              455,988
                                                                         ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.79%
     14,200  ANIXTER INTERNATIONAL
             INCORPORATED+                                                    395,825
      8,200  APEX INCORPORATED+                                               304,425
     15,400  APPLIED POWER INCORPORATED                                       438,900
      7,500  ASTEC INDUSTRIES INCORPORATED+                                   199,218
     10,800  AUSPEX SYSTEMS INCORPORATED                                      118,800
      7,700  BLACK BOX CORPORATION+                                           533,105
      7,600  CYBEX COMPUTER PRODUCTS
             CORPORATION+                                                     285,950
      6,800  DRIL-QUIP INCORPORATED+                                          320,450
      7,900  ELECTROGLAS INCORPORATED+                                        270,575
      9,000  EXABYTE CORPORATION+                                              66,937
     14,200  FEDDERS CORPORATION                                               78,987
      5,800  FLOW INTERNATIONAL
             CORPORATION+                                                      68,150
      5,900  GARDNER DENVER INCORPORATED+                                     110,994
      8,000  GRACO INCORPORATED                                               232,000
     11,700  IDEX CORPORATION                                                 318,825
     21,500  KOMAG INCORPORATED+                                               81,632

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      9,300  KULICKE & SOFFA INDUSTRIES
             INCORPORATED+                                               $    595,781
     22,600  LENNOX INTERNATIONAL
             INCORPORATED                                                     197,750
      4,900  LINDSAY MANUFACTURING COMPANY                                     83,913
     10,200  MANITOWOC COMPANY INCORPORATED                                   276,038
      6,500  MICRO SYSTEMS INCORPORATED+                                      409,094
     18,400  PAXAR CORPORATION+                                               177,100
      4,300  ROBBINS & MYERS INCORPORATED                                     101,588
      7,000  SCOTT TECHNOLOGIES
             INCORPORATED+                                                    132,125
      5,000  SPS TECHNOLOGIES INCORPORATED+                                   152,500
      6,400  TELXON CORPORATION                                               112,400
      5,000  TORO COMPANY                                                     149,688
      8,400  ULTRATECH STEPPER
             INCORPORATED+                                                    119,700
      9,300  VALMONT INDUSTRIES
             INCORPORATED                                                     160,425
     12,200  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                                    556,625
     11,500  WATSCO INCORPORATED                                              120,031
     11,700  XIRCOM INCORPORATED+                                             432,900
     12,400  ZEBRA TECHNOLOGIES
             CORPORATION+                                                     620,000

                                                                            8,222,431
                                                                         ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.42%
     14,500  ARTHUR J. GALLAGHER & COMPANY                                    471,250
      5,200  E.W. BLANCH HOLDINGS
             INCORPORATED                                                     104,000
      5,200  HILB ROGAL AND HAMILTON
             COMPANY                                                          142,025

                                                                              717,275
                                                                         ------------
INSURANCE CARRIERS - 1.87%
      8,500  ADVANCE PARADIGM INCORPORATED+                                   100,937
      8,100  DELPHI FINANCIAL GROUP
             CLASS A+                                                         246,037
     15,000  ENHANCE FINANCIAL SERVICES
             GROUP INCORPORATED                                               211,875
     26,400  FIDELITY NATIONAL FINANCIAL
             INCORPORATED                                                     364,650
     25,700  FIRST AMERICAN FINANCIAL
             INCORPORATED                                                     364,619
     27,600  FREMONT GENERAL CORPORATION                                      163,875
     17,200  MUTUAL RISK MANAGEMENT LIMITED                                   344,000
     14,600  RADIAN GROUP INCORPORATED                                        695,325
      3,900  RLI CORPORATION                                                  130,650
      4,800  SCPIE HOLDINGS INCORPORATED                                      147,000
     10,800  SELECTIVE INSURANCE GROUP
             INCORPORATED                                                     184,275
      7,300  TRENWICK GROUP INCORPORATED                                      103,113
      6,800  ZENITH NATIONAL INSURANCE
             CORPORATION                                                      150,875

                                                                            3,207,231
                                                                         ------------
LEATHER & LEATHER PRODUCTS - 0.54%
      7,200  BROWN SHOE COMPANY
             INCORPORATED                                                      86,400
     10,000  JUSTIN INDUSTRIES                                                180,000
      4,200  K-SWISS INCORPORATED                                              62,213
      8,200  TIMBERLAND COMPANY+                                              418,200

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
LEATHER & LEATHER PRODUCTS (continued)
     16,300  WOLVERINE WORLD WIDE
             INCORPORATED                                                $    179,300

                                                                              926,113
                                                                         ------------
LEGAL SERVICES - 0.15%
      8,900  PRE-PAID LEGAL SERVICES
             INCORPORATED+                                                    264,219
                                                                         ------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 0.00%
      5,700  RURAL/METRO CORPORATION+                                           6,769
                                                                         ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.21%
     18,800  CHAMPION ENTERPRISES
             INCORPORATED+                                                    108,100
      4,900  DELTIC TIMBER CORPORATION                                        116,069
     18,600  OAKWOOD HOMES CORPORATION                                         70,913
      3,400  SKYLINE CORPORATION                                               73,737

                                                                              368,819
                                                                         ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 4.01%
      8,100  ADAC LABORATORIES+                                               111,375
      3,500  AMCAST INDUSTRIAL CORPORATION                                     32,156
      5,000  ANALOGIC CORPORATION                                             184,375
      9,800  COHERENT INCORPORATED+                                           509,600
      7,800  COHU INCORPORATED                                                325,162
      6,000  CONMED CORPORATION+                                              150,375
      5,500  COOPER COMPANIES INCORPORATED                                    177,030
      6,400  CUNO INCORPORATED+                                               173,600
      9,800  CYGNUS INCORPORATED+                                             142,100
      5,900  DATASCOPE CORPORATION                                            187,325
      5,400  DIAGNOSTIC PRODUCTS
             CORPORATION                                                      131,962
      6,800  ESTERLINE TECHNOLOGIES
             CORPORATION+                                                      88,400
     12,600  FOSSIL INCORPORATED+                                             295,312
      7,500  HANGER ORTHOPEDIC GROUP
             INCORPORATED+                                                     39,844
      6,100  HOLOGIC INCORPORATED+                                             48,419
     20,000  INPUT/OUTPUT INCORPORATED+                                       122,500
      5,100  INTERMAGNETICS GENERAL
             CORPORATION+                                                      86,700
     11,800  INVACARE CORPORATION                                             323,763
      6,400  IONICS INCORPORATED+                                             163,600
      9,600  MENTOR CORPORATION                                               259,200
      2,300  NASHUA CORPORATION+                                               19,263
      5,600  OSTEOTECH INCORPORATED+                                           74,900
     19,200  PINNACLE SYSTEMS INCORPORATED+                                   638,400
      5,900  RESMED INCORPORATED+                                             421,113
     11,500  RESPIRONICS INCORPORATED+                                        165,313
     11,900  ROPER INDUSTRIES INCORPORATED                                    403,856
      9,800  SOLA INTERNATIONAL
             INCORPORATED+                                                     60,025
      3,700  SPACELABS MEDICAL
             INCORPORATED+                                                     58,969
     18,400  SUMMIT TECHNOLOGY
             INCORPORATED+                                                    167,900
      8,800  SUNRISE MEDICAL INCORPORATED+                                     55,000
      8,000  TECHNE CORPORATION+                                              552,000
     11,600  THERAGENICS CORPORATION+                                         155,150

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS (continued)
      8,900  TRIMBLE NAVIGATION LTD.+                                    $    229,175
      6,900  WESLEY JESSEN VISIONCARE
             INCORPORATED+                                                    247,968
      8,400  X-RITE INCORPORATED                                               85,050

                                                                            6,886,880
                                                                         ------------
METAL MINING - 0.43%
      6,400  BRUSH WELLMAN INCORPORATED                                       112,800
     11,500  COEUR D'ALENE MINES
             CORPORATION+                                                      33,781
     14,900  STILLWATER MINING COMPANY+                                       596,000

                                                                              742,581
                                                                         ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.21%
     10,600  AMCOL INTERNATIONAL
             CORPORATION                                                      162,975
      7,300  FLORIDA ROCK INDUSTRIES
             INCORPORATED                                                     204,400

                                                                              367,375
                                                                         ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.28%
      6,700  CROSS (A.T.) COMPANY+                                             39,363
      7,400  JAKKS PACIFIC INCORPORATED+                                      159,563
      8,900  JAN BELL MARKETING
             INCORPORATED+                                                     25,587
      7,100  K2 INCORPORATED                                                   56,356
      6,200  LYDALL INCORPORATED+                                              54,250
      8,100  RUSS BERRIE & COMPANY
             INCORPORATED                                                     149,850

                                                                              484,969
                                                                         ------------
MISCELLANEOUS RETAIL - 0.95%
      6,500  ACTION PERFORMANCE COMPANIES
             INCORPORATED+                                                     86,530
      7,100  BOOKS-A-MILLION INCORPORATED+                                     42,600
     10,000  CASH AMERICA INTERNATIONAL
             INCORPORATED                                                     124,375
      2,200  DAMARK INTERNATIONAL
             INCORPORATEDCLASS A+                                              83,875
      7,500  HANCOCK FABRICS INCORPORATED                                      21,563
      7,000  JO-ANN STORES INCORPORATED+                                       58,625
      3,500  LILLIAN VERNON CORPORATION                                        33,250
     12,200  MICHAELS STORES INCORPORATED+                                    497,150
     12,600  SPORTS AUTHORITY INCORPORATED+                                    32,288
     13,800  ZALE CORPORATION+                                                651,188

                                                                            1,631,444
                                                                         ------------
MOTION PICTURES - 0.11%
      9,400  AVID TECHNOLOGY INCORPORATED+                                    168,025
      4,500  CARMIKE CINEMAS INCORPORATED+                                     24,469

                                                                              192,494
                                                                         ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.97%
     12,600  AMERICAN FREIGHTWAYS
             CORPORATION+                                                     188,212
      7,800  ARKANSAS BEST CORPORATION+                                        81,900
      6,400  FROZEN FOOD EXPRESS INDUSTRIES
             INCORPORATED                                                      21,600
     11,800  HEARTLAND EXPRESS
             INCORPORATED+                                                    165,753

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
      3,800  LANDSTAR SYSTEM INCORPORATED+                               $    208,050
      4,800  M.S. CARRIERS INCORPORATED+                                      112,800
     10,400  USFREIGHTWAYS CORPORATION                                        389,350
     18,700  WERNER ENTERPRISES
             INCORPORATED                                                     317,900
      9,800  YELLOW CORPORATION+                                              180,688

                                                                            1,666,253
                                                                         ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.28%
     29,500  AMERICREDIT CORPORATION+                                         481,219
                                                                         ------------
OIL & GAS EXTRACTION - 2.97%
      5,400  ATWOOD OCEANICS INCORPORATED+                                    358,087
      9,900  CABOT OIL AND GAS CORPORATION                                    178,818
      6,100  CAL DIVE INTERNATIONAL
             INCORPORATED+                                                    309,575
     19,200  CROSS TIMBERS OIL COMPANY                                        250,800
      7,400  HS RESOURCES INCORPORATED+                                       156,325
     16,400  NEWFIELD EXPLORATION COMPANY+                                    578,100
      9,000  OCEANEERING INTERNATIONAL
             INCORPORATED+                                                    168,750
      7,100  PLAINS RESOURCES INCORPORATED+                                    88,750
     15,800  POGO PRODUCING COMPANY                                           451,287
     23,800  PRIDE INTERNATIONAL
             INCORPORATED+                                                    542,938
      8,400  REMINGTON OIL & GAS
             CORPORATION+                                                      35,175
      4,400  SEACOR SMIT INCORPORATED+                                        265,650
      9,600  SEITEL INCORPORATED+                                              76,200
      4,400  ST. MARY LAND & EXPLORATION
             COMPANY                                                          131,450
      7,200  STONE ENERGY CORPORATION+                                        354,600
      5,300  TETRA TECHNOLOGIES
             INCORPORATED+                                                     70,888
     17,600  TUBOSCOPE VETCO INTERNATIONAL
             CORPORATION+                                                     299,200
     10,200  VERITAS DGC INCORPORATED+                                        286,875
     24,600  VINTAGE PETROLEUM INCORPORATED                                   495,075

                                                                            5,098,543
                                                                         ------------
PAPER & ALLIED PRODUCTS - 0.42%
     13,800  BUCKEYE TECHNOLOGIES
             INCORPORATED+                                                    243,225
      5,900  POPE & TALBOT INCORPORATED                                       108,412
      4,700  REPUBLIC GROUP INCORPORATED                                       50,525
      6,200  SCHWEITZER-MAUDUIT
             INTERNATIONAL INCORPORATED                                        80,213
     10,800  SHOREWOOD PACKAGING
             CORPORATION+                                                     231,525

                                                                              713,900
                                                                         ------------
PERSONAL SERVICES - 0.30%
      3,400  ANGELICA CORPORATION                                              33,788
      3,600  CPI CORPORATION                                                   83,925
      8,100  G & K SERVICES INCORPORATED                                      158,330
     16,100  REGIS CORPORATION                                                238,481

                                                                              514,524
                                                                         ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
      7,700  ELCOR CORPORATION                                                265,650

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
      6,100  WD-40                                                       $    128,100

                                                                              393,750
                                                                         ------------
PRIMARY METAL INDUSTRIES - 1.78%
      9,600  BELDEN INCORPORATED                                              264,000
     12,000  BIRMINGHAM STEEL CORPORATION                                      61,500
      6,600  COMMONWEALTH INDUSTRIES
             INCORPORATED                                                      59,812
     20,000  COMMSCOPE INCORPORATED+                                          912,500
      6,500  IMCO RECYCLING INCORPORATED                                       71,906
     10,000  INTERMET CORPORATION                                              91,250
     13,800  MUELLER INDUSTRIES
             INCORPORATED+                                                    419,175
      5,600  QUANEX CORPORATION                                               100,800
      8,200  RTI INTERNATIONAL METALS+                                         72,263
     18,900  STEEL DYNAMICS INCORPORATED+                                     218,531
      4,300  STEEL TECHNOLOGIES
             INCORPORATED                                                      34,131
      8,300  TEXAS INDUSTRIES INCORPORATED                                    258,338
     14,700  TREDEGAR CORPORATION                                             395,981
      5,700  WHX CORPORATION+                                                  39,188
      5,000  WOLVERINE TUBE INCORPORATED+                                      64,063

                                                                            3,063,438
                                                                         ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.32%
     14,500  BOWNE & COMPANY INCORPORATED                                     186,688
      5,600  CONSOLIDATED GRAPHICS
             INCORPORATED+                                                     71,750
     11,900  JOHN H. HARLAND COMPANY                                          160,650
      5,300  NEW ENGLAND BUSINESS SERVICE
             INCORPORATED                                                      91,425
      5,600  THOMAS NELSON INCORPORATED                                        44,450

                                                                              554,963
                                                                         ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
      8,100  TITAN INTERNATIONAL
             INCORPORATED                                                      58,219
                                                                         ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.67%
      4,900  DAIN RAUSCHER CORPORATION                                        323,093
     13,900  EATON VANCE CORPORATION                                          596,831
     11,500  MORGAN KEEGAN INCORPORATED                                       201,250
      6,700  NATIONAL DISCOUNT BROKERS
             GROUP INCORPORATED+                                              330,813
     10,400  PIONEER GROUP INCORPORATED+                                      241,800
     18,100  RAYMOND JAMES FINANCIAL
             INCORPORATED                                                     375,575
      7,000  SEI INVESTMENTS COMPANY                                          794,063

                                                                            2,863,425
                                                                         ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.77%
     28,900  GENTEX CORPORATION+                                            1,071,106
      6,300  LIBBEY INCORPORATED                                              172,463
      5,000  STANDEX INTERNATIONAL
             CORPORATION                                                       77,500

                                                                            1,321,069
                                                                         ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
TEXTILE MILL PRODUCTS - 0.26%
     10,000  CONE MILLS CORPORATION+                                     $     43,125
      4,600  DIXIE GROUP INCORPORATED                                          20,413
      7,600  GUILFORD MILLS INCORPORATED                                       58,425
     20,700  INTERFACE INCORPORATED                                            87,975
      3,000  OXFORD INDUSTRIES INCORPORATED                                    54,375
      9,300  TRIARC COMPANIES INCORPORATED+                                   186,000

                                                                              450,313
                                                                         ------------
TRANSPORTATION BY AIR - 0.69%
      7,300  ATLANTIC COAST AIRLINES
             HOLDINGS+                                                        188,887
     11,400  EGL INCORPORATED+                                                266,475
     13,500  MESA AIR GROUP INCORPORATED+                                      84,375
      5,600  MIDWEST EXPRESS HOLDINGS
             INCORPORATED+                                                    143,500
      8,300  OFFSHORE LOGISTICS
             INCORPORATED+                                                    115,163
      9,700  SKYWEST INCORPORATED                                             379,513

                                                                            1,177,913
                                                                         ------------
TRANSPORTATION EQUIPMENT - 1.76%
      9,200  A. O. SMITH CORPORATION                                          165,600
     10,700  AAR CORPORATION                                                  178,556
      9,900  ARTIC CAT INCORPORATED                                           101,475
      9,800  BE AEROSPACE INCORPORATED+                                        57,575
      9,500  CLARCOR INCORPORATED                                             168,625
      6,200  COACHMEN INDUSTRIES
             INCORPORATED                                                      85,638
     12,900  FLEETWOOD ENTERPRISES
             INCORPORATED                                                     190,275
     15,700  FRIEDE GOLDMAN HALTER
             INCORPORATED+                                                    107,938
     16,500  GENCORP INCORPORATED                                             127,875
      8,400  GROUP 1 AUTOMOTIVE
             INCORPORATED+                                                     97,650
      4,000  HUFFY CORPORATION                                                 17,500
     17,500  JLG INDUSTRIES INCORPORATED                                      159,688
      8,800  KROLL-O'GARA COMPANY+                                             96,250
      7,400  MONACO COACH CORPORATION+                                        140,600
     14,700  ORBITAL SCIENCES CORPORATION+                                    220,500
      9,600  POLARIS INDUSTRIES
             INCORPORATED                                                     289,200
      8,300  REGAL-BELOIT CORPORATION                                         145,250
      7,100  SIMPSON INDUSTRIES
             INCORPORATED                                                      69,669
      4,900  SPARTAN MOTORS INCORPORATED                                       20,213
      5,100  STANDARD MOTOR PRODUCTS
             INCORPORATED                                                      75,863
     13,300  TENNECO AUTOMOTIVE
             INCORPORATED                                                     105,568
      4,800  THOR INDUSTRIES INCORPORATED                                     116,700
      9,100  WABASH NATIONAL CORPORATION                                      126,830
      8,600  WINNEBAGO INDUSTRIES
             INCORPORATED                                                     155,337

                                                                            3,020,375
                                                                         ------------
TRANSPORTATION SERVICES - 0.65%
      6,800  CIRCLE INTERNATIONAL GROUP
             INCORPORATED                                                     176,800
     19,900  EXPEDITORS INTERNATIONAL OF
             WASHINGTON INCORPORATED                                          791,025

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
TRANSPORTATION SERVICES (continued)
     14,400  FRITZ COMPANIES INCORPORATED+                               $    145,800

                                                                            1,113,625
                                                                         ------------
WATER TRANSPORTATION - 0.11%
      9,700  KIRBY CORPORATION+                                               191,575
                                                                         ------------
WHOLESALE TRADE -- DURABLE GOODS - 2.24%
      8,200  APPLIED INDUSTRIAL
             TECHNOLOGIES INCORPORATED                                        131,200
      5,900  AVIATION SALES COMPANY+                                           37,244
      7,500  BARNES GROUP INCORPORATED                                        108,750
      5,000  BUILDING MATERIALS HOLDING
             CORPORATION+                                                      45,313
      5,500  CASTLE (A.M.) & COMPANY                                           68,750
      5,700  COMMERCIAL METALS COMPANY                                        157,463
      6,800  DEPARTMENT 56 INCORPORATED+                                      100,725
      5,900  DIGI INTERNATIONAL
             INCORPORATED+                                                     54,575
     19,200  HA-LO INDUSTRIES INCORPORATED+                                   151,200
      9,300  HUGHES SUPPLY INCORPORATED                                       144,150
     10,200  INSIGHT ENTERPRISES
             INCORPORATED+                                                    371,663
      9,200  KAMAN CORPORATION CLASS A                                         89,700
     11,100  KENT ELECTRONICS CORPORATION+                                    323,981
      4,100  LAWSON PRODUCTS INCORPORATED                                      97,631
     17,600  MASCOTECH INCORPORATED                                           206,800
     12,900  OWENS & MINOR INCORPORATED
             HOLDING COMPANY                                                  137,063
     13,300  PATTERSON DENTAL COMPANY+                                        508,725
     10,700  PIONEER-STANDARD ELECTRONICS
             INCORPORATED                                                     168,525
     11,000  RELIANCE STEEL & ALUMINUM
             COMPANY                                                          246,125
      4,700  SIMPSON MANUFACTURING COMPANY
             INCORPORATED+                                                    185,650
      7,600  SPECIALTY EQUIPMENT COMPANIES
             INCORPORATED+                                                    157,700
      8,300  TBC CORPORATION+                                                  42,018
      8,000  UNIVERSAL FOREST PRODUCTS
             INCORPORATED                                                      99,000
      4,900  VITAL SIGNS INCORPORATED                                         112,393
      7,400  WYNN'S INTERNATIONAL
             INCORPORATED                                                     102,212

                                                                            3,848,556
                                                                         ------------
WHOLESALE TRADE -- NONDURABLE GOODS - 1.82%
     12,800  BARRETT RESOURCES CORPORATION+                                   381,600
     13,300  BINDLEY WESTERN INDUSTRIES
             INCORPORATED                                                     180,381
     10,000  CARAUSTAR INDUSTRIES
             INCORPORATED                                                     141,250
     17,500  DIMON INCORPORATED                                                41,563
      5,300  ENESCO GROUP INCORPORATED                                         37,431
     15,300  FLEMING COS. INCORPORATED                                        230,456
      7,200  HAIN FOOD GROUP INCORPORATED+                                    203,850
     16,500  MEN'S WEARHOUSE INCORPORATED+                                    488,813
      7,900  MYERS INDUSTRIES INCORPORATED                                     94,800
      4,500  NASH-FINCH COMPANY                                                36,563
      5,600  PERFORMANCE FOOD GROUP
             COMPANY+                                                         122,500
      8,600  PRIORITY HEALTHCARE
             CORPORATION+                                                     432,150

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                  VALUE
WHOLESALE TRADE -- NONDURABLE GOODS (continued)
     17,600  STRIDE RITE CORPORATION                                     $    141,900
      7,200  UNITED NATURAL FOODS
             INCORPORATED+                                                    108,000
     13,400  UNITED STATIONERS
             INCORPORATED+                                                    478,212

                                                                            3,119,469
                                                                         ------------

                                                                          155,953,270
TOTAL COMMON STOCK (COST $145,391,293)
                                                                         ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 8.65%
REPURCHASE AGREEMENTS - 8.12%
$13,941,928  GOLDMAN SACHS POOLED
             REPURCHASE AGREEMENT - 102%
             COLLATEERALIZED BY U.S.
             GOVERNMENT SECURITIES                    6.35%   04/03/00       13,941,928
U.S. TREASURY BILLS - 0.53%
    390,000  U.S. TREASURY BILLS                      4.66{::}   04/27/00       388,470
    495,000  U.S. TREASURY BILLS                      4.70{::}   04/27/00       493,060
     15,000  U.S. TREASURY BILLS                      5.13{::}   04/27/00        14,941
     20,000  U.S. TREASURY BILLS                      5.08{::}   04/27/00        19,922

                                                                                916,393
                                                                           ------------

                                                                             14,858,321
TOTAL SHORT-TERM INSTRUMENTS (COST
$14,911,066)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $160,302,359)*                        99.48% $170,811,591
OTHER ASSETS AND LIABILITIES, NET            0.52       896,902
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $171,708,493
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $41,556,911
GROSS UNREALIZED DEPRECIATION                       (31,047,679)
                                                    -----------
NET UNREALIZED APPRECIATION                         $10,509,232

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMON STOCK - 93.75%
AMUSEMENT & RECREATION SERVICES - 1.09%
    222,300  WMS INDUSTRIES INCORPORATED+                         $  2,195,213
                                                                  ------------
APPAREL & ACCESSORY STORES - 4.45%
    128,100  HOT TOPIC INCORPORATED+                                 4,483,500
     76,110  TALBOTS INCORPORATED                                    4,480,976

                                                                     8,964,476
                                                                  ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.50%
    138,000  AVIS GROUP HOLDINGS
             INCORPORATED+                                           2,432,250
    151,710  DOLLAR THRIFTY AUTOMOTIVE
             GROUP INCORPORATED+                                     2,607,516

                                                                     5,039,766
                                                                  ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.31%
     48,820  NVR INCORPORATED+                                       2,636,280
                                                                  ------------
BUSINESS SERVICES - 1.67%
     55,840  KRONOS INCORPORATED+                                    1,654,260
     95,595  THQ INCORPORATED+                                       1,708,761

                                                                     3,363,021
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 3.94%
     81,600  ALPHARMA INCORPORATED                                   2,998,800
     78,187  JONES PHARMA INCORPORATED                               2,374,930
    187,300  NBTY INCORPORATED+                                      2,563,669

                                                                     7,937,399
                                                                  ------------
COMMUNICATIONS - 1.88%
    162,320  LIGHTBRIDGE INCORPORATED+                               3,794,230
                                                                  ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 4.88%
    136,200  INSITUFORM TECHNOLOGIES -
             CLASS A+                                                4,171,125
     93,130  QUANTA SERVICES INCORPORATED+                           5,651,826

                                                                     9,822,951
                                                                  ------------
DEPOSITORY INSTITUTIONS - 4.60%
     70,700  GREATER BAY BANCORP                                     2,845,675
     51,290  SILICON VALLEY BANCSHARES+                              3,686,469
    160,000  STATEN ISLAND BANCORP
             INCORPORATED                                            2,740,000

                                                                     9,272,144
                                                                  ------------
EATING & DRINKING PLACES - 5.49%
    111,000  APPLEBEE'S INTERNATIONAL
             INCORPORATED                                            3,121,875
    123,760  JACK IN THE BOX INCORPORATED+                           2,637,635
    139,900  RARE HOSPITALITY INTERNATIONAL
             INCORPORATED+                                           2,719,306
     94,425  SONIC CORPORATION+                                      2,573,081

                                                                    11,051,897
                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 14.65%
     73,600  C&D TECHNOLOGIES INCORPORATED                           4,342,400

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    127,370  CABLE DESIGN TECHNOLOGIES
             CORPORATION+                                         $  4,322,619
     95,650  DAVOX CORPORATION+                                      2,558,638
     47,830  ELECTRO SCIENTIFIC INDUSTRIES
             INCORPORATED+                                           2,774,140
    135,500  LITTELFUSE INCORPORATED+                                4,971,155
     65,794  SALTON INCORPORATED+                                    2,853,815
     65,000  TECHNITROL INCORPORATED                                 3,786,250
     65,000  THREE-FIVE SYSTEMS
             INCORPORATED+                                           3,900,000

                                                                    29,509,017
                                                                  ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.22%
     71,200  BALL CORPORATION                                        2,460,850
                                                                  ------------
FOOD & KINDRED PRODUCTS - 1.24%
     48,930  CANANDAIGUA BRANDS
             INCORPORATED+                                           2,495,430
                                                                  ------------
FURNITURE & FIXTURES - 0.98%
    128,030  LA-Z-BOY INCORPORATED                                   1,968,461
                                                                  ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.82%
     77,200  AFFILIATED MANAGERS GROUP
             INCORPORATED+                                           3,667,000
                                                                  ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.52%
    160,500  ELECTRONICS BOUTIQUE HOLDINGS
             CORPORATION+                                            3,069,563
                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.40%
    110,000  ANIXTER INTERNATIONAL
             INCORPORATED+                                           3,066,250
    142,650  APPLIED SCIENCE & TECHNOLOGY
             INCORPORATED+                                           4,315,163
     95,370  ELECTROGLAS INCORPORATED+                               3,266,423
    119,300  IN FOCUS SYSTEMS INCORPORATED+                          4,272,430

                                                                    14,920,266
                                                                  ------------
INSURANCE CARRIERS - 1.74%
    108,450  MONY GROUP INCORPORATED                                 3,504,291
                                                                  ------------
LEATHER & LEATHER PRODUCTS - 1.57%
    241,040  GENESCO INCORPORATED+                                   3,163,650
                                                                  ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 7.60%
     49,680  ORBOTECH LIMITED+                                       4,222,800
    126,560  PINNACLE SYSTEMS INCORPORATED+                          4,208,120
    117,230  POLYMEDICA CORPORATION+                                 6,887,262

                                                                    15,318,182
                                                                  ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.58%
    147,870  JAKKS PACIFIC INCORPORATED+                             3,188,447
                                                                  ------------
MISCELLANEOUS RETAIL - 1.98%
     97,930  MICHAELS STORES INCORPORATED+                           3,990,648
                                                                  ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.97%
    131,004  AMERICAN FREIGHTWAYS
             CORPORATION+                                            1,956,872
                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 3.33%
    176,600  AMERICREDIT CORPORATION+                             $  2,880,788
     98,600  METRIS COMPANIES INCORPORATED                           3,833,075

                                                                     6,713,863
                                                                  ------------
OIL & GAS EXTRACTION - 2.12%
    212,260  VINTAGE PETROLEUM INCORPORATED                          4,271,733
                                                                  ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.69%
     99,030  SPARTECH CORPORATION                                    3,404,156
                                                                  ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.62%
     75,280  SOUTHWEST SECURITIES GROUP
             INCORPORATED                                            3,269,975
                                                                  ------------
TRANSPORTATION EQUIPMENT - 2.24%
     96,430  MONACO COACH CORPORATION+                               1,832,170
    148,020  WINNEBAGO INDUSTRIES
             INCORPORATED                                            2,673,611

                                                                     4,505,781
                                                                  ------------
WHOLESALE TRADE -- DURABLE GOODS - 1.45%
     80,300  INSIGHT ENTERPRISES
             INCORPORATED+                                           2,925,931
                                                                  ------------
WHOLESALE TRADE -- NONDURABLE GOODS - 5.22%
     87,000  KENNETH COLE PRODUCTIONS
             INCORPORATED+                                           3,414,750
    127,710  MEN'S WEARHOUSE INCORPORATED+                           3,783,409
     93,143  UNITED STATIONERS
             INCORPORATED+                                           3,324,041

                                                                    10,522,200
                                                                  ------------

                                                                   188,903,693
TOTAL COMMON STOCK (COST $148,960,358)
                                                                  ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 6.29%
REPURCHASE AGREEMENTS - 6.29%
$12,675,610  CREDIT SUISSE FIRST BOSTON
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY
             U.S. GOVERNMENT SECURITIES           6.22%       04/03/00       12,675,610

                                                                             12,675,610
TOTAL SHORT-TERM INSTRUMENTS (COST
$12,675,610)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $161,635,968)*                       100.04% $201,579,303
OTHER ASSETS AND LIABILITIES, NET           (0.04)      (81,141)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $201,498,162
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:


GROSS UNREALIZED APPRECIATION                       $45,899,650
GROSS UNREALIZED DEPRECIATION                       (5,956,315)
                                                    ----------
NET UNREALIZED APPRECIATION                         $39,943,335

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMON STOCK - 98.31%
APPAREL & ACCESSORY STORES - 0.25%
     54,600  PACIFIC SUNWEAR OF CALIFORNIA
             INCORPORATED+                                        $  2,102,100
                                                                  ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.25%
    175,300  WARNACO GROUP INCORPORATED                              2,070,731
                                                                  ------------
AUTO PARTS & EQUIPMENT - 0.03%
     14,600  DURA AUTOMOTIVE SYSTEMS
             INCORPORATED+                                             250,938
                                                                  ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.31%
    147,500  COPART INCORPORATED+                                    2,581,250
                                                                  ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
    113,700  DEL WEBB CORPORATION+                                   1,684,181
                                                                  ------------
BUSINESS SERVICES - 11.49%
    405,000  AUTODESK INCORPORATED                                  18,427,500
    307,700  AVANT! CORPORATION+                                     3,846,250
    214,700  AWARE INCORPORATED+                                     8,614,837
    100,300  COGNEX CORPORATION+                                     5,786,056
    202,700  CSG SYSTEMS INTERNATIONAL
             INCORPORATED+                                           9,894,293
    279,900  ELOYALTY CORPORATION+                                   6,682,613
    311,000  GENERAL MAGIC INCORPORATED+                             2,779,563
    812,050  INFORMIX CORPORATION+                                  13,754,096
    378,700  MENTOR GRAPHICS CORPORATION+                            5,727,838
    561,200  MODIS PROFESSIONAL SERVICES
             INCORPORATED+                                           6,944,850
    151,600  NETZERO INCORPORATED+                                   2,311,900
    290,300  PROGRESS SOFTWARE CORPORATION+                          6,803,905
    506,200  ROMAC INTERNATIONAL
             INCORPORATED+                                           4,587,438
      7,500  VALUECLICK INCORPORATED+                                  157,031

                                                                    96,318,170
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 14.55%
     72,000  ALKERMES INCORPORATED+                                  6,660,000
    113,700  ANTIGENICS INCORPORATED+                                2,316,638
    203,400  BARR LABORATORIES
             INCORPORATED+                                           8,542,800
    253,700  BIOVAIL CORPORATION
             INTERNATIONAL+                                         11,242,080
    106,500  COR THERAPEUTICS INCORPORATED+                          7,020,682
    202,600  CUBIST PHARMACEUTICALS
             INCORPORATED+                                           8,483,875
    303,800  GENZYME CORPORATION+                                   15,227,975
    230,300  GUILFORD PHARMACEUTICALS
             INCORPORATED+                                           5,354,475
    312,500  INTERMUNE PHARMACEUTICALS
             INCORPORATED+                                           6,230,469
    398,700  IVAX CORPORATION+                                      10,864,575
    539,000  MYLAN LABORATORIES INC.                                14,822,500
    129,500  NEUROCRINE BIOSCIENCES
             INCORPORATED+                                           3,010,875
    103,300  REXALL SUNDOWN INCORPORATED+                            1,459,113
    366,300  TEVA PHARMACEUTICAL INDUSTRIES
             LIMITED ADR                                            13,667,568
    449,900  TRIANGLE PHARMACEUTICALS
             INCORPORATED+                                           7,085,925

                                                                   121,989,550
                                                                  ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
COMMUNICATIONS - 5.01%
     31,000  ADTRAN INCORPORATED+                                 $  1,842,563
     60,200  INSIGHT COMMUNICATIONS COMPANY
             INCORPORATED+                                           1,241,625
    313,600  ITC DELTACOM INCORPORATED+                             11,172,000
     76,000  MASTEC INCORPORATED+                                    6,764,000
    121,600  NET2000 COMMUNICATIONS
             INCORPORATED+                                           2,888,000
    232,800  RHYTHMS NETCONNECTIONS
             INCORPORATED+                                           8,569,950
    336,900  SPECTRASITE HOLDINGS
             INCORPORATED+                                           9,538,481

                                                                    42,016,619
                                                                  ------------
DEPOSITORY INSTITUTIONS - 2.97%
    327,700  AMERICAN FINANCIAL HOLDINGS
             INCORPORATED+                                           3,952,881
    677,700  ROSLYN BANCORP INCORPORATED                            12,071,531
    323,400  UNIONBANCAL CORPORATION                                 8,913,713

                                                                    24,938,125
                                                                  ------------
EATING & DRINKING PLACES - 1.38%
    343,400  JACK IN THE BOX INCORPORATED+                           7,318,713
    241,200  RUBY TUESDAY INCORPORATED                               4,221,000

                                                                    11,539,713
                                                                  ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.59%
    110,500  INDEPENDENT ENERGY HOLDINGS
             PLC ADR+                                                4,958,688
                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 15.54%
    187,100  ANTEC CORPORATION+                                      8,384,418
    164,700  ASPECT COMMUNICATIONS
             CORPORATION+                                            6,104,193
    174,400  ATMEL CORPORATION+                                      9,003,400
     35,400  COPPER MOUNTAIN NETWORKS
             INCORPORATED+                                           2,900,588
    192,800  DIGITAL MICROWAVE CORPORATION+                          6,531,100
    240,000  FAIRCHILD SEMICONDUCTOR
             CORPORATION+                                            8,760,000
    246,600  FSI INTERNATIONAL
             INCORPORATED+                                           5,055,300
    416,000  GENERAL SEMICONDUCTOR
             INCORPORATED+                                           7,176,000
    266,200  INTEGRATED DEVICE TECHNOLOGY
             INCORPORATED+                                          10,548,174
    128,600  LATTICE SEMICONDUCTOR
             CORPORATION+                                            8,704,613
    149,900  MATTSON TECHNOLOGY
             INCORPORATED+                                           6,389,488
    197,000  OPTIMAL ROBOTICS CORPORATION+                           9,259,000
    250,200  P-COM INCORPORATED+                                     4,628,700
     79,700  PHOTRONICS INCORPORATED+                                2,814,406
     86,800  PLEXUS CORPORATION+                                     5,783,050
    231,400  REMEC INCORPORATED+                                    11,685,700
    126,600  TEKELEC+                                                4,700,024
     55,800  VARIAN SEMICONDUCTOR EQUIPMENT
             ASSOCIATES INCORPORATED+                                3,550,275
    537,500  VIASYSTEMS GROUP INCORPORATED+                          8,331,250

                                                                   130,309,679
                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.60%
    235,700  CEPHALON INCORPORATED+                                  8,838,750
     64,800  GENE LOGIC INCORPORATED+                                2,725,650

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
    136,100  UNITEDGLOBALCOM INCORPORATED+                        $ 10,216,006

                                                                    21,780,406
                                                                  ------------
FOOD & KINDRED PRODUCTS - 0.67%
    227,400  AMERICAN ITALIAN PASTA
             COMPANY+                                                5,599,725
                                                                  ------------
FOOD STORES - 1.57%
    317,300  WHOLE FOODS MARKET
             INCORPORATED+                                          13,148,119
                                                                  ------------
HEALTH SERVICES - 3.42%
    462,000  HEALTH MANAGEMENT ASSOCIATES
             INCORPORATED+                                           6,583,500
    318,500  LINCARE HOLDINGS INCORPORATED+                          9,037,437
    248,300  ORTHODONTIC CENTERS OF AMERICA
             INCORPORATED+                                           4,655,625
    388,200  RENAL CARE GROUP INCORPORATED+                          8,419,088

                                                                    28,695,650
                                                                  ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.71%
    173,200  LINENS 'N THINGS INCORORATED+                           5,932,100
                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.17%
    132,900  CYBEX COMPUTER PRODUCTS
             CORPORATION+                                            5,000,363
    215,500  ELECTROGLAS INCORPORATED+                               7,380,875
    298,400  HARRIS CORPORATION                                     10,313,450
    146,900  KULICKE AND SOFFA INDUSTRIES
             INCORPORATED+                                           9,410,781
     12,800  NATCO GROUP INCORPORATED+                                 134,400
    264,000  PENTAIR INCORPORATED                                    9,784,500
    150,000  T/R SYSTEMS INCORPORATED+                               3,337,500
    139,500  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                           6,364,686

                                                                    51,726,555
                                                                  ------------
INSURANCE CARRIERS - 3.13%
    274,700  ANNUITY & LIFE RE (HOLDINGS)
             LIMITED+                                                7,142,200
    241,200  EVEREST RE GROUP LIMITED                                7,869,150
    236,500  RADIAN GROUP INCORPORATED                              11,263,313

                                                                    26,274,663
                                                                  ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.19%
    719,700  LOUISIANA-PACIFIC CORPORATION                           9,985,838
                                                                  ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.85%
     66,100  ANAREN MIRCROWAVE
             INCORPORATED+                                           6,337,337
    124,200  COOPER COMPANIES INCORPORATED                           3,997,688
     94,400  CYMER INCORPORATED+                                     4,720,000
    220,300  HAEMONETICS CORPORATION+                                4,956,750
    134,600  LTX CORPORATION+                                        6,082,238
     73,000  ORBOTECH LIMITED+                                       6,205,000

                                                                    32,299,013
                                                                  ------------
MISCELLANEOUS RETAIL - 5.02%
    638,600  BORDERS GROUP INCORPORATED+                            10,975,938

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
MISCELLANEOUS RETAIL (continued)
    259,500  MICHAELS STORES INCORPORATED+                        $ 10,574,625
    891,400  OFFICE DEPOT INCORPORATED+                             10,306,813
    169,700  STAMPS.COM INCORPORATED+                                3,277,331
    210,700  TECH DATA CORPORATION+                                  6,926,762

                                                                    42,061,469
                                                                  ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.52%
    252,975  SWIFT TRANSPORTATION COMPANY
             INCORPORATED+                                           5,185,988
    200,800  USFREIGHTWAYS CORPORATION                               7,517,450

                                                                    12,703,438
                                                                  ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.55%
    201,100  HELLER FINANCIAL INCORPORATED                           4,650,438
                                                                  ------------
OIL & GAS EXTRACTION - 5.34%
    200,000  DEVON ENERGY CORPORATION                                9,712,500
    381,600  PRECISION DRILLING
             CORPORATION+                                           12,735,900
    263,900  SANTA FE INTERNATIONAL
             CORPORATION                                             9,764,300
    224,000  SPINNAKER EXPLORATION COMPANY+                          5,096,000
    235,400  TIDEWATER INCORPORATED                                  7,488,663

                                                                    44,797,363
                                                                  ------------
PAPER & ALLIED PRODUCTS - 0.71%
    563,500  PACKAGING CORPORATION OF
             AMERICA+                                                5,916,750
                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.83%
    225,900  VALERO ENERGY CORPORATION                               6,918,188
                                                                  ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.63%
    125,000  HOUGHTON MIFFLIN COMPANY                                5,304,688
                                                                  ------------
REAL ESTATE - 0.79%
     79,100  INTRAWEST CORPORATION                                   1,334,813
    187,800  NEWHALL LAND & FARMING COMPANY                          5,305,350

                                                                     6,640,163
                                                                  ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.69%
     88,100  DAIN RAUSCHER CORPORATION                               5,809,094
                                                                  ------------
TRANSPORTATION BY AIR - 0.71%
    152,900  SKYWEST INCORPORATED                                    5,982,213
                                                                  ------------
TRANSPORTATION EQUIPMENT - 0.66%
    178,500  OSHKOSH TRUCK CORPORATION                               5,544,656
                                                                  ------------
WHOLESALE TRADE -- DURABLE GOODS - 4.98%
    192,400  ACT MANUFACTURING
             INCORPORATED+                                          10,762,375
    590,400  INGRAM MICRO INCORPORATED+                              9,077,400
     27,700  PATTERSON DENTAL COMPANY+                               1,059,525
    512,900  SYBRON INTERNATIONAL
             CORPORATION+                                           14,874,100

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE
WHOLESALE TRADE -- DURABLE GOODS (continued)
    366,300  TOWER AUTOMOTIVE INCORPORATED+                       $  5,998,163

                                                                    41,771,563
                                                                  ------------

                                                                   824,301,836
TOTAL COMMON STOCK (COST $646,566,458)
                                                                  ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 2.39%
REPURCHASE AGREEMENTS - 2.39%
$20,029,571  CREDIT SUISSE FIRST BOSTON
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.22%       04/03/00       20,029,571

                                                                             20,029,571
TOTAL SHORT-TERM INSTRUMENTS (COST
$20,029,571)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $666,596,029)*                       100.70% $844,331,407
OTHER ASSETS AND LIABILITIES, NET           (0.70)  ( 5,848,442)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $838,482,965
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $205,891,343
GROSS UNREALIZED DEPRECIATION                       (28,155,965)
                                                    -----------
NET UNREALIZED APPRECIATION                         $177,735,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                           VALUE
COMMON STOCK - 97.25%
AMUSEMENT & RECREATION SERVICES - 2.11%
   151,619  ARGOSY GAMING COMPANY+                               $  2,160,571
    84,800  PINNACLE ENTERTAINMENT
            INCORPORATED+                                           1,722,500

                                                                    3,883,071
                                                                 ------------
APPAREL & ACCESSORY STORES - 0.88%
    43,000  AMERICAN EAGLE OUTFITTERS
            INCORPORATED+                                           1,631,313
                                                                 ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
1.78%
   225,462  PHILLIPS-VAN HEUSEN
            CORPORATION                                             1,733,239
   126,864  TROPICAL SPORTSWEAR
            INTERNATIONAL CORPORATION                               1,554,084

                                                                    3,287,323
                                                                 ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.66%
   178,556  DOLLAR THRIFTY AUTOMOTIVE
            GROUP INCORPORATED+                                     3,068,931
                                                                 ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS & OPERATIVE BUILDERS - 3.63%
   132,380  D.R. HORTON INCORPORATED                                1,729,214
    89,900  LENNAR CORPORATION                                      1,949,706
    77,471  M.D.C. HOLDINGS INCORPORATED                            1,389,636
   163,300  STANDARD PACIFIC CORPORATION                            1,633,000

                                                                    6,701,556
                                                                 ------------
BUSINESS SERVICES - 2.90%
    60,515  MENTOR GRAPHICS CORPORATION+                              915,289
    84,862  MIDWAY GAMES INCORPORATED+                              1,124,422
    78,930  NCO GROUP INCORPORATED+                                 2,520,827
    43,853  THQ INCORPORATED+                                         783,872

                                                                    5,344,410
                                                                 ------------
CHEMICALS & ALLIED PRODUCTS - 3.65%
   204,000  AGRIUM INCORPORATED                                     1,644,750
   198,500  CK WITCO CORPORATION                                    2,022,219
   100,100  CYTEC INDUSTRIES INCORPORATED+                          3,065,562

                                                                    6,732,531
                                                                 ------------
DEPOSITORY INSTITUTIONS - 9.31%
    49,293  ANDOVER BANCORP INCORPORATED                            1,407,931
    68,800  ASTORIA FINANCIAL CORPORATION                           1,952,200
    50,685  BANK UNITED CORPORATION                                 1,599,745
    71,365  BANKNORTH GROUP INCORPORATED                            1,913,474
    44,794  CENTURA BANKS INCORPORATED                              2,052,125
   119,875  COMMERCIAL FEDERAL CORPORATION                          1,992,922
    67,549  FIRST REPUBLIC BANK+                                    1,338,315
    93,567  FIRSTFED FINANCIAL
            CORPORATION+                                            1,239,763
    64,868  INTERWEST BANCORP INCORPORATED                            891,935
    65,500  PFF BANCORP INCORPORATED                                1,015,250

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
    76,375  WEBSTER FINANCIAL CORPORATION                        $  1,756,625

                                                                   17,160,285
                                                                 ------------
EATING & DRINKING PLACES - 1.20%
    66,905  PAPA JOHN'S INTERNATIONAL
            INCORPORATED+                                           2,207,865
                                                                 ------------
ELECTRIC, GAS & SANITARY SERVICES - 5.14%
   145,120  CENTRAL VERMONT PUBLIC SERVICE                          1,514,690
   254,171  EL PASO ELECTRIC COMPANY+                               2,637,024
   110,409  ENERGEN CORPORATION                                     1,759,644
    63,400  RGS ENERGY GROUP INCORPORATED                           1,347,250
    85,225  WPS RESOURCES CORPORATION                               2,210,523

                                                                    9,469,131
                                                                 ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 9.92%
    40,400  3DFX INTERACTIVE INCORPORATED+                            482,275
    25,419  ACTEL CORPORATION+                                        907,141
    47,843  ARTESYN TECHNOLOGIES
            INCORPORATED                                              906,027
    71,037  BENCHMARK ELECTRONICS
            INCORPORATED+                                           2,628,369
    15,254  CTS CORPORATION                                           869,478
    32,313  DUPONT PHOTOMASKS
            INCORPORATED+                                           1,872,134
    66,852  ESS TECHNOLOGY INCORPORATED+                            1,169,910
    41,000  HARMAN INTERNATIONAL
            INDUSTRIES INCORPORATED                                 2,460,000
    23,700  IMATION CORPORATION+                                      632,494
    33,372  MICROSEMI CORPORATION+                                  1,142,991
    36,575  PARK ELECTROCHEMICAL
            CORPORATION                                               896,087
   106,670  SEMX CORPORATION+                                       1,120,035
   127,100  STONERIDGE INCORPORATED+                                1,461,650
    29,969  TECHNITROL INCORPORATED                                 1,745,694

                                                                   18,294,285
                                                                 ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
2.26%
   269,369  GRIFFON CORPORATION+                                    2,104,445
   125,650  TOWER AUTOMOTIVE INCORPORATED+                          2,057,519

                                                                    4,161,964
                                                                 ------------
FOOD & KINDRED PRODUCTS - 1.47%
   178,121  FLOWERS INDUSTRIES
            INCORPORATED                                            2,705,213
                                                                 ------------
GENERAL MERCHANDISE STORES - 1.21%
    90,670  AMES DEPARTMENT STORES
            INCORPORATED+                                           2,227,082
                                                                 ------------
HEALTH SERVICES - 1.42%
   208,300  BEVERLY ENTERPRISES
            INCORPORATED+                                             768,106
    75,123  REHABCARE GROUP INCORPORATED+                           1,854,599

                                                                    2,622,705
                                                                 ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.41%
    61,980  NSTAR                                                   2,603,160
                                                                 ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                           VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.01%
    54,400  LINENS 'N THINGS INCORPORATED+                       $  1,863,200
                                                                 ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.71%
   296,808  BOYD GAMING CORPORATION+                                1,465,490
   134,395  ISLE OF CAPRI CASINOS
            INCORPORATED+                                           1,679,937

                                                                    3,145,427
                                                                 ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.04%
    44,550  NORTEK INCORPORATED+                                      985,669
   127,440  TEREX CORPORATION+                                      1,831,950
   100,100  TRACTOR SUPPLY COMPANY+                                 2,052,050
    19,800  XIRCOM INCORPORATED+                                      732,600

                                                                    5,602,269
                                                                 ------------
INSURANCE CARRIERS - 6.41%
    70,100  BERKLEY (W.R.) CORPORATION                              1,616,681
    69,000  FARM FAMILY HOLDINGS
            INCORPORATED+                                           2,052,750
   118,978  HARLEYSVILLE GROUP
            INCORPORATED                                            1,725,181
   143,300  HCC INSURANCE HOLDINGS
            INCORPORATED                                            1,898,726
   133,945  MIIX GROUP INCORPORATED                                 1,866,858
    82,020  MONY GROUP INCORPORATED                                 2,650,271

                                                                   11,810,467
                                                                 ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.60%
    71,275  CONMED CORPORATION+                                     1,786,330
   106,132  COOPER COMPANIES INCORPORATED                           3,416,123
    25,639  TEKTRONIX INCORPORATED                                  1,435,784

                                                                    6,638,237
                                                                 ------------
MISCELLANEOUS RETAIL - 1.20%
   340,000  OFFICEMAX INCORPORATED+                                 2,210,000
                                                                 ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.80%
    93,426  COVENANT TRANSPORTATION
            INCORPORATED+                                           1,483,138
                                                                 ------------
OIL & GAS EXTRACTION - 5.05%
   105,706  PRIDE INTERNATIONAL
            INCORPORATED+                                           2,411,418
    34,700  SEACOR SMIT INCORPORATED+                               2,095,013
   143,775  SWIFT ENERGY COMPANY+                                   2,569,978
    70,000  TIDEWATER INCORPORATED                                  2,226,875

                                                                    9,303,284
                                                                 ------------
PAPER & ALLIED PRODUCTS - 1.11%
   158,645  FIBERMARK INCORPORATED+                                 2,052,470
                                                                 ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.91%
   146,450  TESORO PETROLEUM CORPORATION+                           1,684,175
                                                                 ------------
PRIMARY METAL INDUSTRIES - 3.27%
   133,700  AK STEEL HOLDING CORPORATION                            1,387,137

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)           CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                           VALUE
PRIMARY METAL INDUSTRIES (continued)
    98,774  CHASE INDUSTRIES INCORPORATED+                       $    864,273
   269,058  NATIONAL STEEL CORPORATION                              1,984,302
    57,500  TEXAS INDUSTRIES INCORPORATED                           1,789,688

                                                                    6,025,400
                                                                 ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.12%
   238,340  MAIL-WELL INCORPORATED+                                 2,070,579
                                                                 ------------
REAL ESTATE INVESTMENT TRUST - 10.31%
    85,250  ARDEN REALTY INCORPORATED                               1,779,594
   111,597  BRANDYWINE REALTY TRUST                                 1,911,098
    62,000  FIRST INDUSTRIAL REALTY TRUST
            INCORPORATED                                            1,689,500
   101,000  FRANCHISE FINANCE CORPORATION
            OF AMERICA                                              2,348,250
   142,450  GLENBOROUGH REALTY TRUST
            INCORPORATED                                            2,065,525
   114,510  HEALTHCARE REALTY TRUST
            INCORPORATED                                            1,918,042
    77,100  HIGHWOODS PROPERTIES
            INCORPORATED                                            1,638,375
    87,800  PRENTISS PROPERTIES TRUST                               1,959,038
    64,824  STORAGE USA INCORPORATED                                1,985,235
   221,310  WINSTON HOTELS INCORPORATED                             1,715,153

                                                                   19,009,810
                                                                 ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.63%
    26,800  SOUTHWEST SECURITIES GROUP
            INCORPORATED                                            1,164,125
                                                                 ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.21%
    37,900  SOUTHDOWN INCORPORATED                                  2,236,100
                                                                 ------------
TRANSPORTATION BY AIR - 0.90%
    55,500  ALASKA AIR GROUP INCORPORATED+                          1,668,469
                                                                 ------------
TRANSPORTATION EQUIPMENT - 0.99%
    60,361  NEWPORT NEWS SHIPBUILDING
            INCORPORATED                                            1,825,920
                                                                 ------------
WHOLESALE TRADE -- DURABLE GOODS - 1.19%
    47,740  BORG-WARNER AUTOMOTIVE
            INCORPORATED                                            1,879,763
    14,312  PERFORMANCE FOOD GROUP
            COMPANY+                                                  313,074

                                                                    2,192,837
                                                                 ------------
WHOLESALE TRADE -- NONDURABLE GOODS - 2.84%
   122,034  HENRY SCHEIN INCORPORATED+                              1,975,425
    27,260  SUIZA FOODS CORPORATION+                                1,097,215
   114,738  SUPERVALU INCORPORATED                                  2,172,851

                                                                    5,245,491
                                                                 ------------

                                                                  179,332,223
TOTAL COMMON STOCK (COST $178,224,213)
                                                                 ------------

CORE PORTFOLIOS           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 2.25%
REPURCHASE AGREEMENTS - 2.25%
$4,142,852  CREDIT SUISSE FIRST BOSTON
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                6.22%       04/03/00     $  4,142,852

                                                                             4,142,852
TOTAL SHORT-TERM INSTRUMENTS (COST
$4,142,852)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $182,367,065)*                        99.50% $183,475,075
OTHER ASSETS AND LIABILITIES, NET            0.50       915,141
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $184,390,216
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $18,099,398
GROSS UNREALIZED DEPRECIATION                       (16,991,388)
                                                    ----------
NET UNREALIZED APPRECIATION                         $1,108,010

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS            STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                           DISCIPLINED
                                GROWTH  INCOME EQUITY          INDEX
--------------------------------------------------------------------

ASSETS
INVESTMENTS:
  INVESTMENTS AT COST....  $168,899,613 $1,742,842,581 $1,111,965,204
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION).......   39,491,206    858,232,630    735,406,310
                           -----------  -------------  -------------
TOTAL INVESTMENT AT
  VALUE..................  208,390,819  2,601,075,211  1,847,371,514
                           -----------  -------------  -------------
  CASH...................            0              0              0
  COLLATERAL FOR
    SECURITIES LOANED....   77,390,310    261,231,109    290,054,464
  RECEIVABLE FROM DAILY
    VARIATION MARGIN.....            0              0        296,999
  RECEIVABLE FOR
    INVESTMENTS SOLD.....            0              0              0
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........       88,721      5,593,969      1,592,119
  ORGANIZATION COST, NET
    OF AMORTIZATION......            0          6,450              0
  PREPAID EXPENSES AND
    OTHER ASSETS.........            0          2,350              0
                           -----------  -------------  -------------
TOTAL ASSETS.............  285,869,850  2,867,909,089  2,139,315,096
                           -----------  -------------  -------------

LIABILITIES
  PAYABLE FOR INVESTMENT
    PURCHASED............            0              0              0
  PAYABLE FOR SECURITY
    LOANED...............   77,390,310    261,231,109    290,054,464
  PAYABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS............            0              0              0
  PAYABLE TO CUSTODIAN...    1,831,176              0              0
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........      123,147      1,522,516        195,886
  PAYABLE TO
    ADMINISTRATOR........          833          5,275          1,936
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....       11,504              0          5,582
                           -----------  -------------  -------------
TOTAL LIABILITIES........   79,356,970    262,758,900    290,257,868
                           -----------  -------------  -------------
TOTAL NET ASSETS.........  $206,512,880 $2,605,150,189 $1,849,057,228
                           -----------  -------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000 (UNAUDITED)           CORE
PORTFOLIOS
--------------------------------------------------------------------------------

                                          INTERNATIONAL  LARGE COMPANY    SMALL CAP    SMALL CAP  SMALL COMPANY  SMALL COMPANY
                           INTERNATIONAL         EQUITY         GROWTH        INDEX        VALUE         GROWTH          VALUE
------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  INVESTMENTS AT COST....   $625,098,218   $266,407,381  $1,510,965,708 $160,302,359 $161,635,968  $666,596,029   $182,367,065
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION).......   118,442,567     55,851,028   1,515,035,168   10,509,232   39,943,335   177,735,378      1,108,010
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
TOTAL INVESTMENT AT
  VALUE..................   743,540,785    322,258,409   3,026,000,876  170,811,591  201,579,303   844,331,407    183,475,075
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
  CASH...................       113,269              0               0            0            0             0              0
  COLLATERAL FOR
    SECURITIES LOANED....   111,101,934     44,000,273     447,139,232   30,680,267   39,598,449   100,301,785     22,054,368
  RECEIVABLE FROM DAILY
    VARIATION MARGIN.....             0              0               0      290,125            0             0              0
  RECEIVABLE FOR
    INVESTMENTS SOLD.....    15,262,396              0               0    1,071,847            0    13,443,468      1,804,586
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........     2,885,287        433,413       1,280,925       71,954       46,691       178,517        354,804
  ORGANIZATION COST, NET
    OF AMORTIZATION......             0              0           6,374            0            0             0              0
  PREPAID EXPENSES AND
    OTHER ASSETS.........         2,605              0          45,216            0            0         8,128          2,723
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
TOTAL ASSETS.............   872,906,276    366,692,095   3,474,472,623  202,925,784  241,224,443   958,263,305    207,691,556
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------

LIABILITIES
  PAYABLE FOR INVESTMENT
    PURCHASED............     6,510,656      3,308,290               0      485,342            0    18,771,425      1,115,874
  PAYABLE FOR SECURITY
    LOANED...............   111,101,934     44,000,273     447,139,232   30,680,267   39,598,449   100,301,785     22,054,368
  PAYABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS............     5,390,552              0               0            0            0             0              0
  PAYABLE TO CUSTODIAN...             0              0               0            0            0             0              0
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........       772,930        326,207       2,027,910       42,876      100,655       707,130        114,386
  PAYABLE TO
    ADMINISTRATOR........             0         28,622          11,546        8,453        7,003             0              0
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....       474,951        103,625               0          353       20,174             0         16,712
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
TOTAL LIABILITIES........   124,251,023     47,767,017     449,178,688   31,217,291   39,726,281   119,780,340     23,301,340
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------
TOTAL NET ASSETS.........   $748,655,253   $318,925,078  $3,025,293,935 $171,708,493 $201,498,162  $838,482,965   $184,390,216
                            -----------    -----------   -------------  -----------  -----------   -----------    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS    STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31,
2000 (UNAUDITED)
--------------------------------------------------------------------------------

                           DISCIPLINED
                                GROWTH  INCOME EQUITY         INDEX
-------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $ 1,006,154  $  25,697,596  $  9,817,821
  INTEREST...............      104,009      1,347,133     1,342,461
  SECURITIES LENDING.....       46,264        157,595       242,409
                           -----------  -------------  ------------
TOTAL INVESTMENT
  INCOME.................    1,156,427     27,202,324    11,402,691
                           -----------  -------------  ------------

EXPENSES
  ADVISORY FEES..........      803,053      9,214,035     1,317,368
  ADMINISTRATION FEES....       10,471        129,287        84,206
  CUSTODY................       20,032        238,646       160,366
  ACCOUNTING.............       37,105         75,164        70,750
  LEGAL..................        2,546          4,646         2,200
  AUDIT..................        7,075          7,075         7,075
  DIRECTORS' FEES........        2,276          2,363         2,328
  AMORTIZATION OF
    ORGANIZATION COSTS...        3,805          1,439           725
  OTHER..................            0         10,552         8,202
                           -----------  -------------  ------------
TOTAL EXPENSES...........      886,363      9,683,207     1,653,220
                           -----------  -------------  ------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............      (94,383)    (1,115,782)     (443,722)
  NET EXPENSES...........      791,980      8,567,425     1,209,498
                           -----------  -------------  ------------
NET INVESTMENT INCOME
  (LOSS).................      364,447     18,634,899    10,193,193
                           -----------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM
  SECURITIES.............   22,099,999     61,239,183    53,571,128
  FOREIGN CURRENCY
    TRANSACTIONS.........            0              0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........            0              0       474,953
                           -----------  -------------  ------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   22,099,999     61,239,183    54,046,081
                           -----------  -------------  ------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  SECURITIES.............    8,350,360    (77,785,422)  210,214,105
  FOREIGN CURRENCY
    TRANSACTIONS.........            0              0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........            0              0     2,486,801
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............    8,350,360    (77,785,422)  212,700,906
                           -----------  -------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   30,450,359    (16,546,239)  266,746,987
                           -----------  -------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $30,814,806  $   2,088,660  $276,940,180
                           -----------  -------------  ------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $874,888 FOR THE INTERNATIONAL PORTFOLIO AND $147,020 FOR THE INTERNATIONAL EQUITY PORTFOLIO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2000
(UNAUDITED)                                                      CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                          INTERNATIONAL  LARGE COMPANY     SMALL CAP     SMALL CAP  SMALL COMPANY  SMALL COMPANY
                           INTERNATIONAL         EQUITY         GROWTH         INDEX         VALUE         GROWTH          VALUE
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $  2,625,490(1) $    590,776(1) $   4,391,344 $    541,245 $    298,909  $   1,467,299  $   1,560,590
  INTEREST...............       460,039        322,200       1,644,909       347,589       298,415        991,689        203,066
  SECURITIES LENDING.....        61,784         21,523         203,727        36,368        79,258         72,833         12,722
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
TOTAL INVESTMENT
  INCOME.................     3,147,313        934,499       6,239,980       925,202       676,582      2,531,821      1,776,378
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------

EXPENSES
  ADVISORY FEES..........     3,405,333      1,340,192       9,233,760       210,454       843,887      3,442,201        747,959
  ADMINISTRATION FEES....       125,938          7,871         109,678         7,979         8,920         34,493          7,942
  CUSTODY................       811,971        295,304         231,705        16,558        18,182         71,152         16,347
  ACCOUNTING.............        49,166         70,927          84,669        52,284        48,326         51,098         34,642
  LEGAL..................       124,007        103,519              18            65         3,771             31          2,847
  AUDIT..................         7,075          7,075           7,075         4,736         7,075          7,075          7,075
  DIRECTORS' FEES........         2,298          2,274           2,344         1,523         2,272          2,294          2,274
  AMORTIZATION OF
    ORGANIZATION COSTS...           725              0           1,424             0             0            324            324
  OTHER..................       347,030              8             577             0         8,342            692          7,091
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
TOTAL EXPENSES...........     4,873,543      1,827,170       9,671,250       293,599       940,775      3,609,360        826,501
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............      (327,289)      (116,576)        (87,136)      (10,483)     (274,376)       (37,549)      (143,082)
  NET EXPENSES...........     4,546,254      1,710,594       9,584,114       283,116       666,399      3,571,811        683,419
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET INVESTMENT INCOME
  (LOSS).................    (1,398,941)      (776,095)     (3,344,134)      642,086        10,183     (1,039,990)     1,092,959
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM
  SECURITIES.............   167,858,099     44,104,245      50,610,539     1,539,508    13,011,483    137,407,362       (475,018)
  FOREIGN CURRENCY
    TRANSACTIONS.........    (1,628,782)       (37,296)              0             0             0              0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........             0              0               0     4,011,065             0              0              0
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   166,229,317     44,066,949      50,610,539     5,550,573    13,011,483    137,407,362       (475,018)
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  SECURITIES.............    21,070,867     37,340,189     771,628,395    24,639,161    19,800,420    116,564,035      4,515,664
  FOREIGN CURRENCY
    TRANSACTIONS.........    (2,342,687)        (8,379)              0             0             0              0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........             0              0               0      (863,377)            0              0              0
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............    18,728,180     37,331,810     771,628,395    23,775,784    19,800,420    116,564,035      4,515,664
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   184,957,497     81,398,759     822,238,934    29,326,357    32,811,903    253,971,397      4,040,646
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $183,558,556   $ 80,622,664   $ 818,894,800  $ 29,968,443  $ 32,822,086  $ 252,931,407  $   5,133,605
                           ------------   ------------   -------------  ------------  ------------  -------------  -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $874,888 FOR THE INTERNATIONAL PORTFOLIO AND $147,020 FOR THE INTERNATIONAL EQUITY PORTFOLIO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           DISCIPLINED GROWTH
                           ---------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $201,399,232       $188,984,663      $130,765,219
                            ------------       ------------      ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............        364,447            (26,104)          245,235
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     22,099,999          4,099,644        (3,141,344)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      8,350,360         (4,448,279)       24,845,328
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     30,814,806           (374,739)       21,949,219
                            ------------       ------------      ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     18,589,136         24,852,681        56,556,716
  WITHDRAWALS............    (44,290,294)       (12,063,373)      (20,286,491)
                            ------------       ------------      ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............    (25,701,158)        12,789,308        36,270,225
                            ------------       ------------      ------------
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      5,113,648         12,414,569        58,219,444
                            ------------       ------------      ------------
ENDING NET ASSETS........   $206,512,880       $201,399,232      $188,984,663
                            ------------       ------------      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                              INCOME EQUITY                                            INDEX
                           ---------------------------------------------------  ---------------------------------------------------
                               (UNAUDITED)                                          (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE      FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED     MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999   MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  2$,454,562,674     2$,418,577,773     $1,955,802,133 1$,583,558,662     1$,830,641,407     $1,385,279,923
                            ------------       ------------      ------------    ------------       ------------      ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............     18,634,899         12,171,160        32,382,110      10,193,193          7,070,132        21,141,735
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     61,239,183         55,447,612        10,703,154      54,046,081         17,917,926        26,353,322
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........    (77,785,422)      (176,477,105)      273,274,958     212,700,906       (247,065,769)      247,309,848
                            ------------       ------------      ------------    ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      2,088,660       (108,858,333)      316,360,222     276,940,180       (222,077,711)      294,804,905
                            ------------       ------------      ------------    ------------       ------------      ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    364,181,185        170,936,080       299,593,165     136,836,782        168,104,830       338,399,367
  WITHDRAWALS............   (215,682,330)       (26,092,846)     (153,177,747)   (148,278,396)      (193,109,864)     (187,842,788)
                            ------------       ------------      ------------    ------------       ------------      ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............    148,498,855        144,843,234       146,415,418     (11,441,614)       (25,005,034)      150,556,579
                            ------------       ------------      ------------    ------------       ------------      ------------
                            ------------       ------------      ------------    ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........    150,587,515         35,984,901       462,775,640     265,498,566       (247,082,745)      445,361,484
                            ------------       ------------      ------------    ------------       ------------      ------------
ENDING NET ASSETS........  2$,605,150,189     2$,454,562,674     $2,418,577,773 1$,849,057,228     1$,583,558,662     $1,830,641,407
                            ------------       ------------      ------------    ------------       ------------      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              INTERNATIONAL
                           ---------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $803,919,481       $797,205,650      $951,185,586
                            ------------       ------------      ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............     (1,398,941)         4,888,405        11,315,753
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........    166,229,317         33,382,557        84,073,464
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     18,728,180         (3,837,151)     (106,511,759)
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    183,558,556         34,433,811       (11,122,542)
                            ------------       ------------      ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    102,248,906         96,548,384       138,115,465
  WITHDRAWALS............   (341,071,690)      (124,268,364)     (280,972,859)
                            ------------       ------------      ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............   (238,822,784)       (27,719,980)     (142,857,394)
                            ------------       ------------      ------------
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........    (55,264,228)         6,713,831      (153,979,936)
                            ------------       ------------      ------------
ENDING NET ASSETS........   $748,655,253       $803,919,481      $797,205,650
                            ------------       ------------      ------------

(1)  THIS PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
186

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                            INTERNATIONAL EQUITY
                           -------------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR            FOR THE
                              MONTHS ENDED         MONTHS ENDED         YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999 (1)
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $150,544,960       $154,552,130        $          0
                            ------------       ------------        ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............       (776,095)           109,415             857,495
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     44,066,949          2,627,525            (119,809)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     37,331,810         13,315,722           5,196,073
                            ------------       ------------        ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     80,622,664         16,052,662           5,933,759
                            ------------       ------------        ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    180,004,062         19,384,770         154,175,553
  WITHDRAWALS............    (92,246,608)       (39,444,602)         (5,557,182)
                            ------------       ------------        ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     87,757,454        (20,059,832)        148,618,371
                            ------------       ------------        ------------
                            ------------       ------------        ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........    168,380,118         (4,007,170)        154,552,130
                            ------------       ------------        ------------
ENDING NET ASSETS........   $318,925,078       $150,544,960        $154,552,130
                            ------------       ------------        ------------

                                          LARGE COMPANY GROWTH
                           ---------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  2$,038,377,260     1$,847,453,831     $1,081,998,121
                            ------------       ------------      ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............     (3,344,134)          (504,243)       (2,686,598)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     50,610,539         37,071,984       181,443,136
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........    771,628,395        (53,035,427)      267,110,572
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    818,894,800        (16,467,686)      445,867,110
                            ------------       ------------      ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........    433,563,355        431,740,313       761,913,767
  WITHDRAWALS............   (265,541,480)      (224,349,198)     (442,325,167)
                            ------------       ------------      ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............    168,021,875        207,391,115       319,588,600
                            ------------       ------------      ------------
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........    986,916,675        190,923,429       765,455,710
                            ------------       ------------      ------------
ENDING NET ASSETS........  3$,025,293,935     2$,038,377,260     $1,847,453,831
                            ------------       ------------      ------------

(1)  THIS PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SMALL CAP INDEX
                           ---------------------------------------------------
                               (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR        FOR THE
                              MONTHS ENDED         MONTHS ENDED     YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $154,386,892       $136,746,124      $122,492,445
                            ------------       ------------      ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............        642,086            245,646           926,729
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........      5,550,573         (1,007,763)        2,468,434
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     23,775,784          1,965,868        (9,600,626)
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     29,968,443          1,203,751        (6,205,463)
                            ------------       ------------      ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     19,690,769         45,525,219        38,398,557
  WITHDRAWALS............    (32,337,611)       (29,088,202)      (17,939,415)
                            ------------       ------------      ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............    (12,646,842)        16,437,017        20,459,142
                            ------------       ------------      ------------
                            ------------       ------------      ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     17,321,601         17,640,768        14,253,679
                            ------------       ------------      ------------
ENDING NET ASSETS........   $171,708,493       $154,386,892      $136,746,124
                            ------------       ------------      ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                            SMALL CAP VALUE                                  SMALL COMPANY GROWTH
                           --------------------------------------------------  ------------------------------------------------
                               (UNAUDITED)                                        (UNAUDITED)
                               FOR THE SIX         FOR THE FOUR       FOR THE     FOR THE SIX        FOR THE FOUR       FOR THE
                              MONTHS ENDED         MONTHS ENDED    YEAR ENDED    MONTHS ENDED        MONTHS ENDED    YEAR ENDED
                            MARCH 31, 2000   SEPTEMBER 30, 1999  MAY 31, 1999  MARCH 31, 2000  SEPTEMBER 30, 1999  MAY 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $173,026,520       $125,768,110      $104,269,849   $667,576,772      $733,708,206     $894,063,120
                            ------------       ------------      ------------   ------------      ------------     ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............         10,183           (146,613)         (213,047)    (1,039,990)         (514,635)      (1,822,670)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........     13,011,483          4,186,619       (30,465,857)   137,407,362        57,486,291      (77,753,826)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     19,800,420          5,216,949         9,548,982    116,564,035       (65,332,424)     (15,097,262)
                            ------------       ------------      ------------   ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     32,822,086          9,256,955       (21,129,922)   252,931,407        (8,360,768)     (94,673,758)
                            ------------       ------------      ------------   ------------      ------------     ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     27,728,337         68,898,740        56,411,434     53,003,570        31,454,531       87,802,760
  WITHDRAWALS............    (32,078,781)       (30,897,285)      (13,783,251)  (135,028,784)      (89,225,197)    (153,483,916)
                            ------------       ------------      ------------   ------------      ------------     ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     (4,350,444)        38,001,455        42,628,183    (82,025,214)      (57,770,666)     (65,681,156)
                            ------------       ------------      ------------   ------------      ------------     ------------
                            ------------       ------------      ------------   ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     28,471,642         47,258,410        21,498,261    170,906,193       (66,131,434)    (160,354,914)
                            ------------       ------------      ------------   ------------      ------------     ------------
ENDING NET ASSETS........   $201,498,162       $173,026,520      $125,768,110   $838,482,965      $667,576,772     $733,708,206
                            ------------       ------------      ------------   ------------      ------------     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         SMALL COMPANY VALUE
                           ------------------------------------------------
                              (UNAUDITED)
                              FOR THE SIX        FOR THE FOUR       FOR THE
                             MONTHS ENDED        MONTHS ENDED    YEAR ENDED
                           MARCH 31, 2000  SEPTEMBER 30, 1999  MAY 31, 1999
---------------------------------------------------------------------------
BEGINNING NET ASSETS.....   $152,160,571      $168,647,698     $147,525,445
                            ------------      ------------     ------------
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............      1,092,959           435,751        1,096,962
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........       (475,018)        2,279,774       (4,559,162)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      4,515,664        (8,987,103)      (9,541,409)
                            ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      5,133,605        (6,271,578)     (13,003,609)
                            ------------      ------------     ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     41,839,585        25,136,140       58,867,576
  WITHDRAWALS............    (14,743,545)      (35,351,689)     (24,741,714)
                            ------------      ------------     ------------
  NET INCREASE (DECREASE)
    FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL
    INTERESTS............     27,096,040       (10,215,549)      34,125,864
                            ------------      ------------     ------------
                            ------------      ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     32,229,645       (16,487,127)      21,122,253
                            ------------      ------------     ------------
ENDING NET ASSETS........   $184,390,216      $152,160,571     $168,647,698
                            ------------      ------------     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)                                 CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                ----------------------------------------  PORTFOLIO
                                 NET INVESTMENT        NET         GROSS   TURNOVER
                                  INCOME (LOSS)   EXPENSES   EXPENSES(1)       RATE
-----------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           0.36%      0.78%         0.87%        60%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................          (0.04)%     0.97%         1.02%        21%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.15%      0.97%         1.02%        90%
OCTOBER 1, 1997 (3) TO
  MAY 31, 1998................           0.55%      1.01%         1.06%        68%

INCOME EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           1.43%      0.66%         0.75%         5%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           1.43%      0.54%         0.57%         5%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.53%      0.55%         0.57%         3%
JUNE 1, 1997 (3) TO MAY 31,
  1998........................           1.76%      0.52%         0.57%         3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           1.17%      0.14%         0.19%         5%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           1.25%      0.18%         0.23%        11%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.35%      0.18%         0.23%         4%
JUNE 1, 1997 TO MAY 31,
  1998........................           1.60%      0.19%         0.24%         7%
JUNE 1, 1996 TO MAY 31,
  1997........................           2.03%      0.11%         0.31%         7%
NOVEMBER 1, 1995 TO MAY 31,
  1996........................           2.35%      0.17%         0.32%         7%
NOVEMBER 11, 1994 (3) TO
  OCTOBER 31, 1995............           2.42%      0.17%         0.33%         8%

INTERNATIONAL
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................          (0.36)%     1.18%         1.26%        59%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           1.79%      0.61%         0.68%        23%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.29%      0.61%         0.69%        94%
JUNE 1, 1997 TO MAY 31,
  1998........................           1.23%      0.66%         0.68%        37%
JUNE 1, 1996 TO MAY 31,
  1997........................           1.53%      0.19%         0.67%        53%
NOVEMBER 1, 1995 TO MAY 31,
  1996........................           1.75%      0.23%         0.68%        18%
NOVEMBER 11, 1994 (3) TO
  OCTOBER 31, 1995............           1.94%      0.25%         0.70%        28%

INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................          (0.60)%     1.32%         1.41%        53%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           0.21%      1.40%         1.40%        11%
FEBRUARY 12, 1999 (3) TO
  MAY 31, 1999................           1.92%      1.40%         1.45%        12%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................          (0.27)%     0.77%         0.78%         5%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................          (0.07)%     0.69%         0.72%         5%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.19)%     0.71%         0.72%        28%
JUNE 1, 1997 (3) TO MAY 31,
  1998........................          (0.03)%     0.67%         0.73%        13%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           0.77%      0.34%         0.35%        15%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           0.53%      0.44%         0.50%        23%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.76%      0.44%         0.48%        26%
APRIL 9, 1998 (3) TO MAY 31,
  1998........................           1.04%      0.52%         0.54%         2%

SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           0.01%      0.73%         1.03%        63%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................          (0.32)%     1.06%         1.10%        49%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.20)%     1.05%         1.10%       108%
OCTOBER 1, 1997 (3) TO
  MAY 31, 1998................          (0.17)%     1.08%         1.13%        79%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................          (0.28)%     0.95%         0.96%        27%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................          (0.22)%     0.94%         0.98%        55%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.25)%     0.98%         0.98%       154%
JUNE 1, 1997 (3) TO MAY 31,
  1998........................          (0.41)%     0.93%         0.98%       123%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO MARCH 31,
  2000........................           1.33%      0.83%         1.01%        56%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999 (2)....................           0.83%      1.00%         1.04%        28%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.76%      0.99%         1.04%        97%
JUNE 1, 1997 (3) TO MAY 31,
  1998........................           0.69%      0.99%         1.04%        99%

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).
(2)  The Portfolio changed its fiscal year-end from May 31 to September 30.
(3)  Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements represent the Disciplined Growth, Income Equity, Index, International, International Equity, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
   Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
   Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following contracts were held by the International Portfolio for the period ended
  March 31, 2000:

                                                                                     Net Unrealized
                                                                                      Appreciation/
    Date                 Currency                     Value             Proceeds     (Depreciation)
     5/18/00           JAPANESE YEN               Y4,082,122,000.00  $37,869,049.00  $(2,221,470.00)

     5/26/00           JAPANESE YEN               Y4,195,728,000.00   38,721,880.00   (2,538,908.00)

      6/7/00           JAPANESE YEN               Y1,695,236,000.00   16,074,682.00     (630,173.00)

FUTURES CONTRACTS
   Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/ or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On
  March 31, 2000, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                               Net Unrealized
                                                                                  Notional     Appreciation/
    Contracts          Portfolio                Type          Expiration Date  Contract Value  (Depreciation)
       108     INDEX PORTFOLIO                S&P 500 INDEX     JUNE, 2000      $40,913,100       1,040,125

       55      SMALL CAP INDEX PORTFOLIO       RUSSELL 2000     JUNE, 2000       14,997,125      (1,098,575)

   The Index Portfolio and the Small Cap Index Portfolio have pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of
  $4,875,000 and $920,000, respectively.

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

SECURITY LOANS
   The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. WFB receives 40% of income on security lending activities and covers

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

  the expenses associated with securities lending activities. As of March 31, 2000 the value of securities on loan and the value of the related collateral was as follows:

    Portfolio                                 Securities    Collateral
    DISCIPLINED GROWTH PORTFOLIO              $76,185,065  $ 77,390,310

    INCOME EQUITY PORTFOLIO                   254,460,975   261,231,109

    INDEX PORTFOLIO                           281,580,852   290,054,464

    INTERNATIONAL PORTFOLIO                   110,094,880   111,101,934

    INTERNATIONAL EQUITY PORTFOLIO             42,413,414    44,000,273

    LARGE COMPANY GROWTH PORTFOLIO            441,706,870   447,139,232

    SMALL CAP INDEX PORTFOLIO                  29,406,849    30,680,267

    SMALL CAP VALUE PORTFOLIO                  38,990,619    39,598,449

    SMALL COMPANY GROWTH PORTFOLIO             97,749,521   100,301,785

    SMALL COMPANY VALUE PORTFOLIO              21,402,415    22,054,368

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

DEFERRED ORGANIZATION COSTS
   Certain costs incurred in connection with the organization of the Portfolios are being amortized on a straight-line basis over 60 months from the date each Portfolio commenced operations.

3. ADVISORY FEES
   The Investment Advisor of each Portfolio is WFB. WFB has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management International, Inc., Smith Asset Management Group, L.P., and Wells Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the Advisor and do not increase the overall fees paid by the Portfolios to the Advisor. These sub-advisors provided the same services to the predecessor portfolios. Prior to November 8, 1999, the Disciplined Growth, Small Company Growth, and Small Company Value Portfolios were charged an Advisory fee of 0.90%, the Index Portfolio was charged 0.15%, the Income Equity Portfolio was charged 0.50%, the International Portfolio was charged 0.45%, the International Equity Portfolio was charged 1.20%, the Large Company Growth Portfolio was charged 0.65%, the Small Cap Index Portfolio was charged 0.25%, and the Small Cap Value Portfolio was charged 0.95% as a percentage of the average daily net assets of each respective Portfolio.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  The current investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

    Portfolio                            Advisory Fee           Subadvisor                   Sub-Advisory Fee
    DISCIPLINED GROWTH PORTFOLIO            0.75%            SMITH ASSET MANAGEMENT  $            0-175 MILLION, 0.35%

                                                                                                175-225 MILLION, 0.00%

                                                                                                225-500 MILLION, 0.25%

                                                                                       GREATER THAN 500 MILLION, 0.20%

    INCOME EQUITY PORTFOLIO                 0.75%          WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.25%

                                                                                                200-400 MILLION, 0.20%

                                                                                       GREATER THAN 400 MILLION, 0.15%

    INDEX PORTFOLIO                         0.15%          WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.02%

                                                                                       GREATER THAN 200 MILLION, 0.01%

    INTERNATIONAL PORTFOLIO                 1.00%       SCHRODER CAPITAL MANAGEMENT               0-100 MILLION, 0.45%

                                                                                                100-200 MILLION, 0.35%

                                                                                                200-600 MILLION, 0.20%

                                                                                      GREATER THAN 600 MILLION, 0.185%

    INTERNATIONAL EQUITY PORTFOLIO          1.00%          WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.35%

                                                                                                200-400 MILLION, 0.25%

                                                                                       GREATER THAN 400 MILLION, 0.15%

    LARGE COMPANY GROWTH PORTFOLIO          0.75%      PEREGRINE CAPITAL MANAGEMENT                0-25 MILLION, 0.75%

                                                                                                  25-50 MILLION, 0.60%

                                                                                                 50-275 MILLION, 0.50%

                                                                                       GREATER THAN 275 MILLION, 0.30%

    SMALL CAP INDEX PORTFOLIO               0.25%          WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.02%

                                                                                        GREATER THAN 200 MILLION,0.01%

    SMALL CAP VALUE PORTFOLIO               0.90%            SMITH ASSET MANAGEMENT               0-110 MILLION, 0.45%

                                                                                                110-150 MILLION, 0.00%

                                                                                                150-300 MILLION, 0.30%

                                                                                       GREATER THAN 300 MILLION, 0.25%

    SMALL COMPANY GROWTH PORTFOLIO          0.90%      PEREGRINE CAPITAL MANAGEMENT                0-50 MILLION, 0.90%

                                                                                                 50-180 MILLION, 0.75%

                                                                                                180-340 MILLION, 0.65%

                                                                                                340-685 MILLION, 0.50%

                                                                                                685-735 MILLION, 0.52%

                                                                                        GREATER THAN 735 MILLION 0.55%

    SMALL COMPANY VALUE PORTFOLIO           0.90%      PEREGRINE CAPITAL MANAGEMENT               0-200 MILLION, 0.50%

                                                                                       GREATER THAN 200 MILLION, 0.75%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Currently there are no administration fees charged to the Portfolios at the core level. Prior to November 8, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.05% of each Portfolio's average daily net assets. With respect to International Portfolio, FAdS received a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.
   Norwest Bank Minnesota, N.A. ("Norwest") serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those portfolios' foreign securities and assets held in foreign countries. Norwest receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

  daily net assets, with the exception of the International and International Equity Portfolios. Norwest receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets. Prior to November 8, 1999, Norwest received a fee with respect to each Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million, with the exception of the International and International Equity Portfolios. Prior to November 8, 1999, Norwest received a fee with respect to the International and International Equity Portfolios at an annual rate of 0.07% of each Portfolio's average daily net assets.
   Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
   For the six months ended March 31, 2000, fees waived by the Portfolios' service providers were as follows:

    Portfolio                            Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    DISCIPLINED GROWTH PORTFOLIO               $12,440            $   81,943         $   94,383

    INCOME EQUITY PORTFOLIO                     59,627             1,056,155          1,115,782

    INDEX PORTFOLIO                             88,805               354,917            443,722

    INTERNATIONAL PORTFOLIO                     56,616               270,673            116,576

    INTERNATIONAL EQUITY PORTFOLIO                   0               116,576            327,289

    LARGE COMPANY GROWTH PORTFOLIO              56,176                30,960             87,136

    SMALL CAP INDEX PORTFOLIO                    8,642                 1,841             10,483

    SMALL CAP VALUE PORTFOLIO                   12,108               262,268            274,376

    SMALL COMPANY GROWTH PORTFOLIO              24,605                12,944             37,549

    SMALL COMPANY VALUE PORTFOLIO                8,635               134,447            143,082

6. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the six-month period ended March 31, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Portfolio                                 Purchases at Cost  Sales Proceeds
    DISCIPLINED GROWTH PORTFOLIO                $119,548,275      $140,770,912

    INCOME EQUITY PORTFOLIO                      192,926,045      125,095,458

    INDEX PORTFOLIO                               89,986,540       96,562,217

    INTERNATIONAL PORTFOLIO                      404,022,098      678,995,469

    INTERNATIONAL EQUITY PORTFOLIO               206,498,869      127,510,164

    LARGE COMPANY GROWTH PORTFOLIO               263,612,509      119,976,095

    SMALL CAP INDEX PORTFOLIO                     22,636,123       35,875,346

    SMALL CAP VALUE PORTFOLIO                    109,416,154      118,241,959

    SMALL COMPANY GROWTH PORTFOLIO               217,281,367      194,404,304

    SMALL COMPANY VALUE PORTFOLIO                116,692,843       88,629,711

STOCK FUNDS                                                LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/ SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

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 P.O. Box 8266
 Boston, MA 02266-8266

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